UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2018

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended April 30, 2018

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/17	Actual Ending Account Value 04/30/18	Actual Expenses Paid During Period* 11/1/17-04/30/18	Actual Expense Ratio During Period** 11/1/17-04/30/18
All Cap Core Fund	$1,000.00	$1,042.30	$4.96	0.98%
Large Cap Strategies Fund	1,000.00	1,033.70	5.60	1.11%
All Cap ESG Fund	1,000.00	995.00	1.64	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,035.40	5.60	1.11%
Strategic Opportunities Fund	1,000.00	1,023.10	6.02	1.20%
Fixed Income Fund	1,000.00	983.10	3.05	0.62%
Municipal Bond Fund	1,000.00	982.10	2.80	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period. For the All Cap ESG Fund, expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 61/365 to reflect the period from March 1, 2018 (commencement of operations) to April 30, 2018.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
3

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended April 30, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/17	Hypothetical Ending Account Value 04/30/18	Hypothetical Expenses Paid During Period* 11/1/17-04/30/18	Hypothetical Expense Ratio During Period** 11/1/17-04/30/18
All Cap Core Fund	$1,000.00	$1,019.93	$4.91	0.98%
Large Cap Strategies Fund	1,000.00	1,019.29	5.56	1.11%
All Cap ESG Fund	1,000.00	1,006.58	4.98	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,019.29	5.56	1.11%
Strategic Opportunities Fund	1,000.00	1,018.84	6.01	1.20%
Fixed Income Fund	1,000.00	1,021.72	3.11	0.62%
Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period. For All Cap ESG Fund, expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 61/365 to reflect the period from March 1, 2018 (commencement of operations) to April 30, 2018.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2018
(Unaudited)

Shares		Value
COMMON STOCKS — 97.1%
Banks — 7.0%
590,480	Citigroup, Inc.	$40,312,070
2,315,300	KeyCorp	46,120,776
831,095	Morgan Stanley	42,901,124
		129,333,970
Consumer Discretionary — 11.5%
106,183	Advance Auto Parts, Inc.	12,152,644
47,256	Amazon.com, Inc.(a)	74,009,039
537,030	Comcast Corp. - Class A	16,857,372
166,950	Home Depot, Inc. (The)	30,852,359
615,965	NIKE, Inc. - Class B	42,125,846
2,091,071	Samsonite International SA	9,432,182
151,165	SIX Flags Entertainment Corp.	9,559,675
136,065	Wyndham Worldwide Corp.	15,539,984
		210,529,101
Consumer Staples — 6.7%
615,255	Altria Group, Inc.	34,521,958
789,400	Church & Dwight Co., Inc.	36,470,280
74,131	Ingredion, Inc.	8,976,523
61,096	JM Smucker Co. (The)	6,969,832
335,045	PepsiCo, Inc.	33,819,442
33,165	Spectrum Brands Holdings, Inc.	2,391,197
		123,149,232
Diversified Financials — 3.3%
619,320	Discover Financial Services	44,126,550
189,937	Nasdaq, Inc.	16,775,236
		60,901,786
Energy — 4.9%
728,460	ConocoPhillips	47,714,130
978,300	Encana Corp.	12,183,509
1,588,865	ENI SpA	31,059,744
		90,957,383
Health Care — 14.6%
121,105	Alexion Pharmaceuticals, Inc.(a)	14,245,581
606,290	Baxter International, Inc.	42,137,155
64,099	Cooper Cos., Inc. (The)	14,660,082
571,815	Danaher Corp.	57,364,481
173,915	DENTSPLY SIRONA, Inc.	8,754,881
92,876	Laboratory Corp of America Holdings(a)	15,858,577
114,261	STERIS Plc	10,799,950
205,230	Thermo Fisher Scientific, Inc.	43,170,131
53,077	Waters Corp.(a)	10,000,238
50,388	West Pharmaceutical Services, Inc.	4,444,725
550,300	Zoetis, Inc.	45,939,044
		267,374,845
Industrials — 12.1%
156,790	Allegion Plc	12,101,052
Shares		Value
Industrials (continued)
188,250	Cintas Corp.	$32,058,975
138,712	Dover Corp.	12,858,602
29,232	Dun & Bradstreet Corp. (The)	3,370,742
635,254	Fortive Corp.	44,664,709
63,599	Harris Corp.	9,948,156
57,440	IDEX Corp.	7,677,430
341,785	J.B. Hunt Transport Services, Inc.	40,135,813
221,716	KAR Auction Services, Inc.	11,527,015
175,920	Raytheon Co.	36,053,045
47,762	Snap-on, Inc.	6,937,431
54,119	Wabtec Corp.	4,806,308
		222,139,278
Information Technology — 28.4%
152,775	Alibaba Group Holding Ltd. - ADR(a)	27,276,449
46,540	Alphabet, Inc. - Class C(a)	47,346,538
62,865	ANSYS, Inc.(a)	10,162,756
319,365	Apple, Inc.	52,778,260
24,628	Booking Holdings, Inc.(a)	53,639,784
157,329	Broadcom, Inc.	36,094,419
68,797	Check Point Software Technologies Ltd.(a)	6,639,598
253,278	CoreLogic, Inc.(a)	12,537,261
413,470	Fidelity National Information Services, Inc.	39,267,246
102,555	LogMein, Inc.	11,301,561
852,350	Microsoft Corp.	79,711,772
347,005	PayPal Holdings, Inc.(a)	25,890,043
206,900	Salesforce.com, Inc.(a)	25,032,831
136,000	ServiceNow, Inc.(a)	22,595,039
423,425	Visa, Inc. - Class A	53,724,164
206,303	Worldpay, Inc. - Class A(a)	16,755,930
		520,753,651
Insurance — 2.2%
294,710	CHUBB Ltd.	39,983,306
Materials — 4.1%
286,050	Axalta Coating Systems Ltd.(a)	8,838,945
676,390	DowDuPont, Inc.	42,774,904
384,820	Rio Tinto Ltd.	22,902,172
		74,516,021
Utilities — 2.3%
489,585	American Water Works Co., Inc.	42,388,269
Total Common Stocks (Cost $1,402,024,613)		1,782,026,842

5

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 3.2%
57,382,442	SEI Daily Income Trust Government II Fund, Class A, 1.53%(b)	$57,382,442
Total Investment Company (Cost $57,382,442)		57,382,442
TOTAL INVESTMENTS — 100.3% (Cost $1,459,407,055)		$1,839,409,284
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(4,609,660)
NET ASSETS — 100.0%		$1,834,799,624

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of April 30, 2018.

The following abbreviation is used in the report:

ADR-American Depositary Receipt

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	28.4%
Health Care	14.6
Industrials	12.1
Consumer Discretionary	11.5
Banks	7.0
Consumer Staples	6.7
Energy	4.9
Materials	4.1
Diversified Financials	3.3
Utilities	2.3
Insurance	2.2
Other*	2.9
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2018
(Unaudited)

Shares		Value
COMMON STOCKS — 90.1%
ARGENTINA — 0.0%
78,900	Banco Macro SA - ADR	$7,646,987
AUSTRALIA — 0.9%
552,000	Atlassian Corp. Plc - Class A(a)	30,900,960
111,066	Caltex Australia Ltd.	2,582,808
746,930	CSL Ltd.	95,673,255
494,811	Oil Search Ltd.	2,910,999
602,121	Origin Energy Ltd.(a)	4,395,940
797,402	Santos Ltd.(a)	3,672,675
1,850,859	St Barbara Ltd.	5,904,747
350,745	Woodside Petroleum Ltd.	8,499,756
		154,541,140
AUSTRIA — 0.0%
106,552	OMV AG	6,599,298
51,526	Raiffeisen Bank International AG(a)	1,739,313
		8,338,611
BELGIUM — 0.3%
79,281	Anheuser-Busch Inbev SA/NV	7,875,260
279,387	Colruyt SA	15,721,442
220,000	Galapagos NV - ADR(a)(b)	19,608,599
12,248	Groupe Bruxelles Lambert SA	1,400,030
26,081	KBC Group NV	2,267,479
17,864	Solvay SA	2,484,350
26,190	Telenet Group Holding NV(a)	1,530,535
21,917	UCB SA	1,650,657
		52,538,352
BERMUDA — 0.2%
222,660	RenaissanceRe Holdings Ltd.	30,290,666
BRAZIL — 1.4%
20,403,028	Ambev SA(b)	135,818,284
1,666,300	Ambev SA - ADR	11,030,905
117,142	Atacadao Distribuicao Comercio e Industria Ltd.	505,257
1,352,754	B3 SA - Brasil Bolsa Balcao	9,750,239
68,564	Banco Bradesco SA(b)	627,082
1,514,619	Banco Bradesco SA - ADR	14,843,266
73,242	Banco do Brasil SA	767,711
65,904	BB Seguridade Participacoes SA	517,532
112,514	CCR SA	386,052
353,600	Cia Brasileira de Distribuicao - ADR	7,899,423
51,891	Cia de Saneamento Basico do Estado de Sao Paulo	519,325
211,437	Cia Siderurgica Nacional SA(a)	533,542
90,186	Cielo SA	495,055
165,893	Cosan SA Industria e Comercio	1,892,768
126,316	EDP - Energias do Brasil SA	500,115
49,469	Engie Brasil Energia SA	526,011
340,011	Fibria Celulose SA	6,671,716
1,448,262	Itau Unibanco Holding SA - ADR	21,043,247
Shares		Value
BRAZIL (continued)
106,158	Kroton Educacional SA	$426,365
55,285	Lojas Renner SA	512,892
35,703	M Dias Branco SA	448,224
54,740	Natura Cosmeticos SA	505,023
110,596	Odontoprev SA	474,497
1,361,740	Petroleo Brasileiro SA(a)	9,616,764
49,901	Porto Seguro SA	644,559
19,844	Raia Drogasil SA	389,267
99,365	Sul America SA - Units	613,798
125,092	Tim Participacoes SA	569,184
144,825	Ultrapar Participacoes SA	2,510,212
256,530	Vale SA	3,561,045
1,496,560	WEG SA	7,591,308
		242,190,668
CANADA — 2.1%
73,159	AltaGas Ltd.	1,410,246
141,953	ARC Resources Ltd.	1,583,213
180,381	Cameco Corp.	1,899,413
441,243	Canadian Natural Resources Ltd.	15,918,357
646,700	Canadian Pacific Railway Ltd.	118,002,162
413,881	Cenovus Energy, Inc.	4,145,418
218,560	Crescent Point Energy Corp.	1,915,028
342,005	Enbridge, Inc.	10,359,106
295,500	Enbridge, Inc.	8,944,785
364,862	Encana Corp.	4,543,902
159,139	Husky Energy, Inc.	2,226,050
117,122	Imperial Oil Ltd.	3,642,417
161,820	Inter Pipeline Ltd.	2,917,663
69,653	Keyera Corp.	1,875,388
183,781	Pembina Pipeline Corp.	5,852,880
554,231	Peyto Exploration & Development Corp.	5,240,363
73,431	PrairieSky Royalty Ltd.	1,628,241
1,529,200	Restaurant Brands International, Inc.	83,219,064
117,762	Seven Generations Energy Ltd. - Class A(a)	1,680,283
340,000	Shopify, Inc. - Class A(a)	45,434,200
665,100	Suncor Energy, Inc.	25,434,332
91,914	Tourmaline Oil Corp.	1,728,824
345,211	TransCanada Corp.	14,637,086
53,180	Vermilion Energy, Inc.	1,797,587
		366,036,008
CHILE — 0.1%
545	Banco de Credito e Inversiones SA	41,167
363,500	Banco Santander Chile - ADR	12,006,405
135,017	Empresas COPEC SA	2,204,130
2,770,069	Enel Americas SA	632,722
4,478,957	Enel Chile SA	557,679
50,693	SACI Falabella	490,706
		15,932,809

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CHINA — 4.6%
261,000	51Job, Inc. - ADR(a)	$21,542,939
954,326	AAC Technologies Holdings, Inc.	13,697,221
366,216	Agile Group Holdings Ltd.	722,395
2,289,383	Agricultural Bank of China Ltd. - H Shares	1,290,783
467,002	Air China Ltd. - H Shares	615,648
803,396	Alibaba Group Holding Ltd. - ADR(a)	143,438,322
114,178	Anhui Conch Cement Co. Ltd. - H Shares	712,640
119,324	ANTA Sports Products Ltd.	680,886
339,536	Baidu, Inc. - ADR(a)(b)	85,189,582
6,160,543	Bank of China Ltd. - H Shares	3,344,135
364,178	Beijing Capital International Airport Co. Ltd. - H Shares	496,001
1,537,599	China Cinda Asset Management Co. Ltd. - H Shares	548,780
858,795	China CITIC Bank Corp. Ltd. - H Shares	613,908
488,542	China Communications Construction Co. Ltd. - H Shares	562,888
6,323,056	China Construction Bank Corp. - H Shares	6,624,407
1,182,759	China Everbright Bank Co. Ltd. - H Shares	591,071
237,607	China Evergrande Group(a)	752,638
763,652	China Galaxy Securities Co. Ltd. - H Shares	501,594
1,188,931	China Huarong Asset Management Co. Ltd. - H Shares	409,478
487,505	China Life Insurance Co. Ltd. - H Shares	1,382,545
749,775	China Longyuan Power Group Corp. - H Shares	736,444
234,517	China Medical System Holdings Ltd.	574,280
298,269	China Merchants Bank Co. Ltd. - H Shares	1,300,572
584,182	China Minsheng Banking Corp. Ltd. - H Shares	546,678
156,128	China Pacific Insurance Group Co. Ltd. - H Shares	688,943
12,680,776	China Petroleum & Chemical Corp. - H Shares	12,349,294
747,719	China Railway Group Ltd. - H Shares	599,317
13,358,903	China Shenhua Energy Co. Ltd. - H Shares	32,767,496
553,370	China Southern Airlines Co. Ltd. - H Shares	595,847
1,178,666	China Telecom Corp. Ltd. - H Shares	571,337
138,330	China Vanke Co. Ltd. - H Shares	571,697
Shares		Value
CHINA (continued)
784,738	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	$600,304
8,441,645	CNOOC Ltd.	14,280,847
130,362	CNOOC Ltd. - ADR	22,032,482
457,704	Country Garden Holdings Co. Ltd.	933,289
4,585,720	CSPC Pharmaceutical Group Ltd.	11,680,098
187,181	Ctrip.com International Ltd. - ADR(a)(b)	7,655,703
469,078	Dongfeng Motor Group Co. Ltd. - H Shares	518,723
2,629,058	ENN Energy Holdings Ltd.	24,585,718
362,027	Geely Automobile Holdings Ltd.	952,143
279,131	GF Securities Co. Ltd. - H Shares	491,437
518,880	Great Wall Motor Co. Ltd. - H Shares	538,183
2,036,956	Haitian International Holdings Ltd.	5,420,955
2,122,459	Huaneng Power International, Inc. - H Shares	1,402,734
5,608,248	Industrial & Commercial Bank of China Ltd. - H Shares	4,923,378
455,316	JD.Com, Inc. - ADR(a)(b)	16,623,587
3,626,000	Jiangsu Expressway Co. Ltd. - H Shares	4,971,694
218,556	Longfor Properties Co. Ltd.	653,643
33,088	NetEase, Inc. - ADR(b)	8,505,932
9,765	New Oriental Education & Technology Group, Inc. - ADR(b)	877,288
1,147,803	People’s Insurance Co. Group of China Ltd. (The) - H Shares	540,369
10,108,112	PetroChina Co. Ltd. - H Shares	7,448,357
388,811	PICC Property & Casualty Co. Ltd. - H Shares	696,038
377,975	Ping An Insurance Group Co. of China Ltd. - H Shares	3,693,345
334,266	Semiconductor Manufacturing International Corp.(a)	429,897
2,137,458	Shenzhou International Group Holdings Ltd.	23,332,996
1,538,632	Sihuan Pharmaceutical Holdings Group Ltd.	371,869
803,247	Sino-Ocean Land Holdings Ltd.	557,744
997,646	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	662,446
150,178	Sunac China Holdings Ltd.	637,915
533,143	Sunny Optical Technology Group Co. Ltd.	8,699,634
5,420,453	Tencent Holdings Ltd.	266,485,339
283,903	Tingyi Cayman Islands Holding Corp.	538,054
187,186	Travelsky Technology Ltd. - H Shares	546,776

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CHINA (continued)
657,246	Want Want China Holdings Ltd.	$580,789
110,300	Weibo Corp. - ADR(a)	12,631,555
506,040	Weichai Power Co. Ltd. - H Shares	585,816
32,556	Yum China Holdings, Inc.	1,392,095
497,803	Zhejiang Expressway Co. Ltd. - H Shares	511,204
86,497	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	458,596
		793,468,738
COLUMBIA — 0.1%
55,789	Bancolombia SA	668,923
222,400	Bancolombia SA - ADR	10,599,583
3,225,119	Ecopetrol SA	3,547,803
		14,816,309
CZECH REPUBLIC — 0.1%
24,395	CEZ AS	622,977
248,040	Komercni Banka AS	10,701,508
33,826	O2 Czech Republic AS	462,394
		11,786,879
DENMARK — 0.3%
16,771	Carlsberg A/S - Class B	1,875,531
20,887	Coloplast A/S - Class B	1,769,414
97,877	Danske Bank A/S	3,406,328
28,040	DSV A/S	2,220,650
122,000	Genmab A/S(a)	24,631,584
25,197	H. Lundbeck A/S	1,459,704
224,604	Novo Nordisk A/S - B Shares	10,562,665
36,906	Novozymes A/S - B Shares	1,735,057
183,430	Sydbank A/S	6,781,076
59,473	Tryg A/S	1,407,646
22,423	Vestas Wind Systems A/S	1,450,585
		57,300,240
EGYPT — 0.0%
1,252,617	Commercial International Bank Egypt SAE - GDR	6,409,669
FINLAND — 2.2%
2,086,797	Kone Oyj - Class B(b)	103,641,489
77,353	Neste Oyj	6,513,624
590,412	Nokia Oyj	3,542,595
2,749,042	Nokian Renkaat Oyj(b)	109,994,134
57,013	Orion Oyj - Class B	1,729,240
3,018,510	Sampo Oyj - A Shares(b)	163,245,795
74,679	UPM-Kymmene Oyj	2,664,664
		391,331,541
FRANCE — 2.4%
39,185	Air Liquide SA	5,093,117
54,049	Airbus SE	6,344,434
17,822	Arkema SA	2,334,583
19,669	Atos SE	2,655,314
252,775	AXA SA	7,229,015
Shares		Value
FRANCE (continued)
136,409	BioMerieux	$10,783,549
135,500	BNP Paribas SA	10,460,496
35,682	Bouygues SA	1,819,963
16,365	Capgemini SE	2,251,262
37,795	Cie de Saint-Gobain	1,977,472
27,421	Cie Generale des Etablissements Michelin	3,856,016
56,290	CNP Assurances	1,441,796
161,184	Credit Agricole SA	2,654,271
53,414	Danone SA	4,326,838
62,543	Edenred	2,154,633
13,501	Eiffage SA	1,607,044
222,487	Engie SA	3,902,748
16,585	Essilor International SA	2,265,322
15,205	Eurazeo SA	1,335,557
69,512	Eutelsat Communications SA	1,505,420
25,306	Faurecia SA	2,066,457
12,613	Fonciere Des Regions REIT	1,410,619
4,404	Hermes International	2,847,799
17,054	Ingenico Group SA	1,491,764
8,944	Ipsen SA	1,447,734
6,310	Kering SA	3,650,308
34,486	Klepierre REIT	1,411,468
18,255	Legrand SA	1,420,474
774,885	L’Oreal SA(b)	186,584,124
28,504	LVMH Moet Hennessy Louis Vuitton SE	9,919,724
203,265	Orange SA	3,695,277
21,765	Pernod-Ricard SA	3,614,858
119,937	Peugeot SA	2,953,276
31,626	Publicis Groupe SA	2,364,987
20,327	Renault SA	2,203,069
40,449	Safran SA	4,744,263
110,254	Sanofi	8,716,924
57,922	Schneider Electric SE	5,250,302
16,272	Societe BIC SA	1,660,190
92,674	Societe Generale SA	5,071,928
16,496	Sodexo SA	1,633,571
92,376	Suez	1,332,207
21,836	Thales SA	2,767,899
1,177,350	TOTAL SA	73,998,403
24,283	UBISOFT Entertainment SA(a)	2,320,190
46,077	Valeo SA	3,080,670
57,911	Veolia Environnement SA	1,370,092
51,597	Vinci SA	5,158,851
		420,186,278
GEORGIA — 0.1%
204,802	BGEO Group Plc	9,790,397
GERMANY — 1.4%
19,339	Adidas AG	4,752,929
46,405	Allianz SE	10,975,875
16,595	Axel Springer SE	1,359,337
110,390	BASF SE	11,485,342
92,745	Bayer AG	11,084,830
687,457	Bayerische Motoren Werke AG	76,432,680

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
GERMANY (continued)
16,607	Continental AG	$4,423,017
31,763	Covestro AG	2,886,137
83,598	Daimler AG	6,572,310
211,670	Deutsche Bank AG	2,893,811
15,183	Deutsche Boerse AG	2,041,945
67,977	Deutsche Lufthansa AG	1,975,765
99,175	Deutsche Post AG	4,304,630
411,292	Deutsche Telekom AG	7,199,089
220,449	E.ON SE	2,413,862
22,656	Fresenius Medical Care AG & Co. KGaA	2,298,921
53,226	Fresenius SE & Co. KGaA	4,053,383
15,755	HeidelbergCement AG	1,540,635
9,252	Hochtief AG	1,688,187
22,449	HUGO BOSS AG	2,104,496
166,424	Infineon Technologies AG	4,261,400
18,680	Lanxess AG	1,383,707
18,997	Linde AG	4,089,490
34,261	Muenchener Rueckversicherungs-Gesellschaft AG	7,841,044
9,153	Rational AG(b)	5,724,379
54,344	RWE AG	1,298,914
93,880	SAP SE.	10,430,586
78,475	Siemens AG	9,965,909
99,583	ThyssenKrupp AG	2,590,223
33,889	United Internet AG	2,190,501
726,000	Zalando SE(a)(b)	37,357,506
		249,620,840
HONG KONG — 0.8%
3,259,000	AIA Group Ltd.	29,126,335
1,133,455	Alibaba Health Information Technology Ltd.(a)	569,986
616,409	ASM Pacific Technology Ltd.	8,446,859
244,839	China Everbright Ltd.	538,785
190,476	China Gas Holdings Ltd.	674,986
448,417	China Mobile Ltd.	4,271,843
184,100	China Mobile Ltd. - ADR	8,737,385
281,838	China Overseas Land & Investment Ltd.	944,335
144,055	China Resources Gas Group Ltd.	529,778
580,097	China Unicom Hong Kong Ltd.(a)	820,286
632,560	Far East Horizon Ltd.	627,682
382,659	Guangdong Investment Ltd.	592,292
199,524	Haier Electronics Group Co. Ltd.	690,308
486,532	Hong Kong Exchanges and Clearing Ltd.	15,760,982
159,999	Jardine Matheson Holdings Ltd.	9,688,536
162,855	Jardine Strategic Holdings Ltd.	6,163,305
104,405	Kingboard Chemical Holdings Ltd.	424,750
194,415	Shanghai Industrial Holdings Ltd.	509,813
Shares		Value
HONG KONG (continued)
251,475	Shimao Property Holdings Ltd.	$665,168
18,718,229	Sino Biopharmaceutical Ltd.	39,417,032
2,245,465	Yue Yuen Industrial Holdings Ltd.	6,363,571
		135,564,017
HUNGARY — 0.1%
212,452	MOL Hungarian Oil & Gas Plc	2,455,047
17,602	OTP Bank Plc	767,507
381,337	Richter Gedeon Nyrt	7,700,174
		10,922,728
INDIA — 2.7%
85,810	Adani Ports and Special Economic Zone Ltd.	522,469
133,618	Ambuja Cements Ltd.	500,595
1,573,620	Asian Paints Ltd.	28,263,817
52,395	Aurobindo Pharma Ltd.	502,689
102,543	Axis Bank Ltd.(b)	791,268
10,845	Bajaj Auto Ltd.	477,887
262,250	Bharat Petroleum Corp. Ltd.	1,516,706
1,106,456	Bharti Airtel Ltd.(b)	6,763,072
93,616	Bharti Infratel Ltd.	438,548
7,343	Britannia Industries Ltd.	606,105
83,136	Cadila Healthcare Ltd.(a)	512,392
58,864	Cipla Ltd.	533,718
528,649	Coal India Ltd.	2,252,358
100,517	Dabur India Ltd.	554,807
76,395	Eicher Motors Ltd.	35,527,967
83,946	GAIL India Ltd.	407,917
59,224	Glenmark Pharmaceuticals Ltd.	506,303
53,475	HCL Technologies Ltd.	841,485
9,472	Hero Motocorp Ltd.	528,132
133,217	Hindalco Industries Ltd.	466,519
364,581	Hindustan Petroleum Corp. Ltd.	1,656,848
50,482	Hindustan Unilever Ltd.	1,137,031
6,769,614	Housing Development Finance Corp. Ltd.	190,643,197
135,963	ICICI Bank Ltd.(b)	578,365
635,496	Indian Oil Corp. Ltd.	1,537,807
458,675	Infosys Ltd.	8,220,512
266,861	ITC Ltd.	1,122,518
133,829	JSW Steel Ltd.	647,694
29,707	Larsen & Toubro Ltd.	621,590
40,542	Lupin Ltd.(b)	491,508
54,385	Mahindra & Mahindra Ltd.	708,881
109,295	Marico Ltd.	542,736
658,215	Maruti Suzuki India Ltd.(b)	86,613,743
4,638,030	Motherson Sumi Systems Ltd.	24,459,490
4,417	Nestle India Ltd.	621,201
766,827	Oil & Natural Gas Corp. Ltd.	2,068,738
412,787	Petronet LNG Ltd.(b)	1,398,886
1,199,701	Reliance Industries Ltd.	17,241,305
232,320	Rural Electrification Corp. Ltd.(b)	442,210
1,995	Shree Cement Ltd.	505,092

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INDIA (continued)
70,717	Sun Pharmaceutical Industries Ltd.	$558,410
36,932	Tata Consultancy Services, Ltd.	1,949,518
144,602	Tata Motors Ltd.(a)	730,954
147,014	Tata Motors Ltd. - Class A - DVR(a)	419,359
360,909	Tata Power Co. Ltd. (The)	475,662
49,361	Tata Steel Ltd.	437,046
70,316	Tech Mahindra Ltd.	703,486
3,251,311	Titan Co. Ltd.(b)	47,679,471
48,019	UPL Ltd.(b)	523,296
85,959	Vakrangee Ltd.	128,249
147,343	Vedanta Ltd.(b)	654,026
77	Yes Bank Ltd.(b)	416
60,993	Zee Entertainment Enterprises Ltd.	536,177
		478,570,176
INDONESIA — 0.2%
15,993,545	Adaro Energy Tbk PT	2,094,374
21,629,649	Astra International Tbk PT	11,070,637
666,757	Bank Central Asia Tbk PT	1,054,331
1,066,520	Bank Mandiri Persero Tbk PT	540,251
773,201	Bank Negara Indonesia Persero Tbk PT	445,144
76,947,468	Bank Rakyat Indonesia Persero Tbk PT	17,741,661
2,073,184	Bank Tabungan Negara Persero Tbk PT	462,025
4,585,006	Bumi Serpong Damai Tbk PT	553,659
2,484,671	Charoen Pokphand Indonesia Tbk PT	655,027
87,113	Gudang Garam Tbk PT	432,766
1,590,321	Hanjaya Mandala Sampoerna Tbk PT	402,979
849,208	Indofood CBP Sukses Makmur Tbk PT	527,582
4,633,447	Kalbe Farma Tbk PT	500,202
757,467	Matahari Department Store Tbk PT	560,847
3,117,591	Surya Citra Media Tbk PT	570,649
4,231,933	Telekomunikasi Indonesia Persero Tbk PT	1,154,787
131,132	Unilever Indonesia Tbk PT	435,838
1,062,484	United Tractors Tbk PT	2,592,338
		41,795,097
ITALY — 0.4%
128,934	Assicurazioni Generali SpA	2,601,751
45,634	Atlantia SpA	1,510,477
917,648	Enel SpA	5,821,295
1,157,186	ENI SpA	22,621,117
12,712	Ferrari NV	1,559,467
1,784,251	Intesa Sanpaolo SpA	6,787,206
465,163	Intesa Sanpaolo SpA	1,841,744
117,894	Mediobanca Banca di Credito Finanziario SpA	1,428,581
Shares		Value
ITALY (continued)
37,975	Recordati SpA	$1,354,590
2,050,558	Snam SpA	9,844,880
276,476	Unicredit SpA	5,993,974
580,152	UnipolSai Assicurazioni SpA	1,559,133
		62,924,215
JAPAN — 4.9%
663,160	Asahi Kasei Corp.	9,118,607
275,548	Canon Marketing Japan, Inc.(b)	5,987,922
582,700	EDION Corp.(b)	6,830,068
67,000	Fast Retailing Co. Ltd.	29,414,051
1,090,000	Hoshizaki Corp.(b)	101,185,710
65,949	Idemitsu Kosan Co. Ltd.	2,576,358
314,778	Inpex Corp.	4,024,063
1,135,846	JXTG Holdings, Inc.	7,404,315
116,830	Kaken Pharmaceutical Co. Ltd.	6,908,797
5,965,000	KDDI Corp.	160,122,104
65,400	Keyence Corp.	39,879,587
354,305	Mitsubishi Tanabe Pharma Corp.	6,729,417
371,344	Morinaga Milk Industry Co. Ltd.(b)	16,310,451
212,600	Nagoya Railroad Co. Ltd.	5,568,240
384,700	Nippon Kayaku Co. Ltd.	4,813,658
395,214	Nippon Telegraph & Telephone Corp.	18,754,955
4,099,000	Nomura Research Institute Ltd.(b)	211,118,131
2,829,398	NTT Data Corp.	30,492,399
484,358	Osaka Gas Co. Ltd.	10,430,152
414,000	PeptiDream, Inc.(a)	16,726,506
264,320	Sawai Pharmaceutical Co. Ltd.	11,422,757
600,000	Shimano, Inc.(b)	79,781,227
118,136	Showa Shell Sekiyu KK	1,668,150
605,250	Terumo Corp.	34,245,551
390,203	Toyo Suisan Kaisha Ltd.(b)	15,363,602
397,753	Zensho Holdings Co. Ltd.	9,257,300
		846,134,078
KENYA — 0.1%
1,197,379	East African Breweries Ltd.	2,987,706
37,183,420	Safaricom Plc	10,480,428
		13,468,134
LUXEMBOURG — 0.1%
69,387	Arcelormittal(a)	2,351,776
20,703	RTL Group SA	1,703,638
149,007	Tenaris SA	2,792,573
359,300	Tenaris SA - ADR	13,430,633
		20,278,620
MACAU — 0.1%
2,923,400	Sands China Ltd.	16,895,444
MALAYSIA — 0.1%
655,651	AirAsia Berhad	640,517
506,523	AMMB Holdings Berhad	500,271

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
MALAYSIA (continued)
873,786	Astro Malaysia Holdings Berhad	$423,167
58,112	British American Tobacco Malaysia Berhad	362,339
445,740	DiGi.com Berhad.	523,194
309,057	Malayan Banking Berhad	847,270
253,723	Malaysia Airports Holdings Berhad	581,275
300,005	MISC Berhad	544,749
272,360	Petronas Dagangan Berhad	1,869,606
424,142	Press Metal Aluminium Holdings Berhad	517,474
212,793	Public Bank Berhad	1,287,605
452,940	RHB Bank Berhad	609,028
233,773	Tenaga Nasional Berhad	941,328
621,095	Westports Holdings Berhad	524,744
		10,172,567
MEXICO — 0.3%
443,068	Alfa SAB de CV - Series A	567,633
2,333,942	America Movil SAB de CV - Series L	2,158,972
1,123,079	Cemex SAB de CV - CPO - Units(a)	700,797
77,757	Coca-Cola Femsa SAB de CV - Series L	504,326
79,495	El Puerto de Liverpool SAB de CV - Class C1	527,797
54,500	Fomento Economico Mexicano SAB de CV - ADR	5,267,969
137,876	Fomento Economico Mexicano SAB de CV - Units	1,334,007
668,883	Gentera SAB de CV	532,187
47,407	Grupo Aeroportuario del Pacifico SAB de CV - Series B	492,472
70,400	Grupo Aeroportuario del Sureste SAB de CV - ADR	12,657,919
26,740	Grupo Aeroportuario del Sureste SAB de CV - Series B	479,709
2,850,572	Grupo Financiero Banorte SAB de CV - Series O	17,827,078
341,327	Grupo Financiero Inbursa SAB de CV	568,147
263,323	Grupo Mexico SAB de CV - Series B	871,827
138,421	Grupo Televisa SAB - Units	496,559
25,300	Industrias Penoles SAB de CV	531,634
307,295	Kimberly-Clark de Mexico SAB de CV - Class A	556,850
49,248	Promotora y Operadora de Infraestructura SAB de CV	504,776
444,945	Wal-Mart de Mexico SAB de CV	1,237,145
		47,817,804
NETHERLANDS — 1.9%
90,905	ABN AMRO Group NV	2,819,073
386,943	Aegon NV	2,835,819
Shares		Value
NETHERLANDS (continued)
523,153	ASML Holding NV	$99,599,715
396,000	ASML Holding NV	74,626,200
25,302	Heineken Holding NV	2,568,416
20,179	Heineken NV	2,124,349
440,384	ING Groep NV	7,420,689
159,535	Koninklijke Ahold Delhaize NV	3,848,696
25,986	Koninklijke DSM NV	2,685,722
788,409	Koninklijke KPN NV	2,453,711
80,118	Koninklijke Philips NV	3,391,088
40,726	Koninklijke Vopak NV	2,008,407
62,090	NN Group NV	2,975,643
307,864	Nostrum Oil & Gas Plc(a)	1,262,452
34,625	NXP Semiconductor NV(a)	3,632,163
22,746	Randstad Holding NV	1,464,007
1,775,296	Royal Dutch Shell Plc - A Shares	61,765,104
1,474,459	Royal Dutch Shell Plc - B Shares	52,636,849
55,316	Wolters Kluwer NV	2,993,134
		333,111,237
NORWAY — 0.1%
75,679	Gjensidige Forsikring ASA	1,197,868
75,287	Marine Harvest ASA	1,638,838
253,045	Norsk Hydro ASA	1,580,508
618,653	Statoil ASA	15,820,633
138,370	Telenor ASA	3,062,668
		23,300,515
PAKISTAN — 0.0%
120,706	Lucky Cement Ltd.	690,730
292,537	MCB Bank Ltd.	528,654
1,109,012	Oil & Gas Development Co. Ltd.	1,602,603
330,330	United Bank Ltd.	573,535
		3,395,522
PANAMA — 0.1%
73,100	Copa Holdings SA - Class A	8,565,127
PERU — 0.1%
61,089	Credicorp. Ltd.	14,202,582
11,169	Southern Copper Corp.	589,835
		14,792,417
PHILIPPINES — 0.0%
1,897,726	DMCI Holdings, Inc.	403,381
390,241	JG Summit Holdings, Inc.	480,717
110,519	Jollibee Foods Corp.	607,367
79,089	Manila Electric Co.	490,978
18,430	PLDT, Inc.	515,786
		2,498,229
POLAND — 0.2%
201,676	Bank Pekao SA	6,693,006
5,065	CD Projekt SA	178,742
56,010	Cyfrowy Polsat SA	408,502

12

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
POLAND (continued)
116,334	Grupa Lotos SA	$1,822,504
262,089	Orange Polska SA(a)	392,369
829,606	Polski Koncern Naftowy ORLEN SA	21,129,974
4,558,833	Polskie Gornictwo Naftowe I Gazownictwo SA(b)	8,001,382
54,272	Powszechna Kasa Oszczednosci Bank Polski SA(a)	644,325
45,931	Powszechny Zaklad Ubezpieczen SA	558,384
		39,829,188
PORTUGAL — 0.0%
417,284	EDP - Energias de Portugal SA	1,548,107
280,363	Galp Energia SGPS SA	5,381,014
74,407	Jeronimo Martins SGPS SA	1,304,873
		8,233,994
QATAR — 0.0%
70,023	Doha Bank QPSC	520,427
53,768	Masraf Al Rayan QSC	525,500
1,995	Qatar Electricity & Water Co. QSC	108,335
6,976	Qatar Fuel QSC	269,730
266,541	Qatar Gas Transport Co. Ltd.	1,072,889
20,924	Qatar Islamic Bank SAQ	614,783
21,901	Qatar National Bank QPSC	906,523
		4,018,187
RUSSIA — 0.4%
327,500	Lukoil PJSC - ADR	21,578,975
131,044	NovaTek PJSC - GDR	16,644,737
1,761,700	Sberbank of Russia PJSC - ADR	26,020,309
		64,244,021
SOUTH AFRICA — 0.9%
51,783	AngloGold Ashanti Ltd.	462,871
830,451	Aspen Pharmacare Holdings Ltd.	17,905,907
56,442	Barclays Africa Group Ltd.	826,721
22,477	Bid Corp. Ltd.	516,706
30,247	Bidvest Group Ltd. (The)	592,513
94,706	Coronation Fund Managers Ltd.	562,399
1,011,880	Discovery Ltd.	14,049,820
63,564	Exxaro Resources Ltd.	563,811
265,128	FirstRand Ltd.	1,419,900
1,552,963	Gold Fields Ltd.	5,895,902
26,200	Imperial Holdings Ltd.	503,986
76,749	Investec Ltd.	605,422
227,085	Life Healthcare Group Holdings Ltd.	535,304
21,577	Mondi Ltd.	629,506
28,365	Mr Price Group Ltd.	622,438
133,001	MTN Group Ltd.	1,334,891
297,271	Naspers Ltd. - Class N	72,421,031
150,886	Rand Merchant Investment Holdings Ltd.	499,696
Shares		Value
SOUTH AFRICA (continued)
33,533	Remgro Ltd.	$603,716
88,525	RMB Holdings Ltd.	555,253
102,687	Sanlam Ltd.	648,676
77,505	Sappi Ltd.	494,612
331,176	Sasol Ltd.	11,838,670
29,666	Shoprite Holdings Ltd.	590,229
31,224	Spar Group Ltd. (The)	529,019
1,157,602	Standard Bank Group Ltd.	19,853,569
15,545	Tiger Brands Ltd.	485,834
72,553	Truworths International Ltd.	593,163
60,165	Vodacom Group Ltd.	752,177
106,518	Woolworths Holdings Ltd.	547,410
		157,441,152
SOUTH KOREA — 1.0%
30,069	Amorepacific Corp.	9,783,301
3,620	BGF retail Co. Ltd.	42,831
1,959	BGF retail Co. Ltd.	349,662
63,703	BNK Financial Group, Inc.	619,939
5,443	Celltrion, Inc.(a)	1,365,469
28,550	Cheil Worldwide, Inc.	508,290
3,260	CJ Corp.	493,870
6,114	Coway Co. Ltd.	499,638
8,279	DB Insurance Co. Ltd.	485,978
56,077	DGB Financial Group, Inc.	626,754
36,932	Doosan Heavy Industries & Construction Co. Ltd.(a)	615,630
23,922	Hana Financial Group, Inc.	1,062,931
291,673	Hankook Tire Co. Ltd.	13,470,478
44,044	Hanon Systems	447,298
52,438	Hanssem Co. Ltd.	5,704,793
14,203	Hanwha Corp.	528,065
84,730	Hanwha Life Insurance Co. Ltd.	492,367
15,468	Hyundai Engineering & Construction Co. Ltd.	916,066
12,722	Hyundai Marine & Fire Insurance Co. Ltd.	454,520
4,489	Hyundai Mobis Co. Ltd.	1,039,579
9,796	Hyundai Motor Co.	1,461,052
36,567	Industrial Bank of Korea	573,437
17,309	Kangwon Land, Inc.	466,935
31,404	KB Financial Group Inc.	1,784,221
16,895	Korea Electric Power Corp.	591,017
8,819	Korea Investment Holdings Co. Ltd.	744,953
17,746	Korean Air Lines Co. Ltd.	563,981
742	KT Corp.	18,866
10,300	KT&G Corp.	941,856
3,471	LG Chem Ltd.	1,161,844
687,694	LG Display Co. Ltd.	15,015,192
7,775	LG Electronics, Inc.	737,216
15,358	LG Household & Health Care Ltd.	19,610,308
1,702	Lotte Chemical Corp.	655,401
9,909	NAVER Corp.	6,607,747
1,486	NCSoft Corp.	498,067

13

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
3,219	Netmarble Games Corp.	$440,995
5,245	POSCO	1,807,222
5,569	S-1 Corp.	510,684
15,324	Samsung Card Co. Ltd.	534,378
7,487	Samsung Electronics Co. Ltd.(b)	18,557,341
34,360	Samsung Electronics Co. Ltd. - GDR	42,626,281
2,283	Samsung Fire & Marine Insurance Co. Ltd.	570,042
3,188	Samsung SDI Co. Ltd.	542,852
35,379	Shinhan Financial Group Co. Ltd.	1,575,309
2,967	SK Holdings Co. Ltd.	812,154
48,204	SK Hynix, Inc.	3,790,957
29,440	SK Innovation Co. Ltd.	5,394,773
2,283	SK Telecom Co. Ltd.	487,793
38,084	Woori Bank	568,573
		169,158,906
SPAIN — 0.4%
100,067	Abertis Infraestructuras SA	2,206,164
59,175	ACS Actividades de Construccion y Servicios SA	2,493,913
10,097	Aena SA	2,081,278
63,129	Amadeus IT Holding SA	4,605,874
694,576	Banco Bilbao Vizcaya Argentaria SA	5,620,541
882,555	Banco de Sabadell SA	1,727,060
1,672,630	Banco Santander SA	10,806,722
308,419	Bankia SA	1,353,221
138,074	Enagas SA	4,013,251
93,015	Endesa SA	2,169,127
55,479	Gas Natural SDG SA	1,398,493
389,911	Iberdrola SA	3,012,427
136,091	Industria de Diseno Textil SA	4,218,570
419,047	Mapfre SA	1,453,665
106,991	Red Electrica Corp SA	2,228,665
614,661	Repsol SA	11,729,447
613,307	Telefonica SA	6,249,888
		67,368,306
SWEDEN — 2.1%
71,255	Assa Abloy AB - B Shares	1,493,286
4,096,255	Atlas Copco AB - A Shares(b)	160,189,546
810,897	Atlas Copco AB - B Shares	28,741,026
68,800	Boliden AB	2,383,895
69,816	Electrolux AB - Class B	1,837,325
89,137	Essity AB- Class B	2,260,975
123,397	Getinge AB - B Shares	1,149,694
188,280	Hennes & Mauritz AB - B Shares	3,235,476
26,487	Hexagon AB - B Shares	1,529,331
147,238	Husqvarna AB - B Shares	1,416,117
38,985	ICA Gruppen AB	1,210,499
78,002	Industrivarden AB - C Shares	1,642,303
79,926	Investor AB - B Shares	3,479,499
Shares		Value
SWEDEN (continued)
63,141	Kinnevik AB - Class B	$2,275,435
19,678	L E Lundbergforetagen AB - B Shares	1,331,892
139,295	Lundin Petroleum AB	3,839,938
253,024	Nordea Bank AB	2,573,420
190,062	Sandvik AB	3,240,638
160,820	Skandinaviska Enskilda Banken AB - Class A	1,509,783
105,291	SKF AB - B Shares	2,131,598
11,500,000	Svenska Handelsbanken AB - A Shares(b)	128,251,034
127,185	Swedbank AB - A Shares	2,762,875
49,421	Swedish Match AB	2,217,037
112,868	Tele2 AB - B Shares	1,462,986
450,524	Telia Co. AB	2,218,250
232,976	Volvo AB - B Shares	3,948,099
		368,331,957
SWITZERLAND — 1.6%
246,267	ABB Ltd.	5,741,858
26,453	Adecco Group AG	1,751,855
758	Barry Callebaut AG	1,360,821
1,906	CHUBB Ltd.	258,587
38,526	Cie Financiere Richemont SA	3,662,233
415,300	Coca-Cola HBC AG - CDI	13,912,983
169,495	Credit Suisse Group	2,858,744
2,226	EMS-Chemie Holding AG	1,374,872
3,775	Geberit AG	1,610,913
653	Givaudan SA	1,453,610
9,842	Kuehne + Nagel International AG	1,532,360
34,677	LafargeHolcim Ltd.	1,926,359
2,211,460	Nestle SA	171,322,012
224,664	Novartis AG	17,293,358
15,729	Pargesa Holding SA	1,472,073
1,876	Partners Group Holding AG	1,368,299
79,008	Roche Holding AG	17,554,587
825	SGS SA	2,003,635
228	Sika AG	1,654,420
8,873	Sonova Holding AG	1,462,215
65,275	STMicroelectronics NV	1,425,297
7,307	Swiss Life Holding AG	2,556,126
14,485	Swiss Prime Site AG	1,357,157
76,626	Swiss Re AG	7,300,106
300,893	UBS Group AG	5,050,459
9,090	Vifor Pharma AG	1,434,504
11,257	Zurich Financial Services AG	3,595,886
		274,295,329
TAIWAN — 1.2%
410,265	Advantech Co. Ltd.	2,816,468
690,740	Airtac International Group	11,985,333
294,882	ASE Industrial Holding Co. Ltd.	800,332
1,352,469	AU Optronics Corp.	557,699
66,871	Catcher Technology Co. Ltd.	741,611

14

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
601,667	Cathay Financial Holding Co. Ltd.	$1,079,244
195,447	Chailease Holding Co. Ltd.	713,133
224,228	Chicony Electronics Co. Ltd.	552,436
1,613,708	China Development Financial Holding Corp.	610,140
926,690	China Steel Corp.	733,296
9,532,685	Chunghwa Telecom Co. Ltd.	36,272,522
1,271,194	CTBC Financial Holding Co. Ltd.	906,569
144,021	Delta Electronics, Inc.	522,150
989,904	Eclat Textile Co. Ltd.	11,942,647
1,026,453	Evergreen Marine Corp. Taiwan Ltd.(a)	519,189
120,379	Feng TAY Enterprise Co. Ltd.	545,870
219,104	Formosa Chemicals & Fibre Corp.	805,021
802,631	Formosa Petrochemical Corp.	3,275,011
279,786	Formosa Plastics Corp.	981,837
482,401	Fubon Financial Holding Co. Ltd.	825,319
87,442	General Interface Solution Holding Ltd.	523,433
5,979,816	Hon Hai Precision Industry Co. Ltd.	16,632,154
1,352,470	Innolux Corp.	503,290
90,242	Largan Precision Co. Ltd.	10,495,889
408,346	Lite-On Technology Corp.	538,858
398,017	Macronix International(a)	632,289
89,494	MediaTek, Inc.	1,017,869
787,822	Mega Financial Holding Co. Ltd.	695,495
345,613	Nan Ya Plastics Corp.	946,629
51,457	Nien Made Enterprise Co. Ltd.	457,069
2,701,650	Novatek Microelectronics Corp.	11,340,257
231,452	Pegatron Corp.	539,624
56,613	Phison Electronics Corp.	512,508
59,684	President Chain Store Corp.	586,662
1,591,053	Shin Kong Financial Holding Co. Ltd.	646,639
1,735,056	SinoPac Financial Holdings Co. Ltd.	624,387
1,991,127	Taiwan Business Bank	611,888
7,979,157	Taiwan Semiconductor Manufacturing Co. Ltd.	60,779,971
9,084,342	Uni-President Enterprises Corp.	21,862,975
3,594,147	Vanguard International Semiconductor Corp.	7,285,381
48,372	Yageo Corp.	969,516
1,215,674	Yuanta Financial Holding Co. Ltd.	580,183
259,227	Zhen Ding Technology Holding Ltd.	564,069
		216,532,862
Shares		Value
THAILAND — 0.7%
16,186,000	Airports of Thailand Public Co. Ltd.	$36,419,886
24,548,000	CP ALL Public Co. Ltd.	67,540,673
3,001,000	Siam Commercial Bank Public Co. Ltd.	12,430,529
		116,391,088
TURKEY — 0.1%
238,321	Akbank Turk AS	495,868
47,880	Anadolu Efes Biracilik Ve Malt Sanayii AS	314,223
1,109,067	Arcelik AS	4,945,189
14,964	BIM Birlesik Magazalar AS	254,248
187,556	Eregli Demir ve Celik Fabrikalari TAS	468,185
25,372	Ford Otomotiv Sanayi AS	349,288
195,033	Haci Omer Sabanci Holding AS	461,242
252,519	Petkim Petrokimya Holding AS	446,289
61,569	TAV Havalimanlari Holding AS	331,400
46,255	Tofas Turk Otomobil Fabrikasi AS	285,043
50,575	Tupras Turkiye Petrol Rafinerileri AS	1,292,810
3,697,397	Turkiye Garanti Bankasi AS	8,372,502
197,563	Turkiye Halk Bankasi AS	404,212
310,221	Turkiye Is Bankasi - Class C	470,068
291,179	Turkiye Sise ve Cam Fabrikalari AS	323,571
315,708	Turkiye Vakiflar Bankasi TAO - Class D	464,530
498,492	Yapi ve Kredi Bankasi AS(a)	488,200
		20,166,868
UNITED ARAB EMIRATES — 0.1%
296,126	Abu Dhabi Commercial Bank PJSC	565,594
476,272	DP World Ltd.(b)	10,573,437
845,666	Dubai Investments PJSC	436,346
327,417	Dubai Islamic Bank PJSC	490,043
948,749	Emaar Malls PJSC	573,156
5,691,752	Emaar Properties PJSC	8,945,676
126,131	Emirates Telecommunications Group Co. PJSC	587,673
198,036	First Abu Dhabi Bank PJSC	667,536
		22,839,461
UNITED KINGDOM — 5.1%
565,959	Abcam Plc	9,488,068
421,768	ASOS Plc(a)	33,782,396
7,689,147	BP Plc	57,115,086
39,011	Coca-Cola European Partners PLC	1,529,231
6,565,846	Compass Group Plc(b)	140,856,583
111,464	Fiat Chrysler Automobiles NV	2,476,591
223,441	International Consolidated Airlines Group SA	1,928,135
202,485	John Wood Group Plc	1,578,373

15

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,816,501	Reckitt Benckiser Group Plc	$142,501,931
12,503,008	RELX NV(b)	266,027,922
152,202,700	Rolls-Royce Holdings PLC(a)	209,539
1,758,900	Rolls-Royce Holdings Plc	20,313,940
120,779	TechnipFMC Plc	3,980,876
45,459	TechnipFMC Plc	1,491,761
399,757	Ultra Electronics Holdings Plc	7,736,997
3,537,378	Unilever NV	202,792,585
		893,810,014
UNITED STATES — 48.1%
481	Affiliated Managers Group, Inc.	79,298
5,041	Aflac, Inc.	229,718
1,365,271	AGNC Investment Corp. REIT	25,830,927
123,000	Align Technology, Inc.(a)	30,731,550
2,324	Allstate Corp. (The)	227,334
3,458	Ally Financial Inc.	90,254
36,500	Alphabet, Inc. - Class A(a)	37,178,170
234,000	Alphabet, Inc. - Class C(a)	238,055,220
225,500	Amazon.com, Inc.(a)	353,162,315
389,196	Amdocs Ltd.	26,173,431
1,792	American Express Co.	176,959
2,883	American International Group, Inc.	161,447
862	Ameriprise Financial, Inc.	120,861
1,266,715	Anadarko Petroleum Corp.	85,275,254
61,397	Andeavor	8,492,433
1,245,524	Annaly Capital Management, Inc., REIT	12,916,084
87,805	Antero Resources Corp.(a)	1,668,295
388,500	Anthem, Inc.	91,682,115
163,866	Apache Corp.	6,710,313
1,119,909	Apple, Inc.	185,076,161
97,920	Assurant, Inc.	9,088,934
2,793	Athene Holding Ltd. - Class A(a)	136,857
1,640,000	Automatic Data Processing, Inc.	193,651,200
201,068	AutoZone, Inc.(a)	125,570,987
160,860	Baker Hughes a GE Co.	5,808,655
3,041,568	Ball Corp.	121,936,461
32,152	Bank of America Corp.	961,988
2,200,731	Bank of New York Mellon Corp. (The)	119,961,847
1,471	BB&T Corp.	77,669
922,000	Becton Dickinson and Co.	213,784,140
715,960	Berkshire Hathaway, Inc. - Class B(a)	138,702,931
152,609	Big Lots, Inc.	6,478,252
336,000	BioMarin Pharmaceutical, Inc.(a)	28,059,360
390	BlackRock Inc.	203,385
111,500	Booking Holdings, Inc.(a)	242,847,000
407,582	Brinker International, Inc.	17,766,499
173,237	Cabot Oil & Gas Corp.	4,142,097
1,566	Capital One Financial Corp.	141,911
255,831	CBOE Global Markets, Inc.	27,317,634
Shares		Value
UNITED STATES (continued)
1,398,769	Charles Schwab Corp. (The)	$77,883,458
265,463	Cheesecake Factory, Inc. (The)	13,790,803
69,642	Cheniere Energy, Inc.(a)	4,050,379
1,976,450	Chevron Corp.	247,273,660
39,970	Cimarex Energy Co.	4,020,582
1,986	Cincinnati Financial Corp.	139,695
1,007,088	Citigroup, Inc.	68,753,898
4,243	Citizens Financial Group Inc.	176,042
234,937	Clorox Co. (The)	27,534,616
1,446	CME Group, Inc.	228,005
939,500	Cognizant Technology Solutions Corp. - Class A	76,869,890
2,802,400	Colgate-Palmolive Co.	182,800,552
56,979	Concho Resources, Inc.(a)	8,957,669
481,416	ConocoPhillips	31,532,748
37,109	Continental Resources, Inc.(a)	2,451,421
505,200	Costco Wholesale Corp.	99,605,232
166,766	Cracker Barrel Old Country Store, Inc.	27,448,016
354,400	Darden Restaurants, Inc.	32,909,584
210,960	Devon Energy Corp.	7,664,177
32,736	Diamondback Energy, Inc.(a)	4,204,939
1,943	Discover Financial Services	138,439
464	East West Bancorp, Inc.	30,912
1,366	Eaton Vance Corp.	74,297
352,000	Edwards Lifesciences Corp.(a)	44,830,720
228,434	EOG Resources, Inc.	26,994,046
99,978	EQT Corp.	5,017,896
600,029	Equity Commonwealth REIT(a)	18,594,899
1,676,169	Exxon Mobil Corp.	130,322,140
372,000	Facebook, Inc. - Class A(a)	63,984,000
5,756	Fifth Third Bancorp	190,927
136,153	FTI Consulting, Inc.(a)	7,951,335
718	Goldman Sachs Group, Inc. (The)	171,121
309,620	Guess?, Inc.	7,211,050
344,797	Halliburton Co.	18,270,793
298,704	Heartland Express, Inc.	5,325,892
34,351	Helmerich & Payne, Inc.	2,389,112
101,448	Hess Corp.	5,781,522
77,481	HollyFrontier Corp.	4,702,322
4,087,600	HP, Inc.	87,842,524
3,483	Huntington Bancshares, Inc.	51,932
212,000	Illumina, Inc.(a)	51,077,160
570,000	Incyte Corp.(a)	35,305,800
1,893	Intercontinental Exchange, Inc.	137,167
682,500	International Business Machines Corp.	98,935,200
4,845	Invesco, Ltd.(b)	140,360
1,259,600	Johnson & Johnson	159,326,804
1,540,714	JPMorgan Chase & Co.	167,598,869
172,478	Kaman Corp.	10,459,066
779,561	Kinder Morgan, Inc.	12,332,655
2,129,000	Kraft Heinz Co. (The)	120,033,020
567,000	Las Vegas Sands Corp.	41,578,110
3,467	Leucadia National Corp.	83,347

16

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,241	Lincoln National Corp.	$158,304
504,942	Lockheed Martin Corp.	162,005,591
2,034	Loews Corp.	106,704
1,390,043	Lyondellbasell Industries NV - Class A	146,969,246
319,701	Marathon Oil Corp.	5,834,543
208,657	Marathon Petroleum Corp.	15,630,496
169,000	Markel Corp.(a)(b)	190,976,760
1,642	Marsh & McLennan Cos., Inc.	133,823
1,448,000	Mastercard, Inc. - Class A	258,134,960
386,000	Medidata Solutions, Inc.(a)	27,544,959
5,268	MetLife, Inc.	251,126
1,715,700	Mondelez International, Inc. - Class A	67,770,150
551	Moody’s Corp.	89,372
4,423	Morgan Stanley	228,315
360,728	Motorola Solutions, Inc.	39,618,756
659	MSCI, Inc.	98,738
142,593	National Oilwell Varco, Inc.	5,514,071
451,000	Netflix, Inc.(a)	140,919,460
2,496,566	New York Community Bancorp, Inc.	29,659,204
87,668	Newfield Exploration Co.(a)	2,612,506
238,632	Nexteer Automotive Group Ltd.	367,152
982,000	NIKE, Inc. - Class B	67,158,980
370,547	NiSource, Inc.	9,037,641
163,734	Noble Energy, Inc.	5,539,121
34,858	Northrop Grumman Corp.	11,225,670
169,257	Northwest Natural Gas Co.(b)	10,375,454
2,127,319	Occidental Petroleum Corp.	164,356,666
155,499	ONEOK, Inc.	9,364,150
1,863,120	Oracle Corp.	85,088,690
69,268	Parsley Energy, Inc. - Class A(a)	2,080,118
1,330,500	PepsiCo, Inc.	134,300,670
1,392,700	Philip Morris International, Inc.	114,201,400
171,963	Phillips 66	19,141,202
64,059	Pioneer Natural Resources Co.	12,911,091
1,535	PNC Financial Services Group, Inc. (The)	223,511
2,760	Principal Financial Group, Inc.	163,447
65,248	Procter & Gamble Co. (The)	4,720,040
206,650	Progress Software Corp.	7,631,585
1,871	Progressive Corp. (The)	112,803
2,434	Prudential Financial, Inc.	258,783
3,311,037	QUALCOMM, Inc.	168,895,997
1,740,804	Quest Diagnostics, Inc.(b)	176,169,365
97,770	Range Resources Corp.	1,354,115
111,005	Raytheon Co.	22,749,365
123,000	Regeneron Pharmaceuticals, Inc.(a)	37,352,640
926	Reinsurance Group of America, Inc.	138,344
189,275	Republic Services, Inc.	12,242,307
823	S&P Global, Inc.	155,218
545,432	Schlumberger Ltd.	37,394,818
Shares		Value
UNITED STATES (continued)
430	SEI Investments Co.	$27,189
175	Signature Bank(a)	22,251
198,508	Spire, Inc.	14,322,352
632,000	Starbucks Corp.	36,384,240
639	State Street Corp.	63,759
2,343	SunTrust Banks, Inc.	156,512
169	SVB Financial Group(a)	50,634
2,822,648	Synchrony Financial	93,627,234
1,294	T Rowe Price Group, Inc.	147,283
73,792	Targa Resources Corp.	3,466,010
228,088	Target Corp.	16,559,189
1,988,000	Texas Instruments, Inc.	201,642,840
623,900	TJX Cos., Inc. (The)	52,937,915
1,674	Torchmark Corp.	145,203
483	Travelers Cos., Inc. (The)	63,563
788,900	Union Pacific Corp.	105,420,707
764,838	UnitedHealth Group, Inc.	180,807,703
3,061	Unum Group	148,091
4,387,359	US Bancorp	221,342,262
118,468	Vail Resorts, Inc.	27,165,897
180,733	Valero Energy Corp.	20,048,712
3,392,300	Verizon Communications, Inc.	167,410,005
118,191	Viad Corp.(b)	5,998,193
741,000	Visa, Inc. - Class A	94,018,080
574	Voya Financial, Inc.	30,049
1,438,800	Wabtec Corp.(b)	127,779,828
326,797	Walmart, Inc.	28,908,463
1,999,400	Walt Disney Co. (The)	200,599,802
254,867	Waste Connections, Inc.	18,426,884
16,189	Wells Fargo & Co.	841,180
518,700	Whirlpool Corp.	80,372,565
326,952	Williams Cos., Inc. (The)	8,412,475
519,000	Workday, Inc. - Class A(a)	64,791,960
312	WR Berkley Corp.	23,263
		8,386,984,469
Total Common Stocks (Cost $12,243,136,476)		15,712,077,861
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
82,999	Plains GP Holdings LP - Class A	2,010,236
Total Master Limited Partnerships (Cost $2,188,805)		2,010,236
PREFERRED STOCKS — 1.5%
BRAZIL — 0.1%
227,825	Banco Bradesco SA	2,244,957
41,627	Braskem SA - Class A	539,825
145,106	Gerdau SA	689,245
244,826	Itau Unibanco Holding SA	3,555,121
347,899	Itausa - Investimentos Itau SA(b)	1,345,636
1,828,036	Petroleo Brasileiro SA(a)	11,991,399

17

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
BRAZIL (continued)
33,857	Telefonica Brasil SA	$477,334
		20,843,517
CHILE — 0.0%
8,927	Sociedad Quimica y Minera de Chile SA - Class B	488,892
COLUMBIA — 0.0%
55,897	Bancolombia SA	667,034
GERMANY — 0.1%
13,116	Henkel AG & Co. KGaA	1,666,841
12,072	Volkswagen AG	2,489,664
		4,156,505
SOUTH KOREA — 1.3%
2,499	LG Chem Ltd.	479,307
838	LG Household & Health Care Ltd.	602,792
108,314	Samsung Electronics Co. Ltd.(b)	215,371,012
9,400	Samsung Electronics Co. Ltd. - GDR	9,351,154
		225,804,265
Total Preferred Stocks (Cost $184,243,308)		251,960,213

Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Bank — 0.8%
$51,000,000	1.66%, 05/04/18(c)	50,992,758
90,000,000	1.70%, 05/23/18(c)	89,906,490
Total U.S. Government Agencies (Cost $140,899,468)		140,899,248
Shares		Value
EXCHANGE TRADED FUNDS — 6.0%
642,400	iShares Edge MSCI USA Momentum Factor ETF	$68,383,480
1,221,725	iShares S&P 500 Index Fund	325,357,585
462,675	iShares US Financials ETF(b)	54,447,594
311,200	iShares US Technology ETF(b)	52,284,712
7,893,175	VanEck Vectors Gold Miners ETF	175,859,939
1,608,555	VanEck Vectors Junior Gold Miners ETF	52,294,123
1,474,900	Vanguard Financials ETF(b)	102,092,578

18

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
1,231,100	Vanguard Information Technology ETF(b)	$210,468,856
Total Exchange Traded Funds (Cost $1,017,916,043)		1,041,188,867
INVESTMENT COMPANY — 1.5%
268,516,131	Federated Government Obligations Fund, 1.33%(d)	268,516,131
Total Investment Company (Cost $268,516,130)		268,516,131
TOTAL INVESTMENTS — 99.9% (Cost $13,856,900,230)		$17,416,652,556
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		15,030,905
NET ASSETS — 100.0%		$17,431,683,461

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $1,579,818,903 or 9.06% of net assets.
(c)	The rate represents the annualized yield at time of purchase.
(d)	The rate shown represents the current yield as of April 30, 2018.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

CPO-Certificate of Participation

DVR-Differential Voting Rights

ETF-Exchange Traded Fund

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Information Technology	20.0%
Consumer Discretionary	14.7
Consumer Staples	10.9
Energy	9.7
Industrials	9.1
Health Care	8.5
Banks	6.7
Diversified Financials	3.0
Insurance	2.9
Telecommunication Services	2.6
Materials	2.5
Utilities	0.6
Real Estate	0.5
Other*	8.3
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

19

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	April 30, 2018
(Unaudited)

Shares		Value
COMMON STOCKS — 99.2%
Banks — 8.1%
38,038	Bancolombia SA	$456,084
244,677	Bank of China Ltd. - H Shares	132,818
165,643	Bank of Communications Co. Ltd. - H Shares	135,543
1,853	Bank of Montreal	140,727
2,144	Bank of Nova Scotia (The)	131,784
182,721	China CITIC Bank Corp. Ltd. - H Shares	130,618
128,215	China Construction Bank Corp. - H Shares	134,326
127,682	China Minsheng Banking Corp. Ltd. - H Shares	119,485
163,506	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	125,078
13,534	ING Groep NV	228,055
71,695	Mizuho Financial Group, Inc.	129,713
2,362	Morgan Stanley	121,926
4,454	Van Lanschot Kempen NV	137,585
		2,123,742
Consumer Discretionary — 8.7%
17,760	Barratt Developments Plc	136,186
2,362	Cogeco Communications, Inc.	125,849
4,480	Comcast Corp. - Class A	140,627
12,584	Ford Motor Co.	141,444
3,343	General Motors Co.	122,822
99,156	Genting Malaysia Berhad	129,099
59,370	Kingfisher Plc	247,600
1,817	Las Vegas Sands Corp.	133,241
1,033	Royal Caribbean Cruises Ltd.	111,760
1,085	Sodexo SA	107,446
3,229	Starbucks Corp.	185,894
42,591	Super Retail Group Ltd.	230,271
1,928	Toyota Motor Corp.	126,424
6,157	Whitbread Plc	362,263
		2,300,926
Consumer Staples — 6.8%
1,033	Clorox Co. (The)	121,068
1,905	Colgate-Palmolive Co.	124,263
19,629	Distell Group Ltd.	209,847
6,375	Flowers Foods, Inc.	144,139
1,121	JM Smucker Co. (The)	127,884
5,130	Kirin Holdings Co. Ltd.	143,994
2,284	Procter & Gamble Co. (The)	165,225
8,125	Seven & I Holdings Co. Ltd.	357,994
7,673	Tate & Lyle Plc	60,600
69,753	Wal-Mart de Mexico SAB de CV	193,944
1,469	Walmart, Inc.	129,948
		1,778,906
Diversified Financials — 3.6%
10,170	3i Group Plc	131,277
654	Factset Research Systems, Inc.	123,678
Shares		Value
Diversified Financials (continued)
8,462	Invesco Mortgage Capital, Inc., REIT	$137,338
15,107	Investec Plc	119,509
1,412	Morningstar, Inc.	153,315
21,690	Nomura Holdings, Inc.	124,925
820	S&P Global, Inc.	154,652
		944,694
Energy — 6.0%
90,851	CNOOC Ltd.	153,694
8,872	ENI SpA	173,433
40,260	MOL Hungarian Oil & Gas Plc	465,235
5,752	Statoil ASA	147,094
10,113	TOTAL SA	635,619
		1,575,075
Health Care — 14.0%
2,824	Agilent Technologies, Inc.	185,650
742	Amgen, Inc.	129,464
576	Anthem, Inc.	135,930
28,316	Astellas Pharma, Inc.	414,156
1,983	AstraZeneca Plc	138,816
2,611	Baxter International, Inc.	181,465
981	Biogen, Inc.(a)	268,402
1,059	CSL Ltd.	135,646
2,066	Danaher Corp.	207,261
1,713	Express Scripts Holding Co.(a)	129,674
1,656	Gilead Sciences, Inc.	119,613
9,656	Koninklijke Philips NV	408,701
872	McKesson Corp.	136,215
2,040	Medtronic Plc	163,465
5,160	Novo Nordisk A/S - B Shares	242,664
8,301	Pfizer, Inc.	303,900
1,277	Quest Diagnostics, Inc.	129,232
1,412	ResMed, Inc.	133,632
1,147	Zimmer Biomet Holdings, Inc.	132,100
		3,695,986
Industrials — 10.0%
3,696	AECOM(a)	127,290
1,983	AGCO Corp.	124,294
3,016	Apogee Enterprises, Inc.	123,988
3,530	Brady Corp. - Class A	128,491
1,072	Daikin Industries Ltd.	125,226
1,059	Dun & Bradstreet Corp. (The)	122,113
1,630	Eaton Corp. Plc	122,299
10,048	Hino Motors Ltd.	122,590
76,187	MISC Berhad	138,340
929	Norfolk Southern Corp.	133,284
1,983	Republic Services, Inc.	128,260
17,194	Royal Mail Plc	137,122
10,523	SKF AB - B Shares	213,036
846	Snap-on, Inc.	122,882
1,277	Societe BIC SA	130,289
9,225	Steelcase, Inc. - Class A	122,231

20

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
Industrials (continued)
3,320	Sumitomo Heavy Industries Ltd.	$126,858
3,532	Toyota Tsusho Corp.	126,645
1,059	Union Pacific Corp.	141,514
1,552	Waste Management, Inc.	126,162
		2,642,914
Information Technology — 21.1%
1,438	Accenture Plc - Class A	217,426
2,009	Amdocs Ltd.	135,105
2,902	Apple, Inc.	479,585
10,310	Atea ASA	153,034
1,931	Atos SE	260,685
3,120	Avnet, Inc.	122,398
3,800	CA, Inc.	132,239
872	CACI International, Inc. - Class A(a)	131,716
3,424	Canon, Inc.	117,783
6,754	Cisco Systems, Inc.	299,135
1,630	Cognizant Technology Solutions Corp. - Class A	133,367
5,752	Convergys Corp.	134,367
1,360	Fidelity National Information Services, Inc.	129,159
14,941	Intel Corp.	771,254
1,983	International Business Machines Corp.	287,456
794	Intuit, Inc.	146,723
5,160	Juniper Networks, Inc.	126,884
24,792	Konica Minolta, Inc.	212,810
2,066	Leidos Holdings, Inc.	132,699
3,151	Manhattan Associates, Inc.(a)	135,682
5,539	Microsoft Corp.	518,007
3,826	Oracle Corp.	174,733
1,386	SAP SE	153,992
4,428	Sykes Enterprises, Inc.(a)	127,349
1,578	Synopsys, Inc.(a)	134,935
1,957	Texas Instruments, Inc.	198,499
		5,567,022
Insurance — 6.2%
10,222	AXA SA	292,335
929	CHUBB Ltd.	126,037
1,765	Cincinnati Financial Corp.	124,150
2,824	MetLife, Inc.	134,620
5,643	Power Corp. of Canada	134,092
1,687	Prudential Financial, Inc.	179,362
12,610	Suncorp Group Ltd.	132,628
4,127	Swiss Re AG	393,176
846	Willis Towers Watson Plc	125,639
		1,642,039
Materials — 6.0%
4,127	Akzo Nobel NV	373,734
7,948	Evonik Industries AG	282,394
33,916	Fortescue Metals Group Ltd.	115,072
Shares		Value
Materials (continued)
5,667	JFE Holdings, Inc.	$116,300
22,479	Norsk Hydro ASA	140,403
17,734	OZ Minerals Ltd.	122,381
15,839	Stora Enso Oyj - Class R	312,418
4,558	Teck Resources Ltd. - Class B	114,416
		1,577,118
Real Estate — 3.6%
53,319	CapitaLand Ltd.	150,352
45,815	Charter Hall Retail REIT	135,770
79,924	Frasers Centrepoint Trust REIT	134,764
55,576	Hang Lung Properties Ltd.	131,525
19,345	Hongkong Land Holdings Ltd.	139,811
14,235	Hyprop Investments Ltd. REIT	129,960
15,501	Link REIT	137,000
		959,182
Telecommunication Services — 3.6%
13,905	China Mobile Ltd.	132,466
5,132	NTT DOCOMO, Inc.	132,580
1,121	Swisscom AG	537,668
47,035	Vodafone Group Plc	137,259
		939,973
Utilities — 1.5%
11,094	Cia de Saneamento Basico do Estado de Sao Paulo	111,029
10,144	Electricite de France SA	142,358
3,582	Exelon Corp.	142,134
		395,521
Total Common Stocks (Cost $26,472,030)		26,143,098
INVESTMENT COMPANY — 0.6%
148,933	SEI Daily Income Trust Government II Fund, Class A, 1.53%(b)	148,933
Total Investment Company (Cost $148,932)		148,933
TOTAL INVESTMENTS — 99.8% (Cost $26,620,962)		$26,292,031
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		52,735
NET ASSETS — 100.0%		$26,344,766

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of April 30, 2018.

The following abbreviation is used in the report:

REIT- Real Estate Investment Trust

21

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	21.1%
Health Care	14.0
Industrials	10.0
Consumer Discretionary	8.7
Banks	8.1
Consumer Staples	6.8
Insurance	6.2
Energy	6.0
Materials	6.0
Diversified Financials	3.6
Real Estate	3.6
Telecommunication Services	3.6
Utilities	1.5
Other*	0.8
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments	April 30, 2018
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCKS — 90.4%
ARGENTINA — 0.1%
19,773	Other Securities	0.1	$6,715,109
AUSTRALIA — 1.7%
37,216,826	Other Securities	1.7	115,504,880
AUSTRIA — 0.2%
355,815	Other Securities	0.2	12,524,295
BELGIUM — 0.5%
811,855	Other Securities	0.5	31,039,054
BERMUDA — 0.7%
415,441	Argo Group International Holdings Ltd.(a)	0.3	24,282,526
459,954	Other Securities	0.4	24,485,252
			48,767,778
BRAZIL — 0.5%
5,063,101	Other Securities	0.5	30,924,840
CAMBODIA — 0.0%
320,000	Other Securities	0.0	331,235
CANADA — 2.7%
750,000	Ritchie Bros Auctioneers, Inc.	0.4	24,547,500
11,672,478	Other Securities	2.3	153,529,020
			178,076,520
CAYMAN ISLANDS — 0.0%
27,600	Other Securities	0.0	405,389
CHILE — 0.1%
48,963,446	Other Securities	0.1	5,299,952
CHINA — 2.7%
211,678,352	Other Securities	2.7	181,258,271
DENMARK — 0.5%
1,200,706	Other Securities	0.5	34,483,656
FAEROE ISLANDS — 0.0%
8,144	Other Securities	0.0	440,650
FINLAND — 0.5%
1,680,940	Other Securities	0.5	31,090,116
FRANCE — 1.9%
3,035,257	Other Securities	1.9	125,833,516
GABON — 0.0%
72	Other Securities	0.0	13,559
GEORGIA — 0.0%
5,317	Other Securities	0.0	254,175
GERMANY — 2.4%
3,263,261	Other Securities	2.4	162,270,612
GIBRALTAR — 0.0%
23,380	Other Securities	0.0	88,410
GREECE — 0.2%
8,641,763	Other Securities	0.2	10,648,879
Shares		Percentage of Net Assets (%)	Value
HONG KONG — 1.4%
174,037,420	Other Securities	1.4	$94,980,347
HUNGARY — 0.0%
498,725	Other Securities	0.0	1,079,472
INDIA — 0.9%
26,888,754	Other Securities	0.9	61,889,276
INDONESIA — 0.1%
156,424,264	Other Securities	0.1	8,593,940
IRELAND — 1.6%
966,950	Allegion Plc(a)	1.1	74,629,201
1,942,780	Other Securities	0.5	33,020,815
			107,650,016
ISLE OF MAN — 0.0%
72,440	Other Securities	0.0	851,128
ISRAEL — 0.8%
421,763	Check Point Software Technologies Ltd.(b)	0.6	40,704,347
5,829,082	Other Securities	0.2	9,575,309
			50,279,656
ITALY — 0.6%
7,505,524	Other Securities	0.6	41,185,483
JAPAN — 6.1%
613,000	Nifco, Inc.	0.3	21,522,941
22,563,309	Other Securities	5.8	382,297,123
			403,820,064
JERSEY CHANNEL ISLANDS — 0.1%
588,442	Other Securities	0.1	5,368,695
JORDAN — 0.0%
29,542	Other Securities	0.0	520,902
LIECHTENSTEIN — 0.0%
1,192	Other Securities	0.0	144,882
LUXEMBOURG — 0.4%
906,412	Other Securities	0.4	24,821,476
MACAU — 0.0%
99,000	Other Securities	0.0	15,702
MALAYSIA — 0.2%
19,592,501	Other Securities	0.2	10,994,905
MALTA — 0.0%
54,127	Other Securities	0.0	698,053
MEXICO — 0.2%
4,636,124	Other Securities	0.2	12,068,916
MONACO — 0.0%
12,500	Other Securities	0.0	213,307
MONGOLIA — 0.0%
714,500	Other Securities	0.0	13,576
NETHERLANDS — 0.5%
1,532,134	Other Securities	0.5	31,303,961

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
NEW ZEALAND — 0.7%
12,586,358	Other Securities	0.7	$44,436,228
NORWAY — 0.4%
11,520,014	Other Securities	0.4	26,527,974
PERU — 0.0%
170,655	Other Securities	0.0	2,381,735
PHILIPPINES — 0.1%
14,267,078	Other Securities	0.1	3,288,652
POLAND — 0.3%
6,206,265	Other Securities	0.3	18,124,405
PORTUGAL — 0.0%
3,517,202	Other Securities	0.0	2,667,739
PUERTO RICO — 0.0%
63,400	Other Securities	0.0	1,217,649
ROMANIA — 0.0%
13,747	Other Securities	0.0	151,502
RUSSIA — 0.3%
2,293,046,324	Other Securities	0.3	19,294,229
SAUDI ARABIA — 0.0%
807,611	Other Securities	0.0	2,989,001
SINGAPORE — 0.8%
31,232,167	Other Securities	0.8	55,618,477
SOUTH AFRICA — 0.5%
7,397,105	Other Securities	0.5	30,359,380
SOUTH KOREA — 1.7%
5,517,704	Other Securities	1.7	113,421,966
SPAIN — 0.4%
4,570,000	Other Securities	0.4	29,735,852
SWEDEN — 0.9%
3,636,000	Other Securities	0.9	57,179,067
SWITZERLAND — 1.4%
1,417,538	Other Securities	1.4	94,432,240
TAIWAN — 1.9%
161,795,107	Other Securities	1.9	127,175,964
THAILAND — 0.2%
62,863,712	Other Securities	0.2	14,813,502
TURKEY — 0.2%
9,411,497	Other Securities	0.2	12,711,525
UKRAINE — 0.0%
4,476	Other Securities	0.0	60,658
UNITED ARAB EMIRATES — 0.0%
9,368,155	Other Securities	0.0	2,530,672
UNITED KINGDOM — 5.5%
707,430	STERIS Plc(a)	1.0	66,866,284
534,072	Victrex Plc	0.3	19,229,691
41,293,278	Other Securities	4.2	277,880,126
			363,976,101
Shares		Percentage of Net Assets (%)	Value
UNITED STATES — 47.4%
657,317	Advance Auto Parts, Inc.	1.1	$75,229,931
211,758	Alnylam Pharmaceuticals, Inc.(b)	0.3	20,017,484
384,022	ANSYS, Inc.(b)	0.9	62,080,997
1,780,630	Axalta Coating Systems Ltd.(b)	0.8	55,021,467
246,800	Blackbaud, Inc.	0.4	25,904,128
353,700	CommVault Systems, Inc.(b)	0.4	24,741,315
322,900	CONMED Corp.(a)	0.3	20,998,187
397,190	Cooper Cos., Inc. (The)	1.4	90,841,325
1,568,340	CoreLogic, Inc.(a)(b)	1.2	77,632,830
1,067,000	DENTSPLY SIRONA, Inc.	0.8	53,712,780
858,965	Dover Corp.	1.2	79,626,056
180,580	Dun & Bradstreet Corp. (The)	0.3	20,822,680
748,378	Financial Engines, Inc.	0.5	33,415,078
203,528	GrubHub, Inc.(b)	0.3	20,584,822
391,965	Harris Corp.	0.9	61,311,165
420,000	HB Fuller Co.	0.3	20,777,400
212,600	Helen of Troy Ltd.(b)	0.3	18,953,290
359,260	IDEX Corp.	0.7	48,018,692
458,879	Ingredion, Inc.	0.8	55,565,658
235,000	Insulet Corp.(b)	0.3	20,210,000
563,200	Integra LifeScience Holdings Corp.(b)	0.5	34,710,016
378,270	JM Smucker Co. (The)	0.7	43,153,042
405,000	John Wiley & Sons, Inc. - Class A	0.4	26,709,750
1,372,790	KAR Auction Services, Inc.(a)	1.1	71,371,352
574,930	Laboratory Corp of America Holdings(b)	1.5	98,169,298
87,824	Lendingtree, Inc.(b)	0.3	20,937,242
819,990	LogMein, Inc.	1.4	90,362,898
1,176,150	Nasdaq, Inc.(a)	1.6	103,877,568
327,700	Navigators Group, Inc. (The)(a)	0.3	18,515,050
315,000	New Relic, Inc.(b)	0.3	22,015,350
370,000	NuVasive, Inc.(b)	0.3	19,687,700
275,000	Qualys, Inc.(b)	0.3	21,161,250
13,082,540	Samsonite International SA(a)	0.9	59,011,339
936,010	SIX Flags Entertainment Corp.	0.9	59,193,272
295,357	Snap-on, Inc.	0.6	42,900,604
245,000	UMB Financial Corp.	0.3	18,762,100
334,775	Wabtec Corp.	0.4	29,731,368
336,791	Waters Corp.(b)	1.0	63,454,792
1,150,000	Welbilt, Inc.(b)	0.3	22,034,000
313,568	West Pharmaceutical Services, Inc.	0.4	27,659,833
270,000	Woodward, Inc.	0.3	19,423,800
1,277,360	Worldpay, Inc. - Class A(b)	1.6	103,747,179
835,220	Wyndham Worldwide Corp.	1.4	95,390,476
36,435,495	Other Securities	17.4	1,157,975,257
			3,155,419,821
VIETNAM — 0.1%
3,526,025	Other Securities	0.1	4,836,321
Total Common Stocks (Cost $4,556,048,793)			6,015,815,313

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
INVESTMENT COMPANY — 0.4%
26,607,066	SEI Daily Income Trust Government II Fund, Class A 1.53%(c)	0.4	26,607,066
Total Investment Company (Cost $26,607,066)			26,607,066
EXCHANGE TRADED FUNDS — 6.1%
1,140,400	iShares Global Energy ETF(a)	0.6	42,240,416
276,000	iShares Global Financials ETF(a)	0.3	19,126,800
3,007,700	SPDR S&P Oil & Gas Exploration & Production ETF	1.8	118,443,226
2,178,600	VanEck Vectors Gold Miners ETF	0.7	48,539,208
2,307,365	VanEck Vectors Junior Gold Miners ETF	1.1	75,012,436
2,104,400	VanEck Vectors Oil Services ETF	0.9	57,113,416
242,275	Vanguard Energy ETF	0.4	24,547,303
336,750	Vanguard Financials ETF	0.3	23,309,835
Total Exchange Traded Funds (Cost $398,398,166)			408,332,640
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
3,420	Other Securities	0.0	0
AUSTRIA — 0.0%
9,812	Other Securities	0.0	0
INDONESIA — 0.0%
796,300	Other Securities	0.0	30,908
MALAYSIA — 0.0%
37,137	Other Securities	0.0	331
SINGAPORE — 0.0%
169,648	Other Securities	0.0	0
SOUTH KOREA — 0.0%
780	Other Securities	0.0	1,278
SPAIN — 0.0%
13,630	Other Securities	0.0	757
UNITED KINGDOM — 0.0%
128,742	Other Securities	0.0	19,195
UNITED STATES — 0.0%
9,600	Other Securities	0.0	0
Total Rights/Warrants (Cost $1,823)			52,469
Principal Amount		Percentage of Net Assets (%)	Value
U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Bank — 1.7%
$43,000,000	1.41%, 05/01/2018(d)	0.7	$43,000,000
13,000,000	1.66%, 05/17/2018(d)	0.2	12,990,172
55,000,000	1.70%, 05/23/2018(d)	0.8	54,942,855
Total U.S. Government Agencies (Cost $110,933,270)			110,933,027
U.S. GOVERNMENT SECURITIES — 0.0%
U.S. Treasury Bills — 0.0%
2,000,000	1.56%, 05/03/2018(d)		1,999,827
Total U.S. Government Securities (Cost $1,999,827)			1,999,827

Shares
CASH SWEEP — 0.7%
44,017,967	Citibank - US Dollars on Deposit in Custody Account, 0.10%(c)	0.7	$44,017,967
Total Cash Sweep (Cost $44,017,967)			44,017,967
TOTAL INVESTMENTS — 99.3% (Cost $5,138,006,912)			$6,607,758,309
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			48,312,989
NET ASSETS — 100.0%			$6,656,071,298

(a)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $338,348,910 or 5.08% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the current yield as of April 30, 2018.
(d)	The rate represents the annualized yield at time of purchase.

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	24,624,636	NZD	34,830,000	Citibank N.A.	07/31/18	$119,246
						$119,246

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Level 3 common stocks and rights with a value of $2,940,243 (cost of $9,824,072) or 0.04% of net assets were fair valued by the Board of Directors.

The following abbreviations are used in the report:

NZD — New Zealand Dollar

USD — U.S. Dollar

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	18.2%
Information Technology	15.0
Health Care	13.9
Consumer Discretionary	13.2
Materials	6.3
Consumer Staples	5.5
Banks	4.8
Diversified Financials	3.6
Real Estate	2.8
Utilities	2.6
Insurance	2.3
Energy	1.5
Telecommunication Services	0.6
Other*	9.7
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

26

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	April 30, 2018
(Unaudited)

Shares		Value
COMMON STOCKS — 12.4%
AUSTRALIA — 0.0%
452,950	St Barbara Ltd.	$1,445,035
BERMUDA — 0.3%
40,769	Aspen Insurance Holdings Ltd .	1,730,644
105,002	Axis Capital Holdings Ltd.	6,163,617
41,234	Renaissancere Holdings Ltd.	5,609,473
		13,503,734
BRAZIL — 0.2%
127,000	Ambev SA	845,410
114,100	Atacadao Distribuicao Comercio e Industria Ltd.	492,136
43,600	Banco do Brasil SA	457,008
45,200	BB Seguridade Participacoes SA	354,947
108,800	CCR SA	373,309
21,400	Cia de Saneamento Basico do Estado de Sao Paulo	214,171
39,100	Cielo SA	214,630
25,900	EDP - Energias do Brasil SA	102,544
10,400	Engie Brasil Energia SA	110,585
4,800	Hypera SA	43,065
110,200	Kroton Educacional SA	442,599
57,100	Lojas Renner SA	529,730
17,300	M Dias Branco SA	217,188
27,600	Natura Cosmeticos SA	254,633
19,100	Odontoprev SA	81,946
103,600	Petroleo Brasileiro SA(a)	731,635
58,500	Porto Seguro SA	755,631
10,100	Qualicorp SA	69,915
59,100	Sul America SA - Units	365,073
16,600	Transmissora Alianca de Energia Eletrica SA - Units	101,357
115,700	Vale SA	1,606,100
		8,363,612
CANADA — 0.1%
139,622	Peyto Exploration & Development Corp.	1,320,154
21,616	Waste Connections, Inc.	1,562,339
		2,882,493
CHILE — 0.0%
163,387	Aguas Andinas SA - Class A	108,585
1,006,082	Enel Americas SA	229,803
1,764,009	Enel Chile SA	219,638
		558,026
CHINA — 1.1%
71,000	AAC Technologies Holdings, Inc.	1,019,047
248,000	Agile Group Holdings Ltd.	489,203
1,755,000	Agricultural Bank of China Ltd. - H Shares	989,491
300,000	Air China Ltd. - H Shares	395,489
21,753	Alibaba Group Holding Ltd. - ADR(a)	3,883,780
Shares		Value
CHINA (continued)
76,500	Anhui Conch Cement Co. Ltd. - H Shares	$477,473
120,000	ANTA Sports Products Ltd.	684,743
461,000	ASE Industrial Holding Co. Ltd.	1,251,189
3,218	Baidu, Inc. - ADR(a)	807,396
2,383,000	Bank of China Ltd. - H Shares	1,293,567
124,000	Beijing Capital International Airport Co. Ltd. - H Shares	168,885
1,959,000	China Cinda Asset Management Co. Ltd. - H Shares	699,182
6,645,000	China CITIC Bank Corp. Ltd. - H Shares	4,750,167
185,000	China Communications Construction Co. Ltd. - H Shares	213,153
1,800,000	China Construction Bank Corp. - H Shares	1,885,786
1,434,000	China Everbright Bank Co. Ltd. - H Shares	716,626
43,000	China Evergrande Group(a)	136,206
514,000	China Galaxy Securities Co. Ltd. - H Shares	337,613
1,563,000	China Huarong Asset Management Co. Ltd. - H Shares	538,310
3,644,000	China Lesso Group Holdings Ltd.	2,808,529
370,000	China Longyuan Power Group Corp. - H Shares	363,421
118,000	China Medical System Holdings Ltd.	288,956
132,000	China Merchants Bank Co. Ltd. - H Shares	575,573
727,500	China Minsheng Banking Corp. Ltd. - H Shares	680,795
878,000	China Petroleum & Chemical Corp. - H Shares	855,049
266,000	China Railway Group Ltd. - H Shares	213,206
8,675,000	China SCE Property Holdings Ltd.	4,353,223
3,179,500	China Shenhua Energy Co. Ltd. - H Shares	7,798,863
356,000	China Southern Airlines Co. Ltd. - H Shares	383,327
186,500	China Vanke Co. Ltd.	770,776
946,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	723,665
328,000	CNOOC Ltd.	554,882
436,000	Country Garden Holdings Co. Ltd.	889,033
278,000	CSPC Pharmaceutical Group Ltd.	708,082
3,974	Ctrip.com International Ltd. - ADR(a)	162,537
40,000	ENN Energy Holdings Ltd.	374,061
46,000	Geely Automobile Holdings Ltd.	120,981

27

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CHINA (continued)
247,000	Great Wall Motor Co. Ltd. - H Shares	$256,189
62,000	Haitian International Holdings Ltd.	165,001
1,788,000	Industrial & Commercial Bank of China Ltd. - H Shares	1,569,652
279,000	Longfor Properties Co. Ltd.	834,415
4,448	NetEase, Inc. - ADR	1,143,447
1,469	New Oriental Education & Technology Group, Inc. - ADR	131,975
1,492,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	702,411
534,000	PetroChina Co. Ltd. - H Shares	393,488
242,000	PICC Property & Casualty Co. Ltd. - H Shares	433,221
37,000	Ping An Insurance Group Co. of China Ltd. - H Shares	361,542
703,000	Sihuan Pharmaceutical Holdings Group Ltd.	169,907
534,000	Sino-Ocean Land Holdings Ltd.	370,789
1,072,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	711,818
117,700	Tencent Holdings Ltd.	5,786,477
206,000	Tingyi Cayman Islands Holding Corp.	390,412
191,000	Travelsky Technology Ltd. - H Shares	557,916
253,000	Want Want China Holdings Ltd.	223,569
325,000	Weichai Power Co. Ltd. - H Shares	376,236
16,173	Yum China Holdings, Inc.	691,557
318,000	Zhejiang Expressway Co. Ltd. - H Shares	326,560
30,900	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	163,828
		59,122,675
COLUMBIA — 0.0%
34,147	Bancolombia SA	409,430
910,376	Ecopetrol SA	1,001,462
		1,410,892
CZECH REPUBLIC — 0.0%
10,359	CEZ AS	264,539
18,974	O2 Czech Republic AS	259,370
		523,909
DENMARK — 0.0%
13,406	ALK-Abello A/S(a)	1,693,807
EGYPT — 0.1%
256,716	Eastern Tobacco	2,984,594
150,423	ElSewedy Electric Co.	2,141,237
		5,125,831
Shares		Value
FRANCE — 0.1%
49,096	BioMerieux	$3,881,189
GERMANY — 0.2%
59,842	Daimler AG	4,704,660
8,309	Rational AG	5,196,532
		9,901,192
HONG KONG — 0.3%
4,772,000	Anxin-China Holdings Ltd.(a)(b)(c)	43,898
324,000	China Everbright Ltd.	712,984
2,236,000	China Lumena New Materials Corp.(a)(b)(c)	0
99,000	China Mobile Ltd.	943,123
52,000	China Overseas Land & Investment Ltd.	174,233
138,000	China Resources Gas Group Ltd.	507,510
714,000	China Unicom Hong Kong Ltd.(a)	1,009,631
822,000	Far East Horizon Ltd.	815,661
202,000	Guangdong Investment Ltd.	312,662
192,000	Haier Electronics Group Co. Ltd.	664,277
3,358,500	Hopewell Highway Infrastructure Ltd.	2,043,974
106,000	Kingboard Chemical Holdings Ltd.	431,239
64,000	Shanghai Industrial Holdings Ltd.	167,827
166,000	Shimao Property Holdings Ltd.	439,081
175,000	Sino Biopharmaceutical Ltd.	368,517
351,500	Sun Art Retail Group Ltd.	395,069
155,100	VTech Holdings Ltd.	1,888,540
1,753,000	Yue Yuen Industrial Holdings Ltd.	4,967,942
		15,886,168
HUNGARY — 0.0%
23,569	MOL Hungarian Oil & Gas Plc	272,358
4,477	Richter Gedeon Nyrt	90,402
		362,760
INDIA — 0.3%
32,456	Adani Ports and Special Economic Zone Ltd.	197,614
77,478	Ambuja Cements Ltd.	290,269
19,543	Asian Paints Ltd.	351,012
45,728	Aurobindo Pharma Ltd.	438,724
5,595	Bajaj Auto Ltd.	246,545
81,338	Bharti Infratel Ltd.	381,032
2,630	Britannia Industries Ltd.	217,085
37,686	Cadila Healthcare Ltd.(a)	232,270
27,304	Cipla Ltd.	247,565
117,799	Coal India Ltd.	501,894
30,373	Dabur India Ltd.	167,645
469	Eicher Motors Ltd.	218,111
36,934	Glenmark Pharmaceuticals Ltd.	315,747

28

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INDIA (continued)
80,506	HCL Technologies Ltd.	$1,266,846
8,869	Hero Motocorp Ltd.	494,510
42,670	Hindustan Petroleum Corp. Ltd.	193,915
12,911	Hindustan Unilever Ltd.	290,801
20,226	Housing Development Finance Corp. Ltd.	569,597
87,162	Indian Oil Corp. Ltd.	210,919
95,558	Infosys Ltd.	1,712,619
67,150	ITC Ltd.	282,458
140,542	JSW Steel Ltd.	680,183
36,139	Lupin Ltd.	438,129
39,277	Marico Ltd.	195,041
2,654	Maruti Suzuki India Ltd.	349,237
48,134	Motherson Sumi Systems Ltd.	253,843
1,647	Nestle India Ltd.	231,632
86,483	Oil & Natural Gas Corp. Ltd.	233,313
23,814	Reliance Industries Ltd.	342,239
287,414	Rural Electrification Corp. Ltd.	547,079
1,078	Shree Cement Ltd.	272,927
32,850	Tata Consultancy Services, Ltd .	1,734,042
90,482	Tata Motors Ltd.(a)	457,381
84,873	Tata Motors Ltd. - Class A - DVR(a)	242,101
171,752	Tata Power Co. Ltd. (The)	226,361
27,931	Tata Steel Ltd.	247,303
131,992	Tech Mahindra Ltd.	1,320,532
21,814	Titan Co. Ltd.	319,896
49,030	UPL Ltd.	534,314
79,872	Vakrangee Ltd.	119,168
123,946	Vedanta Ltd.	550,172
61,300	Zee Entertainment Enterprises Ltd.	538,876
		18,660,947
INDONESIA — 0.1%
3,435,400	Adaro Energy Tbk PT	449,870
192,000	Astra International Tbk PT	98,271
695,700	Bank Rakyat Indonesia Persero Tbk PT	160,406
1,347,700	Bank Tabungan Negara Persero Tbk PT	300,345
2,811,000	Bumi Serpong Damai Tbk PT	339,440
846,500	Charoen Pokphand Indonesia Tbk PT	223,160
32,600	Gudang Garam Tbk PT	161,953
1,034,300	Hanjaya Mandala Sampoerna Tbk PT	262,086
558,700	Indofood CBP Sukses Makmur Tbk PT	347,100
351,000	Indofood Sukses Makmur Tbk PT	175,490
2,062,900	Kalbe Farma Tbk PT	222,699
676,600	Matahari Department Store Tbk PT	500,971
2,781,000	Surya Citra Media Tbk PT	509,039
3,382,200	Telekomunikasi Indonesia Persero Tbk PT	922,916
Shares		Value
INDONESIA (continued)
53,600	Unilever Indonesia Tbk PT	$178,148
101,700	United Tractors Tbk PT	248,136
		5,100,030
ISRAEL — 0.0%
3,488,731	Oil Refineries Ltd.	1,509,590
ITALY — 0.0%
281,495	Snam SpA	1,351,478
JAPAN — 0.9%
116,200	Adastria Co. Ltd.	2,015,863
50,200	Duskin Co. Ltd.	1,265,537
106,900	EDION Corp.	1,253,019
110,700	Fukuyama Transporting Co. Ltd.(b)	4,619,327
26,700	Kura Corp.	1,918,646
46,800	Mochida Pharmaceutical Co. Ltd.(b)	3,297,442
51,800	Nagoya Railroad Co. Ltd.	1,356,702
281,000	Nippon Kayaku Co. Ltd.	3,516,085
55,800	Nippon Telegraph & Telephone Corp.	2,647,999
556,200	NTT Data Corp.	5,994,163
28,300	Ohsho Food Service Corp.	1,420,289
72,800	Osaka Gas Co. Ltd.	1,567,673
55,400	Paramount Bed Holdings Co. Ltd.	2,756,433
31,500	S Foods, Inc.	1,323,487
268,000	Takasago Thermal Engineering Co. Ltd.(b)	5,080,875
59,600	Toyo Suisan Kaisha Ltd.	2,346,652
333,900	Yokogawa Electric Corp.	7,352,379
77,800	Zensho Holdings Co. Ltd.	1,810,717
		51,543,288
LUXEMBOURG — 0.0%
1,091,750	L’Occitane International SA(b)	2,027,914
MALAYSIA — 0.1%
221,400	AirAsia Berhad	216,290
788,300	Astro Malaysia Holdings Berhad	381,767
36,700	British American Tobacco Malaysia Berhad	228,831
56,600	Malayan Banking Berhad	155,167
84,100	Malaysia Airports Holdings Berhad	192,672
81,300	Petronas Dagangan Berhad	558,081
234,900	Press Metal Aluminium Holdings Berhad	286,590
39,100	Public Bank Berhad	236,593
31,600	Tenaga Nasional Berhad	127,243
385,100	Westports Holdings Berhad	325,359
		2,708,593
MEXICO — 0.1%
242,400	Alfa SAB de CV - Series A	310,549

29

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
MEXICO (continued)
1,537,700	America Movil SAB de CV - Series L	$1,422,422
236,470	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - Series B	349,861
722,400	Cemex SAB de CV - CPO - Units(a)	450,775
76,800	Coca-Cola Femsa SAB de CV - Series L	498,119
19,400	Fomento Economico Mexicano SAB de CV - Units	187,703
758,200	Gentera SAB de CV	603,250
25,600	Grupo Aeroportuario del Pacifico SAB de CV - Series B	265,937
30,200	Grupo Financiero Banorte SAB de CV - Series O	188,867
222,500	Grupo Financiero Inbursa SAB de CV	370,356
57,300	Grupo Mexico SAB de CV - Series B	189,713
20,520	Industrias Penoles SAB de CV	431,191
158,000	Kimberly-Clark de Mexico SAB de CV - Class A	286,312
25,870	Promotora y Operadora de Infraestructura SAB de CV	265,159
261,200	Wal-Mart de Mexico SAB de CV	726,252
		6,546,466
NETHERLANDS — 0.1%
102,921	Aalberts Industries NV	5,067,508
PAKISTAN — 0.0%
125,100	Lucky Cement Ltd.	715,875
183,700	MCB Bank Ltd.	331,971
414,000	United Bank Ltd.	718,807
		1,766,653
PERU — 0.0%
2,308	Credicorp. Ltd.	536,587
PHILIPPINES — 0.0%
1,251,000	DMCI Holdings, Inc.	265,913
138,370	JG Summit Holdings, Inc.	170,451
54,170	Jollibee Foods Corp.	297,696
74,250	Manila Electric Co.	460,938
		1,194,998
POLAND — 0.0%
2,168	CD Projekt SA	76,508
12,330	Cyfrowy Polsat SA	89,927
8,043	Grupa Lotos SA	126,003
5,249	Jastrzebska Spolka Weglowa SA(a)	123,083
36	LPP SA	93,623
76,937	Orange Polska SA(a)	115,181
Shares		Value
POLAND (continued)
9,700	Polski Koncern Naftowy ORLEN SA	$247,058
		871,383
QATAR — 0.1%
67,440	Doha Bank QPSC	501,230
28,915	Masraf Al Rayan QSC	282,600
66,846	Ooredoo QSC	1,454,225
877	Qatar Electricity & Water Co. QSC	47,624
31,434	Qatar Gas Transport Co. Ltd.	126,529
10,070	Qatar Islamic Bank SAQ	295,874
17,035	Qatar National Bank QPSC	705,110
135,323	Qatar Navigation QSC	2,089,253
		5,502,445
SOUTH AFRICA — 0.2%
41,364	AngloGold Ashanti Ltd.	369,739
23,183	Barclays Africa Group Ltd.	339,568
25,288	Bidvest Group Ltd. (The)	495,371
43,495	Coronation Fund Managers Ltd.	258,289
77,009	FirstRand Ltd.	412,424
659,467	Gold Fields Ltd.	2,503,700
38,991	Imperial Holdings Ltd.	750,035
37,404	Investec Ltd.	295,055
192,175	Life Healthcare Group Holdings Ltd.	453,011
16,429	Mondi Ltd.	479,314
42,573	Mr Price Group Ltd.	934,216
29,910	MTN Group Ltd.	300,198
3,990	Naspers Ltd. - Class N	972,042
45,644	RMB Holdings Ltd.	286,291
60,989	Sappi Ltd.	389,212
27,036	Spar Group Ltd. (The)	458,063
12,628	Standard Bank Group Ltd.	216,578
12,546	Tiger Brands Ltd.	392,105
109,095	Truworths International Ltd.	891,915
36,685	Vodacom Group Ltd.	458,633
167,004	Woolworths Holdings Ltd.	858,256
		12,514,015
SOUTH KOREA — 0.6%
42,041	BNK Financial Group, Inc.	409,131
715	Celltrion, Inc.(a)	179,370
26,204	Cheil Worldwide, Inc.	466,523
2,174	CJ Corp.	329,348
3,265	Coway Co. Ltd.	266,817
10,867	DB Insurance Co. Ltd.	637,894
69,819	DGB Financial Group, Inc.	780,344
12,265	Doosan Heavy Industries & Construction Co. Ltd.(a)	204,449
11,191	Hana Financial Group, Inc.	497,252
20,671	Hanon Systems	209,929
9,173	Hanwha Corp.	341,050
56,138	Hanwha Life Insurance Co. Ltd.	326,218

30

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
5,580	Hyundai Engineering & Construction Co. Ltd.	$330,466
8,625	Hyundai Marine & Fire Insurance Co. Ltd.	308,146
47,184	Industrial Bank of Korea	739,931
16,366	Kangwon Land, Inc.	441,497
10,741	KB Financial Group Inc.	610,251
5,518	Korea Investment Holdings Co. Ltd.	466,113
11,428	Korean Air Lines Co. Ltd.	363,190
26,456	KT Corp.	672,666
4,143	KT&G Corp.	378,846
521	LG Chem Ltd.	174,394
185,232	LG Display Co. Ltd.	4,044,377
1,044	LG Electronics, Inc.	98,991
235	LG Household & Health Care Ltd.	300,067
328,359	LG Uplus Corp.	3,759,152
1,892	Lotte Chemical Corp.	728,565
1,804	NAVER Corp.	1,202,985
1,528	NCSoft Corp.	512,144
1,908	S-1 Corp.	174,966
2,093	Samsung Electronics Co. Ltd.(b)	5,187,727
1,780	Samsung Fire & Marine Insurance Co. Ltd.	444,448
20,306	Shinhan Financial Group Co. Ltd.	904,158
1,514	SK Holdings Co. Ltd.	414,426
25,556	SK Hynix, Inc.	2,009,827
1,999	SK Telecom Co. Ltd.	427,112
27,642	Woori Bank	412,680
		29,755,450
SWITZERLAND — 0.1%
22,385	Schindler Holding AG	4,622,204
TAIWAN — 1.1%
78,000	Advantech Co. Ltd.	535,470
2,645,000	AU Optronics Corp.	1,090,682
105,000	Catcher Technology Co. Ltd.	1,164,469
108,000	Cathay Financial Holding Co. Ltd.	193,726
134,000	Chailease Holding Co. Ltd.	488,929
9,515,250	Chang Hwa Commercial Bank Ltd.(b)	5,477,340
409,000	Chicony Electronics Co. Ltd.	1,007,663
144,000	China Steel Corp.	113,948
61,000	Chunghwa Telecom Co. Ltd.	232,109
241,000	CTBC Financial Holding Co. Ltd.	171,872
8,365,339	E.Sun Financial Holding Co. Ltd.	5,915,583
27,000	Eclat Textile Co. Ltd.	325,740
338,000	Evergreen Marine Corp. Taiwan Ltd.(a)	170,963
113,000	Feng TAY Enterprise Co. Ltd.	512,410
8,133,980	First Financial Holding Co. Ltd.	5,592,173
133,000	Formosa Petrochemical Corp.	542,686
Shares		Value
TAIWAN (continued)
1,553,880	Foxconn Technology Co. Ltd.	$3,858,106
90,000	Fubon Financial Holding Co. Ltd.	153,977
9,430,950	Hua Nan Financial Holdings Co. Ltd.	5,703,208
2,654,000	Innolux Corp.	987,623
10,000	Largan Precision Co. Ltd.	1,163,083
1,814,000	LCY Chemical Corp.	2,688,317
404,000	Lite-On Technology Corp.	533,123
55,000	Nan Ya Plastics Corp.	150,644
49,000	Nien Made Enterprise Co. Ltd.	435,245
1,235,000	Novatek Microelectronics Corp.	5,183,950
244,000	Pegatron Corp.	568,880
103,000	Phison Electronics Corp.	932,442
42,000	President Chain Store Corp.	412,838
2,067,000	Shin Kong Financial Holding Co. Ltd.	840,074
1,232,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,384,566
2,188,000	Uni-President Enterprises Corp.	5,265,785
248,000	Vanguard International Semiconductor Corp.	502,699
237,000	Zhen Ding Technology Holding Ltd.	515,704
		62,816,027
TURKEY — 0.1%
149,238	Akbank Turk AS	310,516
12,742	BIM Birlesik Magazalar AS	216,495
55,366	Eregli Demir ve Celik Fabrikalari TAS	138,207
10,297	Ford Otomotiv Sanayi AS	141,755
125,868	Haci Omer Sabanci Holding AS	297,670
13,633	KOC Holding AS	46,057
67,708	Petkim Petrokimya Holding AS	119,664
19,565	TAV Havalimanlari Holding AS	105,310
19,556	Tofas Turk Otomobil Fabrikasi AS	120,512
15,058	Turk Hava Yollari AO(a)	62,199
140,348	Turkiye Garanti Bankasi AS	317,808
128,523	Turkiye Halk Bankasi AS	262,957
201,674	Turkiye Is Bankasi - Class C	305,590
48,933	Turkiye Sise ve Cam Fabrikalari AS	54,376
200,822	Turkiye Vakiflar Bankasi TAO - Class D	295,488
308,691	Yapi ve Kredi Bankasi AS(a)	302,318
		3,096,922
UNITED ARAB EMIRATES — 0.0%
446,871	Emirates Telecommunications Group Co. PJSC	2,082,075
UNITED KINGDOM — 0.1%
40,577	Aon Plc	5,781,005
UNITED STATES — 6.1%
22,608	3M Co.	4,394,769

31

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
86,893	AGNC Investment Corp. REIT	$1,644,015
47,185	Altria Group, Inc.	2,647,549
49,631	American Financial Group, Inc.	5,619,221
35,712	Amgen, Inc.	6,231,029
61,199	Amphenol Corp. - Class A	5,122,968
268,063	Annaly Capital Management, Inc., REIT	2,779,813
22,840	Anthem, Inc.	5,390,012
442,833	Apollo Investment Corp.	2,378,013
63,435	AptarGroup, Inc.	5,931,173
86,139	Arthur J Gallagher & Co.	6,028,869
110,000	AT&T, Inc.	3,596,999
194,625	Brinker International, Inc.	8,483,704
210,586	Brown & Brown, Inc.	5,734,257
44,931	CBOE Global Markets, Inc.	4,797,732
52,616	Cheesecake Factory, Inc. (The)	2,733,401
72,483	Cincinnati Financial Corp.	5,098,454
69,679	Clorox Co. (The)	8,166,379
42,618	Conagra Brands, Inc.	1,579,849
28,880	Costco Wholesale Corp.	5,693,981
24,165	Cracker Barrel Old Country Store, Inc.	3,977,317
104,870	Darden Restaurants, Inc.	9,738,228
71,145	Discover Financial Services	5,069,081
40,730	Ecolab, Inc.	5,896,482
91,094	EPR Properties REIT	5,011,992
89,559	Equity Commonwealth REIT(a)	2,775,433
25,739	General Dynamics Corp.	5,181,518
1,725,000	General Motors Co., Escrow Shares(b)(c)	258,749
52,630	Genuine Parts Co.	4,648,282
72,519	Guess?, Inc.	1,688,968
35,085	Honeywell International, Inc.	5,076,098
40,387	IDEX Corp.	5,398,126
32,385	Illinois Tool Works, Inc.	4,599,318
4,573	Lockheed Martin Corp.	1,467,201
105,398	Loews Corp.	5,529,179
67,059	Marsh & McLennan Cos., Inc.	5,465,309
55,658	McCormick & Co., Inc. - Non Voting Shares	5,866,910
63,321	Motorola Solutions, Inc.	6,954,545
288,157	New York Community Bancorp, Inc.	3,423,305
214,000	Nexteer Automotive Group Ltd.	329,254
67,956	NIC, Inc.	1,009,147
856	Northrop Grumman Corp.	275,666
324,644	Northwest Bancshares, Inc.	5,389,090
66,019	Northwest Natural Gas Co.	4,046,965
73,004	Omnicom Group, Inc.	5,377,475
32,782	Park National Corp.	3,536,522
82,163	Paychex, Inc.	4,976,613
280,466	People’s United Financial, Inc.	5,129,723
46,154	PepsiCo, Inc.	4,658,785
175,000	PG&E Corp.	8,067,500
69,665	Pinnacle West Capital Corp.	5,608,033
27,541	Progress Software Corp.	1,017,089
Shares		Value
UNITED STATES (continued)
37,217	Quest Diagnostics, Inc.	$3,766,360
6,581	Raytheon Co.	1,348,710
34,800	Reinsurance Group of America, Inc.	5,199,120
82,000	Republic Services, Inc.	5,303,760
104,627	RPM International, Inc.	5,053,484
102,803	Sonoco Products Co.	5,279,962
126,611	Southern Co. (The)	5,839,299
38,766	Spire, Inc.	2,796,967
32,760	Stanley Black & Decker, Inc.	4,638,488
60,107	Target Corp.	4,363,768
26,051	Thermo Fisher Scientific, Inc.	5,479,828
42,628	United Parcel Service, Inc. - Class B	4,838,278
99,892	Unum Group	4,832,775
8,677	Vail Resorts, Inc.	1,989,723
82,677	Verizon Communications, Inc.	4,080,110
24,189	Viad Corp.	1,227,592
122,309	Walmart, Inc.	10,819,454
50,670	Walt Disney Co. (The)	5,083,721
63,203	Waste Management, Inc.	5,137,772
88,387	WEC Energy Group Inc.	5,681,516
85,860	WP Carey, Inc. REIT	5,482,161
77,957	WR Berkley Corp.	5,812,474
		335,555,412
Total Common Stocks (Cost $661,167,183)		685,272,313
CLOSED-END FUNDS — 2.6%
UNITED STATES — 2.6%
15,779	AllianceBernstein Global High Income Fund, Inc.	186,193
226,711	Apollo Tactical Income Fund, Inc.(b)	3,554,828
396,168	Ares Dynamic Credit Allocation Fund, Inc.(b)	6,481,308
200,658	Barings Global Short Duration High Yield Fund(b)	3,772,370
1,109	Barings Participation Investors	16,413
165,570	Blackrock Defined Opportunity Credit Trust(b)(c)	0
515,000	BlackRock Income Trust, Inc.(b)	2,966,400
413,675	Blackrock Limited Duration Income Trust(b)	6,225,809
381,597	Blackrock Multi-Sector Income Trust(b)	6,468,069
693,586	Blackstone/GSO Strategic Credit Fund(b)	11,083,504
364,845	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(b)	9,405,704
264,228	Cohen & Steers REIT and Preferred Income Fund, Inc.(b)	4,885,576

32

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
254,269	Doubleline Income Solutions Fund	$5,131,148
153,030	Eaton Vance Municipal Income Trust(b)	1,782,800
113,768	First Trust High Income Long/Short Fund	1,719,034
369,371	First Trust Intermediate Duration Preferred & Income Fund(b)	8,355,172
215,060	Invesco Advantage Municipal Income Trust II(b)	2,262,431
753,711	Invesco Dynamic Credit Opportunities Fund(b)	8,946,550
1,651,677	Invesco Senior Income Trust(b)	7,333,446
100,000	Invesco Value Municipal Income Trust	1,423,000
180,026	NexPoint Credit Strategies Fund(b)	4,315,223
153,000	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	2,256,750
961,320	Nuveen Preferred & Income Securities Fund(b)	9,065,248
206,585	Nuveen Preferred & Income Term Fund(b)	4,900,196
466,903	PIMCO Dynamic Credit Income Fund	10,654,726
445,333	PIMCO Income Strategy Fund II(b)	4,680,450
488,946	Pioneer Floating Rate Trust(b)	5,671,774
311,352	Pioneer Municipal High Income Advantage Trust(b)	3,334,580
81,873	Stone Harbor Emerging Markets Income Fund	1,216,633
1,316,093	Voya Prime Rate Trust(b)	6,804,201
Total Closed-End Funds (Cost $139,719,959)		144,899,536
EXCHANGE TRADED FUNDS — 15.7%
UNITED STATES — 15.7%
885,000	Energy Select Sector SPDR Fund	65,321,850
2,480,000	Financial Select Sector SPDR Fund	68,076,000
259,595	Health Care Select Sector SPDR Fund	21,354,285
250,000	Industrial Select Sector SPDR Fund	18,055,000
440,000	iShares China Large-Cap ETF	20,649,200
3,136,135	iShares MSCI EAFE ETF	221,850,190
1,900,000	iShares MSCI Emerging Markets ETF	89,148,000
1,242,835	iShares MSCI Germany ETF	40,342,424
400,000	iShares MSCI Japan ETF	24,256,000
390,000	iShares MSCI South Korea Index Fund ETF	29,484,000
430,000	iShares MSCI Taiwan Capped ETF	15,609,000
Shares			Value
UNITED STATES (continued)
730,000		iShares MSCI United Kingdom ETF	$26,462,500
435,000		iShares Russell 1000 Value ETF	52,347,900
85,000		iShares US Aerospace & Defense ETF	16,349,750
294,600		SPDR S&P Dividend ETF	26,773,248
1,575,000		VanEck Vectors Russia ETF	33,106,500
1,265,000		Vanguard FTSE Europe ETF	75,141,000
175,000		Vanguard Total Stock Market ETF	23,857,750
Total Exchange Traded Funds (Cost $828,407,151)			868,184,597
PREFERRED STOCKS — 0.1%
BRAZIL — 0.1%
41,140		Banco Bradesco SA	405,387
33,400		Braskem SA - Class A	433,136
64,400		Itau Unibanco Holding SA	935,153
245,300		Itausa - Investimentos Itau SA	948,794
119,500		Petroleo Brasileiro SA(a)	783,886
			3,506,356
CHILE — 0.0%
8,040		Sociedad Quimica y Minera de Chile SA - Class B	440,315
COLUMBIA — 0.0%
36,857		Bancolombia SA	439,824
SOUTH KOREA — 0.0%
1,349		LG Chem Ltd.	258,738
298		LG Household & Health Care Ltd.	214,358
595		Samsung Electronics Co. Ltd.(b)	1,183,095
			1,656,191
Total Preferred Stocks (Cost $6,002,010)			6,042,686

Principal Amount			Value
BANK LOANS — 2.2%
BELGIUM — 0.0%
$1,000,000	(d)	ADB Safegate BVBA First Lien Term Loan, (EURIBOR + 3.500%), 3.50%, 10/03/24(e)	1,209,615
CAYMAN ISLANDS — 0.0%
971,265	(f)	Richmond Cayman LP First Lien Term Loan B, (LIBOR + 4.250%), 4.76%, 03/03/24(e)	1,318,763

33

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal
Amount			Value
DENMARK — 0.1%
$887,562	(d)	Evergood 4 ApS First Lien Term Loan B1E, (EURIBOR + 3.250%), 3.25%, 02/06/25(e)	$1,071,196
3,000,000	(d)	KMD A/S First Lien Term Loan B, (EURIBOR + 4.500%), 4.50%, 10/03/20(e)	3,559,396
			4,630,592
FRANCE — 0.2%
1,231,842		Altran Technologies SA First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 02/01/25(e)	1,494,859
2,000,000	(d)	Assystem First Lien Term Loan B, (EURIBOR + 4.750%), 4.25%, 09/30/24(e)	2,416,718
666,667		Assystem Technologies Services SASU First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 09/28/24(e)	805,404
2,000,000	(d)	Hera SAS First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 09/20/24(e)	2,386,818
3,157,895		Les Derives Resiniques et Terpeniques SA First Lien Term Loan B, (EURIBOR + 4.750%), 4.75%, 03/08/25(e)	3,756,266
1,989,950	(d)	SFR Group SA First Lien Term Loan B11, (EURIBOR + 3.000%), 3.00%, 07/31/25(e)	2,349,904
			13,209,969
GERMANY — 0.5%
2,927,000	(d)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(e)	3,427,610
422,000	(d)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(e)	494,176
390,000	(d)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(e)	456,703
260,000	(d)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(e)	304,468
4,000,000	(d)	Amedes Holding AG First Lien Term Loan B, (EURIBOR + 4.750%), 4.75%, 08/19/22(e)	4,802,617
Principal
Amount			Value
GERMANY (continued)
$992,288	(d)	ColourOz Investment 1 GmbH First Lien Term Loan B, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	$1,155,255
217,567	(d)	Douglas GmbH First Lien Term Loan B1, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	256,612
112,636	(d)	Douglas GmbH First Lien Term Loan B2, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	132,850
196,836	(d)	Douglas GmbH First Lien Term Loan B3, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	232,161
197,402	(d)	Douglas GmbH First Lien Term Loan B4, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	232,828
44,013	(d)	Douglas GmbH First Lien Term Loan B5, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	51,912
148,613	(d)	Douglas GmbH First Lien Term Loan B6, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	175,284
82,932	(d)	Douglas GmbH First Lien Term Loan B7, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	97,815
891,039	(d)	Flint Group GmbH First Lien Term Loan B3, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	1,037,378
150,000	(d)	Flint Group GmbH First Lien Term Loan B4, (EURIBOR + 3.750%), 3.75%, 09/07/21(e)	174,635
1,744,515	(d)	Flint Group GmbH First Lien Term Loan B5, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	2,031,023
209,883		Flint Group GmbH First Lien Term Loan B7, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	244,352
4,000,000	(d)	OEP Trafo BidCo GmbH First Lien Term Loan B, (EURIBOR + 4.250%), 4.00%, 07/18/24(e)	4,511,877
1,000,000	(d)	Riemser Arzneimittel AG First Lien Term Loan B, (EURIBOR + 5.500%), 5.50%, 06/29/23(e)	1,189,483

34

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal
Amount			Value
GERMANY (continued)
$3,118,000		Rodenstock GmbH First Lien Term Loan B, (EURIBOR + 4.500%), 4.50%, 05/31/19(e)	$3,687,650
4,000,000	(d)	SLV GmbH First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 01/03/24(e)	4,687,509
			29,384,198
IRELAND — 0.0%
1,056,176	(d)	Ion Trading Finance Ltd. First Lien Term Loan B, (EURIBOR + 2.750%), 3.75%, 11/21/24(e)	1,277,988
JERSEY CHANNEL ISLANDS — 0.1%
2,510,377	(f)	L1R HB Finance Ltd. First Lien Term Loan B, (GBPLIBOR + 5.250%), 5.89%, 08/26/24(e)	3,363,401
LUXEMBOURG — 0.3%
3,423,000		Arvos Bidco Sarl First Lien Term Loan B2 EUR, (EURIBOR + 4.500%), 5.50%, 08/30/21(e)	4,120,711
1,984,456	(d)	Coveris Holdings SA First Lien Term Loan, (EURIBOR + 4.000%), 5.00%, 06/29/22(e)	2,394,940
2,000,000	(d)	Orbiter Group Sarl First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 07/11/24(e)	2,420,220
1,000,000	(d)	Pi Lux Finco Sarl First Lien Term Loan B2, (EURIBOR + 3.250%), 3.25%, 12/01/24(e)	1,205,340
1,000,000		Swissport Financing Sarl First Lien Term Loan B, (EURIBOR + 4.380%), 4.38%, 02/08/22(e)	1,179,522
2,175,000	(d)	Swissport Financing Sarl First Lien Term Loan B, (EURIBOR + 3.750%), 4.75%, 02/09/22(e)	2,586,314
1,297,297		TI Luxembourg SA First Lien Term Loan B1, (EURIBOR + 3.500%), 3.50%, 02/02/25(e)	1,565,956
			15,473,003
NETHERLANDS — 0.2%
1,000,000	(d)	Gamma Infrastructure III First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 01/26/25(e)	1,209,108
Principal
Amount			Value
NETHERLANDS (continued)
$1,238,095		GTT Communications BV First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 04/27/25(e)	$1,487,646
3,163,636		Markermeer Finance BV First Lien Term Loan B2, (EURIBOR + 4.750%), 4.75%, 12/22/24(e)	3,829,953
2,723,000		Sigma Bidco BV First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 03/07/25(e)	3,264,812
2,000,000		Sunshine Investments BV First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 12/15/24(e)	2,413,844
			12,205,363
NORWAY — 0.1%
2,152,672		Silk Bidco AS First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 02/24/25(e)	2,598,159
SPAIN — 0.0%
1,000,000	(d)	Dorna Sports SL First Lien Term Loan B, (EURIBOR + 3.000%), 3.00%, 04/12/24(e)	1,204,000
SWEDEN — 0.1%
1,981,481		Itiviti Group AB First Lien Term Loan B, (EURIBOR + 4.500%), 4.50%, 02/23/25(e)	2,324,040
SWITZERLAND — 0.0%
1,000,000	(d)	Avaloq Group AG First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 06/12/24(e)	1,206,089
UNITED KINGDOM — 0.2%
1,680,000	(f)	Camelia Bidco Ltd. First Lien Term Loan B, (GBPLIBOR + 4.750%), 5.31%, 10/10/24(e)	2,317,219
1,000,000		HNVR Holdco Ltd. First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 09/12/23(e)	1,204,072
1,425,000	(d)	Jackpotjoy Plc First Lien Term Loan, (LIBOR + 5.250%), 5.78%, 11/27/24(e)	1,964,262
1,000,000	(d)	Shilton Bidco Ltd. First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 07/13/24(e)	1,205,340

35

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal
Amount			Value
UNITED KINGDOM (continued)
$2,153,846	(d)	Stonepeak Spear Newco UK Ltd. First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 12/15/24(e)	$2,595,571
			9,286,464
UNITED STATES — 0.4%
1,598,558	(d)	Avantor, Inc. First Lien Term Loan, (EURIBOR + 4.250%), 4.25%, 11/21/24(e)	1,941,766
5,000		CBAM Loan Opportunities Funding LLC First Lien Term Loan B, 0.00%, (b)(e)	5,000,000
7,361,935		Chimera Special Holding LLC First Lien Term Loan, 3.67%, 10/06/19(b)(e)(g)	7,361,935
5,015,318		Chimera Special Holding LLC First Lien Term Loan, 3.89%, 10/06/19(e)	5,015,318
5,000		Gates Global LLC First Lien Term Loan B2, (EURIBOR + 3.250%), 3.00%, 04/01/24(e)	6,038
1,927,038		Lone Star LPST Future Funding Term Loan, (LIBOR + 3.750%), 5.39%, 09/20/20(b)(e)	1,927,038
			21,252,095
Total Bank Loans (Cost $119,875,824)			119,943,739
Principal
Amount			Value
CORPORATE BONDS — 6.6%
ARGENTINA — 0.0%
$1,000,000		Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(h)	$1,040,500
BERMUDA — 0.0%
1,150,000		Ooredoo International Finance Ltd., 4.75%, 02/16/21(h)	1,177,195
950,000		Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(h)	896,990
			2,074,185
BRAZIL — 0.0%
1,225,000	(d)	Votorantim Cimentos SA, 3.50%, 07/13/22(h)	1,560,670
CANADA — 0.0%
425,000	(f)	Entertainment One Ltd., 6.88%, 12/15/22(h)	620,324
150,000		GFL Environmental, Inc, 5.63%, 05/01/22(g)	150,188
			770,512
CAYMAN ISLANDS — 0.1%
4,264,759		Ambac LSNI LLC, (3 mo. LIBOR US + 0.050%), 6.81%, 02/12/23(g)(i)	4,307,407
1,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,036,000
			5,343,407
CZECH REPUBLIC — 0.1%
725,000	(d)	EP Energy AS, 4.38%, 05/01/18(h)	875,509
1,300,000	(d)	RESIDOMO SRO, 3.38%, 10/15/24(h)	1,580,867
			2,456,376
DOMINICAN REPUBLIC — 0.0%
920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(h)	990,150
FRANCE — 0.2%
200,000	(j)	Areva SA, 3.50%, 03/22/21	257,629
1,600,000	(j)	Casino Guichard Perrachon SA, 4.50%, 03/07/24(h)	2,042,752
625,000	(j)	CMA CGM SA, 5.25%, 01/15/25(h)	690,029
500,000	(j)	Electricite de France SA, (8 yr. Euro Swap + 2.440%), 4.13%, 01/22/67(h)(k)	642,279

36

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal
Amount			Value
FRANCE (continued)
$900,000	(j)	Electricite de France SA, (7 yr. Euro Swap + 3.020%), 4.25%, 01/29/67(h)(k)	$1,144,919
325,000	(j)	Elis SA, 3.00%, 04/30/22(h)	398,572
1,400,000	(j)	NEW Areva Holding SA, 4.88%, 09/23/24	1,851,164
625,000	(j)	Newco GB SAS, 8.00% cash or 8.00% payment-in-kind interest, 8.00%, 12/15/22(h)(l)	761,585
375,000	(j)	SASU Newco SAB 20 SAS, 4.25%, 09/30/24(h)	441,053
825,000	(j)	Vallourec SA, 6.38%, 10/15/23(h)	995,272
			9,225,254
GERMANY — 0.1%
850,000	(j)	DEMIRE Deutsche Mittelstand Real Estate AG, 2.88%, 07/15/22(h)	1,046,557
375,000	(j)	Nordex SE, 6.50%, 02/01/23(h)	421,929
700,000	(j)	Raffinerie Heide GmbH, 6.38%, 12/01/22(h)	845,699
825,000	(j)	Senvion Holding GmbH, 3.88%, 10/25/22(h)	909,882
			3,224,067
GUERNSEY — 0.1%
1,050,000	(j)	Globalworth Real Estate Investments, Ltd., REIT, 2.88%, 06/20/22(h)	1,316,628
875,000	(j)	Globalworth Real Estate Investments, Ltd., REIT, 3.00%, 03/29/25(h)	1,066,448
			2,383,076
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 12/31/49(c)(m)(n)	0
HUNGARY — 0.0%
775,000	(j)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(h)	1,008,500
INDONESIA — 0.0%
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(h)	837,000
IRELAND — 0.1%
1,750,000		Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(h)	1,680,000
450,000		Smurfit Kappa Acquisitions, 4.88%, 09/15/18(g)	450,675
Principal
Amount			Value
IRELAND (continued)
$775,000	(j)	Smurfit Kappa Acquisitions ULC, 4.13%, 01/30/20(h)	$999,061
2,410,000	(f)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(h)	3,284,693
250,000	(f)	Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23(h)	348,479
			6,762,908
ITALY — 0.1%
175,000	(j)	Almaviva-The Italian Innovation Co. SpA, 7.25%, 10/15/22(h)	215,237
825,000	(j)	Cooperativa Muratori & Cementisti-CMC di Ravenna SC, 6.00%, 02/15/23(h)	953,429
1,180,000	(j)	Fabric BC SpA, (3 mo. EURIBOR + 0.041%), 3.81%, 11/30/24(h)	1,434,513
385,000	(j)	Inter Media Communication Srl, 4.88%, 12/31/22(h)	468,040
225,000	(j)	Telecom Italia SpA/Milano, 3.25%, 01/16/23(h)	296,415
725,000	(j)	Wind Tre SpA, 2.63%, 01/20/23(h)	795,706
1,330,000	(j)	Wind Tre SpA, (3 mo. EURIBOR + 0.028%), 2.75%, 01/20/24(h)(i)	1,491,748
			5,655,088
JAPAN — 0.0%
975,000	(d)	SoftBank Group Corp., 4.00%, 04/20/23(h)	1,197,789
JERSEY CHANNEL ISLANDS — 0.2%
950,000	(d)	Adient Global Holdings Ltd., 3.50%, 08/15/24(h)	1,161,501
825,000	(f)	Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22(h)	1,184,884
1,200,000	(d)	Kennedy Wilson Europe Real Estate Plc, 3.25%, 11/12/25(h)	1,484,604
1,650,000	(d)	LHC3 Plc, 4.13% cash or 4.88 payment-in-kind interest, 4.13%, 08/15/24(h)(l)	2,014,674
2,375,000	(d)	Lincoln Finance Ltd., 6.88%, 04/15/21(h)	2,964,842
350,000	(d)	Mercury Bondco Plc, 7.13% cash or 7.88% payment-in-kind interest, 7.13%, 05/30/21(h)(l)	436,962

37

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal
Amount			Value
JERSEY CHANNEL ISLANDS (continued)
$1,700,000	(d)	Mercury Bondco Plc, 8.25% cash or 9.00% payment-in-kind interest, 8.25%, 05/30/21(h)(l)	$2,141,012
			11,388,479
LUXEMBOURG — 0.5%
1,600,000	(j)	Altice Finco SA, 4.75%, 01/15/28(h)	1,709,917
300,000	(j)	Altice Luxembourg SA, 7.25%, 05/15/22(h)	358,954
430,000	(f)	Cabot Financial Luxembourg SA, 6.50%, 04/01/21(h)	599,934
225,000	(j)	Cirsa Funding Luxembourg SA, 5.75%, 05/15/21(h)	279,807
1,280,000	(j)	Crystal Almond Sarl, 10.00%, 11/01/21(h)	1,680,978
174,059	(j)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 9.00%, 11/15/20(h)(l)	210,151
1,200,000	(j)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(h)	1,499,837
125,000	(f)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(h)	177,681
855,000	(f)	Gazprom OAO Via Gaz Capital SA, 5.34%, 09/25/20(h)	1,238,295
800,000		Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(h)	848,131
2,200,000	(j)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(h)	3,146,083
470,000		Hidrovias International Finance Sarl, 5.95%, 01/24/25(h)	458,249
775,000	(j)	Horizon Parent Holdings Sarl 8.25% Cash or 9.00% payment-in-kind interest, 8.25%, 02/15/22(h)(l)	985,023
1,615,000	(j)	Intralot Capital Luxembourg SA, 5.25%, 09/15/24(h)	1,955,732
1,475,000	(o)	Matterhorn Telecom SA, 3.63%, 05/01/22(h)	1,499,559
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(h)	921,375
425,000	(j)	Prague CE S.a.r.l, 10.00% Cash or 10.00% payment-in-kind interest, 10.00%, 12/15/22(h)(l)	523,223
275,000	(j)	SES SA, (5 yr. Euro Swap + 4.660%), 4.63%, 01/02/67(h)(k)	348,689
2,150,000	(j)	SES SA, (5 yr. Euro Swap + 5.400%), 5.63%, 01/29/67(h)(k)	2,802,329
1,625,000	(j)	SIG Combibloc Holdings SCA, 7.75%, 02/15/23(h)	2,040,841
925,000	(j)	Swissport Financing Sarl, 6.75%, 12/15/21(h)	1,157,025
Principal
Amount			Value
LUXEMBOURG (continued)
$800,000	(j)	Swissport Financing Sarl, 9.75%, 12/15/22(h)	$1,032,496
1,000,000	(j)	Takko Luxembourg 2 SCA, 5.38%, 11/15/23(h)	1,151,203
175,000	(j)	Telecom Italia Finance SA, 7.75%, 01/24/33	317,193
125,000	(j)	Telecom Italia Finance SA, 7.75%, 01/24/33.	226,566
900,000		Ultrapar International SA, 5.25%, 10/06/26(h)	891,990
1,000,000		VM Holding SA, 5.38%, 05/04/27(h)	1,002,500
			29,063,761
NETHERLANDS — 0.2%
400,000	(j)	ATF Netherlands BV, (5 yr. Euro Swap + 4.380%), 3.75%, 01/20/67(h)(k)	500,104
175,000	(j)	Digi Communications NV, 5.00%, 10/15/23(h)	223,067
775,000	(j)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 5.38%, 05/01/23(h)	956,946
950,000		Embraer Netherlands Finance BV, 5.05%, 06/15/25	992,750
700,000	(j)	NE Property Cooperatief UA, 3.75%, 02/26/21(h)	896,188
125,000	(j)	OCI NV, 5.00%, 04/15/23(h)	153,654
250,000		Petrobras Global Finance BV, 6.13%, 01/17/22	263,949
500,000		Petrobras Global Finance BV, 7.38%, 01/17/27	536,250
925,000		Petrobras Global Finance BV, 6.88%, 01/20/40	889,156
850,000	(j)	Teva Pharmaceutical Finance Netherlands II BV, 0.38%, 07/25/20(h)	996,243
2,000,000		VimpelCom Holdings BV, 3.95%, 06/16/21(h)	1,915,000
750,000	(j)	Volkswagen International Finance NV, (10 yr. Euro Swap + 0.034%), 5.13%, 09/04/66(h)(k)	1,036,081
400,000	(j)	Volkswagen International Finance NV, (7 yr. Euro Swap + 2.530%), 3.75%, 03/24/67(h)(k)	513,775
1,350,000	(j)	Ziggo Secured Finance BV, 4.25%, 01/15/27(h)	1,662,039
			11,535,202

38

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount			Value
NORWAY — 0.0%
$1,000,000	(d)	B2holding ASA, (3 Mo. LIBOR US + 4.250%), 4.25%, 11/14/22(h)(i)	$1,198,541
SLOVENIA — 0.0%
675,000	(j)	United Group BV, (3 mo. EURIBOR + 4.380%), 4.38%, 07/01/23(h)(i)	818,186
SPAIN — 0.1%
675,000	(j)	Grupo-Antolin Irausa SA, 3.38%, 04/30/26(h)	799,641
800,000	(j)	Ibercaja Banco SA, (5 yr. Euro Swap + 4.550%), 5.00%, 07/28/25(h)(k)	1,014,382
725,000	(j)	Masaria Investments SAU, 5.00%, 09/15/24(h)	882,075
525,000	(j)	Masaria Investments SAU, (3 mo. EURIBOR + 0.053%), 5.25%, 09/15/24(h)(i)	638,357
1,000,000	(j)	Naviera Armas SA, (3 mo. EURIBOR + 0.065%), 6.50%, 07/31/23(h)(i)	1,272,809
800,000	(j)	Naviera Armas SA, (3 mo. EURIBOR + 0.043%), 4.25%, 11/15/24(h)(i)	979,362
			5,586,626
SWEDEN — 0.2%
1,650,000	(j)	Akelius Residential Property AB, (5 yr. Euro Swap + 0.035%), 3.88%, 10/05/78(h)	2,017,444
1,650,000	(d)	Corral Petroleum Holdings AB, 11.75% cash or 13.25% payment-in-kind interest, 11.75%, 05/15/21(h)(l)	2,133,389
775,000	(d)	Fastighets AB Balder, (5 yr. Euro Swap + 2.900%), 3.00%, 03/07/78(h)(k)	916,563
550,000	(d)	Intrum Justitia AB, 2.75%, 07/15/22(h)	657,614
400,000	(j)	Ovako AB, 5.00%, 10/05/22	495,016
17,000,000	(j)	Recipharm AB., Cnv, 2.75%, 10/06/21(h)	1,890,906
			8,110,932
TURKEY — 0.0%
1,100,000		Turk Telekomunikasyon AS, 4.88%, 06/19/24(h)	1,062,191
1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(h)	1,295,988
			2,358,179
Principal Amount			Value
UNITED KINGDOM — 0.4%
$850,000	(d)	Algeco Global Finance Plc, 6.50%, 02/15/23(h)	$1,052,120
1,250,000	(j)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(h)	1,806,862
1,000,000	(j)	Cognita Financing Plc, 7.75%, 08/15/21(h)	1,421,452
350,000	(j)	Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(h)	522,805
450,000	(j)	Drax Finco Plc, (3 mo. LIBOR GBP + 0.040%), 4.52%, 05/01/22(h)(i)	624,940
1,075,000	(d)	International Game Technology Plc, 4.75%, 02/15/23(h)	1,424,272
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(g)	1,372,663
1,350,000	(j)	Jerrold Finco Plc, 6.25%, 09/15/21(h)	1,908,738
840,000	(j)	Kirs Midco 3 Plc, 8.38%, 07/15/23(h)	1,206,671
550,000	(j)	Matalan Finance Plc, 6.75%, 01/31/23(h)	701,158
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(g)(n)	62,999
1,250,000	(j)	Perform Group Financing Plc, 8.50%, 11/15/20(h)	1,758,832
525,000	(j)	Pinewood Finco Plc, 3.75%, 12/01/23(h)	730,738
1,100,000	(d)	TA Manufacturing Ltd., 3.63%, 04/15/23(h)	1,351,571
1,355,000	(j)	TalkTalk Telecom Group Plc, 5.38%, 01/15/22(h)	1,879,431
450,000	(d)	Titan Global Finance Plc, 3.50%, 06/17/21(h)	571,068
500,000	(d)	Titan Global Finance Plc, 2.38%, 11/16/24(h)	590,093
1,475,000	(d)	Travelex Financing Plc, 8.00%, 05/15/22(h)	1,782,882
950,000		Vedanta Resources Plc, 6.38%, 07/30/22(h)	955,890
			21,725,185
UNITED STATES — 4.2%
10,000,000		Akamai Technologies, Inc., Cnv., 1.36%, 02/15/19(m)	10,204,840
1,425,000	(d)	Alliance Data Systems Corp., 4.50%, 03/15/22(h)	1,773,306
775,000	(d)	Alliance Data Systems Corp., 5.25%, 11/15/23(h)	973,418
4,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	3,969,985
74,649		Ambac Assurance Corp., 5.10%, 06/07/20(g)	98,910

39

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$1,125,000		Belo Corp., 7.75%, 06/01/27	$1,226,250
4,010,000		Blackstone Mortgage Trust, Inc., Cnv. REIT, 4.38%, 05/05/22	3,920,140
15,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20	14,062,500
450,000		Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	463,931
5,000,000		Cornerstone OnDemand, Inc., Cnv., 1.50%, 07/01/18	4,990,000
7,500,000		DISH Network Corp., Cnv., 2.38%, 03/15/24	6,471,458
150,000		Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 01/30/26(g)	150,749
13,000,000		Finisar Corp., Cnv, 0.50%, 12/15/36	11,699,116
775,000	(d)	Huntsman International LLC, 5.13%, 04/15/21	1,036,674
16,426,000		Huron Consulting Group, Inc., Cnv., 1.25%, 10/01/19(b)	15,431,077
700,000	(d)	Levi Strauss & Co., 3.38%, 03/15/27	865,395
21,273,309		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(b)	14,146,750
700,000		Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(g)	716,625
10,000,000		Lstar 18-1 Securities Financing, 0.12%, 04/01/21(b)	9,965,000
900,000		MPH Acquisition Holdings LLC, 7.13%, 06/01/24(g)	918,000
500,000	(d)	MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	617,639
650,000	(d)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	857,274
8,000,000		Nuance Communications, Inc., Cnv., 1.50%, 11/01/35	7,972,232
14,000,000		Nuance Communications, Inc., Cnv., 1.00%, 12/15/35	13,037,458
375,000	(d)	Quintiles IMS, Inc, 3.50%, 10/15/24(h)	468,488
625,000	(d)	Quintiles IMS, Inc., 3.25%, 03/15/25(h)	766,078
325,000	(d)	Silgan Holdings, Inc., 3.25%, 03/15/25	400,730
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(g)	3,454,413
7,000,000		Starwood Property Trust, Inc., Cnv. REIT, 4.38%, 04/01/23	7,007,231
Principal Amount			Value
UNITED STATES (continued)
$200,000	(d)	Superior Industries International, Inc., 6.00%, 06/15/25(h)	$239,104
5,000,000		Twitter, Inc., Cnv, 1.00%, 09/15/21	4,691,610
59,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	56,468,841
8,000,000		VEREIT, Inc., Cnv., REIT, 3.00%, 08/01/18	7,990,401
15,000,000		Verint Systems, Inc., Cnv., 1.50%, 06/01/21(b)	14,525,985
42,119,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(b)(n)	0
21,131,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(b)(n)	0
9,840,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(b)(n)	0
3,000,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(b)(n)	0
8,000,000		Wright Medical Group, Inc., Cnv., 2.00%, 02/15/20	8,040,007
900,000		XPO Logistics, Inc., 6.13%, 09/01/23(g)	931,500
			230,553,115
Total Corporate Bonds (Cost $376,612,340)			366,867,688
GOVERNMENT BONDS — 3.2%
CANADA — 1.6%
115,700,000	(j)	Canadian Government Bond, 1.25%, 02/01/20	89,148,339
UNITED KINGDOM — 1.6%
63,000,000	(j)	United Kingdom Gilt, 1.25%, 07/22/18(h)	86,873,164
Total Government Bonds (Cost $179,383,568)			176,021,503
ASSET-BACKED SECURITIES — 14.0%
CAYMAN ISLANDS — 6.2%
Collateralized Loan Obligations — 4.6%
11,750,000		Adams Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 0.057%), 8.04%, 07/15/26(b)(g)(i)	$11,075,951
7,500,000		Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 13.84%, 07/15/26(b)(g)(p)	2,759,325

40

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 0.050%), 6.94%, 05/26/28(g)(i)	$1,001,210
750,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class E1, (3 mo. LIBOR US + 0.067%), 8.61%, 05/26/28(g)(i)	750,410
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class E2, (3 mo. LIBOR US + 0.073%), 9.19%, 05/26/28(g)(i)	1,001,278
5,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class ER, (3 mo. LIBOR US + 0.064%), 8.70%, 07/15/30(g)(i)	5,559,742
4,940,000	Anchorage Capital CLO Ltd., Series 2016-8A, Class E, (3 mo. LIBOR US + 0.065%), 8.86%, 07/28/28(g)(i)	4,953,144
1,000,000	Anchorage Capital CLO Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 0.073%), 9.60%, 01/15/29(g)(i)	1,015,484
500,000	Annisa CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 0.073%), 9.61%, 07/20/28(g)(i)	502,405
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 0.057%), 8.06%, 04/20/31(b)(g)	989,800
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, (3 mo. LIBOR US + 0.052%), 7.56%, 07/22/26(g)(i)	4,995,049
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, (3 mo. LIBOR US + 0.056%), 7.95%, 01/16/27(g)(i)	2,502,891
2,000,000	Apidos CLO XX, Series 2015-20A, Class E, (3 mo. LIBOR US + 0.066%), 8.90%, 01/16/27(g)(i)	1,997,143
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 0.060%), 8.36%, 10/20/27(g)(i)	1,004,841
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 0.060%), 8.30%, 01/15/27(g)(i)	2,539,053
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$5,250,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 0.062%), 8.25%, 12/05/25(g)(i)	$5,283,474
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 0.073%), 9.61%, 07/18/28(g)(i)	3,559,988
7,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 0.062%), 8.50%, 10/15/30(g)(i)	7,071,852
2,500,000	Babson CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.066%), 8.91%, 04/23/27(g)(i)	2,506,358
1,000,000	Babson CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 0.069%), 9.26%, 07/20/28(g)(i)	1,003,207
2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, (3 mo. LIBOR US + 0.039%), 6.25%, 07/15/28(g)(i)	2,003,398
2,750,000	Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 0.067%), 9.03%, 07/20/28(g)(i)	2,757,401
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, (3 mo. LIBOR US + 0.035%), 5.80%, 07/15/26(g)(i)	1,000,627
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, (3 mo. LIBOR US + 0.053%), 7.28%, 11/30/26(g)(i)	1,249,902
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 0.038%), 6.09%, 04/13/27(g)(i)	1,002,313
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 0.055%), 7.79%, 04/13/27(g)(i)	1,499,708
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, (3 mo. LIBOR US + 0.041%), 6.41%, 01/20/27(g)(i)	1,000,078
1,000,000	BlueMountain CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 0.070%), 8.88%, 08/20/28(g)(i)	1,004,924
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.069%), 9.21%, 10/20/29(g)(i)	1,006,257

41

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$2,000,000	Canyon Capital CLO Ltd., Series 2012-1A, Class DR, (3 mo. LIBOR US + 0.041%), 6.45%, 01/15/26(g)(i)	$2,003,309
1,000,000	Canyon Capital CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.075%), 9.85%, 04/15/28(g)(i)	1,005,042
1,000,000	Canyon Capital CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 0.068%), 9.10%, 10/15/28(g)(i)	1,002,689
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 0.053%), 7.66%, 04/20/27(g)(i)	1,499,290
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class D, (3 mo. LIBOR US + 0.053%), 7.67%, 04/27/27(g)(i)	999,585
2,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class D, (3 mo. LIBOR US + 0.057%), 8.06%, 07/28/28(g)(i)	2,502,797
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, (3 mo. LIBOR US + 0.061%), 8.46%, 10/20/27(g)(i)	1,004,591
1,784,024	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 0.085%), 10.86%, 10/20/27(b)(g)(i)	1,733,871
750,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 0.076%), 9.96%, 04/20/27(g)(i)	762,730
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 0.070%), 9.36%, 10/20/29(g)(i)	1,007,192
5,462,500	Cedar Funding VII CLO Ltd., Series 2018-7A, Class E, (3 mo. LIBOR US + 0.046%), 6.58%, 01/20/31(g)(i)	5,381,718
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(b)(g)(p)	9,645,460
2,553,125	Cedar Funding VII CLO Ltd.,Series 2018-7A, Class F, (3 mo. LIBOR US + 0.069%), 8.93%, 01/20/31(g)(i)	2,450,265
1,000,000	Cole Park CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 0.061%), 8.46%, 10/20/28(g)(i)	1,001,248
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 0.050%), 7.35%, 04/15/27(b)(g)(i)	$21,195,710
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.96%, 04/15/27(b)(g)(p)	14,976,678
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, (3 mo. LIBOR US + 0.065%), 8.86%, 07/20/27(b)(g)(i)	7,515,270
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.17%, 07/20/27(b)(g)(p)	4,469,224
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.078%), 10.11%, 04/20/28(g)(i)	1,017,967
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 0.037%), 6.01%, 04/22/29(g)(i)	627,673
1,000,000	Neuberger Berman CLO XVIII Ltd, Series 2014-18A, Class CR, (3 mo. LIBOR US + 0.043%), 6.08%, 11/14/27(g)(i)	1,005,394
1,000,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class DR, (3 mo. LIBOR US + 0.024%), 4.75%, 01/15/28(g)(i)	998,925
3,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 0.050%), 7.35%, 01/15/28(g)(i)	3,206,526
1,000,000	Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, (3 mo. LIBOR US + 0.068%), 9.10%, 10/17/27(g)(i)	1,006,060
1,250,000	Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (3 mo. LIBOR US + 0.066%), 8.93%, 10/17/27(g)(i)	1,256,611
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 0.061%), 8.43%, 10/15/29(g)(i)	1,015,569
16,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 0.067%), 9.01%, 10/23/30(g)(i)	16,371,515
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 1.31%, 10/23/30(g)(p)	4,500,000
6,750,000	Romark WM-R Ltd., Series 2017-1A, 7.01%, 04/20/31	6,378,313

42

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$7,500,000	Romark WM-R Ltd., Series 2017-1A, 9.85%, 04/20/31	$7,145,254
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, (3 mo. LIBOR US + 6.220%), 8.57%, 04/20/29(g)(i)	1,256,126
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 0.055%), 7.86%, 07/20/27(g)(i)	983,441
5,000,000	Sound Point CLO X Ltd., Series 2015-3A, Class E, (3 mo. LIBOR US + 0.068%), 9.11%, 01/20/28(g)(i)	5,021,381
3,200,000	Sound Point CLO XI Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.070%), 9.31%, 07/20/28(g)(i)	3,232,832
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 0.064%), 8.76%, 10/20/28(g)(i)	1,995,070
1,750,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 0.067%), 9.01%, 01/23/29(g)(i)	1,770,692
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, (3 mo. LIBOR US + 0.051%), 7.40%, 10/17/26(g)(i)	1,500,238
1,000,000	Symphony CLO XVI Ltd., Series 2015-16A, Class E, (3 mo. LIBOR US + 0.055%), 7.80%, 07/15/28(g)(i)	995,602
1,000,000	TCI-Symphony CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 0.065%), 8.80%, 07/15/30(g)(i)	1,016,751
1,740,000	THL Credit Wind River CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 0.056%), 7.91%, 07/20/27(g)(i)	1,735,834
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 0.045%), 6.86%, 07/20/28(g)(i)	1,263,864
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 0.070%), 9.31%, 07/19/28(g)(i)	1,534,657
1,000,000	Voya CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 0.069%), 9.21%, 10/18/27(g)(i)	1,008,730
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$21,591,392	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 0.21%, 04/20/26(b)(g)(p)	$11,199,661
4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 0.041%), 6.41%, 01/20/27(g)(i)	4,256,660
2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 0.061%), 8.46%, 01/20/27(g)(i)	2,654,455
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 0.044%), 6.71%, 07/20/28(g)(i)	1,015,262
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.072%), 9.56%, 07/20/28(g)(i)	1,015,921
1,500,000	York CLO-1 Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 0.055%), 7.81%, 01/22/27(g)(i)	1,501,530
1,750,000	York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 0.057%), 8.01%, 01/22/31(g)(i)	1,721,214
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 0.064%), 8.76%, 10/20/29(g)(i)	4,518,977
1,647,750	York CLO-3 Ltd., Series 2016-1A, Class FR, (3 mo. LIBOR US + 0.073%), 9.61%, 10/20/29(g)(i)	1,527,942
5,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 2.25%, 10/20/29(b)(g)(p)	4,112,634
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 0.069%), 9.30%, 01/20/30(g)(i)	1,031,531
		257,154,694
Other Asset-Backed Securities — 1.6%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DRR, (3 mo. LIBOR US + 0.055%), 7.17%, 07/15/26(g)(i)	2,801,801
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 0.071%), 9.49%, 10/15/28(g)(i)	1,019,925

43

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 0.054%), 7.70%, 07/15/27(g)(i)	$2,000,054
1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class C1, (3 mo. LIBOR US + 0.042%), 6.50%, 01/15/28(g)(i)	1,103,574
1,000,000	ALM Loan Funding Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 0.076%), 9.95%, 07/15/27(g)(i)	1,004,625
1,000,000	Atrium VIII, Series 8A, Class DR, (3 mo. LIBOR US + 0.040%), 6.36%, 10/23/24(g)(i)	1,006,159
1,750,000	Atrium VIII, Series 8A, Class ER, (3 mo. LIBOR US + 0.073%), 9.61%, 10/23/24(g)(i)	1,767,647
5,000,000	Atrium VIII, Series 8A, Class SUB, 8.70%, 10/23/24(b)(g)(p)	3,672,400
5,000,000	Atrium XI, Series 11A, Class E, (3 mo. LIBOR US + 0.051%), 7.46%, 10/23/25(g)(i)	4,993,721
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 0.053%), 7.61%, 04/22/27(g)(i)	1,946,436
6,000,500	Atrium XIII, Series 13A, Class E, (3 mo. LIBOR US + 0.061%), 8.41%, 11/21/30(g)(i)	6,090,508
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(b)(g)(p)	11,967,973
2,500,000	CIFC Funding Ltd., Series 2014-2A, Class B1L, (3 mo. LIBOR US + 0.035%), 5.44%, 05/24/26(g)(i)	2,499,743
1,000,000	CIFC Funding Ltd., Series 2014-5A, Class E2, (3 mo. LIBOR US + 0.063%), 8.60%, 01/17/27(g)(i)	1,001,071
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.068%), 9.11%, 10/21/28(g)(i)	3,280,995
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class ER, (3 mo. LIBOR US + 0.057%), 8.01%, 07/20/28(b)(g)	1,000,000
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class DR, (3 mo. LIBOR US + 0.034%), 5.75%, 10/15/26(g)(i)	1,000,000
1,000,000	Dryden Senior Loan Fund, Series 2016-43A, Class E, (3 mo. LIBOR US + 0.073%), 9.61%, 07/20/29(g)(i)	1,017,282
Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$962,500	Highbridge Loan Management Ltd., Series 2015-5A, Class E, (3 mo. LIBOR US + 0.054%), 7.71%, 01/29/26(g)(i)	$963,312
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class DR, (3 mo. LIBOR US + 0.051%), 6.94%, 02/05/31(g)(i)	994,698
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class DR, (3 mo. LIBOR US + 0.024%), 4.70%, 03/15/27(g)(i)	997,359
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class ER, (3 mo. LIBOR US + 0.050%), 7.30%, 03/15/27(g)(i)	997,000
1,750,000	Highbridge Loan Management Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 0.065%), 8.24%, 01/20/28(g)(i)	1,756,714
500,000	Highbridge Loan Management Ltd., Series 2016-8A, Class D, (3 mo. LIBOR US + 0.049%), 7.21%, 04/20/27(g)(i)	501,993
1,000,000	Highbridge Loan Management Ltd., Series 2016-8A, Class E, (3 mo. LIBOR US + 0.079%), 10.26%, 04/20/27(g)(i)	1,005,012
1,000,000	Highbridge Loan Management Ltd., Series 2016-9A, Class D2, (3 mo. LIBOR US + 0.065%), 8.81%, 07/19/27(g)(i)	1,001,216
1,000,000	LCM Ltd. Partnership XVII LP, Series 17A, Class D, (3 mo. LIBOR US + 0.035%), 5.85%, 10/15/26(g)(i)	1,000,567
1,500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class D, (3 mo. LIBOR US + 0.038%), 6.16%, 04/20/27(g)(i)	1,500,000
1,000,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, (3 mo. LIBOR US + 0.054%), 7.71%, 04/20/27(g)(i)	1,000,000
750,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 5.00%, 04/20/31(b)(g)(m)	417,674
1,350,000	LCM Ltd. Partnership XXI LP, Series 21A, Class D, (3 mo. LIBOR US + 0.051%), 7.46%, 04/20/28(g)(i)	1,372,577
750,000	LCM XX LLC, Series 20A, Class E, (3 mo. LIBOR US + 0.061%), 8.46%, 10/20/27(g)(i)	759,643

44

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 0.055%), 7.86%, 04/20/26(g)(i)	$1,998,617
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class E, (3 mo. LIBOR US + 0.074%), 9.77%, 04/27/27(g)(i)	1,013,808
1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, (3 mo. LIBOR US + 0.042%), 6.56%, 01/23/27(g)(i)	1,003,295
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 0.050%), 7.30%, 04/15/27(g)(i)	1,004,168
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.079%), 10.20%, 04/15/27(g)(i)	2,011,931
2,500,000	Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 0.071%), 9.45%, 07/15/27(g)(i)	2,510,561
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 0.037%), 5.48%, 11/14/26(g)(i)	1,102,421
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 0.066%), 8.43%, 11/14/26(g)(i)	1,008,294
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, (3 mo. LIBOR US + 0.067%), 9.06%, 10/20/28(g)(i)	1,385,877
2,250,000	OZLM Funding II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 0.073%), 9.66%, 10/30/27(g)(i)	2,266,402
3,750,000	OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 0.036%), 5.91%, 01/20/27(g)(i)	3,752,761
1,000,000	OZLM XI Ltd., Series 2015-11A, Class CR, (3 mo. LIBOR US + 0.036%), 5.96%, 10/30/30(g)(i)	1,007,935
1,200,000	OZLM XIV Ltd., Series 2015-14A, Class C, (3 mo. LIBOR US + 0.044%), 6.70%, 01/15/29(g)(i)	1,200,086
1,500,000	OZLM XIV Ltd., Series 2015-14A, Class D, (3 mo. LIBOR US + 0.064%), 8.70%, 01/15/29(g)(i)	1,504,036
Principal Amount			Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,000,000		OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 0.072%), 9.51%, 01/20/29(g)(i)	$1,021,709
			87,233,580
			344,388,274
NETHERLANDS — 0.1%
Collateralized Loan Obligations — 0.1%
5,000,000	(j)	Accunia European CLO I BV, Series 1A, Class C, (3 mo. EURIBOR + 0.032%), 3.20%, 07/15/29(g)(i)	6,097,058
UNITED STATES — 7.7%
Collateralized Loan Obligations — 0.5%
8,588		Sound Point CLO XX Ltd., 0.00%,(b)(g)	8,588,092
1,000,000		Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 0.059%), 8.21%, 04/20/29(g)(i)	1,009,867
13,750		THL Credit Wind River CLO Ltd., 10.15%,(b)(g)	13,750,000
4,000		York V CLO Ltd., 0.00%,(b)(g)	4,000,000
			27,347,959
Other Asset-Backed Securities — 7.2%
5,887,522		Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(b)(g)	5,887,522
1,477,110		Ajax Mortgage Loan Trust, Series 2017-D, Class B, 25.60%, 12/25/57(b)(g)(p)	909,752
4,459,706		Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(g)	4,459,706
1,120,293		Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(g)	668,383
13,174,606		Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 2.14%, 05/25/35(i)	12,423,264
4,787,141		Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 2.36%, 01/25/36(i)	2,703,431
6,380,000		Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 2.32%, 01/25/36(i)	4,265,902

45

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,000,000	Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(p)	$3,684,159
13,041,677	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 0.500%), 2.57%, 05/28/39(g)(i)	12,144,650
2,879,678	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 0.650%), 2.87%, 05/28/39(b)(g)(i)	1,899,240
4,849,958	Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 2.88%, 02/28/40(b)(g)(i)	4,631,710
5,336,601	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 2.81%, 12/28/40(g)(i)	5,014,483
3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, (1 mo. LIBOR US + 0.420%), 2.32%, 02/25/36(i)	2,979,914
2,110,900	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.55%, 12/25/35(i)	2,085,777
3,088,068	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 2.25%, 03/25/36(i)	767,341
3,088,068	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 2.25%, 03/25/36(i)	767,341
6,586,819	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 2.04%, 12/25/36(i)	6,862,317
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.07%, 01/25/36(g)(i)	7,793,514
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/01/30(p)	1,432,502
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/01/30(p)	$1,431,910
6,017,424	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/01/30(p)	2,571,253
6,752,232	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, (1 mo. LIBOR US + 0.150%), 2.05%, 07/25/36(i)	6,503,122
9,868,273	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.06%, 10/25/36(i)	6,793,518
7,052,888	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 2.15%, 10/25/36(i)	4,895,867
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 2.32%, 02/25/37(i)	3,663,738
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.12%, 10/25/36(i)	8,523,759
11,413,625	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(p)	5,984,391
14,252,051	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32.	7,055,724
3,654,955	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(p)	3,683,210
2,811,071	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(p)	2,663,563
4,201,531	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(p)	3,223,372
3,235,039	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(p)	2,403,121
4,701,247	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 4.45%, 05/01/36	4,648,507

46

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,049,102	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.06%, 09/25/46(i)	$1,031,382
13,927,763	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 2.28%, 05/25/37(i)	13,363,685
1,312,149	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/01/35	1,564,331
2,037,664	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.20%, 12/15/33(g)(i)	1,886,773
1,662,757	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 2.14%, 02/15/30(g)(i)	1,536,002
1,522,812	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.09%, 05/15/35(g)(i)	1,398,762
2,382,894	Countrywide Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.14%, 12/15/35(b)(g)(i)	2,242,825
2,180,000	Finance of America Structured Securities Trust, Series 2017-HB1, Class M5, 6.00%, 11/25/27(b)(g)(p)	2,119,963
5,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 2.26%, 03/25/36(i)	3,481,082
10,525,661	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 2.15%, 07/25/36(i)	5,527,600
5,326,657	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.30%, 01/25/36(i)	3,214,409
5,093,864	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 2.05%, 03/25/37(i)	3,338,830
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,154,374	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.005%), 2.40%, 02/25/36(i)	$1,948,962
1,417,636	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.210%), 2.21%, 11/25/36(i)	1,446,003
2,888,094	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/01/29(p)	2,841,665
2,959,954	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/01/30(p)	3,051,015
7,852,699	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/01/31(p)	6,963,170
582,642	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/01/46(p)	404,163
6,596,320	GSAMP Trust, Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 2.02%, 09/25/36(i)	3,246,267
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.05%, 05/25/37(i)	3,585,852
6,022,602	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.89%, 12/01/36	3,327,624
2,892,544	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.03%, 09/01/37(g)	2,806,503
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, (1 mo. LIBOR US + 0.270%), 2.17%, 05/25/36(i)	3,812,730
396,467	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 1.99%, 06/25/37(g)(i)	276,365
12,015,020	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.20%, 06/25/37(g)(i)	8,605,716
8,159,037	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A2, (1 mo. LIBOR US + 0.200%), 2.10%, 06/25/37(g)(i)	5,967,812
1,242,156	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.01%, 11/25/36(i)	659,036

47

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$17,133,944	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.06%, 11/25/36(i)	$9,160,966
3,367,724	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.12%, 11/25/36(i)	1,793,168
8,933,505	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 2.09%, 03/25/46(i)	4,250,323
6,423,069	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.06%, 10/25/36(i)	2,872,507
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 0.033%), 5.15%, 03/25/32(i)	4,093,836
4,596,461	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 2.22%, 03/25/36(i)	963,906
3,394,925	Merit Securities Corp., Series 13, Class M2, STEP, 7.94%, 12/01/33	2,639,356
10,990,472	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 2.15%, 10/25/37(i)	3,699,253
1,556,497	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 2.14%, 06/25/36(i)	1,092,303
7,964,867	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.03%, 11/25/36(i)	5,065,940
8,261,368	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, (1 mo. LIBOR US + 0.140%), 2.04%, 05/25/37(i)	6,311,387
6,215,092	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 2.26%, 02/25/36(i)	4,675,747
5,494,764	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/01/36	2,624,659
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,192,189	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.30%, 10/25/36(g)(i)	$2,841,490
2,772,472	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/01/27	2,733,011
10,788,886	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/01/30(p)	5,964,391
8,663,002	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/01/31(p)	2,472,395
6,010,273	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/01/31(p)	1,910,605
6,868,034	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/01/31(p)	2,440,400
918,074	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/01/22(p)	751,014
3,842,206	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/01/32(p)	3,301,509
1,448,893	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/01/32(p)	1,571,189
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(g)	2,005,660
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(g)	4,010,803
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(g)	15,296,868
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(b)(g)	3,045,722
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(g)	10,123,984
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(g)	4,146,806
3,948,333	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/01/37	3,889,662
3,189,940	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(g)	3,187,745

48

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 2.19%, 06/25/36(i)	$3,433,814
3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.006%), 2.48%, 11/25/35(i)	3,036,698
3,567,476	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 2.16%, 07/25/36(i)	3,791,264
5,280,663	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 2.22%, 09/25/36(i)	2,060,059
7,686,404	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 2.19%, 01/25/47(i)	4,457,027
8,473,213	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.09%, 11/25/36(i)	5,258,740
7,237,394	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2B, (1 mo. LIBOR US + 0.120%), 2.02%, 11/25/36(i)	3,076,404
3,327,415	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 2.17%, 02/25/37(i)	2,574,084
4,579,437	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 2.35%, 11/25/35(i)	2,504,730
4,909,487	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.750%), 2.40%, 07/25/35(i)	2,701,400
2,166,866	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 2.34%, 02/25/37(i)	1,212,490
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/01/47(g)(p)	2,688,531
1,033,823	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(g)	1,012,366
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,486,513	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.30%, 06/25/37(g)(i)	$4,646,375
		396,465,077
		423,813,036
Total Asset-Backed Securities (Cost $787,578,650)		774,298,368
NON-AGENCY MORTGAGE-BACKED SECURITIES — 8.3%
COLLATERALIZED MORTGAGE
OBLIGATIONS — 7.6%
1,239,936	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.68%, 07/01/35(p)	1,182,571
2,482,900	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.64%, 03/01/37(p)	2,210,636
5,451,483	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(g)	5,483,396
2,637,440	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.010%), 2.34%, 09/01/46(i)	2,358,118
2,401,896	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/01/37	2,117,461
11,484,882	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 6.03%, 07/07/57(g)(p)	3,360,736
4,500,000	Ari Investments LLC, 4.59%, 01/06/25(b)	4,500,000
2,674,384	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 2.30%, 01/25/37(i)	2,191,986
411,314	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.64%, 09/01/35(p)	404,504
973,601	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.67%, 02/01/36(p)	917,129
868,760	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.79%, 06/01/36(p)	847,753
2,466,874	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/01/37	2,264,474

49

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS
(continued)
$1,007,025	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.60%, 10/01/35(p)	$972,088
2,660,515	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.55%, 02/01/36(p)	2,631,702
664,734	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.59%, 08/01/35(p)	612,979
690,981	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.79%, 05/01/47(p)	664,247
2,543,316	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 2.34%, 04/25/36(i)	2,713,997
5,683,879	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 2.22%, 11/25/36(i)	5,843,419
2,966,354	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.18%, 08/25/36(i)	2,986,051
2,056,176	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 2.20%, 11/25/36(i)	1,978,451
5,828,234	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/01/37	4,802,740
2,431,570	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/01/45(g)(p)	2,305,840
2,616,575	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 0.014%), 3.30%, 08/25/35(i)	2,282,174
5,319,514	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/01/38	4,631,534
435,718	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.75%, 05/01/35(p)	443,409
392,045	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 3.87%, 06/01/36(p)	373,642
4,917,243	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/01/47(g)	4,037,700
645,706	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/01/35	613,216
1,593,450	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.20%, 08/25/35(i)	1,488,044
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS
(continued)
$4,382,790	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, (1 mo. LIBOR US + 0.350%), 2.25%, 09/25/35(i)	$4,081,995
9,467,491	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 0.055%), 3.60%, 11/25/35(i)	1,258,914
1,632,048	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.44%, 12/01/35(p)	1,493,316
148,200	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.010%), 2.38%, 12/01/35(i)	141,995
2,126,677	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 2.35%, 05/25/35(i)	1,909,197
1,242,136	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/01/35	1,091,005
4,133,279	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 2.25%, 05/25/36(i)	2,379,296
2,522,260	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/01/36	1,960,941
5,069,391	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/01/36	3,857,319
2,160,321	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/01/36	1,617,993
1,748,987	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 2.25%, 06/25/36(i)	1,134,669
1,748,987	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 0.072%), 5.25%, 06/25/36(i)	369,834
1,802,960	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/01/36	1,560,002
1,917,412	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 2.30%, 03/25/36(i)	1,168,240
5,385,855	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/01/36	4,181,600

50

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,016,051	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/01/37	$1,759,978
1,459,823	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/01/37	1,259,804
1,873,965	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/01/37	1,607,270
4,284,971	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/01/37	3,675,150
268,894	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/01/36	249,237
762,877	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 2.30%, 05/25/36(i)	659,366
4,382,700	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/01/36	3,180,468
3,735,593	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 0.015%), 2.32%, 11/01/46(i)	2,550,472
7,797,159	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.017%), 3.11%, 11/01/46(i)	6,697,080
4,066,721	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 2.09%, 11/25/46(i)	3,571,376
5,366,232	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.009%), 2.23%, 11/01/46(b)(g)(i)	4,676,427
3,816,682	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.120%), 2.02%, 12/25/46(i)	3,627,711
5,799,581	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.09%, 03/20/47(i)	4,888,206
1,394,994	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.11%, 05/25/36(i)	1,195,550
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,268,896	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 2.11%, 07/25/46(i)	$6,596,687
11,913,835	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.09%, 07/25/46(i)	11,104,079
6,809,530	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 2.13%, 03/25/36(i)	5,899,757
5,076,933	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 2.08%, 04/25/46(i)	4,272,257
2,872,290	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/01/37	2,235,843
2,893,097	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/01/37	2,308,666
1,458,511	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/01/37	1,183,535
5,423,949	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/01/37	3,845,735
5,313,308	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/01/37	4,037,332
1,413,717	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/01/37	1,048,141
1,129,184	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.74%, 11/01/36	923,114
13,570,978	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.008%), 2.22%, 03/01/47(i)	11,156,154
1,239,451	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 2.08%, 04/25/47(i)	159,748
324,489	Countrywide Alternative Loan Trust, Series 2007-OA8, Class 2A2, (1 mo. LIBOR US + 0.230%), 2.13%, 06/25/47(i)	22,144
3,438,244	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.14%, 08/25/47(i)	2,609,554

51

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,252,458	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/01/37	$1,801,021
2,817,696	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.30%, 01/01/36(p)	2,681,547
754,575	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/01/35	725,560
1,125,549	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.29%, 03/02/36(p)	1,115,602
12,672,085	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.010%), 2.34%, 04/01/46(i)	6,602,699
4,016,340	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.10%, 04/25/46(i)	3,659,714
1,232,235	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 2.32%, 07/25/36(g)(i)	1,138,708
2,662,425	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/01/38	2,233,814
86,017	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/01/21	80,547
3,358,909	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/01/36	3,100,627
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/01/37(g)	4,489,854
204,735	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.49%, 01/03/36(g)(p)	205,906
15,340,447	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 6.50%, 02/01/47(b)(g)	15,133,689
3,234,429	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/01/37(p)	1,571,228
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,073,533	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 5.24%, 04/01/37(g)(p)	$3,221,126
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 2.02%, 10/27/36(b)(g)(i)	5,051,649
2,263,773	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.05%, 03/27/36(g)(i)	2,209,345
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.05%, 03/27/36(g)(i)	7,617,678
56,714,600	Credit Suisse Mortgage Trust, Series 2017-1, 8.75%, 03/01/21(b)(g)	40,579,000
7,584,604	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 0.014%), 3.25%, 11/25/35(i)	3,038,424
135,683	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, (1 mo. LIBOR US + 0.140%), 2.04%, 08/25/37(i)	135,384
2,635,794	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.008%), 2.33%, 04/01/47(i)	2,459,988
2,510,380	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, (1 mo. LIBOR US + 0.130%), 2.03%, 08/25/47(i)	2,419,321
792,891	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.72%, 11/01/35(p)	768,047
5,346,018	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.25%, 01/25/35(g)(i)	5,021,760
1,952,523	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.25%, 01/25/36(g)(i)	1,684,033
657,139	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.75%, 01/01/35(p)	664,623
184,640	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/01/36	313,527
472,897	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/01/21	461,158

52

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$940,888	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.83%, 01/01/36(p)	$915,085
1,106,664	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/01/37	1,011,112
7,004,125	HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.13%, 05/19/47(i)	5,727,145
3,702,753	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.15%, 07/19/47(i)	3,214,445
1,290,397	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 3.41%, 04/01/37(p)	1,157,708
42,430,337	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.40%, 07/01/47(p)	1,697,213
5,728,364	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.95%, 01/01/37(p)	5,318,449
2,487,804	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 2.05%, 03/25/37(i)	2,869,723
3,181,501	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.99%, 10/01/37(p)	2,611,463
261,453	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/01/37	261,335
4,412,860	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 0.012%), 3.05%, 12/25/37(i)	4,377,451
3,825,304	MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.42%, 05/01/36(g)(p)	3,470,455
2,446,704	MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.31%, 08/25/37(b)(g)(p)	1,835,488
3,924,139	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.11%, 04/25/37(i)	3,279,423
2,444,679	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.74%, 05/01/36(p)	2,261,152
856,615	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/01/36.	713,346
8,204,468	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 2.69%, 05/26/37(g)	7,589,734
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,300,016	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 2.03%, 07/26/45(i)	$3,044,945
5,456,536	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/01/35(g)	3,939,497
2,348,197	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/01/35(g)	1,730,481
1,111,109	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/01/36	1,033,062
190,627	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/01/36	178,793
4,538,600	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.60%, 08/01/36(p)	3,792,987
11,356,300	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 18.61%, 07/01/56(g)(m)	889,758
19,321,666	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.16%, 07/01/56(g)(p)	1,824,426
2,599,853	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.55%, 05/01/35(p)	2,278,556
4,220,498	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.67%, 04/01/36(p)	3,761,755
4,683,583	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 2.09%, 05/25/46(i)	2,698,030
2,976,568	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 2.08%, 09/25/47(i)	2,817,497
4,614,770	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.25%, 06/25/35(g)(i)	4,158,463
1,596,099	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.79%, 04/01/37(p)	1,348,854
582,380	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.83%, 04/01/37(p)	487,746
2,012,574	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 0.013%), 4.02%, 06/25/47(i)	1,804,788

53

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,929,721	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 2.19%, 04/25/37(g)(i)	$3,743,121
1,620,284	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/01/35	1,492,812
4,879,182	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/01/36	2,110,784
123,439	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 3.39%, 12/01/35(p)	119,898
2,693,733	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, (Cost of Funds for the 11th District of San Franciso + 0.015%), 2.32%, 10/01/46(i)	2,598,151
1,646,207	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.18%, 07/01/37(p)	1,365,032
3,827,020	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.008%), 2.15%, 05/01/47(i)	3,643,585
2,112,517	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.010%), 2.34%, 08/01/46(i)	1,585,168
14,211,764	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 0.067%), 4.78%, 03/25/37(i)	1,794,215
514,928	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 3.66%, 04/01/36(p)	521,818
4,715,190	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 3.77%, 03/01/38(p)	4,106,116
		419,793,798
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
1,829,680	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 2.37%, 01/25/36(g)(i)	1,690,458
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 0.015%), 3.40%, 10/25/37(g)(i)	$4,928,341
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 0.015%), 3.40%, 12/25/37(g)(i)	7,508,408
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, (1 mo. LIBOR US + 0.032%), 5.05%, 08/13/27(g)(i)	2,021,751
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.440%), 4.34%, 08/13/27(g)(i)	4,465,067
460,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/01/48(p)	373,379
8,560,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.49%, 12/01/34(g)(p)	8,400,300
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 2.19%, 12/25/36(g)(i)	3,650,014
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.78%, 04/01/46(g)(p)	4,054,294
		37,092,012
Total Non-Agency Mortgage-Backed Securities (Cost $455,233,865)		456,885,810

Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
$3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 7.90%, 09/25/28(i)	$3,858,707
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 7.65%, 07/25/29(i)	7,213,758
11,500,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 5.45%, 07/25/29(g)(i)	12,574,262
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 6.75%, 10/25/29(i)	2,209,264

54

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$909,422	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 4.90%, 10/25/29(i)	$967,475
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 6.85%, 07/25/29(i)	5,305,560
1,373,953	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 11.90%, 07/25/29(i)	1,431,526
6,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class M2, 5.15%, 07/25/29(i)	6,494,335
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 5.05%, 07/25/30(i)	2,895,074
Total U.S. Government Sponsored Agency Mortgage-Backed Securities
(Cost $39,027,612)		42,949,961
U.S. GOVERNMENT AGENCIES — 27.3%
Federal Home Loan Bank — 27.3%
23,000,000	1.41%, 05/01/18(q)	23,000,000
263,800,000	1.68%, 05/04/18(q)	263,762,540
119,800,000	1.63%, 05/09/18(q)	119,754,716
130,000,000	1.64%, 05/10/18(q)	129,944,750
248,100,000	1.64%, 05/11/18(q)	247,982,897
100,700,000	1.63%, 05/14/18(q)	100,638,170
69,000,000	1.63%, 05/15/18(q)	68,954,391
123,000,000	1.65%, 05/16/18(q)	122,912,916
53,000,000	1.66%, 05/17/18(q)	52,959,932
96,000,000	1.67%, 05/18/18(q)	95,922,912
36,000,000	1.75%, 05/21/18(q)	35,966,016
65,000,000	1.70%, 05/23/18(q)	64,932,465
14,700,000	1.67%, 05/24/18(q)	14,684,036
50,000,000	1.73%, 06/26/18(q)	49,865,450
3,000,000	1.65%, 08/03/18(q)	2,985,117
111,000,000	1.84%, 08/31/18(q)	110,285,271
Total U.S. Government Agencies (Cost $1,504,601,554)		1,504,551,579
U.S. GOVERNMENT SECURITIES — 1.7%
U.S. Treasury Bills — 1.7%
22,000,000	1.56%, 05/03/18(q)	21,998,092
27,000,000	1.62%, 05/17/18(q)	26,980,860
1,000,000	1.43%, 05/31/18(q)	998,619
Principal Amount			Value
U.S. Treasury Bills (continued)
$42,000,000		1.99%, 10/25/18(q)	$41,593,969
Total U.S. Government Securities (Cost $91,571,544)			91,571,540

Shares
CASH SWEEP — 3.9%
UNITED STATES — 3.9%
217,702,203		Citibank - US Dollars on Deposit in Custody Account,(r)	217,702,203
Total Cash Sweep (Cost $217,702,203)			217,702,203
TOTAL INVESTMENTS — 98.8% (Cost $5,406,883,463)			5,455,191,523
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%			63,926,964
NET ASSETS — 100.0%			$5,519,118,487

Units			Value
STRUCTURED OPTIONS — 0.8%
Equity Options — 0.8%
50,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 20%, Expires 08/17/18, Broker Societe Generale(Notional amount $50,000,000)(t)	$5,745,000
50,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 22%, Expires 08/24/18, Broker BNP Paribas SA(Notional amount $50,000,000)(u)	4,377,650
100,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 22.7%, Expires 01/09/19, Broker Societe Generale(Notional amount $100,000,000)(v)	1,350,000
2,987,842		Bloomberg Agriculture Index, One purchased call strike 50.00 Expires 08/24/18, Broker Goldman Sachs International(Notional amount $149,392,100)	4,263,776
327,225		Euro STOXX 50 Dividend Index Option, One purchased put strike 110.00 (Notional amount $36,000,000), Expires 12/20/19, Broker UBS AG	151,219

55

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Units		Value
Equity Options (continued)
660,000	Euro STOXX 50 Dividend Index Option, One purchased put strike 110.00 (Notional amount $73,000,000), Expires 12/20/19, Broker BNP Paribas SA.	$339,045
(15,000)	Euro STOXX 50 Dividend Index Option, One written put strike 2,650.00 (Notional amount $40,000,000), Expires 12/20/19, Broker BNP Paribas SA.	(1,393,496)
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, Broker Goldman Sachs International(Notional amount $15,000,000)	4,060,069
2,815	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, Broker JPMorgan Chase Bank N.A.(Notional amount $7,875,000)	1,899,746
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International(Notional amount $15,000,000)	3,549,646
18,230	Euro STOXX 50 Index, One purchased call strike 3,296.75 (Notional amount $60,000,000) One written put strike 3,296.75 (15,166 contracts) (Notional amount $50,000,000), Expires 09/20/18, Broker Credit Suisse International	3,441,723
15,042	Euro STOXX 50 Index, One purchased call strike 3,357.24 (Notional amount $50,500,000) One written put strike 2,991.6 (Notional amount $45,500,000) Expires 05/31/18, Broker Credit Suisse International	2,038,560
15,025	Euro STOXX 50 Index, One purchased call strike 3,361.00 (Notional amount $50,500,000) One written put strike 3,161.34 (Notional amount $47,500,000) Expires 06/15/18, Broker Credit Suisse International	2,030,013
Units		Value
Equity Options (continued)
34,331	Euro STOXX 50 Index, One purchased call strike 3,530.29 (Notional amount $121,198,386), One written put strike 3,320.57 (Notional amount $57,000,905), Expires 09/20/18, Broker Credit Suisse International	$1,600,023
27,618	Euro STOXX 50 Index, One purchased call strike 3,657.0787 (Notional amount $100,000,000), One written put strike 3,367.4091 (13,809 contracts) (Notional amount $50,000,000), Expires 12/20/19, Broker BNP Paribas SA(w)	537,452
(7,385)	Euro STOXX 50 Index, One written put strike 2,650.00 (Notional amount $19,570,250), Expires 12/20/19, Broker UBS AG	(683,778)
1,294,648	EURO STOXX Banks Index, One purchased call strike 3.97, (Notional amount $5,140,000) Expires 09/21/18, Broker Citigroup, Inc.	6,247,145
76,418	IBEX 35 Index, One purchased call strike 10,108.94 (Notional amount $750,000,000), One written call strike 10,207.08 (Notional amount $750,000,000), One written put strike 9,814.50 (Notional amount $50,000,000), Expires 08/16/18, Broker BNP Paribas SA	1,358,656
48,102	IBEX 35 Index, One purchased call strike 10,498.595 (Notional amount $505,000,000), One written call strike 10,914.381 (Notional amount $525,000,000), One written put strike 10,394.649 with a barrier level strike of 8,523.612 (9,620 contracts) (Notional amount $100,000,000), Expires 02/14/19, Broker Credit Suisse International(w)	(1,648,908)

56

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Units		Value
Equity Options (continued)
2,346,041	iShares MSCI Brazil Index, One purchased call strike 34.78 (Notional amount $80,000,000), One written call strike 37.51 (Notional amount $80,000,000), One written put strike 34.10 with a barrier level strike of 28.99 (586,510 contracts) (Notional amount $20,000,000), Expires on 05/18/18, Broker Barclays Bank Plc(w)	$6,287,390
32,335	OMX Stockholm 30 Index, One purchased call strike 1,546.334 (Notional amount $50,000,000), One written put strike 1,438.0906 (Notional amount $46,500,000), One purchase call strike 1,546.334 with a barrier level strike of 1,391.7006 (Notional amount $50,000,000), Expires 07/19/18, Broker Goldman Sachs International	1,635,894
126,032	OMX Stockholm 30 Index, One purchased call strike 1,602.764 (Notional amount $202,000,000), One written put strike 1,491.681 (63,016 contracts) (Notional amount $94,000,000) Expires 06/29/18, Broker Credit Suisse International(w)	1,418,323
30,733	OMX Stockholm 30 Index, One purchased call strike 1,626.89 (Notional amount $50,000,000), One written put strike 1,513.00 (Notional amount $50,000,000), One purchased put strike 1,626.89 with a barrier level strike of 1,464.20 (Notional amount $50,000,000), Expires 06/14/18, Broker BNP Paribas SA	1,431,916
Units		Value
Equity Options (continued)
53,085	S&P 500 Index, One purchased call strike 2853.91 (Notional amount $150,500,000), One written call strike 50.52 on Utilities Select Sector SPDR with a barrier level strike of 59.11 (2,969,121 contracts) (Notional amount $150,000,000), One purchased put strike 50.52 on Utilities Select Sector SPDR with a barrier level strike of 41.93 (2,969,121 contracts)(Notional amount $150,000,000), Expires 07/31/18, Broker Credit Suisse International(w)	$(772,800)
(1,000,000)	S&P 500 Index, One written call strike 16.10 (Notional amount $1,000,000), Expires 12/21/18, Broker Societe Generale(Notional amount $1,610,000)	(4,056,655)
		45,207,609
Foreign Currency Options — 0.0%
(50,000,000)	CHF/BRL foreign exchange rate, One written call strike 4.0000 (Notional amount CHF 50,000,000), One purchased call strike 3.3000 (Notional amount CHF 250,000,000), Expires 03/11/20, Broker JPMorgan Chase Bank N.A	(689,455)
Total Structured Options (Premiums paid $21,506,709)		$44,518,154

		Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS
Total Return Swaps
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 256.9172 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 8,301,876,729)		$7,624,274

57

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Total Return Swaps (continued)
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 259.663500 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 8,212,509,424)	$9,200,139
Total return swap with Barclays Capital, Inc. receiving total return of the Shiller Barclays CAPE US Sector ER USD Index over the initial equity level of 520.3363 and paying fixed interest rate of 0.45% at expiration date expiring 08/27/18 (Notional amount $247,794,032)	(14,380,547)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 03/25/19 (Notional amount EUR 100,000,000)(x)	7,447,803
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 07/30/18 (Notional amount EUR 100,000,000)(y)	(348,956)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 131.2557 and paying an amount if the price return is under the target spread of 131.2557 with quarterly payments until expiration date, expiring 10/08/18 (Notional amount EUR 17,100,000)(z)	(427,938)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 131.6220 and paying an amount if the price return is under the target spread of 131.6220 with quarterly payments until expiration date, expiring 02/27/19 (Notional amount EUR 40,651,000)(aa)	(3,239,642)
Unrealized Appreciation/ (Depreciation)
Total Return Swaps (continued)
Total return swap with Macquarie Bank Ltd. receiving total return of the Macquarie Custom Basket MQCP275 Index over the initial equity level of 329.9732 and paying fixed interest rate of 0.15% with monthly payments until expiration, expiring 02/15/19 (Notional amount $50,000,000)	$714,489
6,589,622
Variance Swaps
Conditional Variance swap with JPMorgan Chase Bank N.A. difference between Russell 2000 Index and S&P 500 Index over the volatility strike price of 1.25 with a condition that knockout level is between 70% and 115% at expiration date, expiring 6/21/19 (Vega notional amount $500,000)	0
Conditional Variance swap with JPMorgan Chase Bank N.A. difference between Russell 2000 Index and S&P 500 Index over the volatility strike price of 19 with a condition that knockout level is between 70% and 115% and under the volatility strike price of 17.55 with a condition that knockout level is expiring 6/21/19 (Vega notional amount $500,000)	(314,928)
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 334.9 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $800,000)	1,338,348
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 357.21 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $500,000)	822,459

58

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Barclays Capital, Inc. paying variance of Shiller Barclays CAPE US Sector Risk Controlled 10% USD Total Return Index (BXIIC10T) Index over the target volatility of 11 and receiving variance of the BXIIC10T Index under the target volatility of 11 at expiration date, expiring 03/01/19 (Vega notional amount $500,000)	$(277,273)
Variance swap with BNP Paribas based on receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.10 and paying an amount if the volatility of S&P/ASX 200 Index is under 14.85 at expiration date, expiring 12/20/18 (notional amount AUD 500,000)	179,443
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.75 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.30 at expiration date, expiring 06/20/19 (Vega notional amount AUD 750,000)	587,176
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 13.3675 and paying an amount if the volatility of S&P/ASX 200 Index is under 17.1175 at expiration date, expiring 12/20/18 (Vega notional amount $500,000)	617,551
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY Index foreign exchange rate is over 11.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 15.60 at expiration date, expiring 12/20/18 (Vega notional amount AUD 750,000)	563,533
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.05 at expiration date, expiring 06/21/18 (Vega notional amount AUD 1,000,000)	1,496,358
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.95 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.95 at expiration date, expiring 06/21/18 (Vega notional amount AUD 630,000)	$839,740
Variance swap with BNP Paribas receiving variance of the S&P 500 Index over the target volatility of 19.80 and paying variance of the S&P 500 Index under the target volatility of 19.80 at expiration date, expiring 12/20/19 (Vega notional amount $1,000,000)	(647,023)
Variance swap with BNP Paribas SA paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65 at expiration date, expiring 12/28/18 (Vega notional amount HKD 3,900,000)	1,736,914
Variance swap with BNP Paribas SA paying variance of the S&P/ASX 200 Index over the target volatility of 15.80 and receiving variance of the AUD/USD foreign exchange rate under the target volatility of 9.70 at expiration date, expiring 12/20/18 (Vega notional amount AUD 1,300,000)	2,259,647
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 5.50 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 under the target volatility of 5.50 at expiration date expiring 10/30/18 (Notional amount $1,000,000)	(1,129,675)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/10/19 (Vega notional amount $3,000,000)	(72,117)

59

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/29/18 (Vega notional amount $1,000,000)	$412,164
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/29/18 (Vega notional amount $1,000,000)	407,377
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.20 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.20 at expiration date, expiring 11/09/18 (Vega notional amount $3,000,000)	1,342,917
Variance swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of AUD/USD foreign exchange rate is over 15.8 and receiving an amount if the volatility of S&P/ASX 200 Index is under 15.8 at expiration date, expiring 06/20/19 (Vega notional amount AUD 1,000,000)	616,774
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	6,217,856
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Societe Generale paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65 at expiration date, expiring 12/28/18 (Vega notional amount HKD 3,899,275)	$1,776,732
Variance swap with Societe Generale paying variance of the S&P 500 Index over the target volatility of 20.00 and receiving variance of the S&P 500 Index under the target volatility of 20.00 at expiration date, expiring 12/20/19 (Vega notional amount $1,000,000)	(872,293)
Variance swap with Societe Generale receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 12.5 and paying an amount if the volatility of S&P 500 Index is under 17.6 at expiration date, expiring 12/21/18 (Vega notional amount AUD 660,000)	(1,224,457)
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.10 at expiration date, expiring 06/21/18 (Vega notional amount AUD 1,340,000)	2,194,001
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 16.00 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.00 at expiration date, expiring 06/21/19 (Vega notional amount $1,288,000)	231,714
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 16.20 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.20 at expiration date, expiring 06/21/18 (Vega notional amount AUD 660,000)	1,293,532

60

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance Swap with Societe Generale receiving an amount if the volatility of the Hang Seng China Enterprises Index (“HSCEI”) over the volatility strike price of 23.35 and paying an amount if the volatility of S&P 500 Index is under 18.35 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	$(310,000)
Variance Swap with Societe Generale receiving an amount if the volatility of the Korea KOSPI 200 Index over the volatility strike price of 19.90 and paying an amount if the volatility of Korea KOSPI 200 Index is under 19.90 at expiration date, expiring 12/13/18 (Vega notional amount KRW 812,250,000)	2,398,582
Variance Swap with Societe Generale receiving an amount if the volatility of the Nikkei 225 Index (“NKY”) over the volatility strike price of 22.05 and paying an amount if the volatility of S&P 500 Index is under 22.40 at expiration date, expiring 06/15/18 (Vega notional amount $500,000)	(185,000)
Variance Swap with Societe Generale receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index (“SPX”) over the volatility strike price of 4.2 with a condition that knockout level is between 65% and 115% of initial index level at expiration date expiring 12/21/18 (Vega notional amount $1,000,000)	550,000
Variance Swap with Societe Generale receiving variance of the S&P 500 Index over the initial equity level of 23.00 and paying variance of the NASDAQ 100 Index under the initial equity level of 29.50 at expiration date, expiring 06/15/18 (Vega notional amount $500,000)	437,232
Variance Swap with Societe Generale receiving variance of the S&P 500 Index over the initial equity level of 27.75 and paying variance of the NASDAQ 100 Index under the initial equity level of 21.50 at expiration date, expiring 06/21/19 (Vega notional amount $1,288,000)	339,957
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Societe Generale receiving variance of the S&P 500 Index over the target volatility of 19.00 and paying variance of the S&P 500 Index under the target volatility of 19.00 at expiration date, expiring 12/21/18 (Vega notional amount $1,000,000)	$718,696
Variance swap with Societe Generale receiving variance of the S&P 500 Index over the target volatility of 19.2 and paying variance of the S&P 500 Index under the target volatility of 19.2 at expiration date, expiring 12/21/18 (Vega notional amount $1,000,000)	846,517
Variance swap with UBS AG receiving an amount if the volatility of AUD/USD foreign exchange rate is over 9.375 and paying an amount if the volatility of S&P/ASX Index is under 15.35 at expiration date, expiring 12/20/18 (Vega notional amount $1,000,000)	814,585
Variance Swap with UBS AG receiving S&P 500 Index over the initial equity level of 17.70 and paying S&P 500 Index under the initial equity level of 17.70 at expiration date, expiring 12/21/18 (Vega notional amount $500,000)	(1,101,221)
Variance swap with UBS AG receiving variance of the Franklin Floating Rate Fund over the target volatility of 4.00 and paying variance of the Franklin Floating Rate Fund under the target volatility of 4.00 at expiration date, expiring 12/28/18 (Vega notional amount $62,500)	528,017
Variance Swap with UBS AG receiving variance of the Korean Stock Exchange Index over the initial equity level of 15.20 and paying variance of the S&P 500 Index under the initial equity level of 15.35 at expiration date, expiring 12/13/18 (Vega notional amount $750,000)	(2,141,696)
23,292,139

61

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Volatility Swaps
Volatility swap with Bank of America N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.45 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.45 at expiration date, expiring 05/10/18 (Vega notional amount $1,000,000)	$(619,230)
Volatility swap with Bank of America N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.60 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.60 at expiration date, expiring 05/11/18 (Vega notional amount $1,000,000)	(771,107)
Volatility swap with BNP Paribas SA based on the Russell 2000 Index receiving an amount if the final realized volatility is over the target strike price of 19.75 and paying an amount if the final realized volatility is under the target strike price of 19.75 at expiration date, expiring 12/21/18 (Notional amount $500,000)	(638,842)
Volatility swap with BNP Paribas SA based on the S&P 500 Index receiving an amount if the final realized volatility is over the target strike price of 17.00 and paying an amount if the final realized volatility is under the target strike price of 17.00 at expiration date, expiring 12/21/18 (Notional amount $500,000)	(217,631)
Volatility swap with BNP Paribas SA receiving an amount if the volatility of Russell 2000 Index is over 21.20 and paying an amount if the volatility of S&P 500 Index is under 19 at expiration date, expiring 12/21/18 (Notional amount $5,000,000)	(536,674)
Volatility swap with Citigroup, Inc., receiving an amount if the volatility of USD/CHF foreign exchange rate is over 7.65 and paying an amount if the volatility of USD/CHF foreign exchange rate is under 7.65 at expiration date, expiring 4/26/19 (Notional amount $1,000,000)	(252,560)
Unrealized Appreciation/ (Depreciation)
Volatility Swaps (continued)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.20 and paying an amount if the volatility of AUD/JPY foreign exchange rate is under 11.20 at expiration date, expiring 01/23/20 (Vega notional amount AUD 1,250,000)	$(96,012)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.32 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.32 at expiration date, expiring 05/10/18 (Vega notional amount $1,000,000)	(459,934)
Volatility swap with UBS AG receiving an amount if the volatility of AUD/USD foreign exchange rate is over 8.325 and paying an amount if the volatility of USD/CAD foreign exchange rate is under 7.125 at expiration date, expiring 01/09/19 (Vega notional amount $1,000,000)	(122,557)
(3,714,547)
$26,167,214

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $376,917,095 or 6.82% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (g) below) that amount to $154,998,694 or 2.81% of net assets.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $302,647, which is 0.00% of net assets.
(d)	Principal amount denoted in Euros.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Principal amount denoted in British Pounds.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $692,283,601, which is 12.53% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) above.
(h)	Security offered and sold outside of the United States, and

62

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (b) above.
(i)	Floating rate security. Rate shown is the rate in effect as of period end.
(j)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(m)	Zero coupon bond. The rate represents the yield at time of purchase.
(n)	Issuer filed for bankruptcy and/or is in default of interest payments.
(o)	Principal amount denoted in Swiss Francs.
(p)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(q)	The rate represents the annualized yield at time of purchase.
(r)	The rate shown represents the current yield as of April 30, 2018.
(s)	Number of units is not applicable to this derivative and therefore notional amount is disclosed.
(t)	The following table represents the individual positions underlying the basket structured options with Societe Generale, as of April 30, 2018, expiration date August 17, 2018:

Reference Entity

Alphabet, Inc. - Class A

Amazon.com, Inc.

Analog Devices, Inc.

Apple, Inc.

Broadcom Ltd.

Facebook, Inc. - Class A

Gartner, Inc.

Netflix, Inc.

NVIDIA Corp.

ServiceNow, Inc.

Skyworks Solutions, Inc.

Splunk, Inc.

Western Digital Corp.

(u)	The following table represents the individual positions underlying the basket structured options with BNP Paribas SA, as of April 30, 2018, expiration date August 28, 2018:

Reference Entity

Allergan Plc

Alphabet, Inc. - Class A

Amazon.com, Inc.

Anadarko Petroleum Corp.

Apple, Inc.

Barrick Gold Corp.

Eli Lilly & Co.

Facebook, Inc. - Class A

Freeport-McMoRan, Inc.

Gilead Sciences, Inc.

Goldcorp, Inc.

Halliburton Co.

Hess Corp.

Incyte Corp.

Netflix, Inc.

Newmont Mining Corp.

Regeneron Pharmaceuticals, Inc.

United States Steel Corp.

(v)	The following table represents the individual positions underlying the basket structured options with Societe Generale, as of April 30, 2018, expiration date January 09, 2019:

Reference Entity — Long

Advanced Micro Devices, Inc.

Alexion Pharmaceutical, Inc.

Alibaba Group Holding Ltd- ADR

Alphabet, Inc. - Class C

Amazon.com, Inc.

Bank of America Corp.

Barrick Gold Corp.

ConocoPhillips Co.,

Energen Corp.

Facebook, Inc. - Class A

Incyte Corp.

Morgan Stanley

Mylan N.V.

Symantec Corp.

Transocean Ltd.

Western Digital Corp.

WPX Energy, Inc.

(w)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(x)	The following percentage represents the individual long position underlying the basket swap with BNP Paribas SA, as of April 30, 2018, expiration date March 25, 2019 are 40% Base Metals (10% nickel, 10% aluminum, 10% zinc, 10% copper), 40% Oil and 20% Gold.

63

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

(y)	The following table represents the individual long position underlying the basket swap with BNP Paribas SA, as of April 30, 2018, expiration date July 30, 2018:

Reference Entity — Long

BNP Paribas Equity Low Volatility Europe Index

BNP Paribas Equity Momentum Europe Index

BNP Paribas Equity Quality Europe Index

BNP Paribas Equity Value Europe Index

BNP Paribas High Dividend Yield Europe Equity Long Term Return Index

(z)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of April 30, 2018, expiration date October 8, 2018:

Reference Entity — Long

BNP Paribas USD Long-Term Treasury Bond Futures Index

Reference Entity — Short

BNP Paribas EUR 30 Year Futures Index

(aa)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of April 30, 2018, expiration date February 27, 2019:

Reference Entity — Long

BNP Paribas USD Long-Term Treasury Bond Futures Index

Reference Entity — Short

BNP Paribas EUR 30 Year Futures Index

Futures contracts outstanding at April 30, 2018:

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
Long Contracts:
Chicago Mercantile Exchange Nikkei 225 Index	1,000	June 2018	$112,250,000	$5,535,620
Chicago Mercantile Exchange S&P 500 E-mini	3,800	June 2018	502,930,000	(19,231,297)
Chicago Board of Trade U.S. Treasury Long Bond	500	June 2018	71,921,875	(562,515)
Commodity Exchange Copper	700	June 2018	53,795,000	(1,299,725)
Total				$(15,557,917)
64

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
INR	675,850,000	USD	9,993,003	Barclays Bank Plc	05/31/18	$133,608
USD	10,244,032	INR	675,850,000	Barclays Bank Plc	05/31/18	117,421
USD	7,090,673	SEK	57,000,000	Barclays Bank Plc	05/31/18	566,172
EUR	42,000,000	USD	50,481,056	JPMorgan Chase Bank N.A.	05/31/18	354,093
INR	676,575,000	USD	9,856,862	JPMorgan Chase Bank N.A.	05/31/18	280,611
USD	10,233,306	INR	676,575,000	JPMorgan Chase Bank N.A.	05/31/18	95,832
MXN	413,722,052	USD	20,000,000	JPMorgan Chase Bank N.A.	01/11/19	1,275,204
USD	6,942,612	GBP	4,800,000	JPMorgan Chase Bank N.A.	03/29/19	223,935
JPY	682,298,840	USD	6,200,000	UBS AG	05/31/18	54,255
USD	22,153,940	JPY	2,409,688,500	UBS AG	05/31/18	65,664
						3,166,795
USD	13,601,750	EUR	11,877,805	Bank of New York Mellon Corp.	06/29/18	(810,088)
CHF	9,665,310	USD	9,904,824	Barclays Bank Plc	05/30/18	(126,179)
SEK	57,000,000	USD	6,611,225	Barclays Bank Plc	05/31/18	(86,723)
USD	20,023,367	EUR	17,899,389	Barclays Bank Plc	05/31/18	(1,641,349)
BRL	33,830,000	USD	10,000,000	Barclays Bank Plc	07/31/18	(427,007)
EUR	6,000,000	USD	7,547,934	Barclays Bank Plc	08/31/18	(231,610)
USD	7,181,748	EUR	6,000,000	Barclays Bank Plc	08/31/18	(134,576)
EUR	5,000,000	USD	6,303,445	Barclays Bank Plc	09/28/18	(192,265)
USD	16,004,065	EUR	13,237,958	Barclays Bank Plc	09/28/18	(175,844)
INR	658,900,000	USD	10,000,000	Barclays Bank Plc	01/11/19	(372,041)
USD	10,000,000	EUR	8,219,004	Barclays Bank Plc	03/29/19	(208,533)
USD	3,336,600	EUR	3,000,000	Barclays Bank Plc	03/29/19	(389,594)
BRL	47,022,050	USD	13,771,284	Barclays Bank Plc	04/30/19	(714,681)
JPY	8,680,175,000	USD	80,092,468	JPMorgan Chase Bank N.A.	05/29/18	(536,777)
AUD	51,048,687	USD	41,232,892	JPMorgan Chase Bank N.A.	06/29/18	(2,793,195)
USD	6,557,890	GBP	5,000,000	JPMorgan Chase Bank N.A.	07/27/18	(355,190)
GBP	5,000,000	USD	7,049,453	JPMorgan Chase Bank N.A.	07/27/18	(136,374)
EUR	12,000,000	USD	14,957,804	JPMorgan Chase Bank N.A.	07/31/18	(362,815)
IDR	69,645,000,000	USD	5,000,000	JPMorgan Chase Bank N.A.	07/31/18	(48,875)
USD	5,822,525	EUR	5,000,000	JPMorgan Chase Bank N.A.	07/31/18	(258,720)
USD	13,330,133	EUR	11,355,128	JPMorgan Chase Bank N.A.	07/31/18	(480,530)
EUR	8,000,000	USD	10,168,362	JPMorgan Chase Bank N.A.	12/28/18	(312,656)
USD	9,697,745	EUR	8,000,000	JPMorgan Chase Bank N.A.	12/28/18	(157,960)
IDR	277,260,000,000	USD	20,000,000	JPMorgan Chase Bank N.A.	01/11/19	(630,575)
RUB	300,500,000	USD	5,000,000	JPMorgan Chase Bank N.A.	01/11/19	(361,770)
USD	4,589,538	RUB	300,500,000	JPMorgan Chase Bank N.A.	01/11/19	(48,692)
USD	18,134,338	EUR	16,380,224	JPMorgan Chase Bank N.A.	03/29/19	(2,210,953)
USD	6,129,000	EUR	5,000,000	JPMorgan Chase Bank N.A.	08/30/19	(167,304)
EUR	13,985,358	USD	17,156,370	UBS AG	05/29/18	(231,540)
INR	350,374,000	USD	5,206,538	UBS AG	03/29/19	(128,168)
						(14,732,584)
						$(11,565,789)
65

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

The following abbreviations are used in the report:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazil Real

CAD - Canadian Dollar

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

CPO — Certificate of Participation-Common

Cnv. — Convertible

DVR — Differential Voting Rights

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

HKD - Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN - Mexican Peso

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SEK — Swedish Krona

STEP — Step Coupon Bond

USD — U.S. Dollar

66

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	14.0%
Banks	1.3
Collateralized Mortgage Obligations	8.4
Commercial Mortgage-Backed Securities	0.7
Consumer Discretionary	3.7
Consumer Staples	1.4
Diversified Financials	1.0
Energy	0.7
Government Bonds	3.2
Health Care	1.2
Industrials	2.8
Information Technology	4.5
Insurance	1.3
Materials	1.0
Real Estate	0.9
Telecommunication Services	0.8
U.S. Government Agencies and Securities	27.3
Utilities	0.7
Other*	25.1
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2018
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 28.6%
Banks — 7.5%
$1,000,000	ABN AMRO Bank NV, 2.65%, 01/19/21(a)	$982,371
1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	1,706,250
2,800,000	Banco Santander SA, 3.50%, 04/11/22	2,765,662
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	5,779,534
2,650,000	Bank of Montreal MTN, 1.35%, 08/28/18	2,641,092
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	2,923,714
2,000,000	Capital One NA, 1.85%, 09/13/19	1,968,639
5,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	5,519,271
2,770,000	Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,757,593
3,000,000	HSBC Holdings Plc, (3 mo. LIBOR US + 1.546%), 4.04%, 03/13/28(b)	2,948,358
2,980,000	KeyCorp., 2.90%, 09/15/20	2,958,979
4,565,000	Morgan Stanley, 3.13%, 01/23/23	4,461,204
9,250,000	Societe Generale SA, 5.20%, 04/15/21(a)	9,712,103
2,260,000	Sumitomo Mitsui Banking Corp., 1.95%, 07/23/18	2,258,283
5,000,000	Sumitomo Mitsui Trust Bank Ltd, 2.05%, 10/18/19(a)	4,922,059
1,375,000	Svenska Handelsbanken AB, 1.50%, 09/06/19	1,349,148
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	7,997,126
		63,651,386
Consumer Discretionary — 2.6%
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,158,631
1,690,000	American Honda Finance Corp., 1.50%, 11/19/18	1,681,675
3,000,000	Daimler Finance North America LLC, 2.30%, 02/12/21(a)	2,920,558
5,750,000	Discovery Communications LLC, 4.90%, 03/11/26	5,899,348
2,911,000	Ecolab, Inc., 2.25%, 01/12/20	2,874,879
Principal Amount		Value
Consumer Discretionary (continued)
$1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	$1,679,265
3,000,000	Hasbro, Inc., 3.50%, 09/15/27	2,764,391
2,215,000	Time Warner, Inc., 2.10%, 06/01/19	2,195,040
		22,173,787
Consumer Staples — 3.0%
5,000,000	BAT Capital Corp., 3.56%, 08/15/27(a)	4,677,978
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,735,716
3,415,000	Dollar General Corp., 4.13%, 05/01/28	3,387,117
2,077,000	Sysco Corp., 1.90%, 04/01/19	2,063,022
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	5,773,836
4,000,000	Wal-Mart Stores, Inc., 1.90%, 12/15/20	3,916,080
		25,553,749
Diversified Financials — 2.7%
3,950,000	Aercap Ireland Capital DAC/Aercap Global Aviation Trust, 4.50%, 05/15/21	4,042,197
3,000,000	AXA Equitable Holdings, Inc., 3.90%, 04/20/23(a)	2,989,780
6,160,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 3.36%, 07/24/23(c)	6,216,392
6,065,000	JPMorgan Chase & Co., 3.20%, 06/15/26	5,741,775
3,900,000	Toronto-Dominion Bank (The), (3 mo. LIBOR US + 0.440%), 2.75%, 07/02/19(c)	3,914,642
		22,904,786
Energy — 2.9%
5,000,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	4,694,338
3,865,000	BP Capital Markets Plc, 3.28%, 09/19/27	3,708,182
3,075,000	Energy Transfer Partners LP, 3.60%, 02/01/23	2,989,322
5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	5,309,204
2,845,000	HollyFrontier Corp., 5.88%, 04/01/26	3,042,860

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Energy (continued)
$5,000,000	Petroleos Mexicanos, 5.35%, 02/12/28(a)	$4,757,000
		24,500,906
Health Care — 1.6%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	4,950,515
4,000,000	Amgen, Inc., 2.20%, 05/22/19	3,980,843
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	4,787,601
		13,718,959
Industrials — 2.6%
6,115,000	Caterpillar Financial Services Corp. MTN, 1.35%, 05/18/19	6,032,052
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,405,953
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,666,639
6,000,000	Northrop Grumman Corp., 2.55%, 10/15/22	5,781,415
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp., 2.70%, 03/14/23(a)	2,860,440
		21,746,499
Information Technology — 2.3%
6,110,000	Apple, Inc., (3 mo. LIBOR US + 0.350%), 2.71%, 05/11/22(c)	6,161,623
4,000,000	CA, Inc., 5.38%, 12/01/19	4,142,587
4,000,000	IBM Credit LLC, 1.80%, 01/20/21	3,877,536
5,540,000	VMware, Inc., 2.30%, 08/21/20	5,392,360
		19,574,106
Insurance — 0.6%
5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	4,902,481
Telecommunication Services — 2.2%
4,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	4,167,513
2,600,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	2,447,871
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	5,882,713
Principal Amount		Value
Telecommunication Services (continued)
$6,000,000	Verizon Communications, Inc., 3.50%, 11/01/24	$5,894,268
		18,392,365
Utilities — 0.6%
3,000,000	Berkshire Hathaway Energy Co, 2.00%, 11/15/18	2,991,429
2,310,000	NextEra Energy Capital Holdings, Inc., 2.30%, 04/01/19	2,300,783
		5,292,212
Total Corporate Bonds (Cost $248,301,964)		242,411,236
ASSET-BACKED SECURITIES — 9.4%
CANADA — 1.4%
Other Asset-Backed Securities — 1.4%
3,900,000	Canadian Pacer Auto Receivables Trust 2018-1, 3.00%, 11/19/21(a)	3,899,364
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	2,991,557
4,750,000	Golden Credit Card Trust Series 2017-2A, Class A, 1.98%, 04/15/22(a)	4,662,959
		11,553,880
CAYMAN ISLANDS — 3.4%
Collateralized Loan Obligations — 3.2%
3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 3.83%, 04/24/29(a)(c)	3,018,915
5,000,000	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.50%, 10/17/26(a)(c)	5,002,831
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 3.66%, 04/20/30(a)(c)	4,004,420
2,400,000	OCP CLO Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.400%), 3.30%, 11/22/25(a)(c)	2,401,520
5,000,000	Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 4.11%, 10/20/25(a)(c)	5,013,388

69

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 3.59%, 07/20/30(a)(c)	$5,007,690
$3,000,000	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, 3.30%, 07/16/27(a)(c)	2,999,832
		27,448,596
Other Asset-Backed Securities — 0.2%
1,659,511	Securitized Term Auto Receivables Trust Series 2016-1A, Class A3, 1.52%, 03/25/20(a)	1,649,923
UNITED STATES — 4.6%
Other Asset-Backed Securities — 4.6%
3,000,000	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21.	2,969,357
1,250,000	CarMax Auto Owner Trust Series 2017-2, Class A3, 1.93%, 03/15/22.	1,233,193
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/16/21.	2,933,686
4,250,000	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	4,197,826
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,959,041
1,129,612	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(a)	1,123,831
825,623	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(a)	821,217
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,468,813
1,250,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22.	1,234,625
2,000,000	GM Financial Consumer Automobile Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	1,956,569
5,000,000	Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/20(a)	4,951,008
3,000,000	Sofi Professional Loan Program, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	2,984,473
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22.	1,965,783
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
2,650,000	Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/21(a)	$2,620,072
1,750,000	Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	1,720,394
$3,100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23.	3,071,778
1,000,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19.	994,118
		39,205,784
Total Asset-Backed Securities (Cost $80,387,028)		79,858,183
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,317,211	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A 3.00%, 01/01/38(a)	$1,241,964
Total Collateralized Mortgage Obligations (Cost $1,343,715)		1,241,964
U.S. GOVERNMENT AGENCIES — 4.0%
Fannie Mae — 1.5%
7,802,000	1.88%, 02/19/19	7,779,366
5,000,000	1.00%, 02/26/19	4,950,115
		12,729,481
Federal Home Loan Bank — 2.1%
5,000,000	0.88%, 10/01/18	4,976,015
12,485,000	1.13%, 06/21/19	12,315,703
		17,291,718
Overseas Private Investment Corp. — 0.3%
2,454,839	5.14%, 12/15/23	2,566,312
Small Business Administration — 0.1%
143,013	4.73%, 02/01/19	145,444
171,664	4.11%, 03/01/20	174,603
800,257	4.08%, 03/01/21	811,969
		1,132,016
Total U.S. Government Agencies (Cost $33,911,722)		33,719,527

70

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 55.9%
U.S. Treasury Notes — 55.9%
12,480,000	0.88%, 05/31/18	$12,471,771
4,000,000	1.13%, 01/31/19	3,967,500
34,123,000	1.38%, 09/30/19	33,632,482
21,217,000	1.38%, 12/15/19	20,857,306
41,134,000	1.50%, 06/15/20	40,269,543
16,376,000	1.38%, 09/15/20	15,933,976
9,492,000	1.88%, 12/15/20	9,323,295
45,401,000	1.88%, 11/30/21	44,148,926
26,511,000	1.88%, 01/31/22	25,721,884
48,702,000	1.75%, 01/31/23	46,474,264
28,321,365	0.63%, 01/15/24(d)	28,255,215
74,815,000	2.38%, 08/15/24	72,661,146
83,292,000	2.00%, 02/15/25	78,694,672
21,820,000	2.25%, 11/15/25	20,836,395
22,729,000	1.63%, 02/15/26	20,681,614
Total U.S. Government Securities (Cost $488,467,251)		473,929,989
GOVERNMENT BONDS — 0.4%
JAPAN — 0.4%
3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	2,968,066
Total Government Bonds (Cost $2,994,955)		2,968,066

Shares
INVESTMENT COMPANY — 1.1%
9,240,219	SEI Daily Income Trust Government II Fund, Class A, 1.53%(e)	9,240,219
Total Investment Company (Cost $9,240,219)		9,240,219
TOTAL INVESTMENTS — 99.5% (Cost $864,646,854)		$843,369,184
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		4,418,020
NET ASSETS — 100.0%		$847,787,204

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $104,169,586 which is 12.29% of net assets.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of April 30, 2018.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)
Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	59.9%
Corporate Bonds	28.6
Asset Backed Securities	9.4
Government Bonds	0.4
Collateralized Mortgage Obligations	0.1
Other*	1.6
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2018
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.3%
Alabama — 1.0%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,229,180
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,913,555
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,331,500
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,377,208
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/24	3,440,174
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,194,836
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,717,455
		22,203,908
Arizona — 1.4%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	1,004,596
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,695,275
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	165,995
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	1,951,276
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID 5.88%, 07/01/24	352,379
Principal Amount		Value
Arizona (continued)
$2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	$3,057,010
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	5,825,750
200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	207,167
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	3,057,936
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,388,450
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,510,500
2,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/27	2,378,680
		31,595,014
California — 4.3%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 1.99%, 04/01/38(a)	4,999,900
700,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	816,193
6,250,000	California State Current Refunding GO - Group C 5.00%, 08/01/27	7,243,813
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D 5.00%, 09/01/24	2,299,840
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	1,079,339

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	$1,161,690
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/21	3,169,922
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,830,163
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/30	1,203,300
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	7,835,940
4,000,000	State of California Public Improvements GO 5.00%, 10/01/35	4,571,880
20,000,000	State of California Refunding GO 5.00%, 08/01/21	21,896,600
10,000,000	State of California Refunding GO 5.00%, 09/01/22	11,194,200
8,000,000	State of California Refunding GO 5.00%, 03/01/24	9,181,440
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,265,600
7,430,000	State of California School Improvements GO 5.00%, 11/01/28	8,915,183
		96,665,003
Colorado — 0.6%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding) 5.00%, 12/01/19	524,495
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	878,152
3,935,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	4,483,618
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,313,440
Principal Amount		Value
Colorado (continued)
$100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	$114,063
975,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding) 5.00%, 12/15/25	1,136,509
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,323,795
2,280,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	2,638,690
		13,412,762
Connecticut — 5.2%
4,500,000	Hartford County Metropolitan District Cash Flow Management GO Notes, Series B 3.00%, 08/01/18	4,509,675
2,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	2,245,400
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM) 5.00%, 11/01/23	366,668
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	6,782,130
7,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/24	7,722,890
8,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/25	8,900,720
1,805,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/27	2,021,383
6,000,000	State of Connecticut Public Improvements GO, Series F 5.00%, 11/15/26	6,684,060
33,900,000	State of Connecticut Refunding GO, Series C 5.00%, 06/01/23	36,566,235

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	$3,394,593
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	1,368,788
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/25	8,891,600
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,233,880
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 10/01/19	8,331,680
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,517,850
10,000,000	State of Connecticut Water & Sewer System Improvements GO, Series E 5.00%, 10/15/23	11,009,600
1,000,000	Town of Southington Sewer Improvement GO Bonds 2.75%, 04/29/19	1,009,220
		117,556,372
District Of Columbia — 0.3%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C 5.00%, 12/01/19	5,239,350
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,075,590
		6,314,940
Florida — 2.0%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,464,097
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,149,200
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID 5.50%, 07/01/27	8,712,886
Principal Amount		Value
Florida (continued)
$1,200,000	Lee County School Board Refunding COP 5.00%, 08/01/25	$1,362,072
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,562,920
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	2,142,640
500,000	Palm Beach County Revenue Bonds, Series 2, OID 5.25%, 11/01/25	508,699
10,000,000	State of Florida Lottery Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	11,468,800
9,800,000	State of Florida Refunding GO 5.00%, 07/01/24	10,865,162
		46,236,476
Georgia — 3.7%
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,844,860
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,043,820
2,000,000	Cherokee County Board of Education Advance Refunding GO 5.00%, 08/01/23	2,269,640
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	843,068
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	281,546
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	3,027,287
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	2,372,790
235,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A 5.00%, 05/01/23	261,736

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Georgia (continued)
$1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A 5.00%, 06/01/18	$1,253,288
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 06/01/20	5,167,100
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	2,168,360
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY) 5.00%, 10/01/19	2,114,444
8,100,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2 1.72%, 09/01/35(a)	8,100,000
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,257,389
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,806,552
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,277,947
4,000,000	State of Georgia Advance Refunding GO, Series C-1 5.00%, 07/01/23	4,541,680
7,650,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	9,157,739
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,229,611
1,925,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/18	1,939,553
2,860,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/19	2,943,054
18,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	20,645,514
Principal Amount		Value
Georgia (continued)
$4,250,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/25	$4,948,785
		82,495,763
Hawaii — 0.7%
5,815,000	State of Hawaii Advance Refunding GO 5.00%, 10/01/23	6,612,992
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	1,088,290
5,000,000	State of Hawaii Refunding GO, Series EP 5.00%, 08/01/25	5,737,350
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,715,947
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,314,024
		16,468,603
Idaho — 0.2%
1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,165,090
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,671,375
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	881,392
		3,717,857
Illinois — 1.5%
12,200,000	Illinois Finance Authority University & College Improvements Revenue Bonds 1.68%, 12/01/46(a)	12,200,000
10,000,000	Illinois Finance Authority University & College Improvements Revenue Bonds 1.71%, 12/01/46(a)	10,000,000

75

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Illinois (continued)
$3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	$3,687,353
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,215,100
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,617,280
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds 5.00%, 06/15/18	3,512,390
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	829,257
		34,061,380
Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	531,259
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	259,675
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,455,725
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	276,249
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1 5.00%, 07/01/19	517,629
		3,040,537
Iowa — 0.9%
5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	6,170,428
Principal Amount		Value
Iowa (continued)
$4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	$4,724,280
6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	6,677,314
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,922,544
		19,494,566
Kansas — 0.1%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,427,882
Kentucky — 0.2%
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	5,676,150
Louisiana — 0.0%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1 5.00%, 08/01/26	439,279
Maine — 0.1%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/19	2,349,068
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	178,883
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(b)	5,437
		2,533,388
Maryland — 5.3%
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,400,856

76

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Maryland (continued)
$2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	$3,133,788
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,740,540
5,000,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/22	5,553,750
4,500,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/23	5,090,895
6,650,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/22	7,431,974
10,000,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/26	11,894,500
1,200,000	County of Montgomery Refunding GO, Series A 5.00%, 11/01/23	1,367,748
12,500,000	County of Prince George’s Advance Refunding Public Improvements GO, Series B 5.00%, 07/15/23	14,171,875
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,576,407
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	10,933,469
5,300,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University and College Improvements Revenue Bonds, Series A 1.71%, 07/01/36(a)	5,300,000
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,071,560
15,000,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/22	16,713,000
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	11,439,100
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,489,120
Principal Amount		Value
Maryland (continued)
$6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	$7,579,777
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,330,625
		120,218,984
Massachusetts — 10.7%
6,200,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/03/18	6,201,922
5,750,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/27/18	5,753,048
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,156,050
840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/26	990,788
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	7,675,105
11,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/22	12,842,050
20,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/23	22,762,400
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,523,100
10,000,000	Commonwealth of Massachusetts Cash Flow Management GO Notes, Series C 2.00%, 06/25/18	10,004,600
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,221,668
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A 5.00%, 05/01/19	9,288,810

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	$9,627,280
7,470,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	8,816,617
5,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/24/18	5,502,640
5,250,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/10/18	5,251,155
1,500,000	Marthas Vineyard Regional Transit Authority Cash Flow Management Revenue Notes 1.50%, 05/11/18	1,499,985
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,297,640
20,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds 1.66%, 07/01/31(a)	20,000,000
4,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds, Series Y 1.73%, 07/01/35(a)	4,000,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	8,311,452
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	557,959
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B 5.25%, 08/01/26	10,309,427
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	3,012,984
Principal Amount		Value
Massachusetts (continued)
$4,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/23	$5,454,816
14,845,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority) 1.71%, 08/01/37(a)	14,845,000
15,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/03/18	15,004,650
13,100,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/20/18	13,108,384
3,209,000	Town of Littleton Cash Flow Management GO Notes 2.00%, 05/18/18	3,209,706
5,000,000	Town of Stow Cash Flow Management Refunding GO Notes 2.00%, 05/01/18	5,000,000
		241,229,236
Michigan — 0.5%
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	223,849
635,000	Dexter Community Schools Refunding GO (Q-SBLF) 4.00%, 05/01/18	635,000
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,403,397
500,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	565,559
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/18	399,999
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/19	257,795
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/18	1,375,000
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	1,109,190

78

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Michigan (continued)
$4,530,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	$4,624,858
		10,594,647
Minnesota — 1.6%
1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	1,722,616
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,160,020
10,375,000	County of Hennepin Public Improvements GO, Series C 1.73%, 12/01/33(a)	10,375,000
800,000	Fulda Independent School District No 505 Cash Flow Management GO Notes (School District Credit Program) 2.00%, 09/28/18	800,312
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B 5.00%, 03/01/27	2,141,482
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	2,537,986
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3 5.00%, 12/01/19	5,690,771
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	882,057
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,589,728
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,120,805
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,314,432
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,080,700
Principal Amount		Value
Minnesota (continued)
$1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	$1,137,620
		35,553,529
Mississippi — 0.4%
650,000	Delta State University Educational Building Corp., Facilities Refunding Revenue 5.00%, 12/01/23	730,178
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D 5.00%, 08/01/18	1,824,118
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	632,609
4,560,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	5,162,878
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	343,747
225,000	Mississippi State University Educational Building Corp. New Facilities and Refinancing Advance Refunding Revenue Bonds 5.00%, 08/01/24	254,696
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A 5.00%, 10/01/25	961,696
		9,909,922
Missouri — 1.2%
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	604,930
300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	320,699

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Missouri (continued)
$2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	$2,608,039
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,555,600
910,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,053,662
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/19	2,320,742
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,185,240
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	568,285
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,044,764
10,005,000	University of Missouri Refunding Revenue Bonds, Series B 1.70%, 11/01/31(a)	10,005,000
		26,266,961
Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A 5.25%, 07/01/20	2,705,840

New Hampshire — 0.5%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds 5.00%, 09/01/19	2,338,740
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,392,830
Principal Amount		Value
New Hampshire (continued)
$3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	$4,477,897
		11,209,467
New Jersey — 1.5%
9,000,000	County of Middlesex GO Refunding Notes 2.00%, 06/13/18	9,002,880
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	224,363
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation) 5.00%, 09/01/18(b)	40,419
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B 5.00%, 01/01/20	1,365,884
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C 5.00%, 01/01/25	10,602,078
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,153,900
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	2,170,920
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,627,665
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/24	1,711,301
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B 5.00%, 06/15/19	515,329
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,175,740

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	$2,329,660
		32,920,139
New Mexico — 0.2%
5,510,000	University of New Mexico/The Refunding Revenue Bonds, Series C 1.75%, 06/01/30(a)	5,510,000
New York — 20.1%
5,500,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	6,297,335
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	10,929,355
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	33,348,600
8,770,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	9,748,907
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	11,879,600
8,200,000	City of New York Public Improvements GO, Sub-Series B-3 (TD Bank N.A.) 1.76%, 09/01/27(a)	8,200,000
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,234,814
1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	1,978,320
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	722,553
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	9,081,935
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,725,525
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	20,564,970
5,000,000	City of New York Refunding GO, Series I 5.00%, 08/01/25	5,626,650
15,000,000	County of Rockland Cash Flow Management GO Notes 3.00%, 04/02/19	15,145,500
Principal Amount		Value
New York (continued)
$2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/18	$2,000,000
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,416,050
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(a)	5,262,650
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B 5.00%, 11/15/28	278,261
875,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B 5.00%, 11/15/29	1,010,905
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	3,333,657
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(a)	22,204,000
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	2,106,701
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,090,285
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A 5.50%, 06/15/21	2,511,475
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,870,900
1,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Series S-4A, (State Aid Withholding) 5.00%, 07/15/30	1,779,330

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
New York (continued)
$680,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(b)	$740,309
295,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21	321,931
1,000,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-3, (State Aid Withholding) 5.00%, 07/15/26	1,086,430
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,536,462
2,200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 05/01/22(b)	2,269,498
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	17,474,588
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/18	3,074,066
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/19	1,093,384
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,661,801
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/18	950,166
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,684,893
Principal Amount		Value
New York (continued)
$515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1 5.00%, 02/01/19	$527,473
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	10,465,650
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	644,244
8,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series F-2 1.73%, 06/15/33(a)	8,000,000
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V 1.73%, 04/01/24(a)	8,000,000
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,497,550
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,256,792
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	8,603,821
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	15,964,900
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/18(b)	15,143
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,160,880
6,725,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B 5.00%, 02/15/23	7,546,459

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
New York (continued)
$2,110,000	New York State Dormitory Authority Refunding Revenue Bonds 5.00%, 08/15/18	$2,129,665
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	16,158,450
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,736,118
8,370,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D 1.72%, 07/01/31(a)	8,370,000
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,131,066
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	8,803,333
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	1,178,650
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,528,249
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue 5.00%, 06/15/25	4,397,888
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/20	3,851,414
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/20(b)	3,241,952
Principal Amount		Value
New York (continued)
$2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/21(b)	$2,542,906
2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/21	2,523,491
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,510,738
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/21	5,141,250
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	1,956,069
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,569,840
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,280,700
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,460,745
14,720,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	17,019,117
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	6,190,554
2,000,000	New York State Urban Development Corp Refunding Revenue Bonds 1.74%, 03/15/33(a)(c)	2,000,000

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
New York (continued)
$4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	$5,196,531
17,730,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/25	20,903,847
4,450,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/28	5,433,317
2,125,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	2,561,815
2,800,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 1.74%, 01/02/32(a)(c)	2,800,000
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,800,224
		452,342,647
North Carolina — 1.5%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	720,569
905,000	Buncombe County Refunding Revenue Bonds 5.00%, 06/01/21	985,138
1,355,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,383,997
3,015,000	County of Mecklenburg Refunding GO, Series A 5.00%, 12/01/22	3,387,865
3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	3,960,474
675,000	Dare County Refunding Revenue Bonds, Series D 4.00%, 06/01/18	676,208
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	730,566
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,171,650
Principal Amount		Value
North Carolina (continued)
$325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	$355,999
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds 5.00%, 10/01/21	2,188,700
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,577,405
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/23	14,667,640
		33,806,211
Ohio — 3.6%
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	1,338,255
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,154,090
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,506,534
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	3,854,970
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	4,071,332
5,000,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/26	5,909,650
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,271,540
1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	1,234,508
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,143,630
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,727,691
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,138,380

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Ohio (continued)
$2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	$2,396,904
15,200,000	Ohio State University, University and College Improvements Revenue Bonds, Series B 1.70%, 06/01/35(a)	15,200,000
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,543,210
3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42	3,384,761
2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45	2,612,213
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	359,565
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,092,620
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,656,158
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	343,839
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	241,702
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	2,148,620
5,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/24	5,754,800
2,530,000	State of Ohio Mental Health Facility Improvements Revenue 5.00%, 02/01/23	2,726,885
2,000,000	State of Ohio Mental Health Facility Improvements Revenue 5.00%, 06/01/25	2,318,360
Principal Amount		Value
Ohio (continued)
$1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	$1,606,478
7,620,000	State of Ohio School Improvements GO, Series C 1.74%, 06/15/26(a)	7,620,000
2,000,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	2,338,240
		80,694,935
Oklahoma — 0.9%
3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	4,320,834
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	2,098,960
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	5,859,100
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	3,593,612
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,303,360
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,439,600
		19,615,466
Oregon — 0.2%
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY) 4.00%, 06/15/19	1,798,155
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	2,374,920
		4,173,075

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Pennsylvania — 0.7%
$10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	$10,645,100
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,172,140
3,000,000	Pennsylvania State University Advance Refunding Revenue, Series B 5.00%, 09/01/26	3,568,230
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	1,474,868
		16,860,338
Rhode Island — 1.6%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	7,783,444
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,293,460
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY) 4.00%, 05/15/18	705,550
21,000,000	Rhode Island Health & Educational Building Corp. University and College Improvements Revenue Bonds, Series A 1.72%, 05/01/35(a)	21,000,000
850,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	961,639
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,088,794
1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	1,158,783
		35,991,670
Principal Amount		Value
South Carolina — 0.9%
$3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	$3,978,036
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds 5.00%, 01/01/24	2,130,930
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	1,726,331
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,765,386
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,775,985
330,000	State of South Carolina University & College Improvements GO, Series B 5.00%, 03/01/19	338,880
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,645,974
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding) 5.00%, 03/01/19	698,299
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,187,312
		20,247,133
Tennessee — 0.9%
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/25	1,863,328
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	451,483

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Tennessee (continued)
$7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/31	$8,070,720
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/32	8,050,280
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	1,037,655
		19,473,466
Texas — 15.7%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,661,930
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,101,920
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	992,818
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,013,174
1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	1,141,338
235,000	Anna Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/28	279,199
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	542,841
1,450,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,710,304
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,089,220
Principal Amount		Value
Texas (continued)
$5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	$6,219,178
3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	3,603,136
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,261,007
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,862,586
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,161,860
1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	1,748,602
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	1,096,540
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,496,502
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,623,485
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,674,577
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,640,849
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,059,972
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,323,461
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	1,941,620
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,498,025

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	$945,287
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	396,781
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,412,013
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	5,943,092
1,325,000	City of Lubbock Prerefunded Public Improvements GO 5.25%, 02/15/20(b)	1,359,437
450,000	City of Lubbock Unrefunded Public Improvements GO 5.25%, 02/15/20	462,231
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,585,274
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,758,840
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,089,411
1,815,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	2,056,540
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,387,951
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,747,621
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,386,786
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	972,279
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	507,762
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,464,730
Principal Amount		Value
Texas (continued)
$7,500,000	County of Bexar Advance Refunding GO 5.00%, 06/15/29	$8,720,250
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,225,502
24,000,000	County of Bexar Tax Public Improvements GO, Series B 5.00%, 06/15/43	27,037,920
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	766,523
3,440,000	County of Dallas Public Improvements GO 5.00%, 08/15/26	4,060,163
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,716,960
1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	1,845,179
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,106,207
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,078,900
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	415,357
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	863,108
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,233,288
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,250,376
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,098,462
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,140,729
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	3,461,310

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	$1,725,300
6,000,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	6,878,580
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,766,904
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,010,130
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD) 6.13%, 08/15/21	253,139
2,500,000	Frisco Independent School District School Improvements GO, Series A, (PSF-GTD) 5.00%, 08/15/25	2,904,825
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,597,030
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,181,702
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,044,030
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	2,418,767
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,215,476
2,030,000	Houston Community College System University & College Improvements Revenue Bonds (AGM) 5.25%, 04/15/21	2,035,704
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	4,326,638
Principal Amount		Value
Texas (continued)
$2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	$2,793,569
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	664,999
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	575,199
1,000,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	1,130,070
4,455,000	Lone Star College System Advance Refunding GO, Series B 5.00%, 02/15/23	4,986,303
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	1,980,809
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	2,087,199
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	638,198
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	264,044
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,104,276
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	3,904,348
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,138,766
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,217,887
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,295,370

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	$1,625,999
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	1,925,550
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	691,423
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	666,391
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,365,390
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,092,250
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	703,242
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,873,343
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,188,260
250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	294,253
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,281,553
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	275,383
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD) 5.00%, 02/15/25	4,942,886
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	862,208
Principal Amount		Value
Texas (continued)
$1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	$1,707,604
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,004,543
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,153,090
925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	1,028,748
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,152,508
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	1,231,069
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,160,490
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	814,564
145,000	Seagraves Independent School District School Building GO, (PSF-GTD) 4.00%, 02/15/19	147,487
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	525,641
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,179,460
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,402,266
16,000,000	State of Texas Housing GO, Series D 1.73%, 06/01/45(a)(c)	16,000,000
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	5,913,950

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	$2,886,534
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	3,742,976
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,543,640
3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	3,906,875
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,175,390
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	1,183,220
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,116,700
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	6,655,527
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,492,707
9,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	10,948,485
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,144,350
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	5,454,165
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	556,079
Principal Amount		Value
Texas (continued)
$1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	$1,899,139
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,071,332
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,427,149
1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	1,928,417
1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	1,195,010
220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20	232,445
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21	454,066
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,565,766
12,900,000	University of Texas Financing Systems Refunding Revenue Bonds, Series B 1.67%, 08/01/25(a)	12,900,000
15,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series B 1.67%, 08/01/32(a)	15,000,000
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,270,460
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,313,690
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	382,002
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	735,398

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	$1,355,515
		355,126,263
Utah — 0.1%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,057,614
1,085,000	Uintah County School District Refunding GO, (School Board GTY) 5.00%, 02/01/24	1,237,443
		3,295,057
Virginia — 3.0%
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/22	7,845,110
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,010,900
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22	2,357,899
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	1,413,572
6,025,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Series B 1.69%, 08/01/46(a)	6,025,000
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,346,062
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,172,960
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,134,960
Principal Amount		Value
Virginia (continued)
$2,275,000	Virginia College Building Authority Refunding Revenue Bonds 1.73%, 08/01/34(a)(c)	$2,275,000
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27	571,695
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	2,926,742
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23	5,530,150
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	5,877,050
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,690,621
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation) 5.00%, 08/01/21	1,298,600
5,000,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/24	5,685,200
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	2,809,758
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	5,827,300
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,776,645
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,294,216
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(b)	34,414
		66,903,854

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Principal Amount		Value
Washington — 2.7%
$1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	$1,126,998
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,224,248
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,429,406
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,847,184
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	950,499
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	1,182,910
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,299,399
680,000	King County Public Transportation Sales Tax Refunding GO 4.00%, 12/01/18	689,030
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,199,772
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,528,110
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,353,330
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,180,040
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	869,828
5,000,000	Port of Seattle Refunding GO 5.00%, 06/01/24	5,728,300
Principal Amount		Value
Washington (continued)
$1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	$1,274,358
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	5,700,950
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY) 5.00%, 12/01/18	1,339,406
15,000,000	State of Washington Advance Refunding GO, Series R-2018C 5.00%, 08/01/25	17,503,500
800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	887,968
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds 5.00%, 09/01/19	3,380,358
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,106,725
		60,802,319
Wisconsin — 0.1%
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,412,424
Total Municipal Bonds (Cost $2,207,937,472)		2,170,203,463
U.S. GOVERNMENT SECURITIES — 2.6%
U.S. Treasury Notes — 2.6%
19,800,000	1.50%, 03/31/2023	18,629,016
19,700,000	1.88%, 01/31/2022	19,113,617
16,000,000	2.00%, 08/15/2025	15,045,625
6,700,000	2.25%, 11/15/2027	6,317,367
Total U.S. Government Securities (Cost $60,064,960)		59,105,625

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 0.4%
9,539,118	SEI Daily Income Trust Government II Fund, Class A, 1.53%(d)	$9,539,118
Total Investment Company (Cost $9,539,118)		9,539,118
TOTAL INVESTMENTS — 99.3% (Cost $2,277,541,550)		$2,238,848,206
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		14,985,583
NET ASSETS — 100.0%		$2,253,833,789

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield at April 30, 2018.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.0%
Arizona	1.4
California	4.3
Colorado	0.6
Connecticut	5.2
District Of Columbia	0.3
Florida	2.0
Georgia	3.7
Hawaii	0.7
Idaho	0.2
Illinois	1.5
Indiana	0.1
Iowa	0.9
Kansas	0.1
Kentucky	0.2
Louisiana	0.0 **
Maine	0.1
Maryland	5.3
Massachusetts	10.7
Michigan	0.5
Minnesota	1.6
Mississippi	0.4
Missouri	1.2
Nevada	0.1
New Hampshire	0.5
New Jersey	1.5
New Mexico	0.2
New York	20.1
North Carolina	1.5
Ohio	3.6
Oklahoma	0.9
Oregon	0.2
Pennsylvania	0.7
Rhode Island	1.6
South Carolina	0.9
Tennessee	0.9
Texas	15.7
Utah	0.1
Virginia	3.0
Washington	2.7
Wisconsin	0.1
Other*	3.7
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

**	Represents less than 0.01% of net assets.

94

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	ALL CAP ESG FUND	SMALL & MID CAP STRATEGIES FUND
ASSETS:
Investments, at fair value	$1,839,409,284	$17,416,652,556	$26,292,031	$6,607,758,309
Foreign currency, at value (Cost $0, $95,653, $0 and $5,258,724, respectively)	—	94,492	—	5,288,284
Cash	—	370,465	—	60,523,550
Dividends and interest receivable	602,470	49,247,686	71,044	7,950,288
Receivable for Fund shares sold	458,202	9,361,686	—	2,398,243
Receivable for investments sold	1,798,152	7,420,384	—	15,655,990
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	119,246
Prepaid expenses	11,932	36,685	2,675	19,690
Total Assets	1,842,280,040	17,483,183,954	26,365,750	6,699,713,600
LIABILITIES:
Payable for Fund shares redeemed	904,339	2,332,133	—	1,005,852
Payable for investments purchased	5,093,919	31,701,092	—	36,097,288
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,557
Deferred tax liability (Note 9)	—	1,708,128	—	181,896
Accrued expenses and other payables:
Investment advisory	1,014,642	11,243,449	9,323	4,303,266
Administration	68,160	626,567	2,900	241,510
Shareholder servicing fee	293,863	2,773,619	4,146	1,063,670
Custody	24,945	475,452	3,292	302,940
Directors	4,163	36,282	45	13,817
Legal and Audit	33,620	262,067	345	84,895
Other	42,765	341,704	933	345,611
Total Liabilities	7,480,416	51,500,493	20,984	43,642,302
NET ASSETS	$1,834,799,624	$17,431,683,461	$26,344,766	$6,656,071,298
NET ASSETS consist of:
Capital paid-in	$1,423,883,165	$13,554,422,133	$26,581,505	$4,918,635,310
Accumulated undistributed (distributions in excess of) net investment income	2,267,824	65,939,608	116,420	(4,915,957)
Accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions	28,646,406	253,652,531	(23,030)	272,892,570
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	380,002,229	3,557,669,189	(330,129)	1,469,459,375
NET ASSETS	$1,834,799,624	$17,431,683,461	$26,344,766	$6,656,071,298
Net Asset Value, maximum offering price and redemption price per share	$16.86	$14.49	$9.95	$16.85
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	108,837,709	1,203,397,489	2,647,915	395,113,932
INVESTMENTS, AT COST	$1,459,407,055	$13,856,900,230	$26,620,962	$5,138,006,912

See Notes to Financial Statements.

95

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2018 (Unaudited)

STRATEGIC OPPORTUNITIES FUND[a]
ASSETS:
Investments, at fair value	$5,455,191,523
Foreign currency, at value (Cost $15,524,697)	15,250,213
Cash	424,273
Segregated cash for futures contracts (Note 6)	27,177,500
Due from broker for collateral	15,417,000
Structured option contracts, at value (Premium paid $29,348,565)	53,763,246
Dividends and interest receivable	10,150,860
Receivable for Fund shares sold	3,746,204
Receivable for investments sold	25,335,205
Unrealized appreciation on swap contracts	56,554,527
Unrealized appreciation on forward foreign currency exchange contracts	3,166,795
Prepaid expenses	17,955
Total Assets	5,666,195,301
LIABILITIES:
Payable to brokers for collateral	45,230,000
Structured option contracts, at value (Premium received $7,841,856)	9,245,092
Payable for Fund shares redeemed	8,884,750
Payable for investments purchased	28,878,747
Unrealized depreciation on swap contracts	30,387,313
Unrealized depreciation on forward foreign currency exchange contracts	14,732,584
Variation margin	4,335,375
Deferred tax liability payable (Note 9)	115,325
Accrued expenses and other payables:
Investment advisory	3,989,497
Administration	202,776
Shareholder servicing fee	873,482
Directors	10,578
Legal and Audit	70,596
Other	120,699
Total Liabilities	147,076,814
NET ASSETS	$5,519,118,487
NET ASSETS consist of:
Capital paid-in	$5,165,868,869
Accumulated undistributed net investment income	30,965,443
Accumulated undistributed net realized gain on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	252,076,412
Net unrealized appreciation on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	70,207,763
NET ASSETS	$5,519,118,487
Net Asset Value, maximum offering price and redemption price per share	$7.88
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	700,594,273
INVESTMENTS, AT COST	$5,406,883,463

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

96

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2018 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$843,369,184	$2,238,848,206
Dividends and interest receivable	4,489,125	24,964,300
Receivable for Fund shares sold	454,430	783,965
Receivable for investments sold	—	14,113,740
Prepaid expenses	10,446	12,705
Total Assets	848,323,185	2,278,722,916
LIABILITIES:
Payable for Fund shares redeemed	99,450	4,989,804
Payable for investments purchased	—	18,833,202
Accrued expenses and other payables:
Investment advisory	289,101	688,125
Administration	31,638	81,098
Shareholder servicing fee	67,310	179,581
Custody	10,097	26,937
Directors	1,655	4,609
Legal and Audit	24,238	45,666
Other	12,492	40,105
Total Liabilities	535,981	24,889,127
NET ASSETS	$847,787,204	$2,253,833,789
NET ASSETS consist of:
Capital paid-in	$881,191,717	$2,294,958,231
Accumulated undistributed net investment income	716,575	2,778,398
Accumulated undistributed net realized loss on investments	(12,843,418)	(5,209,496)
Net unrealized appreciation/(depreciation) on investments	(21,277,670)	(38,693,344)
NET ASSETS	$847,787,204	$2,253,833,789
Net Asset Value, maximum offering price and redemption price per share	$10.83	$11.66
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	78,309,130	193,225,075
INVESTMENTS, AT COST	$864,646,854	$2,277,541,550

See Notes to Financial Statements.

97

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2018(Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	ALL CAP ESG FUND(a)	SMALL & MID CAP STRATEGIES FUND
INVESTMENT INCOME:
Interest	$12,892	$2,153,524	$—	$758,254
Dividends	13,698,996	193,565,560	162,765	50,220,503
Foreign tax withheld	(550,966)	(17,779,370)	(16,688)	(2,489,539)
Total investment income	13,160,922	177,939,714	146,077	48,489,218
EXPENSES:
Investment advisory fees	6,315,968	70,624,713	22,240	28,078,651
Shareholder servicing fees	1,828,938	17,423,730	5,931	6,606,741
Administration and Accounting fees	424,192	3,935,419	5,420	1,499,929
Custodian fees	162,525	3,144,877	3,743	864,837
Directors fees and expenses	19,356	181,451	46	68,590
Insurance premiums	13,088	40,242	—	21,564
Legal and Audit fees	33,816	275,195	357	119,250
Printing and postage fees	4,792	45,358	130	17,878
Registration fees	26,040	91,876	467	58,073
Transfer agent fees	103,375	906,686	2,785	346,060
Offering expenses	—	—	12,211	—
Miscellaneous expenses	11,788	62,386	1,454	447,199
Total expenses	8,943,878	96,731,933	54,784	38,128,772
Expenses waived by Adviser (Note 7)	—	—	(25,127)	(1,461,357)
Net expenses	8,943,878	96,731,933	29,657	36,667,415
NET INVESTMENT INCOME	4,217,044	81,207,781	116,420	11,821,803
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTION, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	28,676,792	276,895,763	—	278,269,156
Foreign capital gains tax	—	—	—	(56,033)
Forward foreign currency exchange contracts		—	—	(947,462)
Foreign currency transactions	(26,612)	(957,144)	(23,030)	611,843
Net change in unrealized appreciation/ (depreciation) on:
Investments	41,508,822	207,497,227	(328,931)	(64,809,593)
Foreign currency transactions	(805)	(307,656)	(1,198)	(71,488)
Forward foreign currency exchange contracts	—	—	—	(354,503)
Foreign deferred taxes on unrealized appreciation	—	(717,268)	—	971,306
Net realized and change in unrealized gain/(loss) on investments, foreign currency transactions, net of foreign taxes.	70,158,197	482,410,922	(353,159)	213,613,226
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,375,241	$563,618,703	$(236,739)	$225,435,029

(a)	For the period from March 1, 2018 (commencement of operations) to April 30, 2018.

See Notes to Financial Statements.

98

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2018(Unaudited)

STRATEGIC OPPORTUNITIES FUND[a]
INVESTMENT INCOME:
Interest	$98,729,893
Dividends	22,929,391
Foreign tax withheld	(241,576)
Total investment income	121,417,708
EXPENSES:
Investment advisory fees	28,277,646
Shareholder servicing fees	5,468,382
Administration and Accounting fees	1,269,160
Custodian fees	212,734
Directors fees and expenses	55,320
Insurance premiums	19,695
Legal and Audit fees	223,547
Printing and postage fees	16,844
Registration fees	35,349
Transfer agent fees	270,523
Miscellaneous expenses	73,151
Total expenses	35,922,351
Expenses waived by Adviser (Note 7)	(3,112,224)
Net expenses	32,810,127
NET INVESTMENT INCOME	88,607,581
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	177,716,386
Futures contracts	(10,021,217)
Swap agreements	50,935,700
Written options and structured options	18,249,534
Forward foreign currency exchange contracts	3,529,909
Foreign currency transactions	6,761,788
Net change in unrealized appreciation/(depreciation) on:
Investments	(109,956,096)
Futures contracts	(9,894,780)
Swap agreements	(18,823,965)
Written options and structured options	(66,300,425)
Forward foreign currency exchange contracts	(3,106,817)
Foreign currency transactions	(2,042,290)
Foreign deferred taxes on unrealized depreciation	(115,325)
Net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of foreign taxes	36,932,402
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$125,539,983

a	Consolidated Statement of Operations.

See Notes to Financial Statements.

99

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2018(Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$9,064,268	$21,002,890
Dividends	36,641	179,373
Total investment income	9,100,909	21,182,263
EXPENSES:
Investment advisory fees	1,784,399	4,276,870
Shareholder servicing fees	830,213	2,231,401
Administration and Accounting fees	195,252	503,865
Custodian fees	62,266	167,355
Directors fees and expenses	8,434	22,715
Insurance premiums	11,457	13,939
Legal and Audit fees	22,928	41,979
Printing and postage fees	1,993	5,259
Registration fees	15,989	25,417
Transfer agent fees	49,425	124,483
Miscellaneous expenses	11,984	32,207
Total expenses	2,994,340	7,445,490
Expenses waived by Shareholder Servicing Agent (Note 7)	(415,107)	(1,115,701)
Net expenses	2,579,233	6,329,789
NET INVESTMENT INCOME	6,521,676	14,852,474
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	(1,041,895)	(3,640,399)
Net change in unrealized appreciation/(depreciation) on:
Investments	(19,757,088)	(51,436,900)
Net realized and change in unrealized gain/(loss) on investments	(20,798,983)	(55,077,299)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,277,307)	$(40,224,825)

See Notes to Financial Statements.

100

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND		LARGE CAP STRATEGIES FUND
	FOR THE PERIOD	FOR THE YEAR	FOR THE PERIOD	FOR THE YEAR
	ENDED	ENDED	ENDED	ENDED
	APRIL 30,	OCTOBER 31,	APRIL 30,	OCTOBER 31,
	2018	2017	2018	2017
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$4,217,044	$10,124,869	$81,207,781	$121,578,079
Net realized gain/(loss) on investments and foreign currency transactions	28,650,180	51,068,138	275,938,619	860,254,925
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	41,508,017	235,028,950	206,472,303	1,467,903,301
Net increase/(decrease) in net assets resulting from operations	74,375,241	296,221,957	563,618,703	2,449,736,305
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,058,464)	(13,751,936)	(114,335,758)	(109,523,510)
Capital gains	(25,490,845)	—	(865,259,188)	(151,604,603)
Net decrease in net assets from distributions	(35,549,309)	(13,751,936)	(979,594,946)	(261,128,113)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	111,423,443	410,170,510	783,863,616	1,831,878,570
Reinvestment of distributions	20,786,526	4,963,160	578,058,719	123,183,224
Value of capital stock redeemed	(108,603,873)	(171,433,102)	(757,741,399)	(1,496,082,470)
Net increase in net assets resulting from capital stock transactions	23,606,096	243,700,568	604,180,936	458,979,324
Net increase in net assets	62,432,028	526,170,589	188,204,693	2,647,587,516
NET ASSETS:
Beginning of period	1,772,367,596	1,246,197,007	17,243,478,768	14,595,891,252
End of period	$1,834,799,624	$1,772,367,596	$17,431,683,461	$17,243,478,768
Undistributed (distributions in excess of) net investment income	$2,267,824	$8,109,244	$65,939,608	$99,067,585
CAPITAL SHARE TRANSACTIONS:
Shares sold	6,546,518	27,459,497	53,339,707	133,829,033
Shares issued as reinvestment of distributions	1,255,225	349,518	40,480,303	9,497,550
Shares redeemed	(6,384,929)	(11,396,186)	(51,497,808)	(108,984,517)
Net increase in shares outstanding	1,416,814	16,412,829	42,322,202	34,342,066

(a)	For the period from March 1, 2018 (commencement of operations) to April 30, 2018.

See Notes to Financial Statements.

101

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

ALL CAP ESG FUND	SMALL & MID CAP STRATEGIES FUND
FOR THE PERIOD	FOR THE PERIOD	FOR THE YEAR
ENDED	ENDED	ENDED
APRIL 30,	APRIL 30,	OCTOBER 31,
2018(a)	2018	2017
(Unaudited)	(Unaudited)

$116,420	$11,821,803	$35,355,682
(23,030)	277,877,504	442,321,866

(330,129)	(64,264,278)	483,138,972

(236,739)	225,435,029	960,816,520

—	(40,812,048)	(30,569,468)
—	(423,213,407)	(298,283,586)

—	(464,025,455)	(328,853,054)

26,581,505	368,649,571	895,995,983
—	279,211,482	188,125,990
—	(315,580,599)	(625,327,694)

26,581,505	332,280,454	458,794,279
26,344,766	93,690,028	1,090,757,745

—	6,562,381,270	5,471,623,525
$26,344,766	$6,656,071,298	$6,562,381,270

$116,420	$(4,915,957)	$24,074,288

—	21,659,673	55,186,332
—	16,749,339	12,384,858
—	(18,406,463)	(38,512,284)
—	20,002,549	29,058,906

See Notes to Financial Statements.

102

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	STRATEGIC OPPORTUNITIES FUND
	FOR THE PERIOD	FOR THE YEAR
	ENDED	ENDED
	APRIL 30,	OCTOBER 31,
	2018[a]	2017[a]
	(Unaudited)
FROM OPERATIONS:
Net investment income	$88,607,581	$140,253,487
Net realized gain/(loss) on investments, securities sold short, swap agreements, futures contracts, written options, foreign capital gains tax and foreign currency transactions	247,172,100	447,442,215
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of foreign deferred taxes	(210,239,698)	165,827,145
Net increase/(decrease) in net assets resulting from operations	125,539,983	753,522,847
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(221,051,872)	(111,738,489)
Capital gains	(181,289,230)	—
Net decrease in net assets from distributions	(402,341,102)	(111,738,489)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	331,460,675	674,275,647
Reinvestment of distributions	162,502,177	33,139,282
Value of capital stock redeemed	(247,591,354)	(1,733,704,369)
Net increase/(decrease) in net assets resulting from capital stock transactions	246,371,498	(1,026,289,440)
Net increase/(decrease) in net assets	(30,429,621)	(384,505,082)
NET ASSETS:
Beginning of period	5,549,548,108	5,934,053,190
End of period	$5,519,118,487	$5,549,548,108
Undistributed net investment income	$30,965,443	$163,409,734
CAPITAL SHARE TRANSACTIONS:
Shares sold	41,906,827	87,048,713
Shares issued as reinvestment of distributions	20,806,937	4,454,204
Shares redeemed	(31,085,750)	(223,013,057)
Net increase/(decrease) in shares outstanding	31,628,014	(131,510,140)

[a]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

103

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE PERIOD	FOR THE YEAR	FOR THE PERIOD	FOR THE YEAR
ENDED	ENDED	ENDED	ENDED
APRIL 30,	OCTOBER 31,	APRIL 30,	OCTOBER 31,
2018	2017	2018	2017
(Unaudited)		(Unaudited)

$6,521,676	$10,133,514	$14,852,474	$24,756,100

(1,041,895)	(3,474,710)	(3,640,399)	(1,529,655)

(19,757,088)	(7,223,117)	(51,436,900)	(12,618,806)
(14,277,307)	(564,313)	(40,224,825)	10,607,639

(7,068,998)	(11,203,970)	(14,552,104)	(24,052,772)
—	—	—	(9,374,029)
(7,068,998)	(11,203,970)	(14,552,104)	(33,426,801)

84,307,457	186,418,308	252,154,275	516,856,601
4,056,211	6,088,035	3,973,173	9,250,202
(44,775,328)	(140,609,434)	(183,019,922)	(322,920,119)
43,588,340	51,896,909	73,107,526	203,186,684
22,242,035	40,128,626	18,330,597	180,367,522

825,545,169	785,416,543	2,235,503,192	2,055,135,670
$847,787,204	$825,545,169	$2,253,833,789	$2,235,503,192
$716,575	$1,263,897	$2,778,398	$2,478,028

7,687,437	16,797,735	21,349,835	43,464,407
370,807	549,399	337,207	782,318
(4,086,184)	(12,660,942)	(15,511,484)	(27,216,140)
3,972,060	4,686,192	6,175,558	17,030,585

See Notes to Financial Statements.

104

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

		YEAR ENDED OCTOBER 31,
	SIX MONTHS
	ENDED
	APRIL 30, 2018
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.50	$13.69	$13.92	$15.00	$13.92	$11.53

Investment operations:
Net investment income	0.04 [a]	0.10 [a]	0.14 [a]	0.15 [a]	0.21 [a]	0.24 [a]
Net realized and unrealized gains/(losses) on investments	0.65	2.86	(0.05)	(0.41)	1.08	2.38
Total from investment operations	0.69	2.96	0.09	(0.26)	1.29	2.62

Distributions:
Net investment income	(0.09)	(0.15)	(0.16)	(0.19)	(0.21)	(0.23)
Capital gains	(0.24)	—	(0.16)	(0.63)	—	—
Total distributions	(0.33)	(0.15)	(0.32)	(0.82)	(0.21)	(0.23)
Net asset value, end of period	$16.86	$16.50	$13.69	$13.92	$15.00	$13.92
Total return	4.2%[b]	21.8%	0.7%	(1.7)%	9.4%	23.1%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,834,800	$1,772,368	$1,246,197	$1,145,892	$1,029,373	$835,858
Ratio of expenses to average net assets before expense waivers	0.98%[c,d]	0.99%[d]	1.00%[d]	1.01%	1.04%	1.06%
Ratio of expenses to average net assets after expense waivers	0.98%[c]	0.99%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.46%[c]	0.67%	1.07%	1.02%	1.46%	1.91%
Portfolio turnover rate	17%[b]	57%	34%	43%	43%	63%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

105

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

		YEAR ENDED OCTOBER 31,
	SIX MONTHS
	ENDED
	APRIL 30, 2018
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.85	$12.95	$13.01	$13.20	$12.09	$9.69

Investment operations:
Net investment income	0.07 [a]	0.11 [a]	0.08 [a]	0.12 [a]	0.10 [a]	0.11 [a]
Net realized and unrealized gains on investments and foreign currency transactions	0.42	2.02	0.16	0.13	1.09	2.36
Total from investment operations	0.49	2.13	0.24	0.25	1.19	2.47

Distributions:
Net investment income	(0.10)	(0.10)	(0.10)	(0.10)	(0.08)	(0.07)
Capital gains	(0.75)	(0.13)	(0.20)	(0.34)	—	—
Total distributions	(0.85)	(0.23)	(0.30)	(0.44)	(0.08)	(0.07)
Net asset value, end of period	$14.49	$14.85	$12.95	$13.01	$13.20	$12.09
Total return	3.4%[b]	16.7%	1.9%	2.0%	9.9%	25.7%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$17,431,683	$17,243,479	$14,595,891	$14,141,401	$12,624,586	$9,564,418
Ratio of expenses to average net assets before expense waivers	1.11%[c,d]	1.11%[d]	1.11%[d]	1.11%[d]	1.12%[d]	1.15%[d]
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.11%	1.11%	1.11%	1.12%	1.15%
Ratio of net investment income to average net assets	0.93%[c]	0.77%	0.67%	0.88%	0.82%	1.00%
Portfolio turnover rate	22%[b]	61%	50%	61%	51%	42%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

106

Old Westbury Funds, Inc.
All Cap ESG Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

PERIOD FROM
MARCH 1,
2018[a]
TO APRIL 30,
2018 (Unaudited)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.06 [b]
Net realized and unrealized gains/(losses) on investments	(0.11)
Total from investment operations	(0.05)

Distributions:
Net investment income	—
Capital gains	—
Total distributions	—
Net asset value, end of period	$9.95
Total return	(0.5)%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$26,345
Ratio of expenses to average net assets before expense waivers	1.82%[d]
Ratio of expenses to average net assets after expense waivers	1.00%[d]
Ratio of net investment income to average net assets	0.98%[d]
Portfolio turnover rate	20%[c]

[a]	Commencement of operations.
[b]	Calculated using the average shares method for the period.
[c]	Not Annualized.
[d]	Annualized.
[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

107

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

		YEAR ENDED OCTOBER 31,
	SIX MONTHS
	ENDED
	APRIL 30, 2018
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.49	$15.81	$15.86	$17.09	$17.30	$14.64

Investment operations:
Net investment income	0.03 [a]	0.10 [a]	0.09 [a]	0.09 [a]	0.12 [a]	0.12 [a]
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	0.58	2.54	0.66	0.40	0.83	3.61
Total from investment operations	0.61	2.64	0.75	0.49	0.95	3.73

Distributions:
Net investment income	(0.11)	(0.09)	(0.12)	(0.13)	(0.13)	(0.16)
Capital gains	(1.14)	(0.87)	(0.68)	(1.59)	(1.03)	(0.91)
Total distributions	(1.25)	(0.96)	(0.80)	(1.72)	(1.16)	(1.07)
Net asset value, end of period	$16.85	$17.49	$15.81	$15.86	$17.09	$17.30
Total return	3.5%[b]	17.6%	5.1%	2.9%	5.7%	26.8%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$6,656,071	$6,562,381	$5,471,624	$5,449,609	$6,385,783	$6,624,651
Ratio of expenses to average net assets before expense waivers	1.15%[c,d]	1.15%[d]	1.16%[d]	1.16%[d]	1.15%[d]	1.16%[d]
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.36%[c]	0.59%	0.61%	0.56%	0.67%	0.73%
Portfolio turnover rate	26%[b]	45%	48%	50%	38%	31%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

		YEAR ENDED OCTOBER 31,
	SIX MONTHS
	ENDED
	APRIL 30, 2018
	(Unaudited)[a]	2017[a]	2016[a]	2015[a]	2014	2013
Net asset value, beginning of period	$8.30	$7.41	$7.65	$8.20	$8.24	$7.51

Investment operations:
Net investment income	0.13 [b]	0.19 [b]	0.12 [b]	0.09 [b]	0.09 [b]	0.15 [b]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.05	0.84	(0.10)	(0.02)	0.36	0.76
Total from investment operations	0.18	1.03	0.02	0.07	0.45	0.91

Distributions:
Net investment income	(0.33)	(0.14)	(0.12)	(0.17)	(0.27)	(0.18)
Capital gains	(0.27)	—	(0.14)	(0.45)	(0.22)	—
Total distributions	(0.60)	(0.14)	(0.26)	(0.62)	(0.49)	(0.18)
Net asset value, end of period	$7.88	$8.30	$7.41	$7.65	$8.20	$8.24
Total return	2.3%[c]	14.1%	0.2%	0.9%	5.9%	12.3%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,519,118	$5,549,548	$5,934,053	$7,095,756	$5,598,552	$5,737,691
Ratio of expenses to average net assets before expense waivers	1.31%[d,e]	1.32%[e]	1.32%[e]	1.32%[e]	1.32%[e]	1.32%[e]
Ratio of expenses to average net assets after expense waivers	1.20%[d]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	3.24%[d]	2.45%	1.67%	1.16%	1.14%	1.97%
Portfolio turnover rate	52%[c]	111%	114%	70%	82%	61%

[a]	Consolidated Financial Highlights.
[b]	Calculated using the average shares method for the period.
[c]	Not Annualized.
[d]	Annualized.
[e]	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

		YEAR ENDED OCTOBER 31,
	SIX MONTHS
	ENDED
	APRIL 30, 2018
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.11	$11.28	$11.19	$11.22	$11.34	$11.66

Investment operations:
Net investment income	0.09 [a]	0.14 [a]	0.12 [a]	0.12 [a]	0.11 [a]	0.14 [a]
Net realized and unrealized gains/(losses) on investments	(0.28)	(0.15)	0.11	— [b]	(0.01)	(0.18)
Total from investment operations	(0.19)	(0.01)	0.23	0.12	0.10	(0.04)

Distributions:
Net investment income	(0.09)	(0.16)	(0.14)	(0.15)	(0.20)	(0.22)
Capital gains	—	—	—	—	(0.02)	(0.06)
Total distributions	(0.09)	(0.16)	(0.14)	(0.15)	(0.22)	(0.28)
Net asset value, end of period	$10.83	$11.11	$11.28	$11.19	$11.22	$11.34
Total return	(1.7)%[c]	(0.1)%	2.1%	1.1%	0.9%	(0.3)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$847,787	$825,545	$785,417	$583,204	$563,716	$533,444
Ratio of expenses to average net assets before expense waivers	0.72%[d]	0.72%	0.74%	0.74%	0.75%	0.75%
Ratio of expenses to average net assets after expense waivers	0.62%[d]	0.62%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income to average net assets	1.57%[d]	1.28%	1.07%	1.03%	0.94%	1.26%
Portfolio turnover rate	20%[c]	70%	68%	67%	65%	78%

[a]	Calculated using the average shares method for the period.
[b]	Amount is less than $0.005 per share.
[c]	Not Annualized.
[d]	Annualized.

See Notes to Financial Statements.

110

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2018	YEAR ENDED OCTOBER 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.95	$12.09	$12.00	$12.02	$11.96	$12.33

Investment operations:
Net investment income	0.08 [a]	0.14 [a]	0.14 [a]	0.15 [a]	0.14 [a]	0.17 [a]
Net realized and unrealized gains/(losses) on investments	(0.29)	(0.08)	0.10	0.03	0.10	(0.25)
Total from investment operations	(0.21)	0.06	0.24	0.18	0.24	(0.08)

Distributions:
Net investment income	(0.08)	(0.14)	(0.14)	(0.15)	(0.15)	(0.17)
Capital gains	—	(0.06)	(0.01)	(0.05)	(0.03)	(0.12)
Total distributions	(0.08)	(0.20)	(0.15)	(0.20)	(0.18)	(0.29)
Net asset value, end of period	$11.66	$11.95	$12.09	$12.00	$12.02	$11.96
Total return	(1.8)%[b]	0.5%	2.1%	1.5%	2.0%	(0.7)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,253,834	$2,235,503	$2,055,136	$1,375,043	$1,326,109	$1,244,693
Ratio of expenses to average net assets before expense waivers	0.67%[c]	0.67%	0.69%	0.70%	0.70%	0.71%
Ratio of expenses to average net assets after expense waivers	0.57%[c]	0.57%	0.59%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets	1.33%[c]	1.17%	1.17%	1.28%	1.20%	1.38%
Portfolio turnover rate	26%[b]	31%	44%	31%	55%	51%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

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Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2018 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2018, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)*	Long-term capital appreciation
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
* All Cap ESG Fund commenced operations on March 1, 2018.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM” or the “Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time, some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of April 30, 2018, the Subsidiary represented $234,391,224 or 4.25% of the Strategic Opportunities Fund’s net assets.

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Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the

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Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 24 days during the six months ended April 30,2018. The All Cap ESG Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 10 days during the period from March 1, 2018 (commencement of operations) to April 30, 2018. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2018, foreign securities were fair valued as the change in the S&P 500 Index did exceed the Funds’ predetermined level. There were no other transfer between Level 1 and Level 2 during the six month ended April 30, 2018.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

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Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the six months ended April 30, 2018, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at April 30, 2018.

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Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

F. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of April 30, 2018, the Strategic Opportunities Fund held no collectibles.

G. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the

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April 30, 2018 (Unaudited)

lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and Strategic Opportunities Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has since ended this quantitative easing and has begun to raise the federal funds rate, and as a result, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

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April 30, 2018 (Unaudited)

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•        Level 1 - quoted prices generally in active markets for identical securities.

•        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•        Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2018 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(c)	Total
All Cap Core Fund
Equity Securities(b)	$1,718,632,744(a	)	$63,394,098	$—	$1,782,026,842
Investment Company	57,382,442		—	—	57,382,442
Total	$1,776,015,186		$63,394,098	$—	$1,839,409,284

Large Cap Strategies Fund
Equity Securities(b)	$9,714,657,045(a	)	$5,997,420,816	$—	$15,712,077,861
Master Limited Partnerships	2,010,236(a	)	—	—	2,010,236
Preferred Stocks	31,350,597		220,609,616	—	251,960,213
Exchange Traded Funds	1,041,188,867(a	)	—	—	1,041,188,867
U.S. Government Agencies	—		140,899,248	—	140,899,248
Investment Company	268,516,131		—	—	268,516,131
Total	$11,057,722,876		$6,358,929,680	$—	$17,416,652,556

All Cap ESG Fund
Equity Securities(b)	$13,126,621(a	)	$13,016,477	$—	$26,143,098
Investment Company	148,933		—	—	148,933
Total	$13,275,554		$13,016,477	$—	$26,292,031

Small & Mid Cap Strategies Fund
Equity Securities(b)
Argentina	$6,715,109		$—	$—	$6,715,109
Australia	459,012		114,971,740	74,128	115,504,880
Austria	—		12,524,295	—	12,524,295
Belgium	—		31,039,054	—	31,039,054
Bermuda	46,968,866		1,798,912	—	48,767,778
Brazil	30,924,840		—	—	30,924,840
Cambodia	—		331,235	—	331,235
Canada	177,887,983		188,537	—	178,076,520
Cayman Islands	405,389		—	—	405,389
Chile	5,299,952		—	—	5,299,952
China	15,644,997		165,558,638	54,636	181,258,271
Denmark	—		34,483,656	—	34,483,656
Faeroe Islands	—		440,650	—	440,650
Finland	—		31,088,992	1,124	31,090,116
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Old Westbury Funds, Inc.
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April 30, 2018 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(c)	Total
France	—	125,833,516	—	125,833,516
Gabon	—	13,559	—	13,559
Georgia	—	254,175	—	254,175
Germany	—	162,270,612	—	162,270,612
Gibraltar	—	88,410	—	88,410
Greece	—	10,648,879	—	10,648,879
Hong Kong	306,555	94,546,755	127,037	94,980,347
Hungary	—	1,079,472	—	1,079,472
India	—	61,868,571	20,705	61,889,276
Indonesia	—	8,590,436	3,504	8,593,940
Ireland	74,629,201	33,020,815	—	107,650,016
Isle of Man	—	851,128	—	851,128
Israel	40,704,347	9,575,309	—	50,279,656
Italy	—	41,185,483	—	41,185,483
Japan	—	403,820,064	—	403,820,064
Jersey Channel Islands	3,686,565	1,682,130	—	5,368,695
Jordan	—	520,902	—	520,902
Liechtenstein	—	144,882	—	144,882
Luxembourg	—	24,821,476	—	24,821,476
Macau	—	15,702	—	15,702
Malaysia	—	10,994,905	—	10,994,905
Malta	—	698,053	—	698,053
Mexico	12,068,916	—	—	12,068,916
Monaco	213,307	—	—	213,307
Mongolia	—	13,576	—	13,576
Netherlands	—	31,303,961	—	31,303,961
New Zealand	—	44,421,166	15,062	44,436,228
Norway	44,175	26,483,799	—	26,527,974
Peru	2,306,370	75,365	—	2,381,735
Philippines	—	3,288,652	—	3,288,652
Poland	—	18,124,405	—	18,124,405
Portugal	—	2,667,739	—	2,667,739
Puerto Rico	1,217,649	—	—	1,217,649
Romania	—	151,502	—	151,502
Russia	11,733,002	7,561,227	—	19,294,229
Saudi Arabia	—	2,989,001	—	2,989,001
Singapore	297,160	55,263,312	58,005	55,618,477
South Africa	—	30,359,380	—	30,359,380
South Korea	—	112,567,081	854,885	113,421,966
Spain	—	29,735,852	—	29,735,852
Sweden	—	57,179,067	—	57,179,067
Switzerland	—	94,432,240	—	94,432,240
Taiwan	—	125,467,897	1,708,067	127,175,964
Thailand	—	14,809,990	3,512	14,813,502
Turkey	—	12,711,525	—	12,711,525
Ukraine		60,658	—	60,658
United Arab Emirates	—	2,530,672	—	2,530,672
United Kingdom	78,534,444	285,441,274	383	363,976,101
United States	3,085,201,096	70,218,725	—	3,155,419,821
Vietnam	—	4,836,321	—	4,836,321
119

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(c)	Total
Total Equities	$3,595,248,935	$2,417,645,330	$2,921,048	$6,015,815,313
Exchange Traded Funds	408,332,640	—	—	408,332,640
Investment Company	26,607,066	—	—	26,607,066
Rights/Warrants
Indonesia	—	30,908	—	30,908
Malaysia	—	331	—	331
South Korea	—	1,278	—	1,278
Spain	—	757	—	757
United Kingdom	—	—	19,195	19,195
Total Rights/Warrants	$—	$33,274	$19,195	$52,469
U.S. Government Agencies	—	110,933,027	—	110,933,027
U.S. Government Securities	—	1,999,827	—	1,999,827
Cash Sweep	44,017,967	—	—	44,017,967

Other financial instruments - Assets*
Foreign currency exchange contracts	—	119,246	—	119,246
Total	$4,074,206,608	$2,530,730,704	$2,940,243	$6,607,877,555

Strategic Opportunities Fund
Equity Securities(b)
Australia	$—	$1,445,035	$—	$1,445,035
Bermuda	13,503,734	—	—	13,503,734
Brazil	8,363,612	—	—	8,363,612
Canada	2,882,493	—	—	2,882,493
Chile	558,026	—	—	558,026
China	8,071,881	51,050,794	—	59,122,675
Columbia	1,410,892	—	—	1,410,892
Czech Republic	—	523,909	—	523,909
Denmark	—	1,693,807	—	1,693,807
Egypt	—	5,125,831	—	5,125,831
France	—	3,881,189	—	3,881,189
Germany	—	9,901,192	—	9,901,192
Hong Kong	—	15,842,270	43,898	15,886,168
Hungary	—	362,760	—	362,760
India	—	18,660,947	—	18,660,947
Indonesia	—	5,100,030	—	5,100,030
Israel	—	1,509,590	—	1,509,590
Italy	—	1,351,478	—	1,351,478
Japan	—	51,543,288	—	51,543,288
Luxembourg	—	2,027,914	—	2,027,914
Malaysia	—	2,708,593	—	2,708,593
Mexico	6,546,466	—	—	6,546,466
Netherlands	—	5,067,508	—	5,067,508
Pakistan	—	1,766,653	—	1,766,653
Peru	536,587	—	—	536,587
Philippines	—	1,194,998	—	1,194,998
Poland	—	871,383	—	871,383
Qatar	—	5,502,445	—	5,502,445
South Africa	—	12,514,015	—	12,514,015
120

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
South Korea	—		29,755,450		—	29,755,450
Switzerland	—		4,622,204		—	4,622,204
Taiwan	—		62,816,027		—	62,816,027
Turkey	—		3,096,922		—	3,096,922
United Arab Emirates	—		2,082,075		—	2,082,075
United Kingdom	5,781,005		—		—	5,781,005
United States	334,967,409		329,254		258,749	335,555,412
Total Equities	$382,622,105		$302,347,561		$302,647	$685,272,313
Closed-End Funds	144,899,536(a	)	—		—	144,899,536
Exchange Traded Funds	868,184,597(a	)	—		—	868,184,597
Preferred Stocks	4,386,495(a	)	1,656,191		—	6,042,686
Bank Loans	—		119,943,739(a	)	—	119,943,739
Corporate Bonds	—		366,867,688(a	)	—	366,867,688
Government Bonds	—		176,021,503(a	)	—	176,021,503
Asset-Backed Securities	—		774,298,368(a	)	—	774,298,368
Non-Agency Mortgage-Backed Securities	—		456,885,810(a	)	—	456,885,810
U.S. Government Sponsored Agency Mortgage-Backed Securities	—		42,949,961		—	42,949,961
U.S. Government Agencies	—		1,504,551,579		—	1,504,551,579
U.S. Government Securities	—		91,571,540		—	91,571,540
Cash Sweep	217,702,203		—		—	217,702,203
Other financial instruments - Assets*
Equity contracts	5,535,620		98,095,702		—	103,631,322
Interest rate contracts	—		528,017		—	528,017
Foreign currency exchange contracts	—		14,860,849		—	14,860,849

Other financial instruments - Liabilities*
Commodity contracts	(1,299,725)		—		—	(1,299,725)
Equity contracts	(19,231,297)		(34,969,156)		—	(54,200,453)
Interest rate contracts	(562,515)		(427,937)		—	(990,452)
Foreign currency exchange contracts	—		(18,967,896)		—	(18,967,896)
Total	$1,602,237,019		$3,896,213,519		$302,647	$5,498,753,185
121

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
Fixed Income Fund
Corporate Bonds	$—	$242,411,236(a	)	$—	$242,411,236
Asset-Backed Securities	—	79,858,183(a	)	—	79,858,183
Collateralized Mortgage Obligations	—	1,241,964(a	)	—	1,241,964
U.S. Government Agencies	—	33,719,527		—	33,719,527
U.S. Government Securities	—	473,929,989		—	473,929,989
Government Bonds	—	2,968,066(a	)	—	2,968,066
Investment Company	9,240,219	—		—	9,240,219
Total	$9,240,219	$834,128,965		$—	$843,369,184

Municipal Bond Fund
Municipal Bonds	$—	$2,170,203,463(a	)	$—	$2,170,203,463
U.S. Government Securities	—	59,105,625		—	59,105,625
Investment Company	9,539,118	—		—	9,539,118
Total	$9,539,118	$2,229,309,088		$—	$2,238,848,206

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At April 30, 2018, the change in the S&P 500 Index did exceed the Funds’ predetermined level (see footnote 3.A) and transfers between levels occurred for the Funds for this reason. Certain Investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Strategies Fund were transferred from Level 2 into Level 1 in the amount of $57,910. For the All Cap Core Fund, the Small & Mid Cap Strategies Fund, the Large Cap Strategies Fund, and Strategic Opportunities Fund were transferred from Level 1 into Level 2 in the amount of $52,308,357, $1,916,047,870, $5,266,778,486 and $146,155,151, respectively.
(c)	The Small & Mid Cap Strategies Fund and the Large Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended April 30, 2018. For the Small & Mid Cap Strategies Fund there were transfers into Level 3 in the amount of $2,401,775 and transfers out of Level 3 in the amount of $678,292. For the Large Cap Strategies Fund there were transfers out in the amount of $10,943. In addition, there were no significant purchases and sales during the period. As of April 30, 2018, the percentage of NAV was 0.01% and 0.00% for the Small & Mid Cap Strategies Fund and the Large Cap Strategies Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as they are generally valued using last trade price or broker quote.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may

122

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2018.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

123

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

As of April 30, 2018, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Small & Mid Cap Strategies Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (e)

Citibank N.A.	$119,246	$—	$—	$—	$119,246
Total	$119,246

Strategic Opportunities Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (e)

Barclays Bank Plc	$23,929,004	$(19,358,222)	$—	$(4,570,782)	$—
BNP Paribas SA	23,772,884	(7,450,202)	(13,821,535)	—	2,501,147
Citigroup, Inc.	6,247,145	—	—	(6,150,000)	97,145
Credit Suisse International	10,528,642	(2,421,708)	—	(6,200,000)	1,906,934
Goldman Sachs International	15,671,843	(1,297,804)	—	(14,374,039)	—
JPMorgan Chase Bank, N.A.	10,964,051	(10,326,703)	(637,348)	—	—
Macquarie Bank Limited	714,489	—	—	—	—
Societe Generale	17,881,963	(6,648,405)	—	(11,233,558)	—
UBS AG	3,774,547	(3,774,547)	—	—	—
Total	$113,484,568
124

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

Strategic Opportunities Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank Plc	$19,358,222	$(19,358,222)	$—	$—	$—
Bank of America N.A.	1,390,337	—	—	(1,210,000)	180,337
Bank of New York Mellon Corp.	810,088	—	—	(810,088)	—
BNP Paribas SA	7,450,202	(7,450,202)	—	—	—
Citigroup, Inc.	252,560	—	—	—	252,560
Credit Suisse International	2,421,708	(2,421,708)	—	—	—
Goldman Sachs Group, Inc.	1,297,804	(1,297,804)	—	—	—
JPMorgan Chase Bank, N.A.	10,326,703	(10,326,703)	—	—	—
Societe Generale	6,648,405	(6,648,405)	—	—	—
UBS AG	4,408,960	(3,774,547)	—	(634,413)	—
Derivatives not subject to a MNA or similar agreement (a)	4,335,375	—	—	—	4,335,375
Total	$58,700,364

(a)	Includes financial instruments (futures, centrally cleared options and/or forward currency contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA. or another similar arrangement.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Represents the net amount payable to counterparty in the event of default.

(e)	Represents the net amount receivable from counterparty in the event of default.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

125

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2018
	Derivative Assets		Derivative Liabilities
Small & Mid Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$119,246	Unrealized depreciation on forward foreign currency exchange contracts	$—
Total		$119,246		$—

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$44,332,456	Unrealized depreciation on swap agreements	$26,413,519
			Variation Margin	4,335,375

	Structured option contracts, at value	53,763,246	Structured option contracts, at value	8,555,637
Foreign Currency Exchange Risk	Unrealized appreciation on swap agreements	11,694,054	Unrealized depreciation on swap agreements	3,545,857
	Structured option contracts, at value	—	Structured option contracts, at value	689,455
	Unrealized appreciation on forward foreign currency exchange contracts	3,166,795	Unrealized depreciation on forward foreign currency exchange contracts	14,732,584
Interest Rate Risk	Unrealized appreciation on swap agreements	528,017	Unrealized depreciation on swap agreements	427,937
Total		$113,484,568		$58,700,364

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2018
	Net Realized Gain/(Loss) from Derivatives Recognized in Income

Small & Mid Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(947,462)	$(947,462)
Total	$—	$—	$—	$(947,462)	$(947,462)

Strategic Opportunities Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Commodity Risk	$—	$—	$1,880,662	$—	$1,880,662
Equity Risk	18,249,534	(1,896,258)	47,025,579	—	63,378,855
Foreign Currency Exchange Risk	—	(8,124,959)	2,029,459	3,529,909	(2,565,591)
Total	$18,249,534	$(10,021,217)	$50,935,700	$3,529,909	$62,693,926

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
Small & Mid Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(354,503)	$(354,503)

Strategic Opportunities Fund	Purchased Options, Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$(11,066,062)	$—	$—	$(11,066,062)
Equity Risk	(66,404,498)	1,171,282	(18,823,965)	—	(84,057,181)
Foreign Currency Exchange Risk	104,073	—	—	(3,106,817)	(3,002,744)
Total	$(66,300,425)	$(9,894,780)	$(18,823,965)	$(3,106,817)	$(98,125,987)
126

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

For the six months ended April 30,2018, the quarterly average volume of derivative activities were as follows:

	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund
Structured Options (Notional Amounts)	$—	$8,869,000,000
Purchased Options (Cost $)	—	—
Futures Long Position (Notional Amounts)	—	570,196,189
Futures Short Position (Notional Amounts)	—	47,190,232
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	26,030,041	339,396,946
Forward Currency Contracts Sold (U.S. Dollar Amounts)	—	410,978,298
Currency Swaps (Notional Amount in U.S. Dollars)	—	1,468,758,427
Equity Swaps (Notional Amount in U.S. Dollars)	—	2,054,822,039
Interest Rate Swaps (Notional Amount in U.S. Dollars)	—	137,022,016

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay

127

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option

128

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Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee,Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.69%
All Cap ESG Fund	0.75%	0.70%	0.65%	0.75%
Fixed Income Fund	0.45%	0.40%	0.35%	0.43%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.38%

				Average net assets
Small & Mid Cap Strategies Fund				0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%
Strategic Opportunities Fund	1.10%	1.05%	1.00%	1.03%

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained Baillie Gifford Overseas Limited (“Baillie Gifford”), Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”), Martingale Asset Management, L.P. (“Martingale”), Mondrian Investment Partners Limited (“Mondrian”) and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Baillie Gifford, Dimensional, Champlain, Martingale, Mondrian and Polunin are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Strategic Opportunities Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with

129

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2019. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date. For the six months ended April 30, 2018, Bessemer waived shareholder servicing fees in the amount of $415,107 with respect to the Fixed Income Fund and $1,115,701 with respect to the Municipal Bond Fund.

D. Custody Fees. The All Cap Core Fund, All Cap ESG Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund and Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund, All Cap ESG Fund, and Large Cap Strategies Fund. The Strategic Opportunities Fund and the Subsidiary have retained Citibank, N.A. (“Citibank”) to serve as their custodian and the Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2019 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Strategies Fund at 1.11%, the Strategic Opportunities Fund at 1.20%, the Fixed Income Fund at 0.70% , the Municipal Bond Fund at 0.70% and the All Cap ESG Fund at 1.00%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2018, BIM waived $1,461,357 for the Small & Mid Cap Strategies Fund and $3,112,224 for the Strategic Opportunities Fund. For the period from March 1, 2018 (commencement of operations) to April 30, 2018 BIM waived $25,127 for the All Cap ESG Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $415,107 and $1,115,701, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

130

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

F. Board of Directors’ Fees. Effective February 1, 2018, each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 /act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $235,000, plus $30,000 for serving as the Board’s Chairperson and $15,000 as the Audit Committee Chairperson. Prior to February 1, 2018, the fees were as stated below:

Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $120,000 (plus $50,000 for serving as the Board’s Chairperson, $20,000 as the Audit Committee Chairperson, $10,000 each as the Pricing Committee Liaison, the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be Telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

8.	Securities Transactions:

Investment transactions for the six months ended April 30, 2018, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$304,495,047	$305,878,432
Large Cap Strategies Fund	4,057,101,311	3,689,122,421
All Cap ESG Fund	26,472,029	—
Small & Mid Cap Strategies Fund	1,730,183,158	1,669,513,845
Strategic Opportunities Fund (Consolidated)	1,957,695,307	2,065,895,596
Fixed Income Fund	97,410,355	105,743,594
Municipal Bond Fund	555,596,729	232,423,062

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2018, were as follows:

	Purchases	Sales
Fixed Income Fund	$87,117,925	$53,619,869
Municipal Bond Fund	154,490,625	320,648,959

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

131

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

As of April 30, 2018, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,459,449,553	$400,604,133	$(20,644,402)	$379,959,731
Large Cap Strategies Fund	13,882,557,952	4,016,719,673	(482,625,069)	3,534,094,604
All Cap ESG Fund	26,620,962	581,129	(910,060)	(328,931)
Small & Mid Cap Strategies Fund	5,146,485,604	1,701,147,820	(239,875,115)	1,461,272,705
Strategic Opportunities Fund	5,409,741,080	195,208,787	(149,758,344)	45,450,443
Fixed Income Fund	865,188,049	401,409	(22,220,274)	(21,818,865)
Municipal Bond Fund	2,277,580,992	3,389,736	(42,122,522)	(38,732,786)

By investing in the Subsidiary, the Strategic Opportunities Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may accrue a deferred tax liability for unrealized gains on India and Pakistan securities based on existing tax rates and holding periods of the securities. As of April 30, 2018, the Large Cap Strategies Fund, the Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund recorded liabilities of $1,708,128, $181,896, and $115,325, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Pakistan capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2017 was as follows (amounts in thousands):

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$13,752	$109,523	$30,569	$111,738	$11,204	$8,607
Net Long Term Capital Gains	—	151,605	298,284	—	—	2,686
Total Taxable Distributions	13,752	261,128	328,853	111,738	11,204	11,293
Tax Exempt Distributions	—	—	—	—	—	22,134
Total Distributions Paid	$13,752	$261,128	$328,853	$111,738	$11,204	$33,427

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the six months ended April 30, 2018, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2017, the Fixed Income Fund had a short-term capital loss carryforward of $2,516,017, and a long-term capital loss carryforward of $6,887,139 and the Municipal Bond Fund had a short-term capital loss carryforward of $1,529,654 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

132

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2018 (Unaudited)

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

10.	Commitments

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of April 30, 2018, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

133

Old Westbury Funds, Inc.
Additional Information

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

134

Investment Adviser:	Administrator:
Bessemer Investment Management LLC	BNY Mellon Investment Servicing (US) Inc.
630 Fifth Avenue	760 Moore Road
New York, NY 10111	King of Prussia, PA 19406
(212) 708-9100
Transfer Agent:
Distributor:	BNY Mellon Investment Servicing (US) Inc.
Foreside Funds Distributors LLC	760 Moore Road
400 Berwyn Park	King of Prussia, PA 19406
899 Cassatt Road
Berwyn, PA 19312
Independent Registered Public Accounting Firm:
Custodians:	Ernst & Young LLP
Bessemer Trust Company	5 Times Square
100 Woodbridge Center Drive	New York, NY 10036
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414802
Cusip 680414885
(OWF_A21-SAR2018)
(4/18)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Small & Mid Cap Strategies Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury All Cap ESG Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2018
(Unaudited)

Shares		Value
COMMON STOCKS — 90.4%
ARGENTINA — 0.1%
19,773	MercadoLibre, Inc.	$6,715,109
AUSTRALIA — 1.7%
1,547,765	A.C.N. 004 410 833 Ltd.(a)(b)(c)	0
99,433	Adelaide Brighton Ltd.	479,724
69,555	AED Oil Ltd.(a)(b)	0
34,185	Ainsworth Game Technology Ltd.	49,021
140,202	Alkane Resources Ltd.(c)	29,419
105,636	ALS Ltd.	616,486
471,393	Altium Ltd.	7,158,707
475,084	Alumina Ltd.	935,140
16,712	AMA Group Ltd.	12,148
13,370	Amaysim Australia Ltd.	12,031
60,601	Ansell Ltd.	1,184,016
14,818	AP Eagers Ltd.	98,000
15,163	APN Outdoor Group Ltd.	62,093
6,868	Appen Ltd.	49,419
4,250	Arb Corp Ltd.	66,290
13,907	Asaleo Care Ltd.	13,529
9,691	AUB Group Ltd.	102,470
33,461	Aurizon Holdings Ltd.	112,604
100,763	Ausdrill Ltd.	210,756
173,833	Ausnet Services	224,398
39,283	Austal Ltd.	52,121
188,262	Australian Agricultural Co. Ltd.(c)	155,311
141,784	Australian Pharmaceutical Industries Ltd.	143,974
93,769	Automotive Holdings Group Ltd.	237,440
267,700	Avanco Resources Ltd.(c)	32,176
90,884	Bank of Queensland Ltd.	684,746
100,008	Base Resources Ltd.(c)	19,117
433,951	Beach Energy Ltd.	511,801
12,766	Bega Cheese Ltd.	68,038
5,237	Bellamy’s Australia Ltd.(c)	70,944
157,757	Bendigo & Adelaide Bank Ltd.	1,255,618
2,067	Blackmores Ltd.	182,960
231,682	BlueScope Steel Ltd.	2,847,236
339,952	Boral Ltd.	1,749,486
15,029	Breville Group Ltd.	128,271
17,433	Brickworks Ltd.	209,059
17,019	Cabcharge Australia Ltd.	23,554
7,545	Caltex Australia Ltd.	175,457
18,621	Cardno Ltd.(c)	16,929
16,047	carsales.com Ltd.	172,238
96,536	Cash Converters International Ltd.(c)	25,278
3,423	Cedar Woods Properties Ltd.	15,749
187,629	Challenger Ltd.	1,516,970
3,287,015	Charter Hall Retail REIT(b)	9,740,890
604,806	Cleanaway Waste Management Ltd.	718,233
75,240	Coca-Cola Amatil Ltd.	525,183
Shares		Value
AUSTRALIA (continued)
11,517	Codan Ltd.	$21,328
24,170	Collins Foods Ltd.	97,259
32,117	Computershare Ltd.	408,577
87,742	Cooper Energy Ltd.(c)	22,707
7,007	Corporate Travel Management Ltd.	130,460
1,489,569	Costa Group Holdings Ltd.	8,119,251
8,836	Credit Corp. Group Ltd.	118,899
302,614	CSR Ltd.	1,276,842
17,343	Decmil Group Ltd.(c)	16,306
71,539	Domain Holdings Australia Ltd.	165,862
15,520	Domino’s Pizza Enterprises Ltd.	491,318
333,327	Downer EDI Ltd.	1,715,555
51,932	DuluxGroup Ltd.	301,940
21,626	Eclipx Group Ltd.	52,677
11,185	Elders Ltd.	66,366
355,980	Emeco Holdings Ltd.(c)	74,128
32,208	Event Hospitality and Entertainment Ltd.	336,879
597,107	Evolution Mining Ltd.	1,427,347
715,392	Fairfax Media Ltd.	382,922
5,000	Fleetwood Corp. Ltd.	8,337
9,044	Flight Centre Travel Group Ltd.	378,867
11,536	G.U.D. Holdings Ltd.	109,595
124,309	G8 Education Ltd.	211,179
21,889	Genworth Mortgage Insurance Australia Ltd.	38,118
56,835	GrainCorp Ltd. - Class A	378,179
19,637	Greencross Ltd.	78,301
33,733	GWA Group Ltd.	97,392
30,383	Hansen Technologies Ltd.	97,909
164,992	Harvey Norman Holdings Ltd.	434,915
112,975	Healthscope Ltd.	205,833
12,428	HT&E, Ltd.	21,842
40,933	Iluka Resources Ltd.	359,347
31,126	Imdex Ltd.(c)	29,025
12,050	IMF Bentham Ltd.	22,551
721,969	Incitec Pivot Ltd.	2,054,517
89,744	Independence Group NL	345,248
30,434	Infomedia Ltd.	20,219
2,591,585	Inghams Group Ltd.	7,312,229
7,110	Integrated Research Ltd.	20,476
1,213,526	Invocare Ltd.	11,859,885
61,813	IOOF Holdings Ltd.	415,118
22,132	Iress Ltd.	173,621
24,489	JB Hi-Fi Ltd.	472,136
35,487	Kingsgate Consolidated Ltd.(c)	7,571
20,965	Link Administration Holdings Ltd.	130,451
37,216	MACA Ltd.	36,045
328,362	Macmahon Holdings Ltd.(c)	53,965
29,947	Macquarie Atlas Roads Group	144,798
16,274	Magellan Financial Group Ltd.	284,314
18,709	McMillan Shakespeare Ltd.	236,397
237,817	Medibank Private Ltd.	522,663
11,923	Melbourne IT Ltd.	33,105

1

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
AUSTRALIA (continued)
25,879	Metals X Ltd.	$15,158
125,694	Metcash Ltd.	339,261
65,626	Millennium Minerals Ltd.(c)	10,519
53,989	Mineral Resources Ltd.	722,962
886,000	MMG Ltd.(c)	657,296
34,246	Monadelphous Group Ltd.	414,196
21,011	Money3 Corp. Ltd.	27,960
34,487	Mortgage Choice Ltd.	45,243
366,646	Myer Holdings Ltd.	105,877
19,836	MYOB Group Ltd.	48,366
1,050	MyState Ltd.	3,673
1,000	Navigator Global Investments Ltd.	2,875
24,976	Navitas Ltd.	79,968
120,898	New Hope Corp. Ltd.	196,677
130,310	NIB Holdings Ltd.	544,719
26,567	Nine Entertainment Co. Holdings, Ltd.	47,046
150,444	Northern Star Resources Ltd.	717,988
41,785	NRW Holdings, Ltd.(c)	40,061
40,781	Nufarm Ltd.	278,748
170,332	OceanaGold Corp.	459,012
17,686	oOh!media Ltd.	64,582
92,294	Orica Ltd.	1,375,095
196,463	Orora Ltd.	492,734
124,310	OZ Minerals Ltd.	857,857
1,646,106	Pact Group Holdings Ltd.	7,009,046
13,359	Peet Ltd.	14,200
17,980	Pendal Group Ltd.	123,525
5,607	Perpetual Ltd.	169,155
145,022	Perseus Mining Ltd.(c)	49,807
48,159	Platinum Asset Mangement Ltd.	204,283
58,151	PMP Ltd.(c)	12,239
11,475	Premier Investments Ltd.	135,490
58,555	Primary Health Care Ltd.	166,936
50,519	Qantas Airways Ltd.	218,483
194,951	Qube Holdings Ltd.	335,995
111,348	Quintis Ltd.(b)(c)	21,711
110,936	Ramelius Resources Ltd.(c)	42,817
40,693	RCR Tomlinson Ltd.	124,015
30,974	Reckon Ltd.(c)	30,013
41,660	Reece Ltd.	332,486
4,219	Regis Healthcare Ltd.	12,124
99,706	Regis Resources Ltd.	351,846
7,115	Reject Shop Ltd. (The)	39,427
273,867	Resolute Mining Ltd.	233,888
8,395	Retail Food Group Ltd.	5,808
101,020	Ridley Corp. Ltd.	96,849
4,184	Ruralco Holdings Ltd.	9,892
38,005	Sandfire Resources NL	224,927
177,820	Santos Ltd.(c)	819,003
222,211	Saracen Mineral Holdings Ltd.(c)	312,367
230,868	Seek Ltd.	3,358,159
13,321	Select Harvests Ltd.	62,369
136,793	Senex Energy Ltd.(c)	42,457
Shares		Value
AUSTRALIA (continued)
16,377	Servcorp Ltd.	$58,841
40,465	Service Stream Ltd.	48,042
21,331	Seven Group Holdings Ltd.	290,866
106,612	Seven West Media Ltd.	44,339
10,138	Shaftesbury Plc, REIT	20,315
6,302,616	Shopping Centres Australasia Property Group REIT(b)	11,255,908
212,165	Sigma Healthcare Ltd.	123,284
105,606	Silver Lake Resources Ltd.(c)	44,255
9,054	Sirtex Medical Ltd.	189,354
149,883	Southern Cross Media Group Ltd.	129,784
112,599	Spark Infrastructure Group	198,535
15,042	SpeedCast International Ltd.	66,809
290,472	St Barbara Ltd.	926,685
237,816	Star Entertainment Group Ltd.	941,102
97,778	Steadfast Group Ltd.	201,331
37,756	Sunland Group Ltd.	49,929
34,160	Super Retail Group Ltd.	184,688
510,873	Tabcorp Holdings Ltd.	1,679,923
70,795	Tassal Group Ltd.	206,243
42,660	Technology One Ltd.	158,459
36,550	Ten Network Holdings Ltd.(a)(b)	0
4,364	Tiger Resources Ltd.(a)(b)(c)	65
57,260	Tox Free Solutions Ltd.	148,169
109,463	TPG Telecom Ltd.	459,150
207,285	Troy Resources Ltd.(c)	20,351
26,484	Villa World Ltd.	49,174
28,287	Village Roadshow Ltd.(c)	45,943
492,324	Virgin Australia Holdings Ltd.(c)	81,235
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
12,200	Virtus Health Ltd.	51,742
9,699	Vita Group Ltd.	7,889
45,485	Vocus Group Ltd.	83,594
9,912	Webjet Ltd.	81,644
50,095	Western Areas NL	128,998
43,208	Westgold Resources Ltd.(c)	47,826
138,862	Whitehaven Coal Ltd.	478,831
27,345	Worleyparsons Ltd.	333,301
65,654	WPP AUNZ Ltd.	45,285
		115,504,880
AUSTRIA — 0.2%
1,453	Agrana Beteiligungs AG	169,941
14,870	ams AG	1,226,432
11,400	Andritz AG	612,767
17,053	Austria Technologie & Systemtechnik AG	421,083
5,680	CA Immobilien Anlagen AG	196,958
869	DO & CO AG	54,017
6,666	EVN AG	136,478
3,513	FACC AG(c)	86,228
1,017	Flughafen Wien AG	41,329

2

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
AUSTRIA (continued)
924	Kapsch TrafficCom AG	$41,132
1,397	Lenzing AG	162,564
1,068	Mayr Melnhof Karton AG	157,983
8,170	Oesterreichische Post AG	392,351
1,990	Palfinger AG	74,618
5,197	POLYTEC Holding AG	93,534
1,766	Porr Ag	62,850
49,153	Raiffeisen Bank International AG(c)	1,659,210
6,198	Rhi Magnesita NV(c)	370,335
516	Rosenbauer International AG	31,371
5,208	S IMMO AG	103,021
3,570	S&T AG	91,642
1,691	Schoeller-Bleckmann Oilfield Equipment AG(c)	209,052
2,222	Semperit AG Holding	49,011
18,977	Strabag SE	780,913
26,142	Telekom Austria AG	249,283
333	UBM Development AG	16,809
38,384	UNIQA Insurance Group AG	459,624
21,803	Verbund AG	675,220
10,623	Vienna Insurance Group AG Wiener Versicherung Gruppe	345,304
51,607	Voestalpine AG	2,722,639
437	Warimpex Finanz- und Beteiligungs AG(c)	780
31,255	Wienerberger AG	787,559
4,663	Zumtobel Group AG	42,257
		12,524,295
BELGIUM — 0.5%
10,354	Ackermans & van Haaren NV	1,868,334
1,443	Aedifica SA REIT	130,851
113,113	Ageas	6,050,691
81,689	AGFA - Gevaert NV(c)	291,237
320	Ascencio REIT	19,475
648	Atenor	36,598
96	Banque Nationale de Belgique	341,382
1,888	Barco NV	243,893
1,791	Befimmo SA REIT	116,302
21,523	Bekaert SA	904,065
15,744	Bpost SA	345,278
1,079	Celyad SA(c)	36,907
4,522	Cie d’Entreprises CFE	569,194
1,352	Cie Immobiliere de Belgique SA	88,648
1,861	Cofinimmo SA REIT	247,041
67,708	Colruyt SA	3,810,011
40,458	Deceuninck NV	143,053
12,200	Deceuninck NV- VVPR Strip(a)(b)	0
9,907	D’ieteren SA/NV	421,663
30,060	Econocom Group SA/NV	193,535
2,685	Elia System Operator SA NV	169,632
80,671	Euronav NV	650,920
3,009	EVS Broadcast Equipment SA	98,599
Shares		Value
BELGIUM (continued)
7,354	Exmar NV(c)	$51,362
2,258	Fagron NV(c)	38,878
75,112	Galapagos NV(c)	6,730,306
101	Home Invest Belgium REIT	10,556
972	Intervest Offices & Warehouses NV REIT	27,921
695	Jensen-Group NV	37,352
3,601	Kinepolis Group NV	251,611
47	Lotus Bakeries	133,385
4,584	MDxHealth(c)	20,628
4,096	Melexis NV	389,770
547	Montea SCA REIT	29,383
40,262	Nyrstar NV(c)	277,840
21,787	Ontex Group NV	558,455
18,218	Orange Belgium SA	378,147
540	Picanol	59,813
32,976	Proximus SADP	1,010,521
1,089	RealDolmen	48,307
22,770	Recticel SA	284,311
530	Resilux	90,001
748	Retail Estates NV REIT	65,697
422	Roularta Media Group NV	11,236
4,023	Sioen Industries NV	148,120
2,417	Sipef NV	174,624
4,857	Telenet Group Holding NV(c)	283,842
277	TER Beke SA	56,563
15,963	Tessenderlo Chemie NV(c)	669,217
38,370	Umicore SA	2,134,081
1,138	Van de Velde NV	47,011
1,885	Warehouses De Pauw CVA REIT	231,850
95	Wereldhave Belgium NV REIT	10,957
		31,039,054
BERMUDA — 0.7%
415,441	Argo Group International Holdings Ltd.(b)	24,282,526
68,517	Aspen Insurance Holdings Ltd.	2,908,547
73,502	Axis Capital Holdings Ltd.	4,314,567
26,400	Bank Of NT Butterfield & Son Ltd. (The)	1,252,680
17,853	Everest Re Group Ltd.	4,153,858
87,972	Hiscox Ltd.	1,798,912
152,500	James River Group Holdings Ltd.	5,538,800
33,210	RenaissanceRe Holdings Ltd.	4,517,888
		48,767,778
BRAZIL — 0.5%
6,300	AES Tiete Energia SA - Units	20,519
22,467	Aliansce Shopping Centers SA(c)	109,667
32,600	Alpargatas SA - Preference Shares	145,263
6,100	Alupar Investimento SA - Units	30,141
6,100	Arezzo Industria e Comercio SA	92,270
31,778	B2W Cia Digital(c)	260,342

3

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
BRAZIL (continued)
34,369	Banco ABC Brasil SA - Preference Shares	$183,755
127,187	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	726,119
56,005	BR Malls Participacoes SA	174,256
10,249	BR Properties SA	26,096
37,153	Brasil Brokers Participacoes SA(c)	5,939
8,600	Brasilagro - Co Brasileira de Propriedades Agricolas	32,650
58,726	Cia Brasileira de Distribuicao - Preference Shares	1,313,926
1,850	Cia de Gas de Sao Paulo - COMGAS - Class A, Preference Shares	31,004
11,800	Cia de Locacao das Americas	101,387
24,300	Cia de Saneamento Basico do Estado de Sao Paulo	243,194
2,800	Cia de Saneamento de Minas Gerais-COPASA	39,979
10,700	Cia de Saneamento do Parana - Preference Shares	32,376
3,700	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	71,514
363,100	Cia Energetica de Minas Gerais - ADR	867,809
19,900	Cia Energetica de Minas Gerais - Preference Shares	48,057
1,833	Cia Energetica do Ceara - Class A, Preference Shares	28,778
16,200	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	95,493
31,800	Cia Hering	174,377
3,400	Cia Paranaense de Energia - Class B, Preference Shares	26,108
245,200	Cia Siderurgica Nacional SA(c)	618,739
2,128	Construtora Tenda SA(c)	15,484
27,146	Cosan Logistica SA(c)	84,153
17,800	Cosan SA Industria e Comercio	203,090
9,600	CVC Brasil Operadora e Agencia de Viagens SA	158,557
74,588	Cyrela Brazil Realty SA Empreendimentos e Participacoes	294,034
30,000	Direcional Engenharia SA(c)	51,125
202,995	Duratex SA	625,812
22,800	EcoRodovias Infraestrutura e Logistica SA	65,148
25,500	EDP - Energias do Brasil SA	100,961
7,300	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	71,141
234,072	Embraer SA	1,482,661
83,100	Embraer SA - ADR	2,095,782
3,000	Engie Brasil Energia SA	31,899
16,700	Equatorial Energia SA	338,986
Shares		Value
BRAZIL (continued)
29,000	Estacio Participacoes SA	$262,500
69,200	Even Construtora e Incorporadora SA(c)	89,680
20,600	Ez Tec Empreendimentos e Participacoes SA	116,784
234,821	Fibria Celulose SA	4,607,672
28,600	Fleury SA	213,161
8,000	Fras-Le SA	12,537
7,100	GAEC Educacao SA	41,690
133,100	Gerdau SA	632,217
34,100	Gerdau SA	135,594
8,200	Gol-Linhas Aereas Inteligentes SA - Preference Shares(c)	45,223
12,200	Grendene SA	94,969
3,100	Guararapes Confeccoes SA	121,630
33,920	Helbor Empreendimentos SA(c)	14,040
45,131	Hypera SA	404,906
10,300	Iguatemi Empresa de Shopping Centers SA	105,405
44,800	International Meal Company Alimentacao SA	104,864
47,172	Iochpe-Maxion SA	377,570
112,381	JBS SA	281,017
7,000	JSL SA(c)	14,067
81,700	Klabin SA - Units	494,183
161,084	Kroton Educacional SA	646,966
9,000	Light SA(c)	44,651
8,400	Linx SA	54,143
61,722	Localiza Rent a Car SA	489,801
33,406	Lojas Americanas SA	143,801
15,044	Lojas Americanas SA - Preference Shares	85,243
127,053	Lojas Renner SA	1,178,700
20,700	M Dias Branco SA	259,873
15,700	Magnesita Refratarios SA	257,693
4,000	Mahle-Metal Leve SA	27,997
12,687	Marcopolo SA	11,698
258,700	Marcopolo SA - Preference Shares	302,033
25,184	Marfrig Global Foods SA(c)	57,008
12,201	Marisa Lojas SA(c)	20,374
24,900	Mills Estruturas e Servicos de Engenharia SA(c)	24,735
11,800	Minerva SA	27,486
60,800	MRV Engenharia e Participacoes SA	259,292
10,000	Multiplan Empreendimentos Imobiliarios SA	188,884
6,500	Multiplus SA	53,159
30,900	Natura Cosmeticos SA	285,079
33,761	Odontoprev SA	144,847
48,400	Paranapanema SA(c)	17,823
51,655	Porto Seguro SA	667,215
60,000	Portobello SA	88,205
5,330	Profarma Distribuidora de Produtos Farmaceuticos SA(c)	8,672

4

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
BRAZIL (continued)
58,000	Qualicorp SA	$401,490
8,400	Raia Drogasil SA	164,777
70,700	Randon Participacoes SA - Preference Shares	176,387
789	Restoque Comercio e Confeccoes de Roupas SA(c)	6,338
41,490	Rumo SA(c)	175,283
42,550	Santos Brasil Participacoes SA(c)	40,568
58,483	Sao Martinho SA	282,966
7,000	Ser Educacional SA	33,170
16,500	SLC Agricola SA	211,431
11,600	Smiles Fidelidade SA	238,907
2,800	Sonae Sierra Brasil SA	17,936
14,900	Springs Global Participacoes SA(c)	40,236
167,612	Sul America SA - Units	1,035,374
116,559	Suzano Papel e Celulose SA	1,359,833
15,000	T4F Entretenimento SA	42,861
7,400	Technos SA(c)	5,703
17,621	Totvs SA	160,406
32,800	TPI - Triunfo Participacoes e Investimentos SA(c)	23,220
23,200	Transmissora Alianca de Energia Eletrica SA - Units	141,656
32,900	Tupy SA	178,813
16,110	Unipar Carbocloro SA - Preference Shares	130,740
3,700	Usinas Siderurgicas de Minas Gerais SA(c)	13,572
167,500	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares(c)	519,254
14,589	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	77,459
92,200	Via Varejo SA - Units	777,457
12,400	Wiz Solucoes e Corretagem de Seguros SA	35,325
		30,924,840
CAMBODIA — 0.0%
320,000	NagaCorp Ltd.	331,235
CANADA — 2.7%
2,275	Absolute Software Corp.	12,350
2,408	Acadian Timber Corp.	36,928
83,136	Advantage Oil & Gas Ltd.(c)	264,828
27,538	Aecon Group, Inc.	387,134
1,900	AG Growth International, Inc.	77,039
20,000	AGF Management Ltd. - Class B	109,817
1,910	AGT Food & Ingredients, Inc.	24,397
2,500	Air Canada(c)	49,145
1,200	AirBoss of America Corp.	13,262
73,576	Alamos Gold, Inc. - Class A	397,693
2,681	Algoma Central Corp.	31,718
Shares		Value
CANADA (continued)
44,644	Algonquin Power & Utilities Corp.	$434,635
2,050	Alio Gold, Inc.(c)	4,008
20,658	AltaGas Ltd.	398,213
4,000	Altus Group Ltd.	100,627
1,400	Andrew Peller Ltd.	19,681
73,945	ARC Resources Ltd.	824,715
7,300	Atco Ltd. - Class I	220,885
51,400	Athabasca Oil Corp.(c)	60,850
15,400	ATS Automation Tooling Systems, Inc.(c)	210,739
3,354	AutoCanada, Inc.	56,999
267,386	B2Gold Corp.(c)	768,452
2,400	Badger Daylighting Ltd.	46,226
31,700	Baytex Energy Corp.(c)	141,964
5,740	Bellatrix Exploration Ltd.(c)	8,539
12,200	Birchcliff Energy Ltd.	44,184
8,400	Bombardier, Inc. - Class A(c)	25,973
76,155	Bombardier, Inc. - Class B(c)	235,473
69,385	Bonavista Energy Corp.	85,384
8,700	Bonterra Energy Corp.	107,060
697,522	Boralex, Inc. - Class A	12,467,876
890,236	CAE, Inc.	16,827,780
16,500	Calfrac Well Services Ltd.(c)	86,101
500	Calian Group Ltd.	11,800
51,600	Cameco Corp.	543,348
18,300	Canaccord Genuity Group, Inc.	86,515
35,750	Canacol Energy Ltd.(c)	119,450
6,800	Canadian Apartment Properties REIT	196,170
3,400	Canadian Real Estate Investment Trust REIT	133,728
22,300	Canadian Western Bank	591,737
26,643	Canfor Corp.(c)	611,941
11,757	Canfor Pulp Products, Inc.	165,282
8,000	CanWel Building Materials Group Ltd.	41,746
3,200	Capital Power Corp.	60,762
72,367	Capstone Mining Corp.(c)	63,126
2,862	Cardinal Energy Ltd.	11,547
43,552	Cascades, Inc.	415,524
31,157	Celestica, Inc.(c)	358,659
69,726	Centerra Gold, Inc.(c)	425,758
18,544	CES Energy Solutions Corp.	90,846
2,700	Chesswood Group Ltd.	22,480
29,004	China Gold International Resources Corp. Ltd.(c)	58,959
13,300	CI Financial Corp.	279,891
445,870	Cineplex, Inc.	10,421,402
6,800	Cogeco Communications, Inc.	362,310
3,464	Cogeco, Inc.	177,523
9,700	Colliers International Group, Inc.	658,855
6,825	Computer Modelling Group Ltd.	50,180
49,000	Copper Mountain Mining Corp.(c)	45,415

5

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CANADA (continued)
1,912	Corby Spirit and Wine Ltd.	$29,619
3,800	Corus Entertainment, Inc. - Class B	18,942
50,217	Cott Corp.	718,084
149,835	Crescent Point Energy Corp.	1,312,858
25,091	Crew Energy, Inc.(c)	51,005
48,220	Delphi Energy Corp.(c)	36,805
10,500	Denison Mines Corp.(c)	4,825
56,500	Derwent London Plc, REIT	642,970
6,900	Descartes Systems Group, Inc. (The)(c)	203,945
35,700	Detour Gold Corp.(c)	258,029
4,300	DHX Media Ltd.	11,554
11,361	Dorel Industries, Inc. - Class B	245,545
4,400	Dundee Precious Metals, Inc.(c)	11,172
91,300	ECN Capital Corp.	241,770
664	E-L Financial Corp. Ltd.	416,286
9,887	Eldorado Gold Corp.(c)	9,395
91,300	Element Fleet Management Corp.	344,877
33,669	Empire Co. Ltd. - Class A	651,117
17,837	Enbridge Income Fund Holdings, Inc.	381,482
18,173	EnerCare, Inc.	245,713
41,281	Enerflex Ltd.	504,458
55,431	Enerplus Corp.	643,266
2,342	Enghouse Systems Ltd.	121,446
15,417	Ensign Energy Services, Inc.	73,846
50,333	Entertainment One Ltd.	188,532
3,939	Equitable Group, Inc.	177,691
2,800	Evertz Technologies Ltd.	38,687
3,224	Exchange Income Corp.	76,159
8,800	Exco Technologies Ltd.	66,825
38	EXFO, Inc.(c)	141
10,800	Extendicare, Inc.	70,068
1,000	Fiera Capital Corp.	8,817
76,082	Finning International, Inc.	1,919,308
7,834	First Capital Realty Inc.	122,457
21,951	First Majestic Silver Corp.(c)	142,584
1,563	First National Financial Corp.	32,320
9,700	FirstService Corp. - Voting Shares	679,933
35,000	Fortuna Silver Mines, Inc.(c)	198,723
1,000	GDI Integrated Facility Services, Inc.(c)	12,867
23,321	Genworth MI Canada, Inc.	753,784
4,500	Gibson Energy, Inc.	58,075
3,400	Gluskin Sheff + Associates, Inc.	41,125
400	goeasy Ltd.	11,683
56,629	Gran Tierra Energy, Inc.(c)	186,565
10,752	Great Canadian Gaming Corp.(c)	306,829
19,949	Guyana Goldfields, Inc.(c)	77,375
10,074	Heroux-Devtek, Inc.(c)	115,259
4,040	High Liner Foods, Inc.	34,612
Shares		Value
CANADA (continued)
7,648	Home Capital Group, Inc.(c)	$85,716
8,300	Horizon North Logistics, Inc.	15,321
79,353	HudBay Minerals, Inc.	554,380
154,888	IAMGOLD Corp.(c)	846,851
22,533	Imperial Metals Corp.(c)	35,100
36,900	Industrial Alliance Insurance and Financial Services, Inc.	1,549,918
3,600	Ingenia Communities Group, REIT	35,132
1,392,631	Innergex Renewable Energy, Inc.(b)	14,686,104
27,000	Interfor Corp.(c)	504,903
15,926	Intertape Polymer Group, Inc.	247,458
324,613	Intu Properties Plc, REIT	6,449,533
25,000	Iron Bridge Resources, Inc.(c)	9,541
18,416	Jean Coutu Group PJC, Inc. (The) Class A	352,700
10,100	Just Energy Group, Inc.	42,242
1,300	K-Bro Linen, Inc.	35,954
8,800	Kelt Exploration Ltd.(c)	55,653
20,366	Keyera Corp.	548,349
1,953	Kingsway Financial Services, Inc.(c)	7,636
514,345	Kinross Gold Corp.(c)	1,990,961
36,601	Kirkland Lake Gold Ltd.	638,547
16,100	Klondex Mines Ltd.(c)	39,374
14,535	Laurentian Bank of Canada	558,216
8,626	Leon’s Furniture Ltd.	114,077
17,910	Linamar Corp.	1,003,641
5,500	Liquor Stores NA Ltd.	44,207
70,300	Lucara Dianmond Corp.	111,148
164,691	Lundin Mining Corp.	1,090,287
7,130	Magellan Aerospace Corp.	107,509
500	Mainstreet Equity Corp.(c)	16,204
24,900	Major Drilling Group International, Inc.(c)	124,505
47,229	Mandalay Resources Corp.	7,725
19,300	Maple Leaf Foods, Inc.	465,232
28,898	Martinrea International, Inc.	344,809
2,100	Mediagrif Interactive Technologies, Inc.	17,975
1,600	Medical Facilities Corp.	17,583
30,570	MEG Energy Corp.(c)	158,094
2,123	Melcor Developments Ltd.	23,810
13,200	Methanex Corp.	797,280
1,803	Methanex Corp.	108,676
6,054	Mitel Networks Corp.(c)	67,568
10,302	Morneau Shepell, Inc.	203,561
2,186	MTY Food Group, Inc.	78,488
38,700	Mullen Group Ltd.	438,557
7,829	New Flyer Industries, Inc.	359,575
122,558	New Gold, Inc.(c)	287,316
4,802	Norbord, Inc.	198,296
10,846	North West Co., Inc. (The)	233,232
16,129	Northland Power, Inc.	290,811

6

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CANADA (continued)
8,500	NorthWest Healthcare Properties Real Estate Investment Trust, REIT	$136,508
65,000	NuVista Energy Ltd.(c)	426,769
8,300	Obsidian Energy Ltd.(c)	9,179
8,600	Osisko Gold Royalties Ltd.	83,927
26,536	Pan American Silver Corp.	427,817
12,837	Pan American Silver Corp.	206,932
9,732	Paramount Resources Ltd. - Class A(c)	138,937
54,424	Parex Resources, Inc.(c)	936,350
18,488	Parkland Fuel Corp.	429,244
14,000	Pason Systems, Inc.	195,724
66,723	Peyto Exploration & Development Corp.	630,879
5,653	Pizza Pizza Royalty Corp.	60,891
1,000	Polaris Infrastructure, Inc.	14,884
56,600	Precision Drilling Corp.(c)	201,899
25,190	Premier Gold Mines Ltd.(c)	53,364
6,936	Premium Brands Holdings Corp.	651,545
6,820	Pulse Seismic, Inc.	15,935
6,200	Pure Industrial Real Estate Trust REIT	39,017
33,200	Quarterhill, Inc.	49,905
53,400	Quebecor, Inc. - Class B	995,674
14,785	Questerre Energy Corp. - Class A(c)	10,594
44,418	Raging River Exploration Inc(c)	247,007
10,943	RB Energy, Inc.(b)	5
2,700	Resilient REIT Ltd., REIT	23,552
13,200	Richelieu Hardware Ltd.	284,880
750,000	Ritchie Bros Auctioneers, Inc.	24,547,500
369,843	Ritchie Bros. Auctioneers, Inc.	12,086,617
3,100	Rocky Mountain Dealerships, Inc.	29,842
26,754	Rogers Sugar, Inc.	125,024
13,600	Russel Metals, Inc.	309,084
33,588	Sandstorm Gold Ltd.(c)	155,390
27,414	Secure Energy Services, Inc.	172,518
118,801	SEMAFO, Inc.(c)	368,260
25,550	Seven Generations Energy Ltd. - Class A(c)	364,559
13,400	ShawCor Ltd.	259,244
19,526	Sherritt International Corp.(c)	18,553
6,082	Sienna Senior Living, Inc.	82,612
12,100	Sierra Wireless, Inc.(c)	209,591
391	Sleep Country Canada Holdings, Inc.	10,738
3,400	SmartCentres Real Estate Investment Trust REIT	76,265
5,212	Spartan Energy Corp.(c)	25,817
1,900	Spin Master Corp.(c)	71,075
28,100	Sprott, Inc.	74,411
48,544	SSR Mining, Inc.(c)	497,179
39,894	SSR Mining, Inc.(c)	407,717
12,222	Stantec, Inc.	310,988
Shares		Value
CANADA (continued)
4,087	Stantec, Inc.	$103,810
19,615	Stars Group, Inc. (The)(c)	610,166
7,060	Stella-Jones, Inc.	255,852
2,100	Stuart Olson, Inc.	12,054
22,548	Student Transportation, Inc.	168,590
19,026	SunOpta, Inc.(c)	128,327
20,300	Superior Plus Corp.	196,684
52,409	Surge Energy, Inc.	97,556
32,400	Tamarack Valley Energy Ltd.(c)	89,835
26,525	Taseko Mines Ltd.(c)	31,608
14,598	Teranga Gold Corp.(c)	55,711
21,164	TFI International, Inc.	612,692
2,400	Theratechnologies, Inc.(c)	17,178
4,501	TMX Group Ltd.	271,473
44,000	TORC Oil & Gas Ltd.	249,480
20,645	Toromont Industries Ltd.	904,138
17,764	Total Energy Services, Inc.	188,439
46,946	Tourmaline Oil Corp.	883,014
27,756	TransAlta Corp.	146,135
13,378	TransAlta Corp.	70,903
806,159	Transalta Renewables, Inc.	7,195,438
30,590	Transcontinental, Inc. - Class A	644,226
55,852	Trican Well Service Ltd.(c)	148,770
14,500	Trinidad Drilling Ltd.(c)	21,005
6,497	Uni-Select, Inc.	100,546
3,080	Valener, Inc.	48,289
9,795	Vermilion Energy, Inc.	331,169
1,936	Vermilion Energy, Inc.	65,441
3,202	Wajax Corp.	59,005
20,400	Wesdome Gold Mines Ltd.(c)	30,029
7,900	West Fraser Timber Co. Ltd.	535,117
148,038	Western Forest Products, Inc.	319,378
6,800	Westjet Airlines Ltd.	121,017
8,613	Westshore Terminals Investment Corp.	148,721
58,210	Whitecap Resources, Inc.	421,631
4,348	Winpak Ltd.	161,397
327,069	WSP Global, Inc.	16,193,603
246,166	Yamana Gold, Inc.	707,467
9,994	Yangarra Resources Ltd.(c)	49,661
11,914	Yellow Pages Ltd.(c)	65,047
6,007	ZCL Composites, Inc.	56,704
		178,076,520
CAYMAN ISLANDS — 0.0%
16,600	Consolidated Water Co. Ltd.	234,890
11,000	Greenlight Capital Re Ltd. - Class A(c)	170,499
		405,389
CHILE — 0.1%
253,140	AES Gener SA	70,743
111,196	Aguas Andinas SA - Class A	73,899
107,384	Besalco SA	123,775
49,097	CAP SA	570,856
18,740	Cia Cervecerias Unidas SA	259,371

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CHILE (continued)
5,631,865	Cia Sud Americana de Vapores SA(c)	$252,505
47,017	Coca-Cola Embonor SA - Class B, Preference Shares	135,549
465,357	Colbún SA	115,793
46,074	Embotelladora Andina SA - Class B	229,251
35,206	Empresa Nacional de Telecomunicaciones SA	415,658
17,319	Empresas Hites SA	17,741
493,391	Empresas La Polar SA(c)	40,019
1,369,725	Enel Chile SA	170,546
374,736	Engie Energia Chile SA	806,951
724,976	Enjoy SA(c)	68,342
10,794	Forus SA	40,476
152,426	Grupo Security SA	77,535
263,298	Inversiones Aguas Metropolitanas SA	499,243
5,968	Inversiones La Construccion SA	118,638
37,586,978	Itau CorpBanca	384,228
273,781	Masisa SA(c)	25,425
6,895	Parque Arauco SA	21,361
49,518	PAZ Corp. SA	79,118
11,951	Ripley Corp. SA	12,883
141,573	Salfacorp SA	270,170
120,485	Sigdo Koppers SA	229,828
507,222	Sociedad Matriz SAAM SA	52,801
29,332	Socovesa SA	19,655
28,425	SONDA SA	52,363
29,577	Vina Concha y Toro SA	65,229
		5,299,952
CHINA — 2.7%
22,302	21Vianet Group, Inc. - ADR(c)	117,532
143,000	361 Degrees International Ltd.	45,216
3,212	500.Com Ltd. - Class A - ADR(c)	58,619
2,280	51Job, Inc. - ADR(c)	188,191
9,841	58.Com Inc. - ADR(c)	860,005
2,521,250	Agile Group Holdings Ltd.	4,973,402
7,188,000	Agricultural Bank of China Ltd. - H Shares	4,052,684
8,260,000	Aluminum Corp. of China Ltd. - H Shares(c)	4,665,144
3,344,000	Angang Steel Co. Ltd. - H Shares	3,584,523
91,000	ANTA Sports Products Ltd.	519,264
410,000	Anton Oilfield Services Group(c)	57,396
41,000	Aowei Holdings, Ltd.(c)	10,166
210,000	Asia Cement China Holdings Corp.	112,435
128,813	Asia Plastic Recycling Holding Ltd.	48,639
164,000	AVIC International Holdings Ltd.	111,045
Shares		Value
CHINA (continued)
849,000	AviChina Industry & Technology Co. - H Shares	$535,297
361,000	Baic Motor Corp. Ltd.	348,474
5,468,000	Bank of China Ltd. - H Shares	2,968,201
140,500	Bank of Chongqing Co. Ltd. - H Shares	106,200
3,777,000	Bank of Communications Co. Ltd. - H Shares	3,090,663
104,000	Baoye Group Co. Ltd. - H Shares(c)	69,069
154,737	Baozun, Inc. - ADR(c)	7,116,355
1,089,000	BBMG Corp. - H Shares	496,702
306,000	Beijing Capital International Airport Co. Ltd. - H Shares	416,764
446,000	Beijing Capital Land Ltd. - H Shares	237,523
176,000	Beijing North Star Co. Ltd. - H Shares	62,686
61,000	Beijing Urban Construction Design & Development Group Co. Ltd.	29,820
80,000	Best Pacific International Holdings Ltd.	31,509
8,082	Bitauto Holdings, Ltd. - ADR(c)	171,096
343,000	BYD Electronic International Co. Ltd.	523,009
72,000	Cabbeen Fashion Ltd.	25,284
206,000	CAR, Inc.(c)	196,435
5,000	Cayman Engley Industrial Co. Ltd.	25,388
287,656	Central China Real Estate Ltd.(c)	131,304
120,000	Central China Securities Co. Ltd.	45,748
32,000	Changshouhua Food Co. Ltd.	15,220
140,000	Chaowei Power Holdings Ltd.	78,179
70,000	China Animal Healthcare Ltd.(a)(b)(c)	4,185
1,116,000	China Aoyuan Property Group Ltd.	896,538
196,000	China BlueChemical Ltd. - H Shares	51,514
708,000	China Coal Energy Co. Ltd. - H Shares	306,938
846,000	China Communications Services Corp. Ltd. - H Shares	531,136
33,000	China Conch Venture Holdings Ltd.	102,450
2,760,000	China Construction Bank Corp. - H Shares	2,891,539
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	25,009
206,000	China Eastern Airlines Corp. Ltd. - H Shares	170,169
148,000	China Electronics Optics Valley Union Holding Co. Ltd.	12,183
268,000	China Energy Engineering Corp. Ltd.	52,451

8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CHINA (continued)
31,600	China Everbright Water Ltd.	$9,972
186,000	China Financial Services Holdings Ltd.	16,540
323,000	China Galaxy Securities Co. Ltd. - H Shares	212,158
124,000	China Greenland Broad Greenstate Group Co. Ltd.	15,848
592,500	China Harmony New Energy Auto Holding Ltd.(c)	333,237
259,000	China Hongqiao Group Ltd.	281,745
472,000	China Huishan Dairy Holdings Co. Ltd.(b)(c)	174
79,500	China Huiyuan Juice Group Ltd.(b)(c)	20,461
244,800	China International Capital Corp. Ltd.	553,888
59,100	China International Marine Containers Group Co. Ltd. - H Shares	94,056
3,691,000	China Lesso Group Holdings. Ltd.	2,844,753
173,000	China Lilang Ltd.	216,963
1,862	China Lodging Group Ltd. - ADR	260,047
76,000	China Maple Leaf Educational Systems Ltd.	105,311
138,000	China Medical System Holdings Ltd.	337,931
70,000	China Meidong Auto Holdings Ltd.	30,526
2,474,000	China Minsheng Banking Corp. Ltd. - H Shares	2,315,171
81,000	China Modern Dairy Holdings Ltd.(c)	13,738
2,338,834	China National Building Material Co. Ltd. - H Shares	2,732,446
92,000	China Oilfield Services Ltd.	91,788
200,000	China Oriental Group Co. Ltd.	143,319
2,148,500	China Railway Construction Corp. Ltd. - H Shares	2,544,316
4,007,000	China Railway Group Ltd. - H Shares	3,211,720
143,000	China Railway Signal & Communication Corp. Ltd.	111,487
1,012,000	China Reinsurance Group Corp.	213,206
379,000	China Resources Pharmaceutical Group Ltd.	523,952
165,000	China Sanjiang Fine Chemicals Co. Ltd.	63,334
6,735,400	China SCE Property Holdings Ltd.	3,379,907
91,000	China Shineway Pharmaceutical Group Ltd.	186,611
352,000	China Silver Group Ltd.	64,730
352,000	China Southern Airlines Co. Ltd. - H Shares	379,020
Shares		Value
CHINA (continued)
236,500	China Sunshine Paper Holdings Co. Ltd.	$67,767
111,000	China Suntien Green Energy Corp. Ltd. - H Shares	37,113
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)(c)	4,231
31,000	China XLX Fertiliser Ltd.	12,426
649,500	China ZhengTong Auto Services Holdings Ltd.	525,210
788,000	China Zhongwang Holdings Ltd.	441,508
434,000	Chinasoft International Ltd.	318,952
138,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	13,299
3,563,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	2,725,602
1,930,000	CIFI Holdings Group Co. Ltd.	1,519,774
21,000	Cogobuy Group	10,156
36,000	Colour Life Services Group Co. Ltd.	30,631
85,000	Consun Pharmaceutical Group Ltd.	91,595
1,015,600	Coolpad Group Ltd.(b)(c)	9,912
519,093	COSCO Shipping Development Co. Ltd. - H Shares(c)	96,130
390,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	192,579
300,000	COSCO Shipping Holdings Co. Ltd. - H Shares(c)	152,385
330,000	Cosmo Lady China Holdings Co. Ltd.	211,252
123,000	CPMC Holdings Ltd.	75,832
4,167	CSMall Group Ltd.(c)	929
532,000	CSPC Pharmaceutical Group Ltd.	1,355,035
378,000	CT Environmental Group Ltd.	57,513
104,000	Da Ming International Holdings Ltd.	35,405
324,000	Dali Foods Group Co. Ltd.	224,291
645,000	Dalian Port PDA Co. Ltd. - H Shares	104,785
244,000	Datang International Power Generation Co .Ltd. - H Shares(c)	79,915
25,800	Dongfang Electric Corp. Ltd. - H Shares(c)	20,128
474,000	Dongfeng Motor Group Co. Ltd. - H Shares	524,165
240,000	Dongyue Group Ltd.	199,813
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	49,151
156,000	E-Commodities Holdings Ltd.	12,394
7,659	Ehi Car Services Ltd. - ADR(c)	100,103
44,000	ENN Energy Holdings Ltd.	411,467
1,567,500	Fantasia Holdings Group Co. Ltd.	308,284

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CHINA (continued)
92,000	First Tractor Co. Ltd. - H Shares	$32,105
83,000	Fu Shou Yuan International Group Ltd.	79,173
454,600	Fufeng Group Ltd.	253,332
1,214,000	Future Land Development Holdings Ltd.	1,005,273
51,600	Fuyao Glass Industry Group Co. Ltd.	177,353
86,000	Golden Eagle Retail Group Ltd.	98,794
10,695,600	GOME Retail Holdings Ltd.	1,150,490
434,000	Goodbaby International Holdings Ltd.	275,474
140,451	Grand Baoxin Auto Group Ltd.(c)	58,623
327,500	Great Wall Motor Co. Ltd. - H Shares	339,683
223,000	Greatview Aseptic Packaging Co. Ltd.	147,795
351,000	Greenland Hong Kong Holdings Ltd.	161,717
2,508,000	Greentown China Holdings Ltd.	3,305,096
12,000	Greentown Service Group Co. Ltd.	9,979
61,000	Guangdong Yueyun Transportation Co. Ltd. - H Shares	35,118
94,000	Guangshen Railway Co. Ltd. - H Shares	54,508
2,754,400	Guangzhou R&F Properties Co. Ltd. - H Shares	6,548,856
58,000	Guolian Securities Co. Ltd - H Shares	20,280
116,000	Guorui Properties Ltd.	38,221
86,000	Haichang Ocean Park Holdings Ltd.(c)	20,958
94,000	Haitian International Holdings Ltd.	250,162
150,000	Harbin Bank Co. Ltd. - H Shares(c)	40,693
164,000	Harbin Electric Co. Ltd. - H Shares	48,161
122,500	HC International, Inc.	82,579
114,000	Hengan International Group Co. Ltd.	1,013,841
29,000	Hiroca Holdings Ltd.	100,174
33,000	HNA Infrastructure Company Ltd. - H Shares	43,687
180,000	Honghua Group Ltd.(c)	17,750
68,000	HOSA International Ltd.	24,533
138,000	Huan Yue Interactive Holdings Ltd.(c)	15,540
34,000	Huaneng Power International, Inc. - H Shares	22,471
2,228,000	Huaneng Renewables Corp. Ltd. - H Shares	989,461
277,000	Huishang Bank Corp. Ltd. - H Shares	133,501
Shares		Value
CHINA (continued)
4,164,000	Industrial & Commercial Bank of China Ltd. - H Shares	$3,655,499
27,100	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	31,425
72,600	JD.Com, Inc. - ADR(c)	2,650,626
90,000	Jiangsu Expressway Co. Ltd. - H Shares	123,401
183,000	Jiangxi Copper Co. Ltd. - H Shares	260,171
13,935	Jinkosolar Holding Co., Ltd. - ADR(c)	256,125
5,500	JNBY Design Ltd.	11,143
1,285,000	Kaisa Group Holdings Ltd.(c)	686,427
186,000	Kangda International Environmental Co. Ltd.	31,881
7,000	Kasen International Holdings Ltd.(c)	1,625
26,568	Kingcan Holdings Ltd.	17,320
4,518,000	Kingdee International Software Group Co. Ltd.(c)	4,385,891
755,000	KWG Property Holding Ltd.	1,017,017
102,700	Legend Holdings Corp.	342,797
2,302,000	Lenovo Group Ltd.	1,092,936
326,000	Leoch International Technology Ltd.	49,168
450,000	Leyou Technologies Holdings Ltd.(c)	115,020
77,000	Li Ning Co. Ltd.(c)	86,699
47,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(c)	12,673
398,000	Lifetech Scientific Corp.(c)	121,086
850,000	Logan Property Holdings Co. Ltd.	1,246,245
460,000	Lonking Holdings Ltd.	209,034
238,000	Luye Pharma Group Ltd.	252,326
8,494,000	Maanshan Iron & Steel Co. Ltd. - H Shares(c)	4,169,315
5,414,000	Microport Scientific Corp.	6,304,653
54,000	Minth Group Ltd.	256,398
95,000	Mobile Internet China Holding Ltd.	25,143
393,800	Modern Land China Co. Ltd.	73,586
593	Momo, Inc. - ADR(c)	20,696
7,500	New Century Healthcare Holding Co. Ltd.(c)	10,943
14,295	New Oriental Education & Technology Group, Inc. - ADR	1,284,263
2,060	Noah Holdings Ltd. - ADR(c)	106,440
98,000	NVC Lighting Holdings Ltd.	9,911
5,100	On-Bright Electronics, Inc.	41,162
54,000	O-Net Technologies Group Ltd.(c)	34,494
162,000	Ozner Water International Holding Ltd.(c)	43,753
456,500	Parkson Retail Group Ltd.(c)	55,994

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CHINA (continued)
4,074,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	$1,917,979
19,900	Poly Culture Group Corp. Ltd.	33,862
5,419,000	Postal Savings Bank of China Co. Ltd. - Class H	3,712,568
900,000	Powerlong Real Estate Holdings Ltd.	464,082
81,000	PW Medtech Group Ltd.(c)	15,229
34,000	Q Technology Group Co. Ltd.	41,396
169,000	Qingdao Port International Co. Ltd.	138,846
342,000	Qinhuangdao Port Co. Ltd.	90,552
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)	12,570
67,000	Real Gold Mining Ltd.(a)(b)(c)	2,245
222,400	Red Star Macalline Group Corp. Ltd. - H Shares	298,640
140,000	Redco Group Ltd.	87,686
1,094,000	Renhe Commercial Holdings Co. Ltd.(c)	22,061
128,000	Ronshine China Holdings Ltd.(c)	189,868
69,000	Sany Heavy Equipment International Holdings Co. Ltd.	21,391
840,480	Semiconductor Manufacturing International Corp.(c)	1,080,936
115,000	Shandong Chenming Paper Holdings Ltd. - H Shares	174,619
376,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	231,067
12,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	12,219
464,000	Shanghai Dasheng Agricultural Finance Technology Co. Ltd. - H Shares	7,922
388,000	Shanghai Electric Group Co. Ltd. - H Shares(c)	140,869
42,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	230,534
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(c)	22,053
25,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	12,232
10,300	Shanghai Haohai Biological Technology Co. Ltd.	67,348
517,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	213,916
10,400	Shanghai La Chapelle Fashion Co. Ltd.	10,838
93,500	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	255,224
Shares		Value
CHINA (continued)
510,000	Shanghai Prime Machinery Co. Ltd. - H Shares	$84,269
77,500	Shengjing Bank Co. Ltd. - H Shares	51,775
56,000	Shenzhen Expressway Co. Ltd. - H Shares	56,827
50,000	Shenzhou International Group Holdings Ltd.	545,812
793,881	Shui On Land Ltd.	213,760
64,000	Sichuan Expressway Co. Ltd. - H Shares	22,100
1,003,000	Sihuan Pharmaceutical Holdings Group Ltd.	242,413
6,000	Silergy Corp.	125,472
163,570	Sino Gas & Energy Holdings, Ltd.(c)	20,828
67,636	Sino Grandness Food Industry Group Ltd.(c)	10,076
5,176,062	Sino-Ocean Land Holdings Ltd.	3,594,061
140,000	Sinopec Engineering Group Co. Ltd. - H Shares	144,340
610,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	405,046
16,800	Sinopharm Group Co. Ltd. - H Shares	70,841
114,000	Sinosoft Technology Group Ltd.	47,741
852,000	Sinotrans Ltd. - H Shares	488,162
1,037,500	Sinotruk Hong Kong Ltd.	1,215,561
290,000	Skyfame Realty Holdings Ltd.(c)	203,831
398,500	SOHO China Ltd.	204,624
8,914	Sohu.Com, Inc.(c)	276,156
294,000	Springland International Holdings Ltd.	82,788
100,000	Sun King Power Electronics Group	19,855
563,000	Sunac China Holdings Ltd.	2,391,471
53,000	Sunshine 100 China Holdings Ltd.(c)	19,517
27,456	TAL Education Group - ADR(c)	999,948
1,840	Tarena International, Inc. - ADR	18,602
255,000	Tenwow International Holdings Ltd.	37,305
36,000	Tian Shan Development Holdings Ltd.	10,393
44,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	23,898
284,000	Tianneng Power International Ltd.	409,783
350,000	Tingyi Cayman Islands Holding Corp.	663,321
64,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	102,882
12,800	Tonly Electronics Holdings Ltd.	12,982
78,500	Travelsky Technology Ltd. - H Shares	229,301

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
CHINA (continued)
210,000	Trigiant Group Ltd.	$31,137
201,000	Trony Solar Holdings Co. Ltd.(a)(b)(c)	3,022
1,225,875	UBS Beijing Capital Retailing Group Co. Ltd. - A Shares	1,443,002
1,052,300	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares	813,617
880,099	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares	1,966,423
1,753,800	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares	2,233,236
2,724,200	UBS Daqin Railway Co. Ltd. - A Shares	3,563,499
1,802,958	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares	2,671,371
354,694	UBS MLS Co. Ltd. - A Shares	1,035,398
1,966,580	UBS Ping An Bank Co. Ltd. - A Shares	3,366,844
3,869,500	UBS Rizhao Port Co. Ltd. - A Shares	2,338,494
1,703,100	UBS Shandong Haihua Co. Ltd. - A Shares	1,980,569
3,933,200	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares	1,961,172
2,428,900	UBS Shenzhen Airport Co. Ltd. - A Shares	3,000,906
1,787,197	UBS Wuxi Taiji Industry Co. Ltd. - A Shares	2,332,167
807,500	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares	1,730,311
623,400	Uni-President China Holdings Ltd.	589,320
13,792	Vipshop Holdings Ltd. - ADR(c)	213,500
888,000	Want Want China Holdings Ltd.	784,700
864,000	Weichai Power Co. Ltd. - H Shares	1,000,208
1,172,000	West China Cement Ltd.(c)	237,712
26,000	Wisdom Education International Holdings Co. Ltd.	18,541
302,000	Wuzhou International Holdings Ltd.(c)	22,991
862,000	Xiamen International Port Co. Ltd. - H Shares	151,006
453,101	Xingda International Holdings Ltd.	161,838
15,000	Xingfa Aluminium Holdings Ltd.(c)	12,202
86,240	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	163,305
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(c)	30,210
658,000	Xinyi Solar Holdings Ltd.	299,820
Shares		Value
CHINA (continued)
222,500	XTEP International Holdings Ltd.	$129,266
34,500	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	146,058
468,000	Yanzhou Coal Mining Co. Ltd. - H Shares	585,619
308,000	Yashili International Holdings Ltd.(c)	70,039
15,000	Yichang HEC Changjiang Pharmaceutical Co. Ltd. - H Shares	71,230
20,000	Yihai International Holding Ltd.	27,321
10,088	Yirendai Ltd. - ADR	355,804
251,500	Youyuan International Holdings Ltd.(c)	143,246
1,233,760	Yuzhou Properties Co. Ltd.	897,475
4,979	YY Inc. - ADR(c)	479,926
178,000	Zhaojin Mining Industry Co. Ltd. - H Shares	139,338
62,000	Zhejiang Expressway Co. Ltd. - H Shares	63,669
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
332,000	Zhong An Real Estate Ltd.(c)	21,797
319,500	Zhongsheng Group Holdings Ltd.	915,903
62,200	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	329,777
274,000	Zijin Mining Group Co. Ltd. - Class H	124,286
4,073,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	1,749,487
6,725	ZTO Express Cayman, Inc. - ADR	110,963
		181,258,271
DENMARK — 0.5%
12,751	ALK-Abello A/S(c)	1,611,050
36,992	Alm Brand A/S	390,944
8,231	Amagerbanken A/S(a)(b)	0
28,870	Ambu A/S - B Shares	669,530
7,172	Bang & Olufsen A/S(c)	176,540
3,706	Bavarian Nordic A/S(c)	101,158
1,472	Brodrene Hartmann A/S	86,967
18,654	Chr. Hansen Holding A/S	1,690,967
17,912	Columbus A/S	44,939
11,507	D/S Norden A/S(c)	209,933
17,125	Dfds A/S	1,066,184
9,270	FLSmidth & Co. A/S	572,586
36,042	Genmab A/S(c)	7,276,816
60,956	GN Store Nord A/S	2,141,627
9,156	H. Lundbeck A/S	530,422
4,951	H+H International A/S - Class B(c)	104,800
825	Harboes Bryggeri A/S - Class B	11,343
3,213	IC Group A/S	84,495

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
DENMARK (continued)
72,808	ISS A/S	$2,539,117
26,206	Jyske Bank A/S	1,569,205
9,306	Matas A/S	107,171
5,088	Nilfisk Holding A/S(c)	249,163
5,778	NKT A/S(c)	171,758
1,254	NNIT A/S	34,771
2,218	Nordjyske Bank A/S	68,975
1,840	Parken Sport & Entertainment A/S	22,878
12,552	Per Aarsleff A/S	469,974
7,650	Ringkjoebing Landbobank A/S	460,865
519	Rockwool International A/S - A Shares	141,104
2,414	Rockwool International A/S - B Shares	727,789
9,265	Royal Unibrew A/S	613,437
1,028	RTX A/S	27,227
7,117	Santa Fe Group A/S(c)	38,665
6,565	Schouw & Co.	645,731
8,811	SimCorp A/S	638,792
1,591	Solar A/S - Class B	102,664
28,027	Spar Nord Bank A/S	320,091
53,083	Sydbank A/S	1,962,383
561,792	TDC A/S(c)	4,569,178
132	Tivoli A/S	13,747
21,852	TK Development A/S(c)	24,960
16,542	Topdanmark A/S(c)	777,965
29,778	Tryg A/S	704,805
17,964	William Demant Holding A/S(c)	700,088
721	Zealand Pharma AS(c)	10,852
		34,483,656
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	429,296
662	BankNordik P/F	11,354
		440,650
FINLAND — 0.5%
22,392	Afarak Group Oyj	28,087
5,418	Aktia Bank Oyj	53,869
4,177	Alma Media Oyj	37,745
20,572	Amer Sports Oyj	629,280
897	Asiakastieto Group Oyj	34,081
5,440	Aspo Oyj	62,460
6,463	Atria Oyj	91,931
954	BasWare Oyj(c)	47,057
12,077	Bittium Oyj	78,620
10,302	Cargotec Oyj - Class B	524,708
24,833	Caverion Corp.(c)	207,484
40,986	Citycon Oyj	93,738
22,539	Cramo Oyj	529,119
29,832	Elisa Oyj	1,318,647
862	Ferratum Oyj	27,750
37,096	Finnair Oyj	505,643
7,981	Fiskars Oyj Abp	198,622
Shares		Value
FINLAND (continued)
12,148	F-Secure Oyj	$54,138
10,645	HKScan Oyj - A Shares	39,635
21,678	Huhtamaki Oyj	881,748
2,500	Ilkka-Yhtyma Oyj	9,667
63,837	Kemira Oyj	854,394
2,280	Kesko Oyj - A Shares	130,041
15,965	Kesko OYJ - B Shares	937,461
35,936	Konecranes Oyj	1,465,554
9,402	Lassila & Tikanoja Oyj	188,673
75,818	Metsa Board Oyj	849,488
21,925	Metso Oyj	779,221
79,905	Neste Oyj	6,728,519
16,916	Nokian Renkaat Oyj	676,840
5,429	Olvi Oyj - Class A	182,177
27,474	Oriola Oyj - Class B	92,608
6,792	Orion Oyj - Class A	223,275
21,898	Orion Oyj - Class B	664,180
146,050	Outokumpu Oyj	945,203
25,811	Outotec Oyj(c)	234,759
2,538	Pihlajalinna Oyj	40,308
845	Ponsse Oyj	31,766
3,126	Poyry Oyj	21,829
48,416	Raisio Oyj - V Shares	206,015
31,582	Ramirent Oyj	274,510
2,043	Revenio Group Oyj	32,740
52,835	Sanoma Oyj	587,350
7,186	SRV Group Oyj	24,487
8,661	Stockmann Oyj Abp - Class B(c)	42,056
299,539	Stora Enso Oyj - Class R	5,908,281
163,338	Talvivaara Mining Co. Plc(a)(b)	1,124
18,666	Technopolis Oyj	87,310
1,099	Teleste Oyj	8,434
16,141	Tieto Oyj	578,160
7,655	Tikkurila Oyj	138,398
15,354	Uponor Oyj	267,502
6,966	Vaisala Oyj - Class A	171,323
54,430	Valmet Oyj	1,031,782
45,309	Wartsila Oyj Abp	962,014
39,981	YIT Oyj	268,305
		31,090,116
FRANCE — 1.9%
4,968	ABC Arbitrage	41,153
8,307	Actia Group	81,690
135,901	Air France-KLM(c)	1,331,885
1,984	Akka Technologies SA	138,287
16,880	Albioma SA	417,426
33,754	Alstom SA	1,536,765
353	Altarea SCA REIT	89,959
5,734	Alten SA	569,548
37,209	Altran Technologies SA	574,346
4,680	Amplitude Surgical SAS(c)	22,734
2,778	Antalis International SAS(c)	5,472
2,203	APRIL SA	39,932
544	Argan SA REIT	28,255

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
FRANCE (continued)
50,239	Arkema SA	$6,581,030
3,814	Assystem	128,399
1,208	Aubay	58,322
459	Axway Software SA	11,218
612	Bastide le Confort Medical	36,094
12,712	Beneteau SA	287,242
3,523	Bigben Interactive	58,563
5,973	BioMerieux	472,184
1,783	Boiron SA	158,916
10,287	Bonduelle SCA	457,843
5,459	Bourbon SA	34,313
52,614	Bureau Veritas SA	1,375,739
98	Burelle SA	156,837
10,330	Casino Guichard Perrachon SA	535,833
479	Catering International Services	10,839
1,749	Cegedim SA(c)	74,198
252,897	Cellectis SA(b)(c)	7,322,316
9,130	Chargeurs SA	275,568
5,908	Cie des Alpes	210,361
19,977	Coface SA(c)	253,100
69,200	Derichebourg SA	612,425
1,675	Devoteam SA	178,619
19,338	Edenred	666,202
35,398	Eiffage SA	4,213,477
410	Electricite de Strasbourg SA	63,719
20,405	Elior Group SA	416,650
21,847	Elis SA	522,499
3,439	Eramet(c)	598,580
1,990	Esso SA Francaise(c)	120,533
23,263	Europcar Groupe SA	271,017
84,618	Eutelsat Communications SA	1,832,570
1,226	Exel Industries SA - Class A	156,078
43,377	Faurecia SA	3,542,114
590	Fleury Michon SA	34,293
5,476	Fnac Darty SA(c)	587,556
1,024	Fnac Darty SA(c)	109,453
2,326	Fonciere Des Regions REIT	260,136
51,917	Gaztransport Et Technigaz SA	3,218,636
2,777	Gecina SA REIT	481,393
68,766	Getlink SE	970,422
6,371	GL Events	200,675
1,860	Groupe Crit	202,374
1,726	Groupe Open	73,003
1,572	Guerbet	99,646
4,545	Haulotte Group SA	89,567
238	HERIGE SADCS	12,432
3,255	ICADE REIT	323,464
301	ID Logistics Group(c)	53,691
1,164	Iliad SA	233,153
11,216	Imerys SA	1,023,712
156,478	Ingenico Group SA	13,687,599
1,622	Interparfums SA	74,964
5,550	Ipsen SA	898,359
20,380	IPSOS	775,886
6,546	Jacquet Metal Service	252,714
10,725	JCDecaux SA	384,342
Shares		Value
FRANCE (continued)
431	Kaufman & Broad SA	$22,706
375,900	Korian SA	13,143,320
71,674	Lagardere SCA	2,049,953
863	Laurent-Perrier	109,043
1,403	Le Belier	96,884
1,830	Le Noble Age	117,907
4,484	Lectra	117,100
1,180	Linedata Services	47,986
202,041	LISI(b)	7,447,635
602	Maisons France Confort SA	37,571
3,615	Manitou BF SA	164,033
174	Manutan International	17,454
6,402	Mersen SA	300,801
13,382	METabolic EXplorer SA(c)	31,935
10,264	Metropole Television SA	252,708
5,327	MGI Coutier	183,891
1,975	Mr Bricolage	35,672
1,247	Naturex(c)	202,359
22,346	Neopost SA	602,967
18,608	Nexans SA	981,601
7,196	Nexity SA	449,967
4,931	Nicox(c)	54,626
1,512	NRJ Group(c)	15,689
5,591	Oeneo SA	67,358
3,406	OL Groupe SA(c)	12,509
6,110	Orpea	782,972
6,929	Parrot SA(c)	46,095
2,367	Pierre & Vacances SA(c)	116,642
17,792	Plastic Omnium SA	855,038
6,264	Plastivaloire	143,244
769	PSB Industries SA	42,984
19,054	Rallye SA	297,326
1,236	Recylex SA(c)	15,990
79,980	Rexel SA	1,239,830
188	Robertet SA	113,005
3,540	Rothschild & Co.	134,437
235,208	Rubis SCA	18,300,638
5,534	Sartorius Stedim Biotech	515,869
2,786	Savencia SA	288,565
54,627	SCOR SE	2,215,292
6,771	SEB SA	1,297,349
1,284	Seche Environnement SA	46,595
2,032	Societe BIC SA	207,320
436	Societe pour l’Informatique Industrielle	13,138
526	SOITEC(c)	42,773
49,337	Solocal Group(c)	63,326
2,470	Somfy SA	245,674
2,659	Sopra Steria Group	567,584
16,659	SPIE SA	376,942
38,627	Ste Industrielle d’Aviation Latecoere SA(c)	250,291
1,739	Stef SA	214,473
32,625	Suez	470,504
4,082	Synergie SA	249,801
9,324	Tarkett SA	275,559

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
FRANCE (continued)
30,541	Technicolor SA	$50,118
14,768	Teleperformance SA	2,373,249
36,528	Television Francaise 1	456,648
451	Tessi SA(c)	94,360
332	TFF Group	15,962
826	Thermador Groupe	119,067
957	Touax SA(c)	11,951
1,951	Trigano SA	367,658
42,609	UBISOFT Entertainment(c)	4,071,201
577	Union Financiere de France BQE SA	21,332
106,014	Vallourec SA(c)	640,244
10,371	Valneva SE(c)	48,862
602	Vetoquinol SA	38,155
7,551	Vicat SA	556,493
1,831	VIEL & Cie SA	12,255
2,914	Vilmorin & Cie SA	205,799
596	Virbac SA(c)	93,078
1,002	Vranken - Pommery Monopole SA	28,685
340	Worldline SA(c)	17,148
		125,833,516
GABON — 0.0%
72	Total Gabon	13,559
GEORGIA — 0.0%
5,317	BGEO Group Plc	254,175
GERMANY — 2.4%
19,639	Aareal Bank AG	982,322
25,024	ADVA Optical Networking SE(c)	171,832
40,347	AIXTRON SE(c)	572,673
174	All for One Steeb AG	14,004
4,617	Allgeier SE	146,767
1,125	Amadeus Fire AG	123,292
352	Atoss Software AG	37,751
23,296	Aurubis AG	2,081,829
24,594	Axel Springer SE	2,014,555
310	Basler AG	63,489
6,954	Bauer AG	216,422
7,302	BayWa AG	254,982
4,340	Bechtle AG	366,513
2,119	Bertrandt AG	236,437
1,508	Bijou Brigitte AG	86,496
10,155	Bilfinger SE	483,302
256	Biotest AG - Preference Shares	8,155
48,216	Borussia Dortmund GmbH & Co. KGaA	318,652
42,784	Brenntag AG	2,450,323
2,756	CANCOM SE	323,005
6,532	Carl Zeiss Meditec AG	444,255
18,529	Ceconomy AG	207,633
2,761	CENIT AG	68,319
5,549	CENTROTEC Sustainable AG	89,019
3,390	Cewe Stiftung & Co. KGaA	347,028
Shares		Value
GERMANY (continued)
6,990	Comdirect Bank AG	$107,205
4,968	CompuGroup Medical SE	258,830
16,237	CropEnergies AG	100,134
9,664	CTS Eventim AG & Co KGaA	451,949
183,814	Deutsche Lufthansa AG	5,342,589
36,249	Deutsche Pfandbriefbank AG	586,370
62,704	Deutz AG	605,787
3,960	Dic Asset AG	48,723
7,379	DMG Mori AG	425,096
2,100	Dr Hoenle AG	182,158
1,716	Draegerwerk AG & Co. KGaA	105,423
5,318	Draegerwerk AG & Co. KGaA - Preference Shares	391,247
6,958	Drillisch AG	503,083
88,092	Duerr AG	8,742,447
2,478	Eckert & Ziegler AG	108,889
7,759	Elmos Semiconductor AG	251,522
21,112	ElringKlinger AG	381,682
166,535	Fielmann AG	13,675,672
2,636	First Sensor AG(c)	74,290
5,207	Francotyp-Postalia Holding AG	21,610
27,736	Fraport AG Frankfurt Airport Services Worldwide	2,684,162
42,911	Freenet AG	1,362,159
9,156	Fuchs Petrolub SE	491,631
7,844	Fuchs Petrolub SE	403,029
28,744	GEA Group AG	1,122,254
101,767	Gerresheimer AG	8,278,245
10,596	Gerry Weber International AG	100,935
6,342	Gesco AG	216,678
3,907	GFT Technologies SE	61,727
9,049	Grammer AG	583,034
4,785	GRENKE AG	564,148
5,430	H&R GmbH & Co. KGaA(c)	79,867
8,905	Hamborner AG REIT	99,911
14,465	Hamburger Hafen und Logistik AG	347,339
566	Hapag-Lloyd AG(c)	24,229
172,589	Heidelberger Druckmaschinen AG(c)	641,149
20,819	Hella GmbH & Co. KGaA	1,284,123
3,483	Hochtief AG	635,533
11,858	HolidayCheck Group AG(c)	40,095
2,152	Hornbach Baumarkt AG	72,392
13,464	HUGO BOSS AG	1,262,191
10,263	Indus Holding AG	734,495
958	Isra Vision AG	210,962
8,050	Jenoptik AG	292,041
132,375	Jost Werke AG(c)	5,563,359
13,209	Jungheinrich AG - Preference Shares	557,050
66,118	K+S AG	1,941,861
37,788	KION Group AG	3,149,803
28,513	Kloeckner & Co. SE	347,550
4,252	Koenig & Bauer AG	348,977
8,718	Krones AG	1,116,861

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
GERMANY (continued)
210	KSB SE & Co. KGaA	$110,919
516	KWS Saat SE	186,191
56,757	Lanxess AG	4,204,232
5,043	Leg Immobilien AG	581,473
1,596	Leifheit AG	46,867
23,169	Leoni AG	1,451,011
1,170	Manz AG(c)	47,882
1,297	MasterFlex SE	13,531
99,555	METRO AG	1,440,270
23,264	MLP AG	140,587
92,033	Morphosys AG(c)	9,505,427
25,223	MTU Aero Engines AG	4,338,624
47,094	Nemetschek SE	5,643,593
2,244	Nexus AG	75,000
7,867	Nordex SE(c)	90,132
123,083	NORMA Group SE	9,024,958
2,536	OHB SE	112,594
33,352	OSRAM Licht AG	1,917,435
541	paragon AG	34,635
23,955	Patrizia Immobilien AG(c)	478,198
1,780	Pfeiffer Vacuum Technology AG	263,349
56,197	PNE Wind AG	166,599
1,310	Progress-Werk Oberkirch AG	68,852
23,637	ProSiebenSat.1 Media SE	857,504
322	Puma SE	156,789
47,795	QSC AG	94,790
870	R Stahl AG	30,420
15,354	Rational AG	9,602,546
25,667	Rheinmetall AG	3,354,194
96,058	RHOEN-KLINIKUM AG(b)	3,140,942
8,336	RIB Software AG	220,900
233,027	RWE AG(c)	5,569,742
17,769	SAF-Holland SA	330,859
12,816	Salzgitter AG	703,798
6,413	Sartorius AG - Preference Shares	985,041
16,525	Schaeffler AG	255,751
1,854	Schaltbau Holding AG(c)	57,436
330	Secunet Security Networks AG	39,021
881	Senvion SA(c)	11,521
3,648	SHW AG	155,764
1,480	Siltronic AG(c)	236,987
7,992	Sixt Leasing SE	171,593
6,938	Sixt SE	816,393
8,410	Sixt SE - Preference Shares	687,237
8,180	SMA Solar Technology AG	502,739
977	Softing AG	10,469
16,554	Software AG	813,768
1,462	Sto Se & Co. KGAA - Preference Shares	194,879
6,642	Stroeer SE & Co. KGaA	486,160
22,636	Suedzucker AG	376,223
5,516	Suess MicroTec AG(c)	84,764
4,187	Surteco SE	133,745
18,609	Symrise AG	1,504,197
Shares		Value
GERMANY (continued)
13,159	TAG Immobilien AG	$278,075
19,992	Takkt AG	412,958
28,133	Talanx AG	1,267,532
695	Technotrans AG	35,136
9,399	Tier REIT, Inc., REIT	141,400
4,769	TLG Immobilien AG	137,198
8,774	Tom Tailor Holding AG(c)	94,495
524	Traffic Systems SE	12,518
67,209	Uniper SE	2,078,044
21,585	United Internet AG	1,395,201
14,542	VERBIO Vereinigte BioEnergie AG	69,989
4,362	Villeroy & Boch AG - Preference Shares	97,414
3,481	Vossloh AG(c)	176,285
8,913	VTG AG	508,457
10,394	Wacker Chemie AG	1,867,826
10,042	Wacker Neuson SE	323,058
1,892	Washtec AG	181,866
16,854	Wirecard AG	2,280,360
6,076	Wuestenrot & Wuerttembergische AG	146,412
472	XING AG	146,306
		162,270,612
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	88,410
GREECE — 0.2%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
1,455,313	Alpha Bank AE(c)	3,844,653
2,218,429	Eurobank Ergasias SA(c)	2,800,122
36,614	Intralot SA-Integrated Lottery Systems & Services(c)	52,208
4,698,999	National Bank of Greece SA(c)	1,953,544
159,050	OPAP SA	1,903,088
22,848	Proton Bank SA(a)(b)	0
3,238	Sarantis SA	55,456
12,534	T Bank SA(a)(b)(c)	0
2,904	Terna Energy SA	17,906
647	Thessaloniki Port Authority SA	21,902
31,091	TT Hellenic Postbank SA(a)(b)(c)	0
		10,648,879
HONG KONG — 1.4%
1,500,000	Agritrade Resources Ltd.	280,611
1,480,000	Alibaba Pictures Group Ltd.(c)	166,717
1,415,693	Allied Properties HK Ltd.	282,100
58,000	AMVIG Holdings Ltd.	14,911
520,000	Anxin-China Holdings Ltd.(a)(b)(c)	4,784
435,000	Applied Development Holdings Ltd.(c)	34,771
144,250	APT Satellite Holdings Ltd.	68,326

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
HONG KONG (continued)
144,000	Asia Financial Holdings Ltd.	$89,310
320,000	Asia Pacific Silk Road Investment Co. Ltd.(c)	7,706
500	Asia Satellite Telecommunications Holdings Ltd.	394
309,800	ASM Pacific Technology Ltd.	4,245,293
74,000	Associated International Hotels Ltd.(b)	233,475
18,000	Ausnutria Dairy Corp. Ltd.	19,976
275,000	Auto Italia Holdings Ltd.(c)	3,070
1,186,592	AVIC International Holding HK Ltd.(c)	50,922
135,000	Beijing Enterprises Holdings Ltd.	674,311
402,000	Beijing Enterprises Medical & Health Group Ltd.(c)	20,387
940,000	Beijing Enterprises Water Group Ltd.	545,748
8,000	Beijing Gas Blue Sky Holdings Ltd.(c)	518
504,000	Bel Global Resources Holdings Ltd.(a)(b)(c)	0
92,000	Bright Smart Securities & Commodities Group Ltd.	29,987
355,000	Brightoil Petroleum Holdings Ltd.(a)(b)(c)	50,885
196,000	Brilliance China Automotive Holdings Ltd.	348,981
1,644,354	Brockman Mining Ltd.(c)	24,595
492,000	Burwill Holdings, Ltd.(c)	22,093
44,000	Cafe de Coral Holdings Ltd.	108,038
28,000	Camsing International Holding, Ltd.(c)	21,474
28,000	Canvest Environmental Protection Group Co. Ltd.	15,534
1,028,000	Capital Environment Holdings Ltd.(c)	34,418
310,000	Carnival Group International Holdings Ltd.(c)	13,599
92,000	Carrianna Group Holdings Co. Ltd.	12,845
233,000	Cathay Pacific Airways Ltd.	374,104
166,800	Century City International Holdings Ltd.	15,864
564,000	CGN New Energy Holdings Co. Ltd.	75,860
80,213	Champion Technology Holdings, Ltd.(c)	7,748
134,359	Cheuk Nang Holdings Ltd.	77,561
85,873	Chevalier International Holdings Ltd.	134,787
504,000	China Aerospace International Holdings Ltd.	53,745
872,137	China Agri-Industries Holdings Ltd.	366,052
204,000	China All Access Holdings Ltd.	53,227
53,000	China Animation Characters Co. Ltd.	18,037
Shares		Value
HONG KONG (continued)
2,040,000	China Daye Non-Ferrous Metals Mining Ltd.(c)	$21,322
87,000	China Everbright International Ltd.	122,031
525,600	China Fiber Optic Network System Group Ltd.(a)(b)(c)	8,793
20,000	China Flavors & Fragrances Co. Ltd.	6,734
442,000	China Foods Ltd.	202,901
90,000	China Gas Holdings Ltd.	318,931
208,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.(c)	155,207
6,603,000	China High Precision Automation Group Ltd.(a)(b)(c)	0
54,000	China High Speed Transmission Equipment Group Co. Ltd.	78,654
2,684,000	China Jinmao Holdings Group Ltd.	1,519,349
12,236,000	China Lumena New Materials Corp.(a)(b)(c)	0
201,000	China Mengniu Dairy Co. Ltd.	647,982
242,000	China Merchants Land Ltd.	50,789
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0
492,557	China New Town Development Co. Ltd.(c)	17,485
484,000	China Oceanwide Holdings Ltd.(c)	26,391
1,210,000	China Oil and Gas Group Ltd.	90,379
870,750	China Overseas Grand Oceans Group Ltd.	377,988
245,000	China Overseas Property Holdings Ltd.	73,226
113,333	China Power International Development Ltd.	30,380
195,000	China Properties Group Ltd.(c)	37,460
245,102	China Resources Beer Holdings Co. Ltd.	1,055,637
428,440	China Resources Cement Holdings Ltd.	449,467
78,800	China Resources Gas Group Ltd.	289,795
44,000	China Resources Power Holdings Co. Ltd.	84,397
168,000	China Ruifeng Renewable Energy Holdings Ltd.(c)	14,766
86,920	China Singyes Solar Technologies Holdings Ltd.	31,306
2,166,000	China South City Holdings Ltd.	470,948
910,000	China Starch Holdings Ltd.	34,576
1,605,716	China State Construction International Holdings Ltd.	2,088,319
284,000	China Taiping Insurance Holdings Co. Ltd.	949,745
528,000	China Traditional Chinese Medicine Holdings Co. Ltd.	454,018

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
HONG KONG (continued)
1,214,000	China Travel International Investment Hong Kong Ltd.	$452,634
2,038,000	China Unicom Hong Kong Ltd.(c)	2,881,832
28,000	China Vast Industrial Urban Development Co. Ltd.	14,319
84,000	China Water Affairs Group Ltd.	79,720
128,000	China Water Industry Group Ltd.(c)	26,357
10,500	Chinese Estates Holdings, Ltd.	15,617
103,000	Chow Sang Sang Holdings International Ltd.	225,861
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	28,212
237,500	Chuang’s Consortium International Ltd.	53,610
90,000	CIMC Enric Holdings Ltd.(c)	93,094
185,000	CITIC Dameng Holdings Ltd.(c)	9,235
769,000	CITIC Resources Holdings Ltd.	86,612
649,000	CITIC Telecom International Holdings Ltd.	191,164
274,000	Citychamp Watch & Jewellery Group Ltd.	58,559
490,000	CK Life Sciences International Holdings, Inc.	35,376
47,000	Clear Media Ltd.(b)	35,930
95,000	CNQC International Holdings Ltd.	34,502
224,007	Comba Telecom Systems Holdings Ltd.	31,833
1,400,000	Concord New Energy Group Ltd.	65,775
2,254,000	COSCO Shipping Ports Ltd.	1,982,337
93,000	Cowell e Holdings, Inc.	21,319
2,052,000	CP Pokphand Co. Ltd.	184,867
1,359,335	CSI Properties Ltd.	87,838
530,000	Dah Chong Hong Holdings Ltd.	281,515
84,924	Dah Sing Banking Group Ltd.	201,666
60,678	Dah Sing Financial Holdings Ltd.	405,188
80,000	Dawnrays Pharmaceutical Holdings Ltd.	45,398
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)(c)	2,039
209,500	Digital China Holdings Ltd.(c)	119,393
108,000	Dynasty Fine Wines Group Ltd.(a)(b)(c)	3,715
92,000	Eagle Nice International Holdings Ltd.	43,189
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
386,416	Emperor International Holdings Ltd.	117,221
69,800	Esprit Holdings, Ltd.(c)	24,117
518,000	EVA Precision Industrial Holdings Ltd.	80,719
9,500	Fairwood Holdings Ltd.	36,228
Shares		Value
HONG KONG (continued)
591,893	Far East Consortium International Ltd.	$338,020
457,000	Far East Horizon Ltd.	453,475
622,000	First Pacific Co. Ltd.	318,507
168,000	First Shanghai Investments Ltd.(c)	17,553
30,000	Fountain SET Holdings Ltd.	4,614
320,000	Fullshare Holdings Ltd.	175,683
1,816,000	GCL-New Energy Holdings Ltd.(c)	100,727
5,030,000	GCL-Poly Energy Holdings Ltd.(c)	622,185
1,326,000	Gemdale Properties & Investment Corp. Ltd.	150,397
60,150	Get Nice Financial Group Ltd.	9,735
2,406,000	Get Nice Holdings Ltd.	86,994
266,000	Giordano International Ltd.	162,546
1,402,000	Global Brands Group Holding, Ltd.(c)	69,089
471,000	Glorious Property Holdings Ltd.(c)	38,159
220,000	Gold Peak Industries Holdings Ltd.	23,860
60,000	Gold-Finance Holdings, Ltd.(c)	23,741
86,000	Goldlion Holdings Ltd.	35,500
16,000	Good Friend International Holdings, Inc.	3,811
84,000	Guangdong Investment Ltd.	130,018
18,000	Guoco Group Ltd.	238,682
241,600	Guotai Junan International Holdings Ltd.	72,186
93,000	Haier Electronics Group Co. Ltd.	321,759
420,102	Haitong International Securities Group Ltd.	244,893
185,000	Hang Lung Group Ltd.	558,795
133,267	Hanison Construction Holdings Ltd.	24,225
114,000	Harbour Centre Development Ltd.	211,591
21,000	Health and Happiness H&H International Holdings Ltd.(c)	150,830
204,000	Hi Sun Technology (China) Ltd.(c)	31,219
4,871,565	HKBN Ltd.(b)	6,820,847
65,441	HKC Holdings Ltd.	48,769
152,000	HKR International Ltd.	92,484
90,000	Hon Kwok Land Investment Co. Ltd.	51,114
9,600	Hong Kong Aircraft Engineering Co. Ltd.	54,931
253,651	Hongkong & Shanghai Hotels Ltd. (The)	384,431
12,650	Hopewell Highway Infrastructure Ltd.	7,699
135,500	Hopewell Holdings Ltd.	480,661
208,000	Hopson Development Holdings Ltd.	221,277

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
HONG KONG (continued)
188,000	Hsin Chong Group Holdings Ltd.(a)(b)(c)	$1,571
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)(c)	5,572
527,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	193,707
44,000	Hysan Development Co. Ltd.	256,088
3,300	IMAX China Holding, Inc.	10,952
175,000	IPE Group Ltd.	31,910
398,000	IT Ltd.	193,142
66,905	ITC Properties Group Ltd.	23,568
14,000	Jiayuan International Group Ltd.(c)	25,977
95,125	Johnson Electric Holdings Ltd.	331,181
1,094,000	Joy City Property Ltd.	171,614
538,000	Ju Teng International Holdings Ltd.	104,722
521,002	K Wah International Holdings Ltd.	319,800
84,000	Kader Holdings Co. Ltd.	16,098
1,500,000	Kai Yuan Holdings Ltd.(c)	9,939
153,000	Kerry Logistics Network Ltd.	233,636
216,000	Kerry Properties Ltd.	1,032,593
350,200	Kingboard Chemical Holdings Ltd.	1,424,716
243,000	Kingboard Laminates Holdings Ltd.	323,893
74,000	Kingmaker Footwear Holdings Ltd.	19,455
328,000	Kowloon Development Co. Ltd.	369,910
108,000	KuangChi Science Ltd.(c)	24,537
1,248,000	Kunlun Energy Co. Ltd.	1,068,558
43,180	Lai Fung Holdings Ltd.	64,227
41,495	Lai Sun Development Co. Ltd.	64,111
120,640	Lai Sun Garment International Ltd.	173,552
9,000	Lam Soon Hong Kong Ltd.	17,063
68,000	Landsea Green Properties Co. Ltd.	8,944
24,000	Lee & Man Chemical Co. Ltd.	18,147
751,200	Lee & Man Paper Manufacturing Ltd.	827,431
40,500	Lee’s Pharmaceutical Holdings Ltd.	52,363
1,740,000	Li & Fung Ltd.	875,086
131,000	Lifestyle China Group Ltd.(c)	57,728
616,818	Link REIT	5,451,517
106,000	Luk Fook Holdings International Ltd.	443,052
1,298,000	Magnificent Hotel Investment Ltd.	35,252
260,000	Man Wah Holdings Ltd.	192,291
3,700	Mandarin Oriental International Ltd.	8,845
2,600,000	Master Glory Group Ltd.(c)	24,794
194,000	Melco International Development Ltd.	718,254
Shares		Value
HONG KONG (continued)
118,000	Midland Holdings, Ltd.(c)	$32,016
109,000	Ming Fai International Holdings Ltd.	16,391
429,000	Mingfa Group International Co. Ltd.(a)(b)(c)	3,077
702,000	Minmetals Land Ltd.	133,357
48,000	Miramar Hotel & Investment Co. Ltd.	94,341
82,000	Modern Dental Group Ltd.	23,491
56,000	Nameson Holdings, Ltd.	11,123
500,000	Nan Hai Corp. Ltd.	12,926
206,000	National Agricultural Holdings Ltd.(a)(b)(c)	5,856
10,500	NetDragon Websoft, Inc.	25,308
97,000	New World Department Store China Ltd.(c)	22,327
366,000	Newocean Energy Holdings Ltd.(c)	85,248
362,000	Next Digital Ltd.(c)	12,313
825,000	Nine Dragons Paper Holdings Ltd.	1,230,454
1,450,000	North Mining Shares Co. Ltd.(c)	26,784
95,164	NWS Holdings Ltd.	187,646
22,500	Orient Overseas International Ltd.	213,940
4,000	Overseas Chinese Town Asia Holdings Ltd.	2,443
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)(c)	4,679
614,000	Pacific Basin Shipping Ltd.(c)	163,259
105,000	Pacific Textile Holdings Ltd.	96,056
201,240	Paliburg Holdings Ltd.	87,975
378,000	Panda Green Energy Group Ltd.(c)	40,304
50,000	PAX Global Technology Ltd.	22,617
5,189,071	PCCW Ltd.	3,207,635
48,000	Peace Mark Holdings Ltd.(a)(b)	0
408,000	Phoenix Satellite Television Holdings Ltd.	43,445
368,000	Pico Far East Holdings Ltd.	149,533
540,000	Playmates Holdings Ltd.	74,693
116,000	Playmates Toys Ltd.	12,826
4,790,000	Poly Property Group Co. Ltd.(c)	2,226,335
460,000	Polytec Asset Holdings Ltd.	39,167
597,000	Pou Sheng International Holdings Ltd.	99,544
862,000	PYI Corp. Ltd.(c)	15,429
30,000	Realord Group Holdings Ltd.(c)	18,343
314,200	Regal Hotels International Holdings Ltd.	210,349
19,000	Regina Miracle International Holdings, Ltd.	16,302
21,000	Road King Infrastructure Ltd.	39,814
14,000	Rotam Global Agrosciences Ltd.	11,781
199,800	SA SA International Holdings Ltd.	123,972

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
HONG KONG (continued)
116,000	SAS Dragon Holdings Ltd.	$34,206
36,495	Seaspan Corp.	280,647
252,516	Shanghai Industrial Holdings Ltd.	662,170
411,000	Shanghai Industrial Urban Development Group Ltd.	88,393
400,000	Shanghai Zendai Property Ltd.(c)	9,634
234,000	Shangri-La Asia Ltd.	455,391
120,000	Shenwan Hongyuan HK Ltd.	36,981
386,685	Shenzhen International Holdings Ltd.	844,868
2,122,659	Shenzhen Investment Ltd.	857,904
841,129	Shimao Property Holdings Ltd.	2,224,841
892,000	Shougang Concord International Enterprises Co. Ltd.(c)	24,479
842,000	Shougang Fushan Resources Group Ltd.	206,407
652,000	Singamas Container Holdings Ltd.	103,862
1,722,000	Sino Biopharmaceutical Ltd.	3,626,205
2,225,000	Sino Oil And Gas Holdings Ltd.(c)	14,704
344,000	Sinofert Holdings Ltd.(c)	40,941
330,000	Sinopec Kantons Holdings Ltd.	156,101
61,000	SITC International Holdings Co. Ltd.	64,992
246,000	SJM Holdings Ltd.	246,401
10,774,878	Skyworth Digital Holdings Ltd.	4,896,112
36,643	SmarTone Telecommunications Holding Ltd.	38,740
182,386	SMI Holdings Group Ltd.	78,755
7,500	Soundwill Holdings Ltd.	13,341
1,740,000	South China Holdings Co. Ltd.(c)	58,567
269,212	SSY Group Ltd.	272,022
90,500	Stella International Holdings Ltd.	106,644
164,000	Summi Group Holdings, Ltd.	17,467
2,550,500	Sun Art Retail Group Ltd.	2,866,640
271,801	Sun Hung Kai & Co. Ltd.	167,684
66,000	Tao Heung Holdings, Ltd.	11,998
230,666	TCL Multimedia Technology Holdings Ltd.	105,059
35,500	Television Broadcasts Ltd.	112,661
93,500	Texhong Textile Group Ltd.	130,263
224,000	Texwinca Holdings Ltd.	112,623
185,800	Tian An China Investment Co. Ltd.	115,136
1,258,000	Tianjin Port Development Holdings Ltd.	173,997
221,000	Tibet Water Resources Ltd.(c)	95,183
278,644	Tomson Group Ltd.	138,862
330,000	Tongda Group Holdings Ltd.	73,088
8,250	Tongda Hong Tai Holdings Ltd.(c)	1,461
Shares		Value
HONG KONG (continued)
62,000	Top Spring International Holdings Ltd.	$25,718
81,027	Towngas China Co. Ltd.	72,208
468,000	TPV Technology Ltd.	57,650
58,000	Tradelink Electronic Commerce Ltd.	9,863
80,800	Transport International Holdings Ltd.	244,811
368,000	Truly International Holdings Ltd.	83,620
233,000	TSC Group Holdings Ltd.(c)	20,187
100,000	Tsui Wah Holdings Ltd.	14,113
2,002,000	United Energy Group Ltd.	167,550
288,500	United Laboratories International Holdings Ltd. (The)(c)	312,980
216,500	Universal Medical Financial & Technical Advisory Services Co. Ltd.	199,698
44,000	Up Energy Development Group Ltd.(a)(b)(c)	136
111,210	Valuetronics Holdings Ltd.	65,219
670,000	Victory City International Holdings, Ltd.(c)	9,172
42,000	Vinda International Holdings Ltd.	72,606
152,000	Vitasoy International Holdings Ltd.	403,087
483,600	VSTECS Holdings Ltd.	251,706
290,300	VTech Holdings Ltd.	3,534,772
68,622	Wasion Group Holdings Ltd.	38,432
68,000	Wing On Co. International Ltd.	252,695
220,000	Wing Tai Properties Ltd.(a)	170,540
450,000	Xinyi Glass Holdings Ltd.	646,920
3,000	YGM Trading Ltd.	2,318
1,625,872	Yue Yuen Industrial Holdings Ltd.	4,607,666
3,862,946	Yuexiu Property Co. Ltd.	869,093
32,191	Yuexiu Transport Infrastructure Ltd.	24,273
306,000	Zhuhai Holdings Investment Group Ltd.	39,251
		94,980,347
HUNGARY — 0.0%
486,980	Magyar Telekom Telecommunications Plc	842,310
11,745	Richter Gedeon Nyrt	237,162
		1,079,472
INDIA — 0.9%
293	3M India Ltd.(c)	89,925
2,639	5Paisa Capital Ltd.(c)	15,981
4,102	Aarti Industries	82,326
1,662	ABB India Ltd.	33,763
2,329	ACC Ltd.	55,231
59,679	Adani Enterprises Ltd.	124,241

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INDIA (continued)
45,416	Adani Green Energy Ltd.(b)(c)	$17,482
473,621	Adani Ports and Special Economic Zone Ltd.	2,883,724
151,284	Adani Power Ltd.(c)	57,837
84,016	Adani Transmission Ltd(c)	210,849
98,716	Aditya Birla Capital Ltd.(c)	234,998
33,462	Aditya Birla Fashion and Retail Ltd.(c)	73,159
12,792	Aegis Logistics Ltd.	55,222
2,325	AIA Engineering Ltd.	50,259
3,985	Ajanta Pharma Ltd.(c)	80,748
250	Akzo Nobel India Ltd.	7,184
13,659	Alembic Pharmaceuticals Ltd.	109,232
787	Alkem Laboratories Ltd.	23,240
20,057	Allahabad Bank(c)	14,677
9,410	Allcargo Logistics Ltd.	19,628
2,907	Amara Raja Batteries Ltd.	37,383
31,772	Ambuja Cements Ltd.	119,033
28,807	Anant Raj Ltd.	20,188
41,733	Andhra Bank(c)	24,704
4,489	Apar Industries Ltd.	54,090
8,379	Apollo Hospitals Enterprise Ltd.	136,710
85,067	Apollo Tyres Ltd.	374,297
50,716	Arvind Ltd.	320,176
152,423	Ashok Leyland Ltd.	373,857
11,792	Ashoka Buildcon Ltd.	49,992
3,992	Astral Polytechnik Ltd.	56,659
2,224	Atul Ltd.	97,877
42,094	Aurobindo Pharma Ltd.	403,859
6,484	Bajaj Corp. Ltd.	46,410
4,605	Bajaj Electricals Ltd.	45,005
102,837	Bajaj Hindusthan Sugar Ltd.(c)	13,445
13,089	Bajaj Holdings & Investment Ltd.	529,641
10,262	Balkrishna Industries Ltd.	195,622
12,833	Balmer Lawrie & Co. Ltd.	42,185
47,649	Balrampur Chini Mills Ltd.	49,674
33,529	Bank of Baroda	74,333
622,891	Bank of India(c)	963,418
1,330	BASF India Ltd.	42,475
5,028	Bata India Ltd.	60,307
2,183	BEML Ltd. - Partly Paid Shares	34,648
9,384	Berger Paints India Ltd.	40,176
19,283	Bharat Electronics Ltd.	37,706
4,628	Bharat Financial Inclusion Ltd.(c)	80,294
24,210	Bharat Forge Ltd.	279,845
1,484,835	Bharat Heavy Electricals Ltd.	1,943,643
377,948	Bharti Airtel Ltd.	2,310,159
3,536	Birla Corp. Ltd.	40,386
4,707	Bliss Gvs Pharma Ltd.	13,931
634	Blue Dart Express Ltd.	34,921
2,155	Blue Star Ltd.	25,768
10,347	Bodal Chemicals Ltd.	18,254
18,485	Bombay Dyeing & Manufacturing Co. Ltd.	85,250
Shares		Value
INDIA (continued)
13,389	Brigade Enterprises Ltd.	$56,273
6,303	Cadila Healthcare Ltd.(c)	38,847
8,545	Can Fin Homes Ltd.	53,776
399,907	Canara Bank	1,580,816
4,224	Capital First Ltd.	40,459
7,476	Carborundum Universal Ltd.	42,226
632	Care Ratings Ltd.	12,035
16,478	Castrol India Ltd.	47,938
2,390	CCL Products India Ltd.	11,188
10,399	Ceat Ltd.	246,603
4,533	Century Plyboards India Ltd.	22,031
1,713	CESC Ltd.	27,141
64,732	CG Power and Industrial Solutions Ltd.(c)	80,823
57,473	Chambal Fertilizers and Chemicals Ltd.	167,389
3,941	Chennai Petroleum Corp Ltd.	18,865
56,756	Chennai Super Kings Cricket Ltd.(a)(b)	359
6,538	Cholamandalam Investment and Finance Co. Ltd.	169,930
26,937	Cipla Ltd.	244,237
11,146	City Union Bank Ltd.	30,627
7,047	Coffee Day Enterprises Ltd.(c)	36,334
6,394	Colgate-Palmolive India Ltd.	107,359
2,891	Container Corp. of India Ltd.	56,316
14,352	Coromandel International Ltd.	101,951
23,636	Corp. Bank(c)	10,621
50,107	Cox & Kings Ltd.	164,382
47,727	Crompton Greaves Consumer Electricals Ltd.	167,755
2,991	Cummins India Ltd.	34,398
14,681	Cyient Ltd.	166,752
4,361	Dalmia Bharat Ltd.	198,727
6,484	DB Corp. Ltd.(c)	29,030
27,921	DCB Bank Ltd.	81,421
9,427	DCM Shriram Ltd.	46,744
9,279	Deepak Fertilizers & Petrochemicals Corp. Ltd.	49,017
4,866	Deepak Nitrite Ltd.	19,480
8,598	Delta Corp Ltd.	34,502
66,017	Dewan Housing Finance Corp. Ltd.	629,696
16,231	Dhampur Sugar Mills Ltd.	22,918
1,358,249	Dish TV India Ltd.(c)	1,525,252
5,976	Dishman Carbogen Amcis Ltd.(c)	33,430
90,992	Divi’s Laboratories Ltd.	1,627,069
1,197,476	DLF Ltd.	3,973,155
1,513	Dr Lal Pathlabs Ltd.	19,131
9,101	Dr Reddys Laboratories Ltd.	287,861
5,045	eClerx Services Ltd.	100,520
31,357	EID Parry India Ltd.(c)	128,455
4,882	EIH Ltd.	12,790
45,194	Electrosteel Castings Ltd.	19,826
3,704	Elgi Equipments Ltd.	15,739

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INDIA (continued)
6,196	Emami Ltd.	$103,337
9,996	Escorts Ltd.	149,653
20,879	Essel Propack Ltd.	84,041
4,683	Eveready Industries India Ltd.(c)	21,952
37,997	Exide Industries Ltd.	140,537
9,451	FDC Ltd.	35,026
89,105	Federal Bank Ltd.	130,618
4,296	Federal-Mogul Goetze India Ltd.(c)	30,606
11,892	Finolex Cables Ltd.	124,244
12,286	Finolex Industries Ltd.	120,388
92,745	Firstsource Solutions Ltd.(c)	88,132
14,906	Fortis Healthcare Ltd.(c)	33,670
14,283	Future Retail Ltd.(c)	128,456
11,802	Gabriel India Ltd.	27,075
3,840	GAIL India Ltd.	18,659
8,390	Gateway Distriparks Ltd.	21,101
10,841	Gayatri Highways Ltd.(a)(b)(c)	1,186
10,841	Gayatri Projects Ltd.(c)	33,244
2,501	GE T&D India Ltd.	14,085
18,405	Genus Power Infrastructures Ltd.	14,197
12,605	GHCL Ltd.	51,851
7,393	GIC Housing Finance Ltd.	47,926
220	Gillette India Ltd.	21,507
810	GlaxoSmithKline Consumer Healthcare Ltd.	73,905
261	GlaxoSmithKline Pharmaceuticals Ltd.	9,158
14,696	Glenmark Pharmaceuticals Ltd.	125,635
198,377	GMR Infrastructure Ltd.(c)	60,542
998	Godfrey Phillips India Ltd.	13,130
2,234	Godrej Properties Ltd.(c)	26,866
21,363	Granules India Ltd.	34,555
8,395	Graphite India Ltd.	87,230
9,635	Great Eastern Shipping Co. Ltd. (The)	52,955
16,172	Greaves Cotton Ltd.	30,128
770	Greenlam Industries Ltd.	13,666
3,850	Greenply Industries Ltd.	17,743
5,192	Grindwell Norton Ltd.	39,896
8,265	Gruh Finance Ltd.	83,366
6,920	Gujarat Ambuja Exports Ltd.	29,819
10,988	Gujarat Flourochemicals Ltd.	139,900
1,569	Gujarat Gas Ltd.	20,746
21,698	Gujarat Mineral Development Corp. Ltd.	43,820
13,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	97,969
10,870	Gujarat Pipavav Port Ltd.	24,042
27,992	Gujarat State Fertilizers & Chemicals Ltd.	55,761
27,120	Gujarat State Petronet Ltd.	72,331
1,481	Hatsun Agro Products Ltd.	17,446
9,482	Havells India Ltd.	77,406
3,112	HEG Ltd.	128,444
Shares		Value
INDIA (continued)
14,346	HeidelbergCement India Ltd.	$33,239
1,292	Heritage Foods Ltd.	13,758
23,347	Hexaware Technologies Ltd.	156,417
3,702	Hikal Ltd.	14,061
274,868	Himachal Futuristic Communications Ltd.(c)	113,694
8,085	Himadri Speciality Chemical Ltd.	17,753
6,475	Himatsingka Seide Ltd.	37,646
188,770	Hindalco Industries Ltd.	661,062
2,430	Hinduja Global Solutions Ltd.	34,695
21,974	Hindustan Petroleum Corp. Ltd.	99,861
207	Honeywell Automation India Ltd.	58,487
28,793	Housing Development & Infrastructure Ltd.(c)	14,248
10,019	HSIL Ltd.	56,513
4,443	Huhtamaki PPL Ltd.	23,742
40,703	IDBI Bank Ltd.(c)	40,039
366,841	Idea Cellular Ltd.(c)	378,747
98,225	IDFC Bank Ltd.	70,820
73,673	IDFC Ltd.	64,457
1,838	IFB Industries Ltd.(c)	33,629
73,581	IFCI Ltd.(c)	21,810
65,995	IIFL Holdings Ltd.	757,439
64,338	India Cements Ltd. (The)	140,827
35,717	Indiabulls Ventures Ltd.	256,195
1,701	Indian Hume Pipe Co. Ltd.	8,786
6,915	Indraprastha Gas Ltd.	29,685
8,625	Inox Leisure Ltd.(c)	35,320
11,904	Intellect Design Arena Ltd.(c)	35,284
2,682	International Paper APPM Ltd.(c)	13,256
5,383	Ipca Laboratories Ltd.	60,430
7,797	IRB Infrastructure Developers Ltd.	32,817
7,958	J Kumar Infraprojects Ltd.	33,666
22,401	Jagran Prakashan Pvt Ltd.	57,008
157,842	Jain Irrigation Systems Ltd. - DVR	274,109
216,544	Jaiprakash Associates Ltd.(c)	63,876
33,310	Jamna Auto Industries Ltd.	48,603
133,928	Jaypee Infratech Ltd.(c)	10,346
634	JBF Industries Ltd.	970
9,545	Jindal Poly Films Ltd.	43,568
29,253	Jindal Saw Ltd.	53,842
60,947	Jindal Steel & Power Ltd.(c)	228,089
1,701	JK Cement Ltd.	25,433
21,600	JK Paper Ltd.	45,630
30,727	JK Tyre & Industries Ltd.	71,809
103,647	JM Financial Ltd.	219,526
291	Johnson Controls-Hitachi Air Conditioning India Ltd.	11,309
219,780	JSW Energy Ltd.	276,953
6,067	Jubilant Foodworks Ltd.	229,537
22,225	Jubilant Life Sciences Ltd.	292,003

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INDIA (continued)
6,571	Just Dial Ltd.(c)	$43,586
2,020	Jyothy Laboratories Ltd.	10,954
8,493	Kajaria Ceramics Ltd.	69,215
13,606	Kalpataru Power Transmission Ltd.	99,487
10,556	Kalyani Steels Ltd.	50,410
7,451	Kansai Nerolac Paints Ltd.	55,742
23,836	Karnataka Bank Ltd. (The)	43,488
35,893	Karur Vysya Bank Ltd. (The)	58,377
2,611	Kaveri Seed Co. Ltd.	20,847
12,734	KCP Ltd.	25,663
22,177	KEC International Ltd.	133,904
7,194	Kolte-Patil Developers Ltd.	34,832
40,378	KPIT Technologies Ltd.	155,777
858	KPR Mill Ltd.	8,984
4,012	KRBL Ltd.	26,826
59,988	L&T Finance Holdings Ltd.	154,694
635	Lakshmi Machine Works Ltd.	79,827
16,318	Lakshmi Vilas Bank Ltd. (The)	21,739
94,778	LIC Housing Finance Ltd.	772,368
1,512	Linde India Ltd.	10,182
7,292	LT Foods Ltd.	9,863
21,539	Mahindra & Mahindra Financial Services Ltd.	169,729
3,236	Mahindra CIE Automotive Ltd.(c)	12,080
3,376	Mahindra Holidays & Resorts India Ltd.	16,544
3,461	Mahindra Lifespace Developers Ltd.	24,033
208,274	Manappuram Finance Ltd.	379,318
13,303	Mangalore Refinery & Petrochemicals Ltd.	21,439
49,699	Marico Ltd.	246,795
41,135	Marksans Pharma Ltd.	20,438
11,396	Max Ltd.(c)	13,551
14,107	Mcleod Russel India Ltd.	32,675
16,866	Meghmani Organics Ltd.	25,962
57,898	Mercator Ltd.	25,500
1,637	Merck Ltd.	51,961
2,158	Minda Industries Ltd.	35,460
40,920	MindTree Ltd.	661,632
4,232	Mirza International Ltd.	8,683
10,261	Mphasis Ltd.	158,768
310	MRF Ltd.	370,176
11,659	Muthoot Finance Ltd.	78,312
63,997	National Aluminium Co. Ltd.	76,546
5,329	Nava Bharat Ventures Ltd.	11,895
1,175	Navin Fluorine International Ltd.	13,550
12,073	Navneet Education Ltd.	26,284
107,246	NCC Ltd.	213,157
1,485	NESCO Ltd.	13,033
35,322	NHPC Ltd.	15,023
11,497	NIIT Technologies Ltd.	199,092
534	Nilkamal Ltd.	13,619
Shares		Value
INDIA (continued)
34,676	NOCIL Ltd.	$112,475
8,471	Oberoi Realty Ltd.	69,467
2,889	OCL India Ltd.	60,997
19,161	Oil India Ltd.	66,536
10,701	OMAXE Ltd.	35,692
953	Oracle Financial Sevices Software Ltd.(c)	61,367
6,159	Orient Cement Ltd.	13,090
703	Page Industries Ltd.	253,757
13,240	Patel Engineering Ltd.(c)	12,374
24,262	PC Jeweller Ltd.	52,283
7,587	Persistent Systems Ltd.	91,498
34,067	Petronet LNG Ltd.	115,449
765	Pfizer Ltd.	26,052
35,470	Phillips Carbon Black Ltd.	137,773
4,125	Phoenix Mills Ltd. (The)	38,505
7,720	PI Industries Ltd.	100,156
7,602	Pidilite Industries Ltd.	123,394
5,161	Piramal Enterprises Ltd.	200,351
1,665	Polyplex Corp. Ltd.	11,918
121,130	Power Finance Corp. Ltd.	158,838
15,982	Prakash Industries Ltd.(c)	49,958
38,916	Prestige Estates Projects Ltd.	177,386
1,144	Procter & Gamble Hygiene & Health Care Ltd.	163,381
101,946	PTC India Financial Services Ltd.	38,491
54,787	PTC India Ltd.	75,226
757,550	Punjab National Bank(c)	1,077,723
2,139	PVR Ltd.	46,044
11,659	Radico Khaitan Ltd.	72,752
66,516	Rain Industries Ltd.	316,481
23,629	Rajesh Exports Ltd.	241,072
8,005	Rallis India Ltd.	26,325
10,488	Ramco Cements Ltd. (The)	128,968
1,209	Ramkrishna Forgings Ltd.	15,084
38,276	Rashtriya Chemicals & Fertilizers Ltd.	45,995
2,663	Ratnamani Metals & Tubes Ltd.	39,001
1,973	Raymond Ltd.	32,770
1,324	RBL Bank Ltd.	10,466
86,199	Redington India Ltd.	178,026
320,767	Reliance Capital Ltd.	2,078,841
200,341	Reliance Infrastructure Ltd.	1,344,377
71,926	Reliance Power Ltd.(c)	39,657
2,134	Repco Home Finance Ltd.	20,512
315,023	Rural Electrification Corp. Ltd.	599,631
816	Sanofi India Ltd.	59,323
247	Schaeffler India Ltd.	19,809
5,871	Sequent Scientific Ltd.	5,774
38,111	Shipping Corporation of India Ltd.(c)	42,336
310	Shriram City Union Finance Ltd.	11,174
27,457	Shriram Transport Finance Co. Ltd.	659,747

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INDIA (continued)
3,021	Sical Logistics Ltd.(c)	$9,506
2,703	Siemens Ltd.	45,327
1,002	Simplex Infrastructures Ltd.	9,053
129,196	Sintex Plastics Technology Ltd.(c)	103,677
2,280	Siyaram Silk Mills Ltd.	23,121
15,463	SJVN Ltd.	7,683
1,544	SKF India Ltd.	43,253
13,396	Sobha Ltd.	109,958
966	Solara Active Pharma Sciences Ltd.(b)(c)	1,678
1,625	Somany Ceramics Ltd.	13,482
10,072	Sonata Software Ltd.	53,899
195,503	South Indian Bank Ltd. (The)	77,051
30,215	SREI Infrastructure Finance Ltd.	38,525
6,128	SRF Ltd.	219,032
2,533,526	Steel Authority of India Ltd.(c)	2,921,663
24,084	Sterlite Technologies Ltd.	126,250
4,387	Strides Shasun Ltd.	41,771
4,094	Sudarshan Chemical Industries	35,116
10,616	Sun TV Network Ltd.	139,368
6,937	Sundram Fasteners Ltd.	61,759
16,204	Sunteck Realty Ltd.	104,028
4,767	Supreme Industries Ltd.	98,468
2,230	Surya Roshni Ltd.	14,142
8,752	Suven Life Sciences Ltd.	23,480
99,039	Suzlon Energy Ltd.(c)	16,071
516	Swaraj Engines Ltd.	16,396
1,972	Symphony Ltd.	53,573
21,028	Syndicate Bank(c)	17,258
2,674	Syngene International Ltd.	24,917
13,420	TAKE Solutions Ltd.	43,137
6,237	Tamil Nadu Newsprint & Papers Ltd.	32,958
13,597	Tata Chemicals Ltd.	155,188
4,668	Tata Communications Ltd.	43,437
4,448	Tata Elxsi Ltd.	82,096
70,598	Tata Global Beverages Ltd.	313,353
27,232	Tata Power Co. Ltd. (The)	35,891
153,238	Tata Steel Ltd.	1,356,781
8,365	Tata Steel Ltd.(c)	19,910
4,213	TCI Express Ltd.	33,404
4,740	Techno Electric & Engineering Co. Ltd.(c)	24,117
2,619	Thermax Ltd.	44,496
23,147	Ti Financial Holdings Ltd.	250,172
31,953	Time Technoplast Ltd.	76,496
2,787	Timken India Ltd.	28,734
12,914	Titagarh Wagons Ltd.	22,490
24,556	Titan Co. Ltd.	360,106
4,248	Torrent Pharmaceuticals Ltd.	89,914
13,348	Torrent Power Ltd.	49,078
6,820	Transport Corp. of India Ltd.	29,866
1,040	Trent Ltd.	5,468
42,672	Trident Ltd.	43,773
Shares		Value
INDIA (continued)
15,309	Triveni Engineering & Industries Ltd.	$9,188
5,808	Triveni Turbine Ltd.	8,632
344	TTK Prestige Ltd.	31,923
23,147	Tube Investments Of India Ltd.	81,170
1,892	TV Today Network Ltd.	13,511
2,204,686	TV18 Broadcast Ltd.(c)	2,096,679
18,756	TVS Motor Co. Ltd.	186,782
302	TVS Srichakra Ltd.	16,672
16,121	Uflex Ltd.	81,577
2,581	Ufo Moviez India Ltd.	15,042
4,288	Unichem Laboratories Ltd.	17,887
846,780	Union Bank of India(c)	1,198,666
4,722,164	Unitech Ltd.(c)	403,795
3,158	United Breweries Ltd.	56,545
6,109	United Spirits Ltd.(c)	330,468
63,786	UPL Ltd.	695,120
7,625	VA Tech Wabag Ltd.	57,829
34,182	Vakrangee Ltd.	50,999
5,952	Vardhman Textiles Ltd.	109,311
1,419	Vedanta Resources Plc	14,201
624	Vesuvius India Ltd.	12,342
16,629	V-Guard Industries Ltd.	59,603
30,234	Vijaya Bank	28,703
8,545	VIP Industries Ltd.	53,188
961	Visaka Industries Ltd.	11,336
10,224	Voltas Ltd.	98,037
2,640	VRL Logistics Ltd.(c)	16,739
629	VST Industries Ltd.	28,765
420	VST Tillers Tractors Ltd.	19,199
368	WABCO India Ltd.	44,613
34,344	Welspun Corp. Ltd.	72,650
8,145	West Coast Paper Mills Ltd.	35,108
3,983	Wockhardt Ltd.(c)	49,539
3,524	Zensar Technologies Ltd.	67,476
888	Zydus Wellness Ltd.(c)	18,124
		61,889,276
INDONESIA — 0.1%
890,900	Ace Hardware Indonesia Tbk PT	83,260
4,404,900	Adaro Energy Tbk PT	576,827
242,553	Adhi Karya Persero Tbk PT	32,446
2,440,500	Agung Podomoro Land Tbk PT	37,073
187,800	AKR Corporindo Tbk PT	65,760
2,912,400	Alam Sutera Realty Tbk PT	75,902
517,329	Aneka Tambang Persero Tbk PT(c)	31,092
706,700	Arwana Citramulia Tbk PT	17,649
28,100	Asahimas Flat Glass Tbk PT	10,313
121,100	Astra Agro Lestari Tbk PT	111,025
339,200	Asuransi Kresna Mitra Tbk PT(c)	18,035
31,750,200	Bakrie & Brothers Tbk PT(c)	114,107
9,876,000	Bakrie Telecom Tbk PT(c)	35,493
1,260,766	Bank Bukopin Tbk PT	38,641

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
INDONESIA (continued)
916,916	Bank Danamon Indonesia Tbk PT	$437,077
2,438,350	Bank Pan Indonesia Tbk PT(c)	165,415
754,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	111,578
1,534,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	78,666
1,035,224	Bank Permata Tbk PT(c)	41,246
1,306,100	Bank Tabungan Negara Persero Tbk PT	291,074
60,500	Bank Tabungan Pensiunan Nasional Tbk PT	12,689
2,538,800	Barito Pacific Tbk PT(c)	448,907
2,167,400	Bekasi Fajar Industrial Estate Tbk PT	41,320
40,300	Blue Bird Tbk PT	8,199
771,000	Bukit Asam Persero Tbk PT	178,244
806,900	Bumi Serpong Damai Tbk PT	97,437
430,000	Charoen Pokphand Indonesia Tbk PT	113,360
3,628,701	Ciputra Development Tbk PT	285,445
644,973	Citra Marga Nusaphala Persada Tbk PT(c)	64,807
617,700	Delta Dunia Makmur Tbk PT(c)	38,279
765,500	Eagle High Plantations Tbk PT(c)	13,691
298,300	Elnusa Tbk PT	9,022
408,100	Energi Mega Persada Tbk PT(c)	6,073
374,800	Erajaya Swasembada Tbk PT	45,913
47,800	Fajar Surya Wisesa Tbk PT	19,448
870,500	Gajah Tunggal Tbk PT	50,821
2,470,800	Global Mediacom Tbk PT	102,640
5,879,000	Hanson International Tbk PT(c)	59,321
1,043,600	Holcim Indonesia Tbk PT(c)	59,948
559,700	Indah Kiat Pulp and Paper Corp. Tbk PT	528,429
365,600	Indika Energy Tbk PT(c)	88,859
101,500	Indo Tambangraya Megah Tbk PT	172,007
1,260,200	Intiland Development Tbk PT	27,889
1,762,000	Japfa Comfeed Indonesia Tbk PT	190,834
161,509	Jasa Marga Persero Tbk PT	50,490
168,400	Jaya Real Property Tbk PT	9,925
8,204,340	Kawasan Industri Jababeka Tbk PT	144,844
1,235,800	Kmi Wire & Cable Tbk PT	38,831
334,200	Krakatau Steel Persero Tbk PT(c)	10,539
883,300	Kresna Graha Investama PT Tbk(c)	41,579
49,800	Link Net Tbk PT	19,398
187,000	Lippo Cikarang Tbk PT(c)	30,988
6,494,050	Lippo Karawaci Tbk PT	207,429
306,100	Matahari Putra Prima Tbk PT(c)	7,471
1,857,675	Mayora Indah Tbk PT	393,518
Shares		Value
INDONESIA (continued)
3,185,200	Medco Energi Internasional Tbk PT(c)	$273,749
916,500	Media Nusantara Citra Tbk PT	86,707
131,300	Mitra Adiperkasa Tbk PT	77,845
232,900	Mitra Pinasthika Mustika Tbk PT	19,255
1,283,400	MNC Investama Tbk PT(c)	9,541
115,500	Mnc Land Tbk PT(c)	11,123
2,149,700	Modernland Realty Tbk PT	54,764
198,000	Nippon Indosari Corpindo Tbk PT	17,912
3,181,300	Nusantara Infrastructure Tbk PT(c)	44,751
2,076,200	Pakuwon Jati Tbk PT	87,760
332,600	Pan Brothers Tbk PT	10,973
3,272,600	Panin Financial Tbk PT(c)	55,290
347,200	Perusahaan Gas Negara Persero Tbk	49,148
1,418,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	128,233
786,793	PP Persero Tbk PT	136,567
1,230,300	Salim Ivomas Pratama Tbk PT	49,853
198,800	Sawit Sumbermas Sarana Tbk PT	18,705
157,200	Selamat Sempurna Tbk PT	16,371
376,100	Semen Indonesia Persero Tbk PT	259,767
796,600	Sentul City Tbk PT(c)	10,631
117,500	Sinar Mas Agro Resources & Technology Tbk PT	31,252
6,746,600	Sri Rejeki Isman Tbk PT	165,339
292,700	Sumber Alfaria Trijaya Tbk PT	13,670
668,100	Summarecon Agung Tbk PT	43,226
357,600	Surya Semesta Internusa Tbk PT	13,673
1,797,800	Timah Tbk PT	131,586
586,900	Tiphone Mobile Indonesia Tbk PT	34,750
193,600	Tower Bersama Infrastructure Tbk PT	77,106
359,000	Trada Alam Minera Tbk PT(c)	8,353
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)(c)	3,504
1,281,200	Tunas Baru Lampung Tbk PT	108,546
539,500	Tunas Ridean Tbk PT	52,350
578,300	Vale Indonesia Tbk PT(c)	130,024
1,938,200	Visi Media Asia Tbk PT(c)	50,121
694,685	Waskita Karya Persero Tbk PT	109,738
648,300	Wijaya Karya Persero Tbk PT	73,514
903,700	XL Axiata Tbk PT(c)	136,970
		8,593,940
IRELAND — 1.6%
966,950	Allegion Plc(b)	74,629,201
549,198	Bank Of Ireland Group Plc(c)	4,927,069
99,747	C&C Group Plc	374,987
34,410	COSMO Pharmaceuticals NV(b)	5,019,025

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
IRELAND (continued)
3,336	Datalex Plc	$10,602
8,890	DCC Plc	853,310
5,572	FBD Holdings Plc(c)	79,093
806,334	Glanbia Plc	13,619,199
55,515	Grafton Group Plc - Units	575,076
83,881	Greencore Group Plc	182,938
16,165	IFG Group Plc	31,364
55,324	Inmobiliaria Colonial SA, REIT	99,067
25,492	Irish Continental Group Plc - Units	172,695
430	Kenmare Resources Plc(c)	1,291
12,297	Kingspan Group Plc	556,672
6,121	Kingspan Group Plc	275,798
11,560	Paddy Power Betfair Plc	1,143,989
100,315	Smurfit Kappa Group Plc	4,276,225
4,022	Tarsus Group Plc	16,171
64,171	UDG Healthcare Plc	806,244
		107,650,016
ISLE OF MAN — 0.0%
39,691	GVC Holdings Plc	485,840
32,749	Playtech Plc	365,288
		851,128
ISRAEL — 0.8%
7,252	Airport City Ltd.(c)	82,798
931	Alrov Properties and Lodging Ltd.	31,475
3,712	AudioCodes Ltd.(c)	26,539
9,420	Azorim-Investment Development & Construction Co. Ltd.(c)	9,166
28	Bayside Land Corp.	12,158
1,538	Cellcom Israel Ltd.(c)	10,482
421,763	Check Point Software Technologies Ltd.(c)	40,704,347
7,778	Clal Insurance Enterprise Holdings Ltd.(c)	121,664
9,651	Delek Automotive Systems Ltd.	69,162
771	Delek Group Ltd.	115,238
3,947	Delta-Galil Industries Ltd.	113,026
9,680	Direct Insurance Financial Investments Ltd.	117,813
56,421	El Al Israel Airlines	16,187
905	Electra Ltd.	226,618
14,334	First International Bank of Israel Ltd.	295,491
3,036	Formula Systems 1985 Ltd.	104,567
519	Fox Wizel Ltd.	9,008
1,135	Hadera Paper Ltd.	75,734
43,055	Harel Insurance Investments & Financial Services Ltd.	312,534
1,822	Hilan Ltd.	39,826
1	Industrial Buildings Corp. Ltd.(c)	1
2,862	Inrom Construction Industries Ltd.	12,038
Shares		Value
ISRAEL (continued)
274,008	Israel Discount Bank Ltd. - Class A(c)	$758,704
4,804	Jerusalem Oil Exploration(c)	269,203
4,100	Magic Software Enterprises Ltd.	33,234
16,429	Matrix IT Ltd.	180,385
1,459	Melisron Ltd.	59,562
15,752	Menora Mivtachim Holdings Ltd.	176,360
51,728	Migdal Insurance & Financial Holding Ltd.(c)	50,633
76,835	Mizrahi Tefahot Bank Ltd.	1,404,327
7,596	Naphtha Israel Petroleum Corp. Ltd.	47,731
736	Neto ME Holdings Ltd.	64,824
7,762	Nova Measuring Instruments Ltd.(c)	206,015
5,027,925	Oil Refineries Ltd.	2,175,606
10,224	Partner Communications Co. Ltd.(c)	42,110
10,528	Paz Oil Co. Ltd.	1,531,844
14,145	Phoenix Holdings Ltd. (The)(c)	72,343
1,121	Plasson Industries Ltd.	52,133
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	32,631
380	Scope Metals Group Ltd.	9,978
68,879	Shikun & Binui Ltd.	116,374
35,913	Shufersal Ltd.	205,585
6,039	Strauss Group Ltd.	124,241
3,075	Summit Real Estate Holdings Ltd.	27,596
3,836	Tower Semiconductor Ltd.(c)	100,032
6,295	Union Bank of Israel(c)	32,333
		50,279,656
ITALY — 0.6%
898,515	A2A SpA	1,806,683
25,860	ACEA SpA	453,681
8,753	Aeffe SpA(c)	31,232
14,575	Amplifon SpA	272,272
53,362	Anima Holding SpA	382,869
21,662	Ansaldo STS SpA(c)	324,078
89,441	Arnoldo Mondadori Editore SpA(c)	174,940
22,281	Ascopiave SpA	91,399
40,350	Astaldi SpA	114,381
23,294	Autogrill SpA	296,874
19,613	Azimut Holding SpA	411,774
10,128	Banca Generali SpA	328,543
11,800	Banca IFIS SpA	464,894
36,629	Banca Mediolanum SpA	293,563
109,428	Banca Popolare di Sondrio SCPA	516,988
90,926	Banca Profilo SpA	24,821
24,873	Banca Sistema SpA	68,319
253,605	Banco BPM SpA(c)	919,912

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
ITALY (continued)
10,567	Banco di Desio e della Brianza SpA	$30,253
15,143	BasicNet SpA	70,629
22,339	BE	24,994
4,057	Biesse SpA	213,693
131,746	BPER Banca	760,501
27,525	Brembo SpA	405,513
2,597	Brunello Cucinelli SpA	86,259
21,385	Buzzi Unicem SpA	539,941
22,083	Cairo Communication SpA	99,584
1,027	Cembre SpA	30,991
28,463	Cementir Holding SpA	237,981
40,991	Cerved Information Solutions SpA	496,028
188,481	CIR-Compagnie Industriali Riunite SpA	247,777
28,212	Credito Emiliano SpA	248,105
5,049	Danieli & C Officine Meccaniche SpA	138,862
4,885	Datalogic SpA	155,665
78,394	Davide Campari-Milano SpA	587,245
9,415	De’ Longhi SpA	281,459
3,485	DiaSorin SpA	328,376
2,953	Ei Towers SpA	170,920
2,136	El.En. SpA	84,065
21,581	Emak SpA	34,786
34,953	ERG SpA	837,402
7,087	Esprinet SpA	37,349
3,153	Eurotech SpA(c)	6,125
114,391	Falck Renewables SpA	276,938
1,070	Fila SpA	22,512
90,022	Fincantieri SpA(c)	141,447
67,104	FinecoBank Banca Fineco SpA	799,058
58,249	FNM SpA	47,098
46,449	GEDI Gruppo Editoriale SpA(c)	23,560
1,338	Gefran SpA	13,930
21,426	Geox SpA	72,065
3,426	Gruppo Mutuionline SpA	65,744
312,359	Hera SpA	1,154,749
4,618	Immobiliare Grande Distribuzione SIIQ SpA, REIT	43,203
172,287	IMMSI SpA(c)	125,245
3,035	Industria Macchine Automatiche SpA	294,502
22,679	Infrastrutture Wireless Italiane SPA	182,539
128,806	Intek Group SpA(c)	48,973
8,170	Interpump Group SpA	259,535
61,258	Iren SpA	186,114
34,122	Italgas SpA	220,807
3,287	Italmobiliare SpA	89,211
91,700	Juventus Football Club SpA(c)	69,572
4,568	La Doria SpA	66,611
218,720	Leonardo SpA	2,527,220
23,268	Maire Tecnimont SpA	118,260
1,779	Mariella Burani SpA(a)(b)	0
Shares		Value
ITALY (continued)
6,331	MARR SpA	$190,996
4,853	Massimo Zanetti Beverage Group SpA	42,467
462,698	Mediaset SpA(c)	1,835,941
185,015	Mediobanca Banca di Credito Finanziario SpA	2,241,920
25,555	Moncler SpA	1,151,811
3,949	Nice SpA	14,557
926	Openjobmetis SpA agenzia per il lavoro(c)	13,453
53,285	OVS SpA	226,320
4,871	Panariagroup Industrie Ceramiche SpA	21,378
48,389	Parmalat SpA	176,441
101,272	Piaggio & C SpA	265,673
249,325	Poste Italiane SpA	2,434,283
1,015	Prima Industrie SpA	50,216
42,317	Prysmian SpA	1,243,993
15,155	RAI Way SpA	85,765
19,423	Recordati SpA	692,830
54,124	Reno de Medici SpA	49,546
3,324	Reply SpA	210,082
42,269	Retelit SpA(c)	99,444
15,984	Rizzoli Corriere Della Sera Mediagroup SpA(c)	22,514
2,521	Sabaf SpA	58,190
1,494	SAES Getters SpA	40,350
5,491	Safilo Group SpA(c)	27,529
130,977	Saipem SpA(c)	500,232
123,151	Salini Impregilo SpA	352,356
9,274	Salvatore Ferragamo SpA	274,030
614,345	Saras SpA	1,466,183
6,627	Servizi Italia SpA	43,173
781	Sesa SpA	24,765
26,947	Snaitech SpA(c)	71,098
47,277	Societa Cattolica di Assicurazioni SCRL	503,353
42,701	Societa Iniziative Autostradali e Servizi SpA	904,535
15,060	Sogefi SpA(c)	58,963
15,067	SOL SpA	206,515
1,323	Technogym SpA	16,050
116,292	Terna Rete Elettrica Nazionale SpA	697,975
20,102	Tiscali SpA(c)	736
3,726	Tod’s SpA	287,706
6,610	Uni Land SpA(a)(b)	0
348,379	Unione di Banche Italiane SpA	1,794,401
207,824	Unipol Gruppo SpA	1,113,132
430,033	UnipolSai Assicurazioni SpA	1,155,695
11,215	Vittoria Assicurazioni SpA	159,210
7,438	Yoox Net-A-Porter Group SpA(c)	340,322
3,856	Zignago Vetro SpA	38,735
		41,185,483

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN — 6.1%
11,400	77 Bank Ltd. (The)	$281,666
2,700	A&D Co. Ltd.	16,989
4,600	Achilles Corp.	95,579
2,600	Adastria Co. Ltd.	45,105
141,900	ADEKA Corp.	2,519,789
2,500	Advan Co. Ltd.	22,819
1,800	Advanex, Inc.	39,420
20,400	Advantest Corp.	485,220
1,200	Aeon Delight Co. Ltd.	41,983
2,200	Aeon Fantasy Co. Ltd.	115,695
4,700	Aeon Mall Co. Ltd.	95,041
11,700	Ahresty Corp.	106,199
3,900	Ai Holdings Corp.	104,079
5,900	Aica Kogyo Co. Ltd.	221,837
2,700	Aichi Bank Ltd. (The)	129,025
9,700	Aichi Corp.	68,993
5,500	Aichi Steel Corp.	237,383
1,600	Aichi Tokei Denki Co. Ltd.	60,521
9,500	Aida Engineering Ltd.	110,672
3,800	Ain Holdings, Inc.	253,091
41,700	Air Water, Inc.	805,560
4,700	Airport Facilities Co. Ltd.	27,192
15,000	Aisan Industry Co. Ltd.	154,761
2,600	Akatsuki Corp.	10,572
11,000	Akebono Brake Industry Co. Ltd.(c)	28,257
4,400	Akita Bank Ltd. (The)	120,349
500	Albis Co. Ltd.	16,641
6,800	Alconix Corp.	121,487
5,900	Alinco, Inc.	58,755
3,100	Alpen Co. Ltd.	68,058
2,800	Alpha Corp.	45,492
6,600	Alps Logistics Co. Ltd.	54,518
1,600	Altech Corp.	37,920
24,900	Amada Holdings Co. Ltd.	298,907
10,100	Amano Corp.	250,338
500	Amiyaki Tei Co. Ltd.	24,556
3,700	Anest Iwata Corp.	39,377
1,200	Anicom Holdings, Inc.	39,435
3,300	AOI TYO Holdings, Inc.	45,880
20,300	AOKI Holdings, Inc.	311,465
5,000	Aomori Bank Ltd. (The)	155,657
10,500	Aoyama Trading Co. Ltd.	404,399
6,100	Arakawa Chemical Industries Ltd.	111,238
2,500	Arata Corp.	148,165
12,300	Arcland Sakamoto Co. Ltd.	194,060
800	Arcland Service Holdings Co., Ltd.	17,068
9,738	Arcs Co. Ltd.	266,761
118,800	Ariake Japan Co. Ltd.	10,190,433
2,090	As One Corp.	141,953
3,100	Asahi Co. Ltd.	38,080
11,600	Asahi Diamond Industrial Co. Ltd.	111,114
4,350	Asahi Holdings, Inc.	79,429
Shares		Value
JAPAN (continued)
144,200	Asahi Intecc Co. Ltd.	$5,029,905
1,800	Asahi Kogyosha Co. Ltd.	59,265
4,600	Asahi Yukizai Corp.	76,757
24,000	Asanuma Corp.	88,006
2,300	Asax Co. Ltd.	40,018
2,700	Ashimori Industry Co. Ltd.	59,982
6,000	Asia Pile Holdings Corp.	35,252
11,900	Asics Corp.	224,869
2,400	ASKA Pharmaceutical Co. Ltd.	36,554
400	Asti Corp.	15,183
6,700	Asunaro Aoki Construction Co. Ltd.	64,589
1,000	Ateam, Inc.	20,786
10,200	Atom Corp.	92,088
15,400	Autobacs Seven Co. Ltd.	290,711
4,000	Avex, Inc.	55,215
53,000	Awa Bank Ltd. (The)	346,067
3,800	Axial Retailing, Inc.	154,909
9,300	Azbil Corp.	432,817
19,900	Bando Chemical Industries Ltd.	238,827
4,400	Bank of Iwate Ltd. (The)	172,343
10,600	Bank of Kyoto Ltd. (The)	637,225
3,700	Bank of Nagoya Ltd. (The)	137,603
6,600	Bank of Okinawa Ltd. (The)	277,563
4,100	Bank of Saga Ltd. (The)	94,072
9,500	Bank of the Ryukyus Ltd.	145,730
2,200	Belc Co. Ltd.	118,364
1,300	Bell System24 Holdings, Inc.	20,819
17,300	Belluna Co. Ltd.	201,219
2,200	Benefit One, Inc.	51,445
4,700	Benesse Holdings, Inc.	171,189
8,700	Bic Camera, Inc.	142,575
4,800	BML, Inc.	121,486
1,400	Bookoff Corp.	10,686
5,600	Broadleaf Co. Ltd.	26,648
20,000	Bunka Shutter Co. Ltd.	198,780
1,200	C Uyemura & Co. Ltd.	81,945
900	Can Do Co. Ltd.	14,945
2,500	Canon Electronics, Inc.	58,150
119,700	Canon Marketing Japan, Inc.	2,601,196
10,600	Capcom Co. Ltd.	202,623
3,400	Carlit Holdings Co. Ltd.	32,940
18,800	Casio Computer Co. Ltd.	280,032
3,700	Cawachi Ltd.	86,028
21,800	Central Glass Co. Ltd.	516,503
900	Central Security Patrols Co. Ltd.	32,325
1,300	Central Sports Co. Ltd.	44,187
15,600	Chiba Kogyo Bank Ltd. (The)	72,325
1,300	Chino Corp.	19,285
4,000	Chiyoda Co. Ltd.	96,146
2,900	Chiyoda Integre Co. Ltd.	66,610
3,800	Chori Co. Ltd.	72,775
9,900	Chubu Shiryo Co. Ltd.	222,547
6,000	Chuetsu Pulp & Paper Co. Ltd.	106,433
150,500	Chugai Mining Co. Ltd.(c)	38,494
25,600	Chugoku Bank Ltd. (The)	297,319

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
9,700	Chugoku Electric Power Co., Inc. (The)	$121,351
21,700	Chugoku Marine Paints Ltd.	214,039
3,200	Chukyo Bank Ltd. (The)	68,894
14,000	CI Takiron Corp.	85,429
4,600	Ci:z Holdings Co. Ltd.	221,293
71,100	Citizen Watch Co. Ltd.	529,753
12,600	CKD Corp.	264,195
21,000	Clarion Co. Ltd.	58,795
7,000	Cleanup Corp.	57,013
3,000	CMIC Holdings Co. Ltd.	68,796
12,900	CMK Corp.	104,019
2,290	Cocokara Fine, Inc.	165,625
4,500	COLOPL Inc.	33,984
6,400	Colowide Co. Ltd.	162,801
4,700	Computer Engineering & Consulting Ltd.	144,127
15,400	COMSYS Holdings Corp.	428,423
4,500	CONEXIO Corp.	99,851
19,200	Cosmo Energy Holdings Co. Ltd.	632,509
1,500	Cosmos Pharmaceutical Corp.	337,299
4,100	Create Restaurants Holdings, Inc.	51,640
5,400	Create SD Holdings Co. Ltd.	156,483
30,100	Credit Saison Co. Ltd.	539,076
4,700	CTI Engineering Co. Ltd.	62,857
3,900	D.A. Consortium Holdings, Inc.(c)	81,328
8,600	Dai Nippon Toryo Co. Ltd.	121,363
9,100	Daibiru Corp.	108,504
18,000	Daicel Corp.	207,689
3,000	Dai-Dan Co. Ltd.	72,590
3,400	Daido Kogyo Co. Ltd.	46,599
11,600	Daido Metal Co. Ltd.	137,632
14,800	Daido Steel Co. Ltd.	799,209
10,000	Daihatsu Diesel Manufacturing Co. Ltd.	81,538
26,000	Daihen Corp.	201,679
34,000	Daiho Corp.	206,879
2,600	Daiichi Jitsugyo Co. Ltd.	79,457
1,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,054
1,500	Dai-ichi Seiko Co. Ltd.	29,412
6,600	Daiichikosho Co. Ltd.	346,282
4,600	Daiken Corp.	115,438
19,000	Daiki Aluminium Industry Co. Ltd.	130,853
2,300	Daikoku Denki Co. Ltd.	37,980
400	Daikokutenbussan Co. Ltd.	20,684
8,600	Daikyo, Inc.	187,176
4,800	Daikyonishikawa Corp.	86,275
6,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	245,745
37,000	Daio Paper Corp.	518,707
4,910	Daiseki Co. Ltd.	152,877
Shares		Value
JAPAN (continued)
6,400	Daishi Bank Ltd. (The)	$286,986
5,700	Daito Bank Ltd. (The)	68,390
3,760	Daito Pharmaceutical Co. Ltd.	129,321
10,200	Daiwabo Holdings Co. Ltd.	462,759
185,980	DCM Holdings Co. Ltd.	1,850,533
16,500	DeNA Co. Ltd.	314,485
33,200	Denka Co. Ltd.	1,181,964
5,700	Denyo Co. Ltd.	99,651
110,400	Descente Ltd.	1,862,766
9,200	Dexerials Corp.	86,315
37,400	DIC Corp.	1,269,166
27,000	Digital Arts, Inc.	1,063,620
147,100	Digital Garage, Inc.	4,886,059
1,900	Dip Corp.	46,070
23,000	DKS Co. Ltd.	145,579
6,700	DMG Mori Co. Ltd.	125,187
4,000	Doshisha Co. Ltd.	93,165
5,674	Doutor Nichires Holdings Co. Ltd.	118,627
16,400	Dowa Holdings Co. Ltd.	616,325
400	DSB Co. Ltd.	2,137
3,200	DTS Corp.	115,975
1,200	DyDo Group Holdings, Inc.	74,681
400	Dynic Corp.	3,859
7,900	Eagle Industry Co. Ltd.	142,471
500	Earth Chemical Co. Ltd.	26,266
35,500	Ebara Corp.	1,355,940
1,400	Ebara Jitsugyo Co. Ltd.	30,314
1,100	Eco’s Co Ltd/Japan	18,694
402,100	EDION Corp.	4,713,181
1,400	eGuarantee, Inc.	27,954
10,400	Ehime Bank Ltd. (The)	125,358
8,000	Eidai Co. Ltd.	39,894
41,000	Eighteenth Bank Ltd. (The)	108,455
3,800	Eiken Chemical Co. Ltd.	89,694
2,800	Elecom Co. Ltd.	62,764
700	Elematec Corp.	15,600
2,600	Endo Lighting Corp.	24,329
3,000	en-japan, Inc.	140,244
5,500	EPS Holdings Inc.	112,054
4,800	Es-Con Japan Ltd.	40,943
4,200	ESPEC Corp.	98,795
2,300	Excel Co. Ltd.	58,932
15,200	Exedy Corp.	514,792
5,200	Ezaki Glico Co. Ltd.	280,113
5,800	F@N Communications, Inc.	36,441
3,000	FALCO HOLDINGS Co. Ltd.	50,916
231,000	FCC Co. Ltd.	6,534,099
35,680	Feed One Co. Ltd.	79,387
9,700	Ferrotec Holdings Corp.	215,810
26,400	FIDEA Holdings Co. Ltd.	46,310
9,300	Financial Products Group Co. Ltd.	118,414
8,500	FJ Next Co. Ltd.	66,396
11,400	Foster Electric Co. Ltd.	267,060
2,200	FP Corp.	136,087

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
5,400	France Bed Holdings Co. Ltd.	$48,559
7,100	F-Tech, Inc.	88,948
16,600	Fudo Tetra Corp.	28,322
3,700	Fuji Co. Ltd.	80,811
10,600	Fuji Corp. Ltd.	87,582
6,000	Fuji Kyuko Co. Ltd.	166,663
17,700	Fuji Oil Co. Ltd.	73,202
9,600	Fuji Oil Holdings, Inc.	307,746
2,200	Fuji Pharma Co. Ltd.	87,448
5,800	Fuji Seal International, Inc.	216,413
3,800	Fuji Soft, Inc.	147,179
3,500	Fujibo Holdings, Inc.	135,100
2,700	Fujicco Co. Ltd.	62,139
10,700	Fujikura Kasei Co. Ltd.	66,314
159,300	Fujikura Ltd.	1,088,504
1,200	Fujikura Rubber Ltd.	8,478
2,200	Fujimi, Inc.	47,626
4,300	Fujimori Kogyo Co. Ltd.	145,693
1,300	Fujita Kanko, Inc.	39,381
14,100	Fujitec Co. Ltd.	195,811
6,200	Fujitsu Frontech Ltd.	91,583
8,000	Fujitsu General Ltd.	130,254
1,200	Fujiya Co. Ltd.	29,863
7,000	FuKoKu Co. Ltd.	64,092
2,000	Fukuda Corp.	125,431
4,300	Fukui Bank Ltd. (The)	96,722
1,300	Fukui Computer Holdings, Inc.	25,461
89,000	Fukuoka Financial Group, Inc.	476,516
7,400	Fukushima Bank Ltd. (The)(c)	54,627
3,100	Fukushima Industries Corp.	143,748
5,600	Fukuyama Transporting Co. Ltd.	233,679
6,300	FULLCAST Holdings Co. Ltd.	136,181
1,000	Fumakilla Ltd.	18,162
5,400	Funai Soken Holdings, Inc.	126,403
4,400	Furukawa Co. Ltd.	88,504
26,400	Furukawa Electric Co. Ltd.	1,297,314
7,200	Furuno Electric Co. Ltd.	59,097
4,000	Furusato Industries Ltd.	67,291
3,500	Fuso Chemical Co. Ltd.	88,703
1,100	Fuso Pharmaceutical Industries Ltd.	29,534
24,900	Futaba Industrial Co. Ltd.	199,008
3,200	Future Corp.	36,843
8,900	Fuyo General Lease Co. Ltd.	602,839
500	G-7 Holdings, Inc.	11,091
2,000	Gakken Holdings Co. Ltd.	90,681
8,000	Gecoss Corp.	80,430
1,300	Genki Sushi Co. Ltd.	33,496
800	Genky DrugStores Co. Ltd.(c)	31,269
11,700	Geo Holdings Corp.	191,194
2,100	Gfoot Co. Ltd.	15,244
700	Giken Ltd.	16,249
2,500	GLOBERIDE, Inc.	67,434
12,100	Glory Ltd.	416,073
8,000	GMO Internet, Inc.	146,594
Shares		Value
JAPAN (continued)
1,600	GMO Payment Gateway, Inc.	$158,337
3,400	Godo Steel Ltd.	79,371
2,280	Goldcrest Co. Ltd.	48,430
78,000	GS Yuasa Corp.	419,871
2,400	GSI Creos Corp.	35,499
8,300	G-Tekt Corp.	160,339
31,900	GungHo Online Entertainment, Inc.	96,216
52,000	Gunma Bank Ltd. (The)	303,482
15,400	Gunze Ltd.	945,956
3,500	Gurunavi, Inc.	47,771
6,500	H.I.S. Co. Ltd.	237,210
31,435	H2O Retailing Corp.	591,535
300	HABA Laboratories, Inc.	22,740
62,900	Hachijuni Bank Ltd. (The)	332,174
3,200	Hagihara Industries, Inc.	55,656
700	Hagiwara Electric Co. Ltd.	19,454
3,500	Hakudo Co. Ltd.	70,403
4,800	Hakuto Co. Ltd.	70,201
6,600	Hamakyorex Co. Ltd.	230,054
9,800	Haneda Zenith Holdings Co. Ltd.	35,506
18,600	Hanwa Co. Ltd.	812,673
7,000	Happinet Corp.	96,971
5,000	Hard Off Corp. Co. Ltd.	51,948
3,200	Harima Chemicals Group, Inc.	26,094
50,900	Haseko Corp.	800,637
24,260	Hazama Ando Corp.	194,927
108,631	Heiwa Corp.	2,156,175
5,500	Heiwa Real Estate Co. Ltd.	128,827
17,000	Heiwado Co. Ltd.	405,439
4,644	Hiday Hidaka Corp.	120,853
4,700	HI-LEX Corp.	122,259
3,200	Hiramatsu, Inc.	14,952
200	Hirata Corp.	18,883
52,000	Hiroshima Bank Ltd. (The)	395,706
21,200	Hitachi Capital Corp.	566,496
16,800	Hitachi Transport System Ltd.	449,931
63,300	Hitachi Zosen Corp.	343,631
8,000	Hochiki Corp.	160,790
1,000	Hodogaya Chemical Co. Ltd.	42,427
258,800	Hogy Medical Co. Ltd.(b)	10,791,011
12,800	Hokkaido Electric Power Co., Inc.	84,945
25,000	Hokkan Holdings Ltd.	89,526
10,000	Hokko Chemical Industry Co. Ltd.	63,052
3,400	Hokkoku Bank Ltd. (The)	135,693
6,700	Hokuetsu Bank Ltd. (The)	148,443
7,100	Hokuetsu Industries Co. Ltd.	76,867
45,400	Hokuetsu Kishu Paper Co. Ltd.	282,865
13,400	Hokuhoku Financial Group, Inc.	198,233
1,700	Hokuriku Electric Industry Co. Ltd.	23,000
4,000	Hokuriku Electric Power Co.(c)	40,818

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
3,400	Hokuriku Electrical Construction Co. Ltd.	$37,673
3,700	Hokuto Corp.	65,329
6,200	H-One Co. Ltd.	75,220
3,320	Honeys Holdings Co. Ltd.	31,745
9,600	Hoosiers Holdings	70,580
7,700	Horiba Ltd.	559,421
1,400	Hosokawa Micron Corp.	92,980
4,600	House Foods Group, Inc.	162,009
3,300	Howa Machinery Ltd.	33,250
44,000	Hyakugo Bank Ltd. (The)	205,303
26,000	Hyakujushi Bank Ltd. (The)	87,713
40,800	Ibiden Co. Ltd.	673,770
9,000	IBJ Leasing Co. Ltd.	248,565
400	Ichibanya Co. Ltd.	16,655
1,200	Ichiken Co., Ltd.	26,770
14,000	Ichikoh Industries Ltd.	151,872
7,300	ICHINEN Holdings Co. Ltd.	98,178
4,500	Ichiyoshi Securities Co. Ltd.	55,068
4,300	Idec Corp.	98,683
7,200	IDOM, Inc.	52,022
900	Ihara Science Corp.	23,670
46,400	Iino Kaiun Kaisha Ltd.	230,858
4,580	IJT Technology Holdings Co. Ltd.	37,558
2,600	Imagica Robot Holdings, Inc.	28,706
5,200	Imasen Electric Industrial	58,031
3,500	Inaba Denki Sangyo Co. Ltd.	150,117
13,200	Inabata & Co. Ltd.	202,614
5,600	Inageya Co. Ltd.	92,865
3,300	Ines Corp.	35,407
1,980	I-Net Corp.	30,307
3,000	Infocom Corp.	69,097
1,413,400	Infomart Corp.	12,859,350
2,300	Information Services International-Dentsu Ltd.	59,420
2,400	Innotech Corp.	29,063
2,800	Intage Holdings, Inc.	30,660
9,000	Internet Initiative Japan, Inc.	169,967
1,000	I-O Data Device, Inc.	10,337
3,000	Iriso Electronics Co. Ltd.	190,034
5,500	Iseki & Co. Ltd.	106,059
38,800	Isetan Mitsukoshi Holdings Ltd.	431,658
15,900	Ishihara Sangyo Kaisha Ltd.(c)	182,683
1,700	Istyle, Inc.	22,632
11,000	Ito En Ltd.	438,570
26,200	Itochu Enex Co. Ltd.	256,978
14,200	Itochu Techno-Solutions Corp.	293,542
1,300	Itochu-Shokuhin Co. Ltd.	72,352
19,300	Itoham Yonekyu Holdings, Inc.	175,275
16,200	Itoki Corp.	108,554
3,100	IwaiCosmo Holdings, Inc.	43,041
2,300	Iwasaki Electric Co. Ltd.	35,103
10,000	Iwatani Corp.	369,171
37,100	Iyo Bank Ltd. (The)	293,229
7,500	Izumi Co. Ltd.	495,237
Shares		Value
JAPAN (continued)
13,900	J Trust Co. Ltd.	$98,290
42,500	J. Front Retailing Co. Ltd.	688,589
1,500	JAC Recruitment Co. Ltd.	30,448
7,600	Jaccs Co. Ltd.	172,073
900	Jalux, Inc.	25,851
1,900	Jamco Corp.	43,720
4,000	Japan Airport Terminal Co. Ltd.	163,827
7,400	Japan Asia Group Ltd.	37,079
13,000	Japan Aviation Electronics Industry Ltd.	221,439
164,100	Japan Display, Inc.(c)	216,854
600	Japan Drilling Co. Ltd.(c)	10,467
4,800	Japan Lifeline Co. Ltd.	140,619
4,500	Japan Material Co. Ltd.	59,499
3,900	Japan Medical Dynamic Marketing, Inc.	36,146
900	Japan Property Management Center Co., Ltd.	13,192
4,200	Japan Pulp & Paper Co. Ltd.	174,527
13,700	Japan Securities Finance Co. Ltd.	90,024
17,600	Japan Steel Works Ltd. (The)	576,491
20,000	Japan Transcity Corp.	92,644
18,800	Japan Wool Textile Co. Ltd. (The)	195,966
6,000	JBCC Holdings, Inc.	57,818
2,000	JCU Corp.	45,221
3,000	Jeol Ltd.	25,710
41,900	Jimoto Holdings, Inc.	73,164
1,500	JINS, Inc.	81,233
3,600	JK Holdings Co. Ltd.	30,917
3,500	JMS Co. Ltd.	20,445
2,800	Joban Kosan Co. Ltd.	49,158
3,400	J-Oil Mills, Inc.	117,346
7,500	Joshin Denki Co. Ltd.	310,161
8,500	JP-Holdings, Inc.	25,617
4,900	JSP Corp.	158,599
35,100	JSR Corp.	661,216
3,200	Juki Corp.	46,374
4,800	Juroku Bank Ltd. (The)	126,629
3,300	Justsystems Corp.	78,004
64,900	JVC Kenwood Corp.	226,096
27,900	kabu.com Securities Co. Ltd.	101,372
3,800	Kadokawa Dwango Corp.	39,299
9,700	Kaga Electronics Co. Ltd.	239,889
1,400	Kagome Co. Ltd.	50,477
14,700	Kakaku.com, Inc.	280,246
2,600	Kaken Pharmaceutical Co. Ltd.	153,752
1,000	Kameda Seika Co. Ltd.	49,206
13,800	Kamei Corp.	191,452
13,500	Kamigumi Co. Ltd.	303,907
1,800	Kanaden Corp.	22,240
1,000	Kanagawa Chuo Kotsu Co. Ltd.	33,798
7,600	Kanamoto Co. Ltd.	259,693
18,000	Kandenko Co. Ltd.	213,175
105,000	Kaneka Corp.	1,037,533

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
1,300	Kaneko Seeds Co. Ltd.	$19,838
44,000	Kanematsu Corp.	672,037
1,800	Kanematsu Electronics Ltd.	57,071
24,051	Kansai Mirai Financial Group, Inc.(c)	190,525
7,400	Kanto Denka Kogyo Co. Ltd.	68,607
1,400	Kappa Create Co. Ltd.	17,272
11,900	Kasai Kogyo Co. Ltd.	167,234
1,000	Katakura & Co-op Agri Corp.	11,395
2,600	Kato Sangyo Co. Ltd.	95,728
4,500	Kato Works Co. Ltd.	105,355
2,400	KAWADA Technologies, Inc.	139,136
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	74,844
67,000	Kawasaki Kisen Kaisha Ltd.(c)	1,549,391
8,700	Keihan Holdings Co. Ltd.	280,910
15,900	Keihanshin Building Co. Ltd.	135,471
30,200	Keihin Corp.	596,573
40,000	Keiyo Bank Ltd. (The)	183,082
7,800	Keiyo Co. Ltd.	40,654
2,600	Kenko Mayonnaise Co. Ltd.	91,092
9,800	Kewpie Corp.	228,355
1,825	KEY Coffee, Inc.	36,292
2,000	KFC Holdings Japan Ltd.	36,641
500	Kinki Sharyo Co. Ltd. (The)(c)	11,708
1,400	Kintetsu Department Store Co. Ltd.(c)	49,837
5,800	Kintetsu World Express, Inc.	107,906
5,900	Kitagawa Iron Works Co. Ltd.	150,375
1,600	Kitamura Co. Ltd.	14,524
2,600	Kita-Nippon Bank Ltd. (The)	67,882
21,000	Kitano Construction Corp.	76,460
7,900	Kito Corp.	151,985
34,300	Kitz Corp.	286,769
20,700	Kiyo Bank Ltd. (The)	337,026
2,500	KLab, Inc.	42,499
7,300	Koa Corp.	159,253
22,000	Koatsu Gas Kogyo Co. Ltd.	193,751
1,000	Kobe Bussan Co. Ltd.	48,449
120,300	Kobe Steel Ltd.(c)	1,237,473
9,600	Kohnan Shoji Co. Ltd.	250,706
1,300	Kohsoku Corp.	16,106
300	Koike Sanso Kogyo Co. Ltd.	8,242
13,800	Kokuyo Co. Ltd.	249,247
800	KOMAIHALTEC, Inc.	18,152
3,400	Komatsu Wall Industry Co. Ltd.	74,172
1,500	KOMEDA Holdings Co. Ltd.	30,272
9,900	Komeri Co. Ltd.	264,226
6,300	Kondotec, Inc.	53,272
78,100	Konica Minolta, Inc.	670,396
6,300	Konishi Co.Ltd.	102,715
10,700	Konoike Transport Co. Ltd.	187,091
5,100	Kosaido Co. Ltd.	24,370
500	Koshidaka Holdings Co. Ltd.	30,247
3,400	Kotobuki Spirits Co. Ltd.	161,215
2,000	Kourakuen Holdings Corp.	33,872
Shares		Value
JAPAN (continued)
2,500	Krosaki Harima Corp.	$115,363
4,200	KRS Corp.	107,059
44,112	K’s Holdings Corp.	636,230
2,000	KU Holdings Co. Ltd.	21,166
4,700	Kumagai Gumi Co. Ltd.	159,934
12,067	Kumiai Chemical Industry Co. Ltd.	76,593
15,700	Kura Corp.	1,128,193
63,000	Kurabo Industries Ltd.	207,893
6,400	Kureha Corp.	434,585
2,100	Kurimoto Ltd.	39,291
8,100	Kurita Water Industries Ltd.	262,308
900	Kuriyama Holdings Corp.	18,324
2,000	Kusuri No Aoki Holdings Co. Ltd.	137,181
11,100	KYB Corp.	534,761
3,300	Kyodo Printing Co. Ltd.	100,903
6,700	Kyoei Steel Ltd.	139,517
9,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	151,795
1,400	Kyokuto Securities Co. Ltd.	20,076
1,600	Kyokuyo Co. Ltd.	55,025
6,500	KYORIN Holdings, Inc.	127,106
3,540	Kyoritsu Maintenance Co. Ltd.	166,725
400	Kyoritsu Printing Co. Ltd.	1,355
18,000	Kyosan Electric Manufacturing Co. Ltd.	115,636
3,500	Kyowa Electronic Instruments Co. Ltd.	13,919
19,800	Kyowa Exeo Corp.	514,902
2,700	Kyowa Leather Cloth Co. Ltd.	24,109
7,000	Kyudenko Corp.	327,068
125,940	Kyushu Financial Group, Inc.	617,732
7,000	Lasertec Corp.	231,275
1,200	LEC, Inc.	42,146
88,600	Leopalace21 Corp.	768,422
2,400	Life Corp.	59,978
282,600	Lifull Co. Ltd.	2,295,612
3,800	Link and Motivation, Inc.	38,523
8,000	Lintec Corp.	231,503
400	M&A Capital Partners Co. Ltd.(c)	28,859
94,700	M3, Inc.	3,568,849
3,700	Mabuchi Motor Co. Ltd.	185,890
10,450	Macnica Fuji Electronics Holdings, Inc.	178,783
10,000	Maeda Corp.	123,418
2,400	Maeda Kosen Co. Ltd.	36,445
29,000	Maeda Road Construction Co. Ltd.	625,748
32,000	Makino Milling Machine Co. Ltd.	301,995
4,100	Mamezou Holdings Co. Ltd.	48,244
4,600	Mandom Corp.	165,831
1,800	Mani, Inc.	73,034
7,700	Marubun Corp.	68,959
38,000	Marudai Food Co. Ltd.	186,908

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
400	Marufuji Sheet Piling Co. Ltd.	$10,618
11,700	Maruha Nichiro Corp.	393,825
27,000	Marui Group Co. Ltd.	560,376
6,900	Maruichi Steel Tube Ltd.	235,511
7,800	Marusan Securities Co. Ltd.	74,271
2,500	Maruwa Co. Ltd.	206,052
2,000	Maruyama Manufacturing Co., Inc.	34,743
20,000	Maruzen Showa Unyu Co. Ltd.	94,543
6,400	Marvelous, Inc.	54,752
2,900	Matsuda Sangyo Co. Ltd.	48,822
7,700	Matsui Construction Co. Ltd.	61,149
16,400	Matsui Securities Co. Ltd.	159,894
14,400	Matsumotokiyoshi Holdings Co. Ltd.	641,464
700	Matsuya Foods Co. Ltd.	24,463
6,000	Max Co. Ltd.	78,035
2,300	Maxell Holdings Ltd.	45,354
2,400	Maxvalu Nishinihon Co. Ltd.	39,391
3,700	Maxvalu Tokai Co. Ltd.	82,729
4,400	MCJ Co. Ltd.	58,388
31,590	Mebuki Financial Group, Inc.	122,614
2,900	MEC Co. Ltd.	48,290
17,500	Medipal Holdings Corp.	375,425
1,400	Megachips Corp.(c)	44,905
57,082	Megmilk Snow Brand Co. Ltd.	1,718,477
45,000	Meidensha Corp.	177,085
6,300	Meiko Electronics Co. Ltd.	106,363
2,600	Meiko Network Japan Co. Ltd.	29,473
12,000	Meisei Industrial Co. Ltd.	89,630
5,500	Meitec Corp.	301,579
13,200	Meiwa Corp.	63,761
2,800	Menicon Co. Ltd.	73,080
500	Metawater Co. Ltd.	14,723
4,500	Michinoku Bank Ltd. (The)	72,879
4,300	Mie Kotsu Group Holdings, Inc.	20,440
5,900	Mikuni Corp.	33,947
2,474	Milbon Co. Ltd.	107,487
6,700	Mimasu Semiconductor Industry Co. Ltd.	117,984
2,900	Ministop Co. Ltd.	60,166
10,800	Miraca Holdings, Inc.	420,443
16,940	Mirait Holdings Corp.	268,658
2,300	Miroku Jyoho Service Co. Ltd.	65,478
8,500	Misawa Homes Co. Ltd.	71,777
319,300	MISUMI Group, Inc.	8,811,534
6,400	Mitani Corp.	303,784
6,900	Mito Securities Co. Ltd.	26,649
10,800	Mitsuba Corp.	157,648
11,800	Mitsubishi Logisnext Co. Ltd.	101,686
7,000	Mitsubishi Logistics Corp.	161,456
55,400	Mitsubishi Materials Corp.	1,686,222
8,300	Mitsubishi Paper Mills Ltd.(c)	52,345
4,200	Mitsubishi Pencil Co. Ltd.	83,464
Shares		Value
JAPAN (continued)
1,600	Mitsubishi Research Institute, Inc.	$56,126
2,800	Mitsubishi Shokuhin Co. Ltd.	81,705
74,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	474,238
13,000	Mitsuboshi Belting Ltd.	148,283
4,300	Mitsui Engineering & Shipbuilding Co. Ltd.(c)	73,692
5,300	Mitsui High-Tec, Inc.	77,634
14,000	Mitsui Home Co. Ltd.	92,918
2,100	Mitsui Matsushima Co. Ltd.	30,078
16,100	Mitsui Mining & Smelting Co. Ltd.	680,563
42,900	Mitsui Osk Lines Ltd.	1,270,767
2,700	Mitsui Sugar Co. Ltd.	107,857
47,000	Mitsui-Soko Holdings Co. Ltd.(c)	152,340
5,500	Mixi, Inc.	180,768
1,800	Miyaji Engineering Group, Inc.	35,152
4,300	Miyazaki Bank Ltd. (The)	139,187
1,800	Miyoshi Oil & Fat Co. Ltd.	23,990
3,800	Mizuno Corp.	122,865
27,464	Mochida Pharmaceutical Co. Ltd.	1,935,063
4,300	Modec, Inc.	114,113
30,200	Monex Group, Inc.	171,774
600	Monogatari Corp. (The)	65,085
103,700	Monotaro Co. Ltd.	3,614,580
900	Moresco Corp.	15,997
5,200	Morinaga & Co. Ltd.	253,224
72,323	Morinaga Milk Industry Co. Ltd.	3,176,625
8,400	Morita Holdings Corp.	164,737
2,400	Mory Industries, Inc.	72,571
3,000	MrMax Holdings Ltd.	20,368
6,200	MTI Ltd.	37,057
1,900	Mugen Estate Co. Ltd.	24,123
218,100	Musashi Seimitsu Industry Co. Ltd.	7,641,216
3,100	Musashino Bank Ltd. (The)	103,284
10,800	Nabtesco Corp.	389,455
5,100	NAC Co. Ltd.	42,535
40,000	Nachi-Fujikoshi Corp.	207,400
800	Nafco Co. Ltd.	13,485
1,800	Nagaileben Co. Ltd.	47,604
3,500	Nagano Bank Ltd.	58,975
1,700	Nagano Keiki Co. Ltd.	20,225
34,600	Nagase & Co. Ltd.	590,869
5,000	Nagatanien Holdings Co. Ltd.	66,734
201,400	Nagoya Railroad Co. Ltd.	5,274,899
11,000	Nakabayashi Co. Ltd.	63,561
7,500	Nakanishi, Inc.	156,356
2,500	Nakano Corp.	14,223
3,800	Nakayama Steel Works Ltd.	26,697
8,000	Nankai Electric Railway Co. Ltd.	212,708
1,400	Nanto Bank Ltd. (The)	38,861

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
1,100	Natori Co. Ltd.	$19,552
4,700	NEC Capital Solutions Ltd.	89,681
9,300	NEC Networks & System Integration Corp.	243,329
11,000	NET One Systems Co. Ltd.	177,041
77,400	NHK Spring Co. Ltd.	855,320
1,800	Nice Holdings, Inc.	24,207
31,000	Nichias Corp.	392,660
3,000	Nichiban Co. Ltd.	95,867
5,900	Nichiha Corp.	233,923
12,300	Nichii Gakkan Co.	127,047
12,650	Nichi-Iko Pharmaceutical Co. Ltd.	202,398
24,000	Nichirei Corp.	695,267
1,560	Nichirin Co. Ltd.	38,051
613,000	Nifco, Inc.	21,522,941
500	Nihon Chouzai Co. Ltd.	15,577
5,500	Nihon Dempa Kogyo Co. Ltd.	34,469
14,900	Nihon House Holdings Co. Ltd.	78,272
8,700	Nihon Kohden Corp.	248,637
495,600	Nihon M&A Center, Inc.	14,464,886
14,500	Nihon Nohyaku Co. Ltd.	94,015
12,000	Nihon Parkerizing Co. Ltd.	189,986
2,800	Nihon Plast Co. Ltd.	26,264
1,100	Nihon Tokushu Toryo Co. Ltd.	22,936
15,300	Nihon Unisys Ltd.	317,551
3,000	Nihon Yamamura Glass Co. Ltd.	5,163
19,300	Nikkiso Co. Ltd.	219,753
17,000	Nikkon Holdings Co. Ltd.	452,336
70,439	Nikon Corp.	1,225,674
400	Nippi, Inc.	16,473
28,000	Nippo Corp.	642,177
4,000	Nippon Air Conditioning Services Co. Ltd.	28,338
1,700	Nippon Carbide Industries Co. Inc.	34,173
3,100	Nippon Chemical Industrial Co. Ltd.	96,793
3,800	Nippon Chemi-Con Corp.	87,965
300	Nippon Chemiphar Co. Ltd.	12,674
36,800	Nippon Coke & Engineering Co. Ltd.	39,309
7,500	Nippon Concrete Industries Co. Ltd.	31,067
8,000	Nippon Densetsu Kogyo Co. Ltd.	164,197
21,400	Nippon Electric Glass Co. Ltd.	616,706
56,800	Nippon Express Co. Ltd.	4,291,248
15,500	Nippon Flour Mills Co. Ltd.	252,806
5,400	Nippon Gas Co. Ltd.	265,127
7,500	Nippon Hume Corp.	57,159
108,996	Nippon Kayaku Co. Ltd.	1,363,841
900	Nippon Kinzoku Co. Ltd.	19,195
1,300	Nippon Kodoshi Corp.	36,416
8,700	Nippon Koei Co. Ltd.	255,043
2,100	Nippon Koshuha Steel Co. Ltd.	16,195
Shares		Value
JAPAN (continued)
336,100	Nippon Light Metal Holdings Co. Ltd.	$898,403
56,500	Nippon Paper Industries Co. Ltd.	1,082,099
37,600	Nippon Parking Development Co. Ltd.	63,067
4,700	Nippon Piston Ring Co. Ltd.	94,187
33	Nippon Prologis REIT, Inc. REIT	69,550
4,000	Nippon Rietec Co. Ltd.	52,153
3,000	Nippon Road Co. Ltd. (The)	149,611
800	Nippon Seisen Co. Ltd.	35,008
9,000	Nippon Sharyo Ltd.(c)	24,219
27,300	Nippon Sheet Glass Co. Ltd.(c)	222,863
6,000	Nippon Shokubai Co. Ltd.	407,700
11,400	Nippon Signal Co. Ltd.	108,195
32,000	Nippon Soda Co. Ltd.	183,834
8,748	Nippon Steel & Sumikin Bussan Corp.	479,856
85,800	Nippon Suisan Kaisha Ltd.	465,000
8,000	Nippon Thompson Co. Ltd.	58,905
4,300	Nippon Valqua Industries Ltd.	118,465
64,000	Nippon Yusen KK	1,361,314
32,800	Nipro Corp.	472,088
14,600	Nishimatsu Construction Co. Ltd.	401,339
3,500	Nishimatsuya Chain Co. Ltd.	43,024
19,200	Nishi-Nippon Financial Holdings, Inc.	230,553
5,600	Nishi-Nippon Railroad Co. Ltd.	155,501
3,900	Nishio Rent All Co. Ltd.	115,791
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	34,811
1,200	Nissei ASB Machine Co. Ltd.	74,236
5,500	Nissei Build Kogyo Co. Ltd.	68,488
1,500	Nissei Plastic Industrial Co. Ltd.	19,360
2,400	Nissha Co. Ltd.	56,502
6,800	Nisshin Fudosan Co. Ltd.	51,067
8,000	Nisshin Oillio Group Ltd. (The)	230,012
11,324	Nisshin Steel Co. Ltd.	149,857
55,568	Nisshinbo Holdings, Inc.	783,091
5,600	Nissin Corp.	145,158
7,000	Nissin Electric Co. Ltd.	70,183
19,400	Nissin Kogyo Co. Ltd.	340,406
3,200	Nitta Corp.	121,656
1,900	Nitta Gelatin, Inc.	14,812
14,400	Nitto Boseki Co. Ltd.	311,018
10,100	Nitto Kogyo Corp.	173,381
2,600	Nitto Kohki Co. Ltd.	68,336
12,000	Nitto Seiko Co. Ltd.	86,005
13,100	Nittoc Construction Co. Ltd.	75,319
500	Nittoku Engineering Co. Ltd.	17,271
3,200	Noda Corp.	34,609
1,200	Noevir Holdings Co. Ltd.	86,294
221,434	NOF Corp.	6,607,216
2,700	Nohmi Bosai Ltd.	58,071

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
6,500	Nojima Corp.	$160,473
43,900	NOK Corp.	897,813
5,000	Nomura Co. Ltd.	100,450
58,300	Nomura Real Estate Holdings, Inc.	1,442,717
2,100	Noritake Co. Ltd.	89,602
3,800	Noritsu Koki Co. Ltd.	94,926
6,600	Noritz Corp.	120,256
62,900	North Pacific Bank Ltd.	212,221
1,000	Nozawa Corp.	11,337
4,100	NS Solutions Corp.	118,701
4,600	NS United Kaiun Kaisha Ltd.	95,482
3,100	NSD Co. Ltd.	64,632
150,700	NTN Corp.	662,849
8,400	NTT Urban Development Corp.	98,971
1,000	Nuflare Technology, Inc.	66,036
2,200	Obara Group, Inc.	129,991
1,800	Odelic Co. Ltd.	73,158
27,000	Oenon Holdings, Inc.	114,757
4,800	Ogaki Kyoritsu Bank Ltd. (The)	121,001
39,900	Ohsho Food Service Corp.	2,002,456
7,245	Oiles Corp.	156,570
4,600	Oita Bank Ltd. (The)	168,793
11,100	Okabe Co. Ltd.	105,452
8,000	Okamoto Industries, Inc.	80,048
900	Okamoto Machine Tool Works Ltd.	29,677
11,900	Okamura Corp.	160,670
23,000	Okasan Securities Group, Inc.	131,423
3,200	Okinawa Cellular Telephone Co.	119,113
2,337	Okinawa Electric Power Co., Inc. (The)	71,265
1,800	OKK Corp.	18,626
7,000	OKUMA Corp.	399,845
4,800	Okumura Corp.	198,715
26,000	Okura Industrial Co. Ltd.	144,862
10,000	Okuwa Co. Ltd.	107,829
2,600	ONO Sokki Co. Ltd.	20,216
3,500	Onoken Co. Ltd.	61,441
26,000	Onward Holdings Co. Ltd.	214,263
4,800	Open House Co. Ltd.	267,224
3,400	OPT Holding, Inc.	50,669
3,600	Optex Group Co. Ltd.	108,132
1,800	Organo Corp.	56,229
18,000	Orient Corp.	27,790
2,000	Origin Electric Co. Ltd.	32,640
6,400	Osaka Organic Chemical Industry Ltd.	83,415
4,800	Osaka Soda Co. Ltd.	134,090
16,000	Osaki Electric Co. Ltd.	115,960
12,500	OSG Corp.	276,678
12,200	OSJB Holdings Corp.	35,749
500	OUG Holdings, Inc.	12,254
8,000	Outsourcing Inc.	134,123
24,900	Pacific Industrial Co. Ltd.	353,182
Shares		Value
JAPAN (continued)
3,100	Pacific Metals Co. Ltd.(c)	$108,765
2,450	Pack Corp. (The)	92,777
1,400	PAL Group Holdings Co. Ltd.	38,351
5,050	PALTAC Corp.	252,765
67,799	Paramount Bed Holdings Co. Ltd.	3,373,347
4,500	Parco Co. Ltd.	56,269
10,500	Park24 Co. Ltd.	297,436
3,000	Pasco Corp.(c)	8,857
1,900	Pasona Group, Inc.	31,545
9,100	PC Depot Corp.	59,575
4,100	Pegasus Sewing Machine Manufacturing Co. Ltd.	28,714
57,100	Penta-Ocean Construction Co. Ltd.	449,995
800	Pepper Food Service Co. Ltd.	46,056
145,300	PeptiDream, Inc.(c)	5,870,438
700	PIA Corp.	42,350
18,300	Pigeon Corp.	857,795
6,200	Pilot Corp.	338,473
6,600	Piolax, Inc.	184,879
141,100	Pioneer Corp.(c)	220,103
3,500	Plenus Co. Ltd.	60,327
1,300	Poletowin Pitcrew Holdings, Inc.	22,260
62,000	Press Kogyo Co. Ltd.	357,293
8,000	Pressance Corp.	122,227
6,000	Prestige International, Inc.	68,925
15,000	Prima Meat Packers Ltd.	91,517
2,300	Proto Corp.	33,015
6,400	PS Mitsubishi Construction Co. Ltd.	42,187
3,700	Qol Co. Ltd.	75,841
17,400	Raito Kogyo Co. Ltd.	189,074
2,000	Rasa Industries Ltd.	40,910
3,800	Raysum Co. Ltd.	49,530
2,300	Relia, Inc.	29,241
19,000	Relo Group, Inc.	426,834
2,000	Renesas Easton Co. Ltd.	12,587
111,840	Rengo Co. Ltd.	961,436
519,900	Resorttrust, Inc.	10,765,450
3,000	Rheon Automatic Machinery Co. Ltd.	55,214
9,200	Ricoh Leasing Co. Ltd.	306,830
4,800	Right On Co. Ltd.	45,454
2,900	Riken Corp.	166,798
6,500	Riken Keiki Co. Ltd.	146,332
19,000	Riken Technos Corp.	92,248
900	Riken Vitamin Co. Ltd.	33,873
3,000	Ringer Hut Co. Ltd.	72,895
16,200	Riso Kagaku Corp.	323,922
8,500	Riso Kyoiku Co. Ltd.	65,437
1,800	Rock Field Co. Ltd.	34,392
11,400	Rohto Pharmaceutical Co. Ltd.	331,825
1,400	Rokko Butter Co. Ltd.	33,383
2,500	Roland DG Corp.	58,051

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
1,700	Rorze Corp.	$38,204
25,800	Round One Corp.	373,164
5,400	Royal Holdings Co. Ltd.	146,781
400	RS Technologies Co. Ltd.	25,108
13,600	Ryobi Ltd.	347,460
3,000	Ryoden Corp.	50,310
7,500	Ryosan Co. Ltd.	279,094
70,800	S Foods, Inc.	2,974,695
1,700	Sac’s Bar Holdings, Inc.	18,185
2,200	Saibu Gas Co. Ltd.	59,460
4,700	Saizeriya Co. Ltd.	108,571
5,600	Sakai Chemical Industry Co. Ltd.	146,265
1,400	Sakai Heavy Industries Ltd.	59,340
1,800	Sakai Moving Service Co. Ltd.	97,273
1,800	Sakai Ovex Co. Ltd.	39,358
9,300	Sakata INX Corp.	142,108
10,000	Sala Corp.	62,246
5,100	SAMTY Co. Ltd.	94,253
1,000	San ju San Financial Group, Inc.(c)	21,149
2,300	San-A Co. Ltd.	122,650
31,000	San-Ai Oil Co. Ltd.	488,037
8,400	Sanden Holdings Corp.(c)	122,033
1,900	Sanei Architecture Planning Co. Ltd.	32,001
20,350	Sangetsu Corp.	419,974
40,800	San-In Godo Bank Ltd. (The)	383,599
34,000	Sanken Electric Co. Ltd.	217,603
800	Sanko Metal Industrial Co. Ltd.	25,871
7,100	Sankyo Co. Ltd.	248,906
12,300	Sankyo Tateyama, Inc.	182,476
10,400	Sankyu, Inc.	505,456
14,600	Sanoh Industrial Co. Ltd.	104,306
4,600	Sanoyas Holdings Corp.	11,131
6,800	Sanshin Electronics Co. Ltd.	138,172
30,800	Sanwa Holdings Corp.	395,506
3,800	Sanyo Chemical Industries Ltd.	179,317
1,800	Sanyo Denki Co. Ltd.	155,333
400	Sanyo Electric Railway Co. Ltd.	10,221
2,400	Sanyo Housing Nagoya Co. Ltd.	26,273
800	Sanyo Industries Ltd.	15,340
12,000	Sanyo Special Steel Co. Ltd.	305,318
2,100	Sanyo Trading Co. Ltd.	41,251
14,600	Sapporo Holdings Ltd.	417,742
1,500	SATO Holdings Corp.	42,083
2,700	Sato Shoji Corp.	30,385
4,100	Satori Electric Co. Ltd.	41,449
7,800	Sawada Holdings Co. Ltd.(c)	71,273
55,092	Sawai Pharmaceutical Co. Ltd.	2,380,836
3,500	SAXA Holdings, Inc.	68,047
94,980	SBI Holdings, Inc.	2,394,949
8,500	SBS Holdings, Inc.	105,803
1,900	Scala, Inc.	14,115
2,900	SCREEN Holdings Co. Ltd.	237,205
5,800	Scroll Corp.	23,334
Shares		Value
JAPAN (continued)
800	SCSK Corp.	$34,237
57,700	Sega Sammy Holdings, Inc.	947,821
800	Seibu Electric Industry Co. Ltd.	20,951
3,200	Seika Corp.	81,013
11,400	Seikitokyu Kogyo Co. Ltd.(c)	73,287
10,800	Seiko Holdings Corp.	281,174
38,300	Seino Holdings Co. Ltd.	717,388
12,300	Seiren Co. Ltd.	237,134
6,600	Sekisui Plastics Co. Ltd.	88,655
35,500	Senko Group Holdings Co. Ltd.	272,810
2,000	Senshu Electric Co. Ltd.	59,175
83,320	Senshu Ikeda Holdings, Inc.	328,579
8,800	Senshukai Co. Ltd.(c)	46,109
13,000	Septeni Holdings Co. Ltd.	33,418
15,642	Seria Co. Ltd.	766,527
70,200	Seven Bank Ltd.	235,694
1,200	Shibaura Electronics Co. Ltd.	57,187
11,000	Shibaura Mechatronics Corp.	43,920
3,400	Shibusawa Warehouse Co. Ltd. (The)	57,629
4,400	Shibuya Corp.	150,034
1,400	Shidax Corp.	6,247
500	SHIFT, Inc.(c)	23,098
42,000	Shiga Bank Ltd. (The)	212,759
4,400	Shikibo Ltd.	55,446
4,000	Shikoku Bank Ltd. (The)	58,402
14,000	Shikoku Chemicals Corp.	198,150
8,100	Shikoku Electric Power Co., Inc.	103,275
3,600	Shima Seiki Manufacturing Ltd.	228,209
12,749	Shimachu Co. Ltd.	411,569
3,000	Shimamura Co. Ltd.	349,120
1,800	Shimizu Bank Ltd. (The)	50,623
3,100	Shin Nippon Air Technologies Co. Ltd.	45,890
3,200	Shinagawa Refractories Co. Ltd.	86,250
1,200	Shindengen Electric Manufacturing Co. Ltd.	75,285
23,600	Shinko Electric Industries Co. Ltd.	183,603
12,700	Shinko Plantech Co. Ltd.	119,220
18,000	Shinmaywa Industries Ltd.	201,735
8,400	Shinnihon Corp.	93,181
2,800	Shinoken Group Co. Ltd.	85,132
15,600	Shinsei Bank Ltd.	242,886
2,200	Shinsho Corp.	70,397
900	Shinwa Co. Ltd.	21,093
8,800	Ship Healthcare Holdings, Inc.	305,563
3,000	Shizuki Electric Co., Inc.	20,787
27,900	Shizuoka Gas Co. Ltd.	252,436
800	Shoei Co. Ltd.	29,662
2,400	Shoei Foods Corp.	94,682
1,000	Showa Aircraft Industry Co. Ltd.	11,940
19,600	Showa Corp.	294,606
40,200	Showa Denko KK	1,337,485

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
6,400	Showa Sangyo Co. Ltd.	$169,376
96,500	Showa Shell Sekiyu KK	1,362,637
5,200	Siix Corp.	104,496
3,000	Sinanen Holdings Co. Ltd.	77,161
31,000	Sinfonia Technology Co. Ltd.	109,411
2,600	Sinko Industries Ltd.	42,137
1,400	SK-Electronics Co. Ltd.	30,481
101,000	SKY Perfect JSAT Holdings, Inc.	460,260
5,000	Skylark Co. Ltd.	73,547
17,000	SMK Corp.	60,222
2,800	SMS Co. Ltd.	106,011
9,300	Sodick Co. Ltd.	114,464
2,400	Softbank Technology Corp.	37,653
5,400	Sogo Medical Co. Ltd.	126,029
2,400	Sohgo Security Services Co. Ltd.	118,497
315,700	Sojitz Corp.	1,039,209
1,700	Soken Chemical & Engineering Co. Ltd.	37,055
400	Solasto Corp.	10,587
31,300	Sotetsu Holdings, Inc.	896,698
18,500	Sparx Group Co. Ltd.	50,002
700	SPK Corp.	18,131
300	ST Corp.	6,683
4,100	St. Marc Holdings Co. Ltd.	116,084
5,600	Star Micronics Co. Ltd.	100,194
107,300	Start Today Co. Ltd.	3,098,174
4,900	Starts Corp., Inc.	135,285
2,200	Starzen Co. Ltd.	110,741
3,200	Stella Chemifa Corp.	106,551
1,300	Studio Alice Co. Ltd.	29,170
3,100	Sugi Holdings Co. Ltd.	180,479
2,700	Sugimoto & Co. Ltd.	51,142
4,800	Sumida Corp.	65,844
700	Suminoe Textile Co. Ltd.	18,310
104,000	Sumitomo Bakelite Co. Ltd.	938,054
6,900	Sumitomo Densetsu Co. Ltd.	146,415
67,800	Sumitomo Forestry Co. Ltd.	1,123,463
27,400	Sumitomo Heavy Industries Ltd.	1,046,962
25,300	Sumitomo Mitsui Construction Co. Ltd.	154,977
609,474	Sumitomo Osaka Cement Co. Ltd.	2,790,192
7,000	Sumitomo Precision Products Co. Ltd.	24,456
19,100	Sumitomo Riko Co. Ltd.	199,659
39,703	Sumitomo Rubber Industries Ltd.	709,003
3,800	Sumitomo Seika Chemicals Co. Ltd.	181,909
7,500	Sun Frontier Fudousan Co. Ltd.	90,493
2,200	Suncall Corp.	14,744
3,600	Sun-Wa Technos Corp.	53,407
36,400	Suruga Bank Ltd.	493,091
9,990	Suzuken Co. Ltd.	429,554
Shares		Value
JAPAN (continued)
4,200	SWCC Showa Holdings Co. Ltd.	$36,170
1,700	Systena Corp.	64,491
7,000	T&K Toka Co. Ltd.	85,724
3,200	T. Hasegawa Co. Ltd.	68,785
3,000	T. RAD Co. Ltd.	107,419
3,240	Tachibana Eletech Co. Ltd.	61,801
7,800	Tachi-S Co. Ltd.	141,363
36,700	Tadano Ltd.	564,778
3,000	Taihei Dengyo Kaisha Ltd.	77,474
33,430	Taiheiyo Cement Corp.	1,262,316
9,600	Taiho Kogyo Co. Ltd.	129,592
5,000	Taikisha Ltd.	174,365
300	Taisei Lamick Co., Ltd.	8,666
3,000	Taiyo Holdings Co. Ltd.	127,484
38,500	Taiyo Yuden Co. Ltd.	682,777
3,300	Takaoka Toko Co. Ltd.	56,217
17,700	Takara Holdings, Inc.	213,518
13,600	Takara Leben Co. Ltd.	57,620
11,000	Takara Standard Co. Ltd.	186,930
5,200	Takasago International Corp.	161,981
171,700	Takasago Thermal Engineering Co. Ltd.	3,255,172
1,800	Takashima & Co. Ltd.	36,033
122,000	Takashimaya Co. Ltd.	1,047,668
3,100	Take And Give Needs Co. Ltd.	32,474
2,600	Takeei Corp.	31,729
5,700	Takeuchi Manufacturing Co. Ltd.	130,183
3,300	Takisawa Machine Tool Co. Ltd.	58,191
9,000	Takuma Co. Ltd.	98,611
6,800	Tama Home Co. Ltd.	70,049
1,900	Tamron Co. Ltd.	38,563
29,000	Tamura Corp.	220,285
1,950	Tanseisha Co. Ltd.	23,105
16,300	Tatsuta Electric Wire and Cable Co. Ltd.	100,637
9,000	Tayca Corp.	236,836
10,700	TBK Co. Ltd.	53,792
600	Techno Medica Co. Ltd.	11,451
400	TechnoPro Holdings, Inc.	23,273
58,600	Teijin Ltd.	1,101,731
2,000	Tekken Corp.	59,960
900	T-Gaia Corp.	25,150
7,900	THK Co. Ltd.	275,340
21,266	TIS, Inc.	843,607
6,000	Toa Corp.	70,866
5,200	Toa Corp.	132,577
58,000	Toa Oil Co. Ltd.	107,057
2,200	Toa Road Corp.	78,555
39,450	Toagosei Co. Ltd.	465,559
56,100	Tobishima Corp.	89,958
500	Tobu Store Co. Ltd.	13,860
17,100	TOC Co. Ltd.	151,417
8,800	Tocalo Co. Ltd.	109,196
34,700	Tochigi Bank Ltd. (The)	131,486

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
34,000	Toda Corp.	$280,353
300	Toda Kogyo Corp.	10,413
2,000	Toei Co. Ltd.	224,657
4,200	Toenec Corp.	131,202
59,000	Toho Bank Ltd. (The)	228,870
4,000	Toho Co. Ltd.	95,629
3,200	Toho Gas Co. Ltd.	97,294
6,900	Toho Holdings Co. Ltd.	168,393
5,000	Toho Titanium Co. Ltd.	61,846
6,800	Toho Zinc Co. Ltd.	312,868
2,600	Tohoku Bank Ltd. (The)	34,503
15,000	Tokai Carbon Co. Ltd.	187,716
4,800	Tokai Corp.	108,107
19,000	TOKAI Holdings Corp.	192,467
1,200	Tokai Lease Co. Ltd.	23,443
17,100	Tokai Rika Co. Ltd.	341,608
20,000	Tokai Tokyo Financial Holdings, Inc.	144,867
3,084	Tokushu Tokai Paper Co. Ltd.	120,590
10,800	Tokuyama Corp.	321,682
28,100	Tokyo Dome Corp.	273,210
1,100	Tokyo Electron Device Ltd.	21,123
7,000	Tokyo Energy & Systems, Inc.	82,590
2,600	Tokyo Individualized Educational Institute, Inc.	28,530
5,000	Tokyo Keiki, Inc.	54,097
8,800	Tokyo Ohka Kogyo Co. Ltd.	309,174
400	Tokyo Rakutenchi Co. Ltd.	20,060
5,300	Tokyo Rope Manufacturing Co. Ltd.	113,904
2,500	Tokyo Sangyo Co. Ltd.	12,748
6,800	Tokyo Seimitsu Co. Ltd.	258,274
27,500	Tokyo Steel Manufacturing Co. Ltd.	229,486
59,800	Tokyo Tatemono Co. Ltd.	910,704
4,400	Tokyo Tekko Co. Ltd.	68,765
6,275	Tokyo Ty Financial Group, Inc.	165,622
1,700	Tokyotokeiba Co. Ltd.	65,152
12,500	Tokyu Construction Co. Ltd.	133,496
197,600	Tokyu Fudosan Holdings Corp.	1,555,014
27,000	Toli Corp.	96,073
1,100	Tomen Devices Corp.	28,456
7,300	Tomoe Corp.	40,191
1,300	Tomoe Engineering Co. Ltd.	25,280
8,200	Tomoku Co. Ltd.	151,726
26,700	TOMONY Holdings, Inc.	119,138
11,800	Tomy Co. Ltd.	115,528
1,700	Tonami Holdings Co. Ltd.	106,888
8,100	Topcon Corp.	160,768
17,200	Toppan Forms Co. Ltd.	192,127
8,100	Topre Corp.	254,215
7,200	Topy Industries Ltd.	213,253
800	Torex Semiconductor Ltd.	10,548
4,000	TORIDOLL Holdings Corp.	133,930
2,500	Torii Pharmaceutical Co. Ltd.	68,098
Shares		Value
JAPAN (continued)
5,000	Torishima Pump Manufacturing Co. Ltd.	$46,841
12,100	Tosei Corp.	148,322
26,000	Toshiba Machine Co. Ltd.	172,224
9,300	Toshiba Plant Systems & Services Corp.	194,081
41,000	Toshiba TEC Corp.	234,649
2,000	Tosho Co. Ltd.	73,530
5,900	Totetsu Kogyo Co. Ltd.	176,228
9,400	Towa Bank Ltd. (The)	125,413
5,500	Towa Corp.	67,555
3,300	Towa Pharmaceutical Co. Ltd.	209,977
23,700	Toyo Construction Co. Ltd.	113,342
600	Toyo Denki Seizo KK	10,092
3,200	Toyo Engineering Corp.(c)	33,292
89,000	Toyo Ink SC Holdings Co. Ltd.	550,040
7,500	Toyo Kohan Co. Ltd.	49,171
2,100	Toyo Machinery & Metal Co. Ltd.	15,300
16,000	Toyo Securities Co. Ltd.	41,989
62,500	Toyo Seikan Group Holdings Ltd.	983,322
104,232	Toyo Suisan Kaisha Ltd.	4,103,964
700	Toyo Tanso Co. Ltd.	20,585
29,200	Toyo Tire & Rubber Co. Ltd.	497,048
2,000	Toyo Wharf & Warehouse Co. Ltd.	31,443
47,000	Toyobo Co. Ltd.	915,534
36,000	Toyoda Gosei Co. Ltd.	908,964
9,200	Toyota Boshoku Corp.	193,136
5,100	TPR Co. Ltd.	154,501
1,200	Trancom Co. Ltd.	90,862
3,000	Transcosmos, Inc.(c)	82,794
500	Tri Chemical Laboratories, Inc.	20,173
5,200	Trusco Nakayama Corp.	136,518
12,500	TS Tech Co. Ltd.	505,745
47,000	Tsubakimoto Chain Co.	407,271
1,600	Tsubakimoto Kogyo Co. Ltd.	50,100
7,000	Tsudakoma Corp.(c)	15,360
2,000	Tsugami Corp.	24,076
20,833	Tsukuba Bank Ltd.	72,225
5,000	Tsukui Corp.	39,468
8,800	Tsumura & Co.	319,213
1,200	Tsurumi Manufacturing Co. Ltd.	23,314
7,000	TTK Co. Ltd.	40,302
3,900	Tv Tokyo Holdings Corp.	106,556
12,184	UACJ Corp.	317,525
32,780	Ube Industries Ltd.	998,616
4,200	Uchida Yoko Co. Ltd.	117,093
600	Ueki Corp.	14,471
2,500	UKC Holdings Corp.	52,674
7,200	Ulvac, Inc.	385,158
18,500	Unipres Corp.	435,596
2,600	United Arrows Ltd.	95,494
9,300	United Super Markets Holdings, Inc.	122,290

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
6,200	Unitika Ltd.(c)	$40,763
3,900	Universal Entertainment Corp.(c)	185,260
3,700	Unizo Holdings Co. Ltd.	88,104
8,600	U-Shin Ltd.(c)	57,135
2,100	UT Group Co. Ltd.(c)	57,716
8,800	Utoc Corp.	37,832
600	V Technology Co. Ltd.	156,023
10,500	Valor Holdings Co. Ltd.	292,961
2,200	Vector, Inc.(c)	42,437
1,400	Village Vanguard Co. Ltd.	12,887
11,200	Vital KSK Holdings, Inc.	109,769
16,200	VT Holdings Co. Ltd.	73,703
11,500	Wacoal Holdings Corp.	348,172
3,300	Wakachiku Construction Co. Ltd.	52,200
5,900	Wakita & Co. Ltd.	62,339
7,600	Warabeya Nichiyo Holdings Co. Ltd.	192,953
300	Watahan & Co. Ltd.	10,590
2,700	WATAMI Co. Ltd.	36,629
600	Weathernews, Inc.	18,944
6,680	Welcia Holdings Co. Ltd.	343,055
5,900	West Holdings Corp.	43,258
1,000	Wowow, Inc.	31,414
6,500	Xebio Holdings Co. Ltd.	122,459
1,000	Y.A.C. Holdings Co. Ltd.	9,578
4,000	Yachiyo Industry Co. Ltd.	48,442
6,000	Yahagi Construction Co. Ltd.	45,681
600	Yakuodo Co. Ltd.	20,772
9,600	YAMABIKO Corp.	137,124
372,972	Yamada Denki Co. Ltd.	1,950,822
8,400	Yamagata Bank Ltd. (The)	185,299
51,000	Yamaguchi Financial Group, Inc.	637,069
5,400	Yamaichi Electronics Co. Ltd.	96,708
45,000	Yamanashi Chuo Bank Ltd. (The)	198,813
5,100	Yamatane Corp.	90,971
2,600	Yamato Corp.	17,662
800	Yamaya Corp.	27,052
4,200	Yamazaki Baking Co. Ltd.	91,969
100	Yamazawa Co. Ltd.	1,632
10,300	Yamazen Corp.	104,105
1,200	Yaoko Co. Ltd.	66,553
700	Yashima Denki Co. Ltd.	5,953
4,700	Yellow Hat Ltd.	139,401
10,100	Yokogawa Bridge Holdings Corp.	219,944
161,200	Yokogawa Electric Corp.	3,549,576
22,300	Yokohama Reito Co. Ltd.	226,005
42,500	Yokohama Rubber Co. Ltd. (The)	1,000,709
1,000	Yokowo Co. Ltd.	21,013
1,400	Yondoshi Holdings, Inc.	34,480
8,300	Yorozu Corp.	142,916
Shares		Value
JAPAN (continued)
2,700	Yoshinoya Holdings Co. Ltd.	$50,124
6,800	Yuasa Trading Co. Ltd.	217,349
2,700	Yuken Kogyo Co. Ltd.	74,342
1,100	Yume No Machi Souzou Iinkai Co. Ltd.	19,044
2,700	Yumeshin Holdings Co. Ltd.	29,107
15,000	Yurtec Corp.	131,125
900	Yushiro Chemical Industry Co. Ltd.	14,904
3,600	Zenrin Co. Ltd.	72,434
14,300	Zensho Holdings Co. Ltd.	332,818
52,000	Zeon Corp.	671,543
1,500	ZERIA Pharmaceutical Co. Ltd.	30,768
2,000	ZIGExN Co., Ltd.(c)	15,973
4,000	Zojirushi Corp.	53,588
		403,820,064
JERSEY CHANNEL ISLANDS — 0.1%
400,611	Centamin Plc	865,660
135,039	Novocure Ltd.(c)	3,686,565
49,289	Phoenix Group Holdings	532,432
3,503	Randgold Resources Ltd.	284,038
		5,368,695
JORDAN — 0.0%
29,542	Hikma Pharmaceuticals Plc	520,902
LIECHTENSTEIN — 0.0%
502	Liechtensteinische Landesbank AG	32,074
690	VP Bank AG	112,808
		144,882
LUXEMBOURG — 0.4%
19,503	APERAM SA	950,272
62,173	B&M European Value Retail SA	346,470
404,440	B&S Group Sarl(c)	7,310,386
60,129	d’Amico International Shipping SA(c)	14,664
1,249	Eurofins Scientific SE	673,706
22,500	L’Occitane International SA	41,794
197,324	SES SA	3,044,479
137,705	Stabilus SA	12,378,968
1,389	Sword Group	60,737
		24,821,476
MACAU — 0.0%
99,000	Macau Legend Development Ltd.(c)	15,702
MALAYSIA — 0.2%
45,000	7-Eleven Malaysia Holdings Berhad	17,430
75,100	Aeon Co. (M) Berhad	38,639
9,450	Aeon Credit Service M Berhad	31,442
314,490	Affin Holdings Berhad(a)	201,263
585,500	AirAsia Berhad	571,986
402,900	AirAsia X Berhad(c)	39,200

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
MALAYSIA (continued)
297,900	Alliance Bank Malaysia Berhad	$328,876
844,400	Ammb Holdings Berhad	833,977
20,100	Amway Malaysia Holdings Berhad	38,959
39,200	Ann Joo Resources Berhad	29,387
29,700	APM Automotive Holdings Berhad	25,524
146,000	Astro Malaysia Holdings Berhad	70,707
32,700	Batu Kawan Berhad	154,027
109,200	Berjaya Assets Berhad(c)	12,720
855,519	Berjaya Corp. Berhad(c)	62,927
99,600	Berjaya Land Berhad(c)	8,020
75,119	Berjaya Sports Toto Berhad	40,158
95,200	Bermaz Auto Berhad	53,744
61,300	BIMB Holdings Berhad	65,105
579,307	Boustead Holdings Berhad	378,552
83,160	Boustead Plantation Berhad	26,434
6,800	British American Tobacco Malaysia Berhad	42,399
596,400	Bumi Armada Berhad(c)	127,124
96,750	Bursa Malaysia Berhad	177,504
60,400	Cahya Mata Sarawak Berhad	62,068
19,400	Carlsberg Brewery-Malaysia Berhad	97,768
98,060	CB Industrial Product Holding Berhad	36,679
70,800	Datasonic Group Berhad	16,282
93,460	Dialog Group Berhad	73,033
151,900	DRB-Hicom Berhad	83,164
2,300	Dutch Lady Milk Industries Berhad	39,582
181,174	Eastern & Oriental Berhad	64,458
150,900	Eco World Development Group Berhad(c)	44,073
275,850	Evergreen Fibreboard Berhad	29,780
636,100	Felda Global Ventures Holdings Berhad	275,292
2,200	Fraser & Neave Holdings Berhad	20,154
225,400	Gadang Holdings Berhad	46,528
158,800	Gamuda Berhad	207,355
31,000	Genting Plantations Berhad	78,241
44,550	George Kent Malaysia Berhad	44,456
23,300	Globetronics Technology Berhad	25,497
27,600	Goldis Berhad	20,662
41,100	GuocoLand Malaysia Berhad	9,507
28,500	Hai-O Enterprise Berhad	35,951
233,380	HAP Seng Consolidated Berhad	580,701
93,500	Hap Seng Plantations Holdings Berhad	58,426
119,600	Hartalega Holdings Berhad	178,000
26,100	Heineken Malaysia Berhad	135,692
44,500	Hengyuan Refining Co Berhad	85,031
47,600	Heveaboard Berhad	9,401
240,700	Hibiscus Petroleum Berhad(c)	45,970
Shares		Value
MALAYSIA (continued)
39,700	Hong Leong Industries Berhad	$108,815
519,180	IJM Corp. Berhad	393,043
36,700	IJM Plantations Berhad	21,921
79,131	Inari Amertron Berhad	34,275
104,400	Insas Berhad	20,225
217,600	Ioi Properties Group Berhad	86,412
59,079	Kenanga Investment Bank Berhad	8,753
45,100	Kian JOO CAN Factory Berhad	29,238
33,300	Kossan Rubber Industries	56,527
262,100	KPJ Healthcare Berhad	61,852
293,574	KSL Holdings Berhad(c)	70,885
9,700	Lafarge Malaysia Berhad(c)	10,397
157,800	Landmarks Berhad(c)	28,087
295,460	LBS Bina Group Berhad	72,190
79,000	Lingkaran Trans Kota Holdings Berhad	109,520
16,920	LPI Capital Berhad	70,798
15,900	Magni-Tech Industries Berhad	18,180
430,873	Mah Sing Group Berhad	111,636
83,300	Malakoff Corp Berhad	19,108
73,050	Malayan Flour Mills Berhad	28,478
137,923	Malaysia Airports Holdings Berhad	315,980
340,001	Malaysia Building Society Berhad	99,242
27,400	Malaysian Pacific Industries Berhad	54,150
248,800	Malaysian Resources Corp. Berhad	64,634
82,600	Malton Berhad	16,921
71,500	Matrix Concepts Holdings Berhad	36,686
36,900	Mega First Corp. Berhad	30,970
125,370	MKH Berhad	43,886
316,100	MMC Corp. Berhad	115,148
68,250	MNRB Holdings Berhad(c)	42,425
84,500	Mudajaya Group Berhad(c)	14,174
103,000	Muhibbah Engineering M Berhad	77,361
191,100	My EG Services Berhad	126,717
31,800	Naim Holdings Berhad(c)	7,876
33,800	Padini Holdings Berhad	36,526
2,600	Panasonic Manufacturing Malaysia Berhad	23,131
45,300	Paramount Corp. Berhad	21,676
31,100	Pestech International Berhad(c)	12,447
23,600	Petron Malaysia Refining & Marketing Berhad	46,379
94,300	POS Malaysia Berhad	88,291
173,307	Protasco Berhad	34,498
57,980	QL Resources Berhad	75,839
1,175,100	Sapura Energy Berhad	189,180
64,857	Sarawak Oil Palms Berhad	59,371
26,600	Scientex Berhad	51,541
26,900	Serba Dinamik Holdings Berhad	22,721

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
MALAYSIA (continued)
51,400	Shangri-La Hotels (Malaysia) Berhad	$76,821
124,600	SKP Resources Berhad	46,917
171,039	SP Setia Berhad	138,490
60,366	SP Setia Berhad	13,424
60,223	Sunway Berhad	23,099
88,466	Sunway Construction Group Berhad	50,541
129,900	Supermax Corp. Berhad	94,783
35,000	Syarikat Takaful Malaysia Berhad	30,902
52,236	Ta Ann Holdings Berhad	41,667
269,700	TA Enterprise Berhad	38,007
195,360	TA Global Berhad	13,904
126,800	TAN Chong Motor Holdings Berhad	54,238
33,400	TH Plantations Berhad	6,159
21,800	Thong Guan Industries Berhad	13,611
34,760	Time dotCom Berhad	71,064
76,500	Tiong NAM Logistics Holdings	21,188
79,220	Top Glove Corp. Berhad	191,241
162,832	Tropicana Corp. Berhad	36,446
43,600	TSH Resources Berhad	14,292
51,400	Tune Protect Group Berhad	9,377
14,700	Uchi Technologies Berhad	10,132
41,800	UEM Edgenta Berhad	25,602
341,908	UEM Sunrise Berhad(c)	80,084
55,400	UMW Holdings Berhad(c)	86,012
564,026	UMW Oil & Gas Corp Berhad(c)	38,375
122,900	Unisem M Berhad	56,176
23,700	United Malacca Berhad	36,867
20,800	United Plantations Berhad	141,155
10,800	United U-Li Corp Berhad	4,377
202,900	UOA Development Berhad	125,355
63,100	VS Industry Berhad	35,920
123,137	WCT Holdings Berhad(c)	38,420
86,300	Westports Holdings Berhad	72,912
126,900	Yinson Holdings Berhad	127,576
43,014	YNH Property Berhad(c)	15,019
629,826	YTL Corp. Berhad	231,488
151,164	YTL Power International Berhad	35,299
		10,994,905
MALTA — 0.0%
54,127	Kindred Group Plc - SDR	698,053
MEXICO — 0.2%
688,483	Alfa SAB de CV - Series A	882,045
104,738	Alpek SAB de CV	149,641
82,188	Alsea SAB de CV	305,117
170,367	Axtel SAB de CV - CPO Units(c)	38,624
51,537	Bolsa Mexicana de Valores SAB de CV	99,535
Shares		Value
MEXICO (continued)
17,900	Concentradora Fibra Danhos SA de CV REIT	$31,843
183,251	Consorcio ARA SAB de CV	69,079
58,388	Controladora Vuela Cia de Aviacion SAB de CV(c)	36,528
25,361	Corp. Actinver SAB de CV	18,578
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(c)	60,606
27,300	Corp. Moctezuma SAB de CV	110,940
1,260	Corporativo Fragua SAB de CV	16,237
75,642	Credito Real SAB de CV SOFOM ER	110,174
24,124	Elementia SAB de CV(c)	21,542
182,900	Fibra Uno Administracion SA de CV REIT	302,877
129,006	Genomma Lab Internacional SAB de CV - Class B(c)	125,060
229,844	Gentera SAB de CV	182,872
15,205	Gruma SAB de CV - Series B	185,920
33,422	Grupo Aeromexico SAB de CV(c)	46,607
16,818	Grupo Aeroportuario del Centro Norte SAB de CV	88,712
169,244	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,758,135
63,812	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,144,771
10,788	Grupo Carso SAB de CV - Series A1	39,063
113,912	Grupo Cementos de Chihuahua SAB de CV	663,906
58,415	Grupo Comercial Chedraui SA de CV	122,908
9,143	Grupo Elektra SAB de CV	250,002
45,428	Grupo Famsa SAB de CV - Class A(c)	29,756
35,937	Grupo Financiero Interacciones SA de CV	175,841
29,254	Grupo Gicsa SA de CV(c)	15,361
92,311	Grupo Herdez SAB de CV	221,177
26,671	Grupo Industrial Saltillo SAB de CV	40,444
17,079	Grupo KUO SAB de CV - Series B	38,355
42,298	Grupo Lala SAB de CV	54,009
9,061	Grupo Rotoplas SAB de CV	13,827
19,200	Grupo Sanborns SAB de CV	19,855
15,920	Grupo Simec SAB de CV - Series B(c)	51,790
51,350	Hoteles City Express SAB de CV(c)	72,761
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(c)	462,664
33,147	Industrias Bachoco SAB de CV - Series B	170,041

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
MEXICO (continued)
140,613	Industrias CH SAB de CV - Series B(c)	$700,657
17,015	Industrias Penoles SAB de CV	357,540
39,900	Infraestructura Energetica Nova SAB de CV	175,818
15,801	Kimberly-Clark de Mexico SAB de CV - Class A	28,633
166,313	La Comer SAB de CV(c)	172,609
72,900	Macquarie Mexico Real Estate Management SA de CV REIT	78,115
90	Medica Sur SAB de CV - Series B	192
44,125	Megacable Holdings SAB de CV - CPO Shares	202,740
153,670	Mexichem SAB de CV	480,269
62,689	Minera Frisco SAB de CV(c)	34,324
56,773	Nemak SAB de CV	42,621
11,623	Organizacion Cultiba SAB de CV	9,074
124,599	Organizacion Soriana SAB de CV - Series B(c)	230,250
24,222	Prologis Property Mexico SA de CV REIT	45,007
30,304	Promotora y Operadora de Infraestructura SAB de CV	310,606
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	7,628
19,043	Qualitas Controladora SAB de CV - Class I	53,253
13,174	Rassini SAB de CV	55,402
16,731	Rassini SAB de CV - Series A	34,899
99,209	Regional SAB de CV	631,473
202,323	TV Azteca SAB de CV - CPO Shares	31,589
37,764	Unifin Financiera SAB de CV SOFOM ENR	135,289
7,426	Vitro SAB de CV - Series A	23,725
		12,068,916
MONACO — 0.0%
12,500	Endeavour Mining Corp.(c)	213,307
MONGOLIA — 0.0%
714,500	Mongolian Mining Corp.(c)	13,576
NETHERLANDS — 0.5%
28,432	Aalberts Industries NV	1,399,903
9,307	Accell Group NV	217,586
462,685	Aegon NV	3,390,916
6,845	AMG Advanced Metallurgical Group NV	319,839
4,136	Amsterdam Commodities NV	110,416
35,728	Arcadis NV	702,599
8,704	ASM International NV	522,583
6,555	Atrium European Real Estate Ltd.	31,801
6,009	BE Semiconductor Industries NV	415,301
Shares		Value
NETHERLANDS (continued)
3,301	Beter Bed Holding NV	$33,161
14,804	BinckBank NV	86,149
208,274	Boskalis Westminster	6,169,959
48	Brack Capital Properties NV(c)	5,348
3,196	Brunel International NV	57,370
9,766	Corbion NV	312,663
11,506	Euronext NV	824,797
14,579	Fugro NV - CVA(c)	230,555
8,519	Gemalto NV	513,035
11,509	GrandVision NV	282,957
10,014	Heijmans NV - CVA(c)	118,935
2,073	Hunter Douglas NV	158,124
3,058	IMCD Group NV	188,168
2,221	Intertrust Nv	44,245
8,679	KAS Bank NV - CVA	104,593
3,442	Kendrion NV	138,920
40,176	Koninklijke BAM Groep NV	191,355
32,497	Koninklijke Vopak NV	1,602,593
669	Nederland Apparatenfabriek	40,689
14,921	NN Group NV	715,084
3,676	Nostrum Oil & Gas Plc(c)	15,074
2,441	NSI NV REIT	105,056
15,773	OCI NV(c)	374,317
20,929	Ordina NV	47,277
11,574	Philips Lighting NV	351,987
28,293	PostNL NV	109,832
172,274	QIAGEN NV(c)	5,635,322
28,961	Randstad Holding NV	1,864,024
128,034	SBM Offshore NV	2,148,309
10,300	Sligro Food Group NV	533,514
86,230	SNS REAAL NV(a)(b)	0
8,477	TKH Group NV	535,862
26,326	TomTom NV(c)	259,771
4,395	Van Lanschot Kempen NV	135,762
12,798	Wessanen	258,210
		31,303,961
NEW ZEALAND — 0.7%
320,760	Air New Zealand Ltd.	736,005
3,211,087	Auckland International Airport Ltd.(b)	14,368,626
6,753	CBL Corp. Ltd.(b)	15,062
84,412	Chorus Ltd.	239,496
105,881	Contact Energy Ltd.	399,579
19,426	Ebos Group Ltd.	242,696
23,408	Freightways Ltd.	123,102
34,123	Genesis Energy Ltd.	53,950
53,576	Heartland Bank Ltd.	67,438
36,913	Infratil Ltd.	82,752
7,542	Kathmandu Holdings Ltd.	13,895
76,737	Kiwi Property Group Ltd.	73,792
22,834	Mainfreight Ltd.	396,969
4,474,260	Mercury Ltd.(b)	10,012,784
28,706	Metlifecare Ltd.	116,567
1,472	New Zealand Oil & Gas Ltd.	625

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
21,524	New Zealand Refining Co. Ltd. (The)	$35,573
56,805	NZME Ltd.	33,336
45,243	NZX Ltd.	34,351
73,491	PGG Wrightson Ltd.	31,487
80,140	Pike River Coal Ltd.(a)(b)	0
226,520	Port of Tauranga Ltd.	777,482
23,490	Restaurant Brands New Zealand Ltd.	118,467
15,128	Sanford Ltd.	80,460
74,844	Skellerup Holdings Ltd.	94,056
127,402	SKY Network Television Ltd.	203,631
2,784,642	SKYCITY Entertainment Group Ltd.	7,912,270
55,636	Summerset Group Holdings Ltd.	269,340
29,035	Tilt Renewables Ltd.	39,373
3,179	Tourism Holdings, Ltd.	13,572
43,782	Tower Ltd.(c)	24,283
82,337	Trade Me Group Ltd.	268,577
29,035	TrustPower Ltd.	115,759
25,065	Vector Ltd.	56,437
17,197	Warehouse Group Ltd. (The)	24,407
257,586	Xero Ltd.(c)	7,327,520
6,387	Z Energy Ltd.	32,509
		44,436,228
NORWAY — 0.4%
71,942	ABG Sundal Collier Holding ASA	56,679
1,087	AF Gruppen ASA	17,598
49,880	Akastor ASA(c)	99,008
14,634	Aker BP ASA	479,989
57,652	Aker Solutions ASA(c)	390,275
18,643	American Shipping Co. ASA	63,755
14,276	Archer Ltd.(c)	16,622
18,135	Atea ASA	269,182
41,175	Austevoll Seafood ASA	495,552
17,720	Avance Gas Holding Ltd.(c)	44,628
106,577	Axactor AB(c)	37,428
12,020	Bonheur ASA	143,337
26,216	Borregaard ASA	277,932
107,939	BW Offshore Ltd.(c)	587,979
192,358	DNO ASA(c)	356,206
594,875	DOF ASA(c)	65,547
3,173	Ekornes ASA	44,132
3,309,523	Elkem ASA(c)	13,077,531
9,266	Entra ASA	127,078
14,366	Europris ASA	50,001
25,626	Fred Olsen Energy ASA(c)	38,765
35,356	Frontline Ltd.	152,285
17,070	Grieg Seafood ASA	182,963
14,061	Hexagon Composites ASA(c)	36,717
1,295	Hoegh LNG Holdings, Ltd.	7,524
194,372	Kongsberg Automotive ASA(c)	227,245
5,903	Kongsberg Gruppen ASA	144,516
Shares		Value
NORWAY (continued)
66,705	Kvaerner ASA(c)	$140,371
101,377	Leroy Seafood Group ASA	743,632
88,759	NEL ASA(c)	30,565
16,893	Nordic Semiconductor ASA(c)	106,279
2,413	Norway Royal Salmon ASA	57,040
3,692	Norwegian Air Shuttle ASA(c)	140,117
3,833	Norwegian Finans Holding ASA(c)	46,576
15,648	Ocean Yield ASA	134,571
26,554	Odfjell Drilling Ltd.(c)	117,961
8,670	Odfjell SE - Class A	33,117
23,394	Otello Corp. ASA(c)	59,699
190,145	Petroleum Geo-Services ASA(c)	818,414
12,370	Protector Forsikring ASA	115,718
10,518	Salmar ASA	490,153
7,106	Sbanken ASA	64,152
13,890	Scatec Solar ASA	86,174
5,087	Sevan Marine ASA(c)	9,350
3,100	Ship Finance International Ltd.	44,175
35,874	SpareBank 1 SR-Bank ASA	354,791
116,544	Storebrand ASA	996,015
67,097	TGS Nopec Geophysical Co. ASA	2,115,832
5,672,301	Thin Film Electronics ASA(b)(c)	1,469,440
26,311	Tomra Systems ASA	488,097
14,551	Veidekke ASA	176,735
4,646	Wilh Wilhelmsen Holding ASA	134,276
7,396	XXL ASA	64,250
		26,527,974
PERU — 0.0%
144,600	Cia de Minas Buenaventura SAA - ADR	2,306,370
26,055	Hochschild Mining Plc	75,365
		2,381,735
PHILIPPINES — 0.1%
1,090,300	Alliance Global Group, Inc.(c)	274,617
190,966	Belle Corp.	12,373
300,300	Bloomberry Resorts Corp.(c)	71,135
86,020	Cebu Air, Inc.	147,124
104,400	Century Pacific Food, Inc.	33,316
133,952	China Banking Corp.	89,957
485,700	Cosco Capital, Inc.	62,771
130,900	Del Monte Pacific Ltd.	19,374
432,700	DMCI Holdings, Inc.	91,975
72,450	East West Banking Corp.	24,322
72,800	EEI Corp.(c)	17,153
165,200	Emperador, Inc.	22,966
374,754	Energy Development Corp.(c)	39,074
2,062,375	Filinvest Land, Inc.	66,194
86,000	First Gen Corp.	25,865
123,070	First Philippine Holdings Corp.	154,382
730	Globe Telecom, Inc.	21,734
6,345	GT Capital Holdings, Inc.	128,600

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
PHILIPPINES (continued)
205,426	Integrated Micro-Electronics, Inc.	$60,919
56,320	International Container Terminal Services, Inc.	91,860
1,274,700	Lopez Holdings Corp.	106,100
410,200	LT Group, Inc.	159,961
67,500	Manila Water Co., Inc.	36,212
166,300	Megawide Construction Corp.	76,858
1,778,696	Megaworld Corp.	154,349
193,300	Metro Pacific Investments Corp.	19,012
88,400	Nickel Asia Corp.	8,866
623,000	Pepsi-Cola Products Philippines, Inc.	31,588
864,600	Petron Corp.	155,056
124,300	Philex Mining Corp.	13,591
16,160	Philippine National Bank(c)	16,350
99,100	Phoenix Petroleum Philippines, Inc.	22,631
105,900	Puregold Price Club, Inc.	96,836
75,400	Rizal Commercial Banking Corp.	56,649
409,407	Robinsons Land Corp.	141,195
41,000	Robinsons Retail Holdings, Inc.	72,023
43,571	Security Bank Corp.	175,453
136,040	Semirara Mining & Power Corp.	81,030
149,000	SSI Group, Inc.(c)	6,926
398,000	STI Education Systems Holdings, Inc.	10,071
6	Top Frontier Investment Holdings, Inc.(c)	31
161,290	Union Bank of Philippines, Inc.	284,257
860,500	Vista Land & Lifescapes, Inc.	107,896
		3,288,652
POLAND — 0.3%
1,147	Agora SA(c)	5,077
6,181	Alior Bank SA(c)	124,351
1,433	Amica SA	48,848
231	AmRest Holdings SE(c)	30,264
348	Apator SA	2,482
34,481	Asseco Poland SA	430,523
728	Bank Handlowy w Warszawie SA	17,182
76,172	Bank Millennium SA(c)	185,205
27,216	Boryszew SA(c)	68,479
1,938	Budimex SA	103,458
2,732	CCC SA	200,691
10,845	CD Projekt SA	382,716
11,507	Ciech SA(c)	185,982
265	ComArch SA	10,939
10,857	Cyfrowy Polsat SA	79,184
990	Dom Development SA	25,309
71,383	Enea SA	211,453
682,022	Energa SA	1,992,871
5,380	Eurocash SA	37,424
1,397	Fabryki Mebli Forte SA	19,877
7,502	Famur SA(c)	12,756
Shares		Value
POLAND (continued)
162,514	Getin Holding SA(c)	$43,864
67,759	Getin Noble Bank SA(c)	22,313
8,378	Grupa Azoty SA	127,507
119	Grupa Azoty Zaklady Chemiczne Police SA	665
1,899	Grupa Kety SA	193,535
167,457	Grupa Lotos SA	2,623,403
49,265	Impexmetal SA(c)	60,160
1,298	Inter Cars SA	88,896
7,681	Jastrzebska Spolka Weglowa SA(c)	180,111
150,803	KGHM Polska Miedz SA	3,997,327
2,355	Lubelski Wegiel Bogdanka SA	36,881
51,340	Netia SA	75,698
17,977	Orange Polska SA(c)	26,913
9,252	Orbis SA	252,492
1,145	Pfleiderer Group SA	12,125
753,112	PGE Polska Grupa Energetyczna SA(c)	2,238,959
4,313	PKP Cargo SA(c)	50,345
4,554	Polnord SA(c)	10,579
1,139,573	Polskie Gornictwo Naftowe I Gazownictwo SA	2,000,108
36,927	Stalexport Autostrady SA	41,153
365	Stalprodukt SA	47,501
2,584,778	Tauron Polska Energia SA(c)	1,724,973
6,571	Trakcja SA	12,012
14,504	Vistula Group SA(c)	19,008
4,785	Warsaw Stock Exchange	53,685
2,786	Zespol Elektrowni Patnow Adamow Konin SA	9,121
		18,124,405
PORTUGAL — 0.0%
11,806	Altri SGPS SA	85,355
1,754,743	Banco Comercial Portugues SA(c)	587,406
1,231,589	Banco Espirito Santo SA(a)(b)	0
8,821	CTT-Correios de Portugal SA	32,528
8,896	EDP - Energias de Portugal SA	33,004
29,184	Jeronimo Martins SGPS SA	511,799
50,535	Mota-Engil SGPS SA	218,944
47,493	Navigator Co. SA (The)	277,110
45,357	NOS SGPS SA	269,608
19,042	REN - Redes Energeticas Nacionais SGPS SA	60,060
10,012	Semapa - Sociedade de Investimento e Gestao	223,879
22,814	Sonae Capital SGPS SA	27,879
241,425	Sonae SGPS SA	328,303
35,485	Teixeira Duarte SA	11,864
		2,667,739
PUERTO RICO — 0.0%
57,400	Evertec, Inc.	1,047,550

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
PUERTO RICO (continued)
6,000	Triple-S Management Corp. - Class B(c)	$170,099
		1,217,649
ROMANIA — 0.0%
13,747	NEPI Rockcastle Plc	151,502
RUSSIA — 0.3%
19,818	Evraz Plc	124,707
1,568,400	Gazprom PJSC	3,626,455
1,373,778	Gazprom PJSC - ADR	6,339,290
125,378	MegaFon PJSC - GDR	1,110,288
753,438	Petropavlovsk Plc(c)	71,610
3,821,152	Surgutneftegas OJSC	1,783,563
2,285,255,960	VTB Bank PJSC	1,954,892
128,400	Yandex NV - Class A(c)	4,283,424
		19,294,229
SAUDI ARABIA — 0.0%
807,611	Dar Al Arkan Real Estate Development Co.	2,989,001
SINGAPORE — 0.8%
106,800	Accordia Golf Trust - Units	49,482
4,247,500	Ascendas Real Estate Investment Trust, REIT	8,520,873
1,739,400	Ascott Residence Trust REIT	1,493,983
233,100	ASL Marine Holdings Ltd.(c)	13,187
35,000	Banyan Tree Holdings, Ltd.(c)	15,511
21,700	Best World International Ltd.	24,357
36,100	BOC Aviation Ltd.	211,070
7,400	Bonvests Holdings Ltd.	7,313
25,598	Boustead Projects Ltd.	15,232
48,229	Boustead Singapore Ltd.	29,311
16,000	Breadtalk Group Ltd.	23,683
40,000	Bukit Sembawang Estates Ltd.	186,401
33,692	BW LPG Ltd.(c)	116,909
10,480,200	CapitaLand Mall Trust REIT	16,549,990
42,000	China Aviation Oil Singapore Corp. Ltd.	51,141
116,500	Chip Eng Seng Corp. Ltd.	87,454
37,400	CITIC Envirotech Ltd.	20,109
72,800	ComfortDelGro Corp. Ltd.	122,871
82,600	COSCO Shipping International Singapore Co. Ltd.(c)	28,948
88,000	CW Group Holdings Ltd.	13,482
41,300	Delfi Ltd.	44,878
282,746	Ezion Holdings Ltd.(c)	25,340
130,121	Far East Orchard Ltd.	144,941
73,900	First Resources Ltd.	93,969
164,000	Fragrance Group Ltd.(c)	18,534
15,000	Frasers Property Ltd.	22,906
50,100	Frencken Group Ltd.	20,783
59,100	GL Ltd.	36,046
816,400	Golden Agri-Resources Ltd.	211,682
58,000	GP Industries Ltd.	32,511
118,666	Guocoland Ltd.	193,416
89,200	Halcyon Agri Corp. Ltd.(c)	37,865
Shares		Value
SINGAPORE (continued)
32,000	Hiap Hoe Ltd.	$21,466
14,800	Hi-P International Ltd.	18,266
66,600	Ho Bee Land Ltd.	129,211
285,340	Hong Fok Corp. Ltd.	171,559
91,800	Hong Leong Asia Ltd.	65,900
9,000	Hour Glass Ltd. (The)	4,407
891,300	Hutchison Port Holdings Trust - Units	297,160
76,000	Hyflux Ltd.	14,279
59,000	IGG, Inc.	88,730
129,600	Indofood Agri Resources Ltd.	31,219
47,400	Japfa Ltd.	17,048
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
81,178	Keppel Infrastructure Trust - Units	32,975
166,600	Lian Beng Group Ltd.	75,065
42,000	Low Keng Huat Singapore Ltd.	21,027
75,000	Lum Chang Holdings Ltd.	20,065
39,000	M1 Ltd.	53,119
400,600	Midas Holdings Ltd.(b)(c)	58,005
214,300	Olam International Ltd.	366,641
40,600	OUE Ltd.	55,241
45,408	Oxley Holdings Ltd.	16,511
26,250	Pan-United Corp. Ltd.	7,620
113,400	Penguin International Ltd.(c)	30,924
100,770	QAF Ltd.	78,801
66,275	Raffles Medical Group Ltd.	57,293
90,300	RHT Health Trust - Units	54,480
239,250	Roxy-Pacific Holdings Ltd.	92,653
4,320,000	SATS Ltd.	17,951,314
259,600	Sembcorp Industries Ltd.	597,968
12,900	Sembcorp Marine Ltd.	20,625
97,000	Sheng Siong Group Ltd.	74,474
14,500	SIA Engineering Co. Ltd.	35,482
131,100	SIIC Environment Holdings Ltd.	42,930
552,500	Sinarmas Land Ltd.	151,373
342,300	Singapore Airlines Ltd.	2,792,952
106,200	Singapore Post Ltd.	106,934
174,000	Singapore Reinsurance Corp. Ltd.	41,950
440,400	Stamford Land Corp. Ltd.	162,589
36,600	Sunningdale Tech Ltd.	35,474
66,500	Tiong Woon Corp Holding Ltd(c)	15,110
378,314	Tuan Sing Holdings Ltd.	121,993
53,187	UMS Holdings Ltd.	42,648
220,554	United Engineers Ltd.	452,162
405,492	United Industrial Corp. Ltd.	996,254
158,057	UOB-Kay Hian Holdings Ltd.	160,584
87,611	UOL Group Ltd.	578,638
33,000	Venture Corp. Ltd.	516,155
62,946	Vibrant Group Ltd.	16,116
179,912	Wheelock Properties (Singapore) Ltd.	246,052
30,300	Wing Tai Holdings Ltd.	46,425

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SINGAPORE (continued)
26,250	Xinghua Port Holdings Ltd.(c)	$4,147
871	XP Power Ltd.	41,867
96,800	Yongnam Holdings Ltd.(c)	22,418
		55,618,477
SOUTH AFRICA — 0.5%
9,257	Adcock Ingram Holdings Ltd.	50,424
67,486	Advtech Ltd.	88,295
31,692	Aeci Ltd.	299,946
9,268	African Oxygen Ltd.	22,623
42,506	African Rainbow Minerals Ltd.	347,514
10,747	Afrimat Ltd.	26,544
276,028	Alexander Forbes Group Holdings Ltd.	142,638
12,771	Allied Electronics Corp. Ltd. - A Shares(c)	13,489
38,527	Alviva Holdings Ltd.	62,756
169,393	Anglo American Platinum Ltd.	4,545,689
94,639	AngloGold Ashanti Ltd.	845,946
3,371	Assore Ltd.	83,215
3,359	Astral Foods Ltd.	82,858
44,855	Attacq Ltd.(c)	69,180
63,673	Aveng Ltd.(c)	4,948
61,658	AVI Ltd.	563,976
134,474	Barloworld Ltd.	1,816,177
40,840	Bidvest Group Ltd. (The)	800,021
174,597	Blue Label Telecoms Ltd.	173,288
1,957	Cashbuild Ltd.	68,065
15,038	Caxton and CTP Publishers and Printers Ltd.	12,104
5,038	City Lodge Hotels Ltd.	65,892
45,549	Clicks Group Ltd.	778,748
40,941	Coronation Fund Managers Ltd.	243,123
10,913	Curro Holdings Ltd.(c)	29,365
123,689	DataTec Ltd.	210,491
3,467	Distell Group Ltd.	37,064
38,509	Exxaro Resources Ltd.	341,574
10,462	Foschini Group Ltd. (The)	180,004
512,586	Gold Fields Ltd.	1,946,058
46,544	Grand Parade Investments Ltd.	6,835
194,690	Grindrod Ltd.(c)	224,590
28,819	Harmony Gold Mining Co. Ltd.	58,805
24,150	Hibernia REIT plc, REIT	131,401
1,317	Howden Africa Holdings Ltd.(c)	4,313
8,133	Hudaco Industries Ltd.	104,747
74,268	Hulamin Ltd.	30,818
6,197	Hyprop Investments Ltd. REIT	56,576
650,570	Impala Platinum Holdings Ltd.(c)	1,158,725
49,367	Imperial Holdings Ltd.	949,628
172,985	Investec Plc	1,368,456
1,143	Invicta Holdings Ltd.	4,104
7,257	JSE Ltd.	113,883
282,891	KAP Industrial Holdings Ltd.	199,976
8,366	Lewis Group Ltd.	31,499
Shares		Value
SOUTH AFRICA (continued)
29,431	Liberty Holdings Ltd.	$313,213
54,834	Life Healthcare Group Holdings Ltd.	129,259
41,335	Mediclinic International Plc	380,359
560,963	Merafe Resources Ltd.	72,037
12,050	Metrofile Holdings Ltd.	3,867
80,784	MMI Holdings, Ltd.	143,810
60,572	Mpact Ltd.	138,627
42,743	Mr Price Group Ltd.	937,946
171,949	Murray & Roberts Holdings Ltd.	214,968
158,303	Nampak Ltd.(c)	176,146
1,304	Net 1 UEPS Technologies, Inc.(c)	9,770
55,002	Netcare Ltd.	136,960
34,968	Northam Platinum Ltd.(c)	108,007
6,339	Oceana Group Ltd.	42,058
6,411	Omnia Holdings Ltd.	73,744
145,014	Peregrine Holdings Ltd.	250,954
3,536	Pick’n Pay Stores Ltd.	22,891
5,508	Pioneer Foods Group Ltd.	53,568
437,098	PPC Ltd.(c)	305,403
6,040	PSG Group Ltd.	108,674
31,202	Raubex Group Ltd.	51,822
234,464	Redefine Properties Ltd. REIT	225,323
45,825	Reunert Ltd.	285,490
8,824	Royal Bafokeng Platinum Ltd.(c)	16,515
2,420	Santam Ltd.	61,738
821,249	Sappi Ltd.	5,240,943
206,669	Sibanye Gold Ltd.(c)	181,158
29,288	Spar Group Ltd. (The)	496,218
13,883	Spur Corp. Ltd.	30,040
4,464	Sun International Ltd.(c)	20,298
175,040	Super Group Ltd.(c)	521,790
59,261	Telkom SA SOC Ltd.	270,636
29,465	Tongaat Hulett Ltd.	213,591
31,655	Transaction Capital Ltd.	44,441
41,730	Trencor Ltd.	115,601
18,932	Truworths International Ltd.	154,780
11,163	Tsogo Sun Holdings Ltd.	20,406
9,028	Universal Health Realty Income Trust, REIT	21,074
11,813	Wilson Bayly Holmes-Ovcon Ltd.	150,168
42,559	Woolworths Holdings Ltd.	218,716
		30,359,380
SOUTH KOREA — 1.7%
4,875	ABco Electronics Co. Ltd.	36,931
15,397	Ace Technologies Corp.(c)	62,110
2,793	Advanced Process Systems Corp.(c)	17,036
3,445	Aekyung Petrochemical Co. Ltd.	46,808
781	AfreecaTV Co. Ltd.	25,108
7,680	AJ Rent A Car Co. Ltd.(c)	96,663

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,287	AK Holdings, Inc.	$156,124
12,123	ALUKO Co. Ltd.	51,011
1,630	Amotech Co. Ltd.(c)	51,092
6,930	Anam Electronics Co. Ltd.(c)	20,369
953	Asia Cement Co. Ltd.	131,595
564	ASIA Holdings Co. Ltd.	79,357
612	Asia Paper Manufacturing Co. Ltd.	17,661
35,171	Asiana Airlines, Inc.(c)	173,387
6,791	Austem Co. Ltd.	24,536
2,350	Autech Corp.	33,076
2,934	Baiksan Co. Ltd.	16,420
1,112	BH Co. Ltd.(c)	22,286
735	Binggrae Co. Ltd.	45,715
93,019	BNK Financial Group, Inc.	905,233
1,467	Boditech Med, Inc.	24,144
21,294	Bohae Brewery Co. Ltd.(c)	22,339
1,549	Bookook Securities Co. Ltd.	35,193
6,025	Boryung Pharmaceutical Co. Ltd.	67,769
13,473	Byucksan Corp.	52,401
9,476	CammSys Corp.(c)	20,703
5,849	Capro Corp.	41,457
430	Caregen Co. Ltd.	35,842
1,433	Cell Biotech Co. Ltd.	56,981
5,025	Chabiotech Co. Ltd.(c)	99,870
1,861	Changhae Ethanol Co. Ltd.	30,315
4,893	Cheil Worldwide, Inc.	87,112
1,609	Chemtronics Co. Ltd.(c)	9,557
2,370	Chokwang Paint Ltd.	20,926
659	Chong Kun Dang Pharmaceutical Corp.	71,702
1,209	Chongkundang Holdings Corp.	78,869
73	Chosun Refractories Co. Ltd.	5,701
1,068	CJ CGV Co. Ltd.	74,131
2,424	CJ CheilJedang Corp.	775,008
1,771	CJ Corp.	268,296
1,413	CJ E&M Corp.	119,216
1,668	CJ Freshway Corp.	59,064
3,722	CJ Hello Co. Ltd.	29,645
1,012	CJ Logistics Corp.(c)	147,546
1,557	CJ O Shopping Co. Ltd.	324,782
2,061	CKD Bio Corp.	44,087
1,487	Com2uSCorp	221,569
618	Cosmax BTI, Inc.	24,678
524	Cosmax, Inc.	76,504
946	Cosmochemical Co. Ltd.(c)	18,177
4,272	COWELL FASHION Co. Ltd.	21,636
637	Crown Confectionery Co. Ltd.	8,502
1,379	Crown Haitai Holdings Co. Ltd.	21,432
242	Cuckoo Electronics Co. Ltd.	26,892
204	Cuckoo Homesys Co. Ltd.(c)	40,499
4,684	D.I Corp.	21,319
2,180	Dae Dong Industrial Co. Ltd.	18,475
8,286	Dae Hyun Co. Ltd.	19,994
11,884	Dae Won Chemical Co. Ltd.(c)	26,438
Shares		Value
SOUTH KOREA (continued)
18,236	Dae Won Kang Up Co. Ltd.	$74,088
45,928	Dae Young Packaging Co. Ltd.(c)	42,925
12,386	Daea TI Co. Ltd.	58,498
509	Daechang Forging Co. Ltd.	23,972
7,593	Daehan Steel Co. Ltd.	83,615
4,839	Dae-Il Corp.	33,784
3,101	Daelim B&Co Co. Ltd.	18,479
4,913	Daelim Industrial Co. Ltd.	394,286
3,143	Daeryuk Can Co. Ltd.	19,724
6,325	Daesang Corp.	156,918
8,133	Daesang Holdings Co. Ltd.	71,167
2,180	Daesung Holdings Co. Ltd.	16,433
1,144	Daewon Pharmaceutical Co. Ltd.	21,240
10,306	Daewon San Up Co. Ltd.	69,608
299,849	Daewoo Engineering & Construction Co. Ltd.(c)	1,774,428
2,318	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(c)	51,458
7,695	Daewoong Co. Ltd.	133,374
513	Daewoong Pharmaceutical Co. Ltd.	84,800
902	Daihan Pharmaceutical Co. Ltd.	37,389
9,921	Daishin Securities Co. Ltd.	126,548
4,684	Danal Co. Ltd.(c)	21,121
8,198	Dayou Automotive Seat Technology Co. Ltd.	9,594
8,511	DB HiTek Co Ltd.	106,225
20,908	DB Insurance Co. Ltd.	1,227,301
16,507	DB, Inc.(c)	12,452
1,831	Deutsch Motors, Inc.(c)	11,423
50,455	DGB Financial Group, Inc.	563,919
5,919	Digital Power Communications Co. Ltd.	23,688
887	Dio Corp(c)	34,413
1,833	DMS Co. Ltd.	11,786
1,795	DNF Co. Ltd.	19,367
2,253	Dong A Eltek Co. Ltd.	21,810
2,814	Dong Ah Tire & Rubber Co. Ltd.(c)	36,220
358	Dong-A Socio Holdings Co. Ltd.	42,056
585	Dong-A ST Co. Ltd.	59,898
4,103	Dong-Ah Geological Engineering Co. Ltd.	79,954
955	Dongbu Steel Co. Ltd.(c)	10,014
830	Dong-IL Corp.	40,558
3,239	Dongjin Semichem Co. Ltd.	42,432
665	DongKook Pharmaceutical Co. Ltd.	43,507
15,324	Dongkuk Industries Co. Ltd.	55,721
33,778	Dongkuk Steel Mill Co. Ltd.	345,683
2,706	Dongsuh Cos., Inc.	69,593
10,227	DONGSUNG Corp.	65,058
1,553	Dongwha Enterprise Co. Ltd.	49,394

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,750	Dongwha Pharmaceutical Co. Ltd.	$18,749
17,479	Dongwon Development Co. Ltd.	81,022
287	Dongwon F&B Co. Ltd.	63,971
392	Dongwon Industries Co. Ltd.	123,710
221	Dongyang E&P, Inc.	2,416
2,644	Doosan Corp.	298,176
11,359	Doosan Engine Co. Ltd.(c)	66,358
23,714	Doosan Heavy Industries & Construction Co. Ltd.(c)	395,295
41,564	Doosan Infracore Co. Ltd.(c)	395,483
1,300	Doubleugames Co. Ltd.	75,544
2,669	DRB Holding Co. Ltd.	20,600
2,047	DTR Automotive Corp.	62,616
2,814	Duozone Bizon Co. Ltd.	129,432
9,936	DY Corp.	58,739
2,154	DY POWER Corp.	46,262
382	e Tec E&C Ltd.	52,001
153	E1 Corp.	8,938
14,440	Easy Bio, Inc.	103,395
3,279	Elentec Co. Ltd.(c)	11,215
6,808	EM-Tech Co. Ltd.	107,695
2,881	ENF Technology Co. Ltd.	45,139
555	Eo Technics Co. Ltd.	38,910
15,659	Eugene Corp.	118,060
36,140	Eugene Investment & Securities Co. Ltd.(c)	126,078
2,077	Eusu Holdings Co. Ltd.(c)	13,229
3,297	EVERDIGM Corp.	31,349
1,101	Exicon Co. Ltd.	11,016
936	F&F Co. Ltd.	38,142
3,794	Farmsco	42,004
35,290	Farmstory Co. Ltd.(c)	47,542
6,206	Feelingk Co. Ltd.(c)	19,467
1,180	Fila Korea Ltd.	143,328
3,868	Fine Semitech Corp.	19,591
7,435	Foosung Co. Ltd.(c)	65,027
452	Gamevil, Inc.(c)	25,236
520	Gaon Cable Co. Ltd.	13,129
404	Geumhwa PSC Co. Ltd.	13,810
2,685	GMB Korea Corp.	20,223
7,372	GNCO Co. Ltd.(c)	19,925
696	Golfzon Co. Ltd.	29,089
4,062	GOLFZONNEWDIN Co. Ltd.	20,993
3,647	Grand Korea Leisure Co. Ltd.	92,725
15,368	Green Cross Corp.	3,102,446
3,228	Green Cross Holdings Corp.	114,904
109,766	GS Engineering & Construction Corp.	4,166,641
17,664	GS Global Corp.	65,523
15,069	GS Holdings Corp.	862,569
3,508	GS Retail Co. Ltd.	121,866
1,861	G-SMATT GLOBAL Co. Ltd.(c)	19,978
3,231	Halla Holdings Corp.	154,700
5,493	Han Kuk Carbon Co. Ltd.	30,691
Shares		Value
SOUTH KOREA (continued)
86,418	Hana Financial Group, Inc.	$3,839,830
3,827	Hana Micron, Inc.(c)	18,049
1,039	Hana Tour Service, Inc.	114,806
1,128	Hancom MDS, Inc.	18,297
3,787	Hancom, Inc.	55,882
174	Handok, Inc.	5,313
7,271	Handsome Co. Ltd.	225,689
1,590	Hanil Cement Co. Ltd.	246,932
11,706	Hanjin Heavy Industries & Construction Co. Ltd.(c)	36,864
5,472	Hanjin Kal Corp.	124,480
975	Hanjin Transportation Co. Ltd.	23,433
1,696	Hankook Cosmetics Co. Ltd.(c)	28,462
38	Hankook Shell Oil Co. Ltd.	11,849
680	Hankuk Paper Manufacturing Co. Ltd.	15,173
857	Hanmi Pharm Co. Ltd.	371,001
874	Hanmi Science Co. Ltd.	63,252
3,807	Hanmi Semiconductor Co. Ltd.	37,190
2,383	Hanmiglobal Co. Ltd.	22,887
5,194	Hanon Systems	52,749
1,441	Hans Biomed Corp.	39,991
882	Hansae Co. Ltd.	18,606
7,442	Hansae Yes24 Holdings Co. Ltd.	76,950
1,819	Hanshin Construction Co. Ltd.	39,434
5,869	Hanshin Machinery Co.	19,108
966	Hansol Chemical Co. Ltd.	63,646
29,704	Hansol HomeDeco Co. Ltd.	47,201
8,608	Hansol Paper Co. Ltd.	138,152
4,293	Hansol Technics Co. Ltd.(c)	48,685
662	Hanssem Co. Ltd.	72,020
39,670	Hanwha Chemical Corp.	1,066,425
25,115	Hanwha Corp.	933,771
195	Hanwha Galleria Timeworld Co. Ltd.(c)	9,465
34,520	Hanwha General Insurance Co. Ltd.	241,368
28,818	Hanwha Investment & Securities Co. Ltd.(c)	86,298
74,805	Hanwha Life Insurance Co. Ltd.	434,693
4,141	Hanwha Techwin Co. Ltd.(c)	92,826
1,540	Hanyang Eng Co. Ltd.	20,219
1,616	Hanyang Securities Co. Ltd.	11,805
11,947	HB Technology Co. Ltd.	30,705
1,738	HDC Hyundai Engineering Plastics Co. Ltd.	10,963
7,210	Heungkuk Fire & Marine Insurance Co., Ltd.(c)	38,523
4,256	Hite Jinro Co. Ltd.	86,583
3,034	HMC Investment Securities Co. Ltd.	33,347
2,579	Hotel Shilla Co. Ltd.	277,404
5,644	HS Industries Co. Ltd.	45,000
2,585	Huchems Fine Chemical Corp.	64,176
904	Humedix Co. Ltd.	33,447
711	Huons Co. Ltd.	80,646

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,804	Huons Global Co. Ltd.	$186,563
3,840	Huvis Corp.	48,252
1,889	Huvitz Co. Ltd.	21,192
5,630	Hwangkum Steel & Technology Co. Ltd.	64,281
5,485	Hwasung Industrial Co. Ltd.	84,485
3,670	Hy-Lok Corp.	94,512
4,688	Hyosung Corp.	573,532
2,903	Hyundai BNG Steel Co. Ltd.	35,044
15,052	Hyundai Construction Equipment Co. Ltd.(c)	2,655,966
20,706	Hyundai Department Store Co. Ltd.	1,996,534
17,020	Hyundai Development Co-Engineering & Construction	739,411
13,144	Hyundai Electric & Energy System Co. Ltd.(c)	1,153,083
2,902	Hyundai Elevator Co. Ltd.	280,372
120,780	Hyundai Engineering & Construction Co. Ltd.	7,152,989
2,165	Hyundai Glovis Co. Ltd.	340,226
5,082	Hyundai Greenfood Co. Ltd.	72,986
3,594	Hyundai Livart Furniture Co. Ltd.	81,304
34,970	Hyundai Marine & Fire Insurance Co. Ltd.	1,249,377
13,542	Hyundai Merchant Marine Co. Ltd.(c)	76,346
1,752	Hyundai Rotem Co. Ltd.(c)	43,695
2,241	Hyundai Wia Corp.	112,233
1,724	ICD Co. Ltd.	15,711
28,243	IHQ, Inc.(c)	56,150
755	Il Dong Pharmaceutical Co. Ltd.	17,482
1,001	Iljin Diamond Co. Ltd.	20,993
2,212	Iljin Electric Co. Ltd.	12,692
7,945	Iljin Holdings Co. Ltd.(c)	38,923
3,445	Iljin Materials Co. Ltd.	106,774
403	Ilshin Spinning Co. Ltd.	39,556
7,634	IM Co. Ltd.(c)	20,455
1,210	iMarketKorea, Inc.	10,231
1,171	InBody Co. Ltd.	46,952
191,576	Industrial Bank of Korea	3,004,261
3,473	Initech Co. Ltd.	28,098
1,372	Innocean Worldwide Inc.	85,061
2,134	Innox Advanced Materials Co., Ltd.(c)	133,799
4,028	Insun ENT Co. Ltd.(c)	29,899
2,632	Interflex Co. Ltd.(c)	46,800
1,420	Interojo Co. Ltd.	47,016
10,896	Interpark Holdings Corp.	35,677
3,114	IS Dongseo Co. Ltd.	94,945
1,405	ISC Co. Ltd.	20,204
5,011	ISU Chemical Co. Ltd.	62,054
5,556	IsuPetasys Co. Ltd.	21,344
1,973	J.ESTINA Co. Ltd.	18,792
Shares		Value
SOUTH KOREA (continued)
1,265	Jastech Ltd.	$15,444
52,431	JB Financial Group Co. Ltd.	300,294
6,109	Jcontentree Corp.(c)	41,708
861	Jeju Air Co. Ltd.	39,149
2,274	Jinsung T.E.C.	24,042
5,350	Jusung Engineering Co. Ltd.	50,930
522	JVM Co. Ltd.	23,278
2,519	JW Holdings Corp.	20,293
1,258	JW Pharmaceutical Corp.	48,660
4,489	JYP Entertainment Corp.(c)	89,466
3,913	Kangwon Land, Inc.	105,559
2,895	Kaon Media Co. Ltd.	26,458
64,935	KB Financial Group Inc.	3,689,287
2,623	KC Co. Ltd.	50,065
2,305	KC Tech Co. Ltd.	45,431
48,073	KEC Corp.	58,716
1,953	KEPCO Engineering & Construction Co., Inc.	67,166
3,003	Keyang Electric Machinery Co. Ltd.	13,577
8,084	KEYEAST Co. Ltd.(c)	20,242
2,361	KG Chemical Corp.	62,345
7,458	KG Eco Technology Service Co. Ltd.	31,236
4,404	Kginicis Co. Ltd.	95,751
4,335	KGMobilians Co. Ltd.	37,520
848	KISCO Corp.	30,409
533	KISCO Holdings Co. Ltd.	35,482
680	Kishin Corp.(c)	2,868
3,382	KISWIRE Ltd.	92,747
2,226	KIWOOM Securities Co. Ltd.	244,337
6,735	KMH Co. Ltd.(c)	52,146
18,872	Kodaco Co. Ltd.	53,925
1,319	Koh Young Technology, Inc.	125,251
1,469	Kolmar BNH Co. Ltd.	42,424
8,408	Kolon Industries, Inc.	535,694
1,741	Kolon Plastic, Inc.	12,601
2,353	Korea Alcohol Industrial Co. Ltd.	21,464
4,502	Korea Asset In Trust Co. Ltd.	26,034
5,221	Korea Autoglass Corp.	81,739
2,160	Korea Cast Iron Pipe Industries Co. Ltd.(c)	28,591
3,419	Korea Circuit Co. Ltd.(c)	26,980
2,568	Korea Electric Terminal Co. Ltd.	121,608
1,087	Korea Gas Corp.(c)	55,560
4,846	Korea Information & Communications Co. Ltd.(c)	57,916
9,533	Korea Investment Holdings Co. Ltd.	805,266
1,117	Korea Kolmar Co. Ltd.	85,189
1,588	Korea Kolmar Holdings Co. Ltd.	84,646
5,252	Korea Line Corp.(c)	139,797
618	Korea PetroChemical Ind Co. Ltd.	158,133

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
7,963	Korea Real Estate Investment & Trust Co. Ltd.	$22,860
1,632	Korea United Pharm, Inc.	43,069
17,345	Korean Air Lines Co. Ltd.	551,237
42,800	Korean Reinsurance Co.	471,553
2,714	Kortek Corp.	42,167
1,183	KPX Chemical Co. Ltd.	66,431
2,793	KSS LINE Ltd.	21,966
5,046	KT Skylife Co. Ltd.	58,829
10,044	Kt Submarine Co. Ltd.	49,064
12,081	KTB Investment & Securities Co. Ltd.(c)	73,901
3,749	KTCS Corp.	8,158
4,664	Ktis Corp.	12,568
700	Kukdo Chemical Co. Ltd.	45,286
1,376	Kumho Industrial Co. Ltd.	16,929
3,137	Kumho Petrochemical Co. Ltd.	313,724
14,116	Kumho Tire Co. Inc.(c)	81,348
8,836	Kwang Dong Pharmaceutical Co. Ltd.	75,868
10,229	Kwangju Bank	106,836
1,092	Kyeryong Construction Industrial Co. Ltd.(c)	19,643
4,466	Kyobo Securities Co. Ltd.	43,111
1,118	Kyongbo Pharmaceutical Co. Ltd.	14,674
682	Kyung Dong Navien Co. Ltd.	37,833
2,747	Kyungbang Ltd.	38,299
1,746	Kyungdong Pharm Co. Ltd.(b)	40,787
8,473	Kyung-In Synthetic Corp.	45,313
12,520	LB Semicon, Inc.(c)	28,277
7,239	Leadcorp Inc (The)	44,535
5,650	Lee Ku Industrial Co. Ltd.	13,049
1,206	LEENO Industrial, Inc.	64,423
9,257	LF Corp.	243,440
42,525	LG Electronics, Inc.	4,032,169
1,813	LG Hausys Ltd.	137,809
3,488	LG Innotek Co. Ltd.	376,093
10,592	LG International Corp.	261,032
29,061	LG Uplus Corp.	332,699
1,098	LIG Nex1 Co. Ltd.	40,503
1,596	LMS Co. Ltd./South Korea	11,733
1,768	Lock & Lock Co. Ltd.	38,900
1,167	Loen Entertainment, Inc.	97,501
7	Lotte Chilsung Beverage Co. Ltd.	10,611
825	Lotte Corp.(c)	50,125
2,654	LOTTE Fine Chemical Co. Ltd.	168,988
39	Lotte Food Co. Ltd.	27,141
3,512	LOTTE Himart Co. Ltd.	244,034
41,858	Lotte Non-Life Insurance Co. Ltd.	120,636
7,553	LS Corp.	547,664
4,601	LS Industrial Systems Co. Ltd.	293,780
7,860	Lumens Co. Ltd.(c)	29,228
Shares		Value
SOUTH KOREA (continued)
14,408	Macquarie Korea Infrastructure Fund	$120,682
867	Macrogen, Inc.(c)	35,403
2,148	Maeil Holdings, Co. Ltd.	32,208
762	Mando Corp.	161,214
639	Medy-Tox, Inc.	415,303
16,916	Meritz Financial Group, Inc.	220,240
11,185	Meritz Fire & Marine Insurance Co. Ltd.	218,619
87,432	Meritz Securities Co. Ltd.	337,549
3,448	META BIOMED Co. Ltd.	16,880
7,104	MiCo Ltd.(c)	31,793
1,302	Minwise Co. Ltd.	29,312
35,221	Mirae Asset Life Insurance Co. Ltd.	179,647
9,524	Mobase Co. Ltd.	41,365
2,127	Modetour Network, Inc.	73,538
9,910	Moorim P&P Co. Ltd.	60,581
2,624	Muhak Co. Ltd.	41,534
2,496	Namhae Chemical Corp.	42,329
1,026	Neopharm Co. Ltd.	56,415
5,428	NEPES Corp.	43,852
12,127	Nexen Corp.	81,535
12,832	Nexen Tire Corp.	144,620
35,520	NH Investment & Securities Co. Ltd.	512,568
3,634	NHN KCP Corp.(c)	50,690
3,584	NICE Holdings Co. Ltd.	66,554
664	Nice Information & Telecommunication, Inc.	15,695
5,313	NICE Information Service Co. Ltd.	49,184
3,498	NICE Total Cash Management Co. Ltd.	42,259
4,876	NK Co. Ltd.(c)	10,280
754	Nong Shim Holdings Co. Ltd.	74,995
1,577	Nong Woo Bio Co. Ltd.	28,050
728	NongShim Co. Ltd.	220,038
454	Noroo Holdings Co. Ltd.	6,786
3,414	Noroo Paint & Coatings Co. Ltd.	28,321
2,740	NPC	13,898
6,272	NS Shopping Co. Ltd.	82,040
39,620	OCI Co. Ltd.	5,743,338
3,811	OPTRON-TEC, Inc.(c)	21,847
1,331	Orion Corp./Republic Of Korea	154,508
16,386	Orion Holdings, Corp.	374,236
2,075	Osstem Implant Co. Ltd.(c)	106,359
199	Ottogi Corp.	147,571
4,424	Paik Kwang Industrial Co. Ltd.	14,128
35,393	Pan Ocean Co. Ltd.(c)	180,724
5,134	Pan-Pacific Co. Ltd.(c)	15,951
5,362	Paradise Co. Ltd.	116,366
9,743	Partron Co. Ltd.	76,296
15,667	Paru Co. Ltd.(c)	53,542
765	Pharma Research Products Co. Ltd.	34,959

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
8,309	Poongsan Corp.	$294,722
776	POSCO Chemtech Co. Ltd.	26,428
898	POSCO Coated & Color Steel Co. Ltd.	22,705
8,282	Posco Daewoo Corp.	173,843
4,494	Posco ICT Co. Ltd.	29,279
15,195	Power Logics Co. Ltd.(c)	65,348
1,912	Protec Co. Ltd.	34,010
4,647	PSK, Inc.	99,713
180	Pulmuone Co. Ltd.	25,135
4,584	Pyeong Hwa Automotive Co. Ltd.	44,773
6,447	Redrover Co. Ltd.(c)	20,669
5,481	S&S Tech Corp.	22,823
1,897	S&T Motiv Co. Ltd.	58,096
1,685	S-1 Corp.	154,516
854	Sajo Industries Co. Ltd.	56,364
1,443	Sam Chun Dang Pharm Co. Ltd.	62,192
577	Sam Kwang Glass Co. Ltd.	23,363
422	Sam Yung Trading Co. Ltd.	6,902
163	Samchully Co. Ltd.	16,994
5,492	Samick Musical Instruments Co. Ltd.	12,982
1,305	Samick THK Co. Ltd.	21,175
6,581	Samji Electronics Co. Ltd.	84,493
2,001	Samjin Pharmaceutical Co. Ltd.	83,423
3,500	Sammok S-Form Co. Ltd.	50,727
6,651	Samsung Card Co. Ltd.	231,933
35,835	Samsung Electro-Mechanics Co. Ltd.	3,934,928
266,551	Samsung Engineering Co. Ltd.(c)	4,439,344
72,495	Samsung Heavy Industries Co. Ltd.(c)	495,556
6,903	Samsung Pharmaceutical Co. Ltd.(c)	25,161
14,755	Samsung SDI Co. Ltd.	2,512,479
20,997	Samsung SDS Co. Ltd.	4,769,223
15,164	Samsung Securities Co. Ltd.	521,538
11,879	SAMT Co. Ltd.	22,012
2,242	Samwha Capacitor Co. Ltd.	134,582
748	Samyang Corp.	62,318
426	Samyang Foods Co. Ltd.	35,621
1,036	Samyang Holdings, Corp.	107,255
2,726	Sang-A Frontec Co. Ltd.	40,058
10,570	Savezone I&C Corp.	43,771
5,185	SBS Media Holdings Co. Ltd.(c)	14,317
6,080	Seah Besteel Corp.	153,225
485	SeAH Holdings Corp.	62,377
690	SeAH Steel Corp.	60,055
3,601	Sebang Co. Ltd.	44,715
3,398	Sebang Global Battery Co. Ltd.	103,264
1,617	Sebo Manufacturing Engineer Corp.	18,496
1,705	Sejong Industrial Co. Ltd.	12,529
37,034	Sejong Telecom, Inc.(c)	22,069
Shares		Value
SOUTH KOREA (continued)
2,885	Sekonix Co. Ltd.(c)	$26,793
3,747	Seobu T&D(c)	36,808
15,728	Seohan Co. Ltd.	37,802
21,957	Seohee Construction Co. Ltd.	25,494
8,526	Seoul Semiconductor Co. Ltd.	150,265
3,508	Seowonintech Co. Ltd.	22,728
5,267	Seoyon E-Hwa Co. Ltd.	40,601
5,182	SFA Engineering Corp.	156,646
21,427	SFA Semicon Co. Ltd.(c)	47,037
20,189	SG Corp.(c)	16,422
8,409	SH Energy & Chemical Co. Ltd.	13,187
2,153	Shinsegae Co. Ltd.	835,651
464	Shinsegae Engineering & Construction Co. Ltd.	16,063
166	Shinsegae Food Co. Ltd.	23,327
802	Shinsegae Information & Communication Co. Ltd.	122,282
13,628	Shinsung E&G Energy Co. Ltd.(c)	20,401
17,022	Shinsung Tongsang Co. Ltd.(c)	20,197
4,524	Showbox Corp.	22,579
36,517	Signetics Corp.(c)	52,496
3,938	Silicon Works Co. Ltd.	137,567
1,079	SIMMTECH Co. Ltd.	8,139
642	SK Bioland Co. Ltd.	12,481
3,052	SK Chemicals Co. Ltd.(c)	288,139
2,843	SK Discovery Co. Ltd.	113,004
1,744	SK Gas Ltd.	152,902
869	SK Materials Co. Ltd.	124,805
425,314	SK Networks Co. Ltd.	2,230,157
76,121	SK Securities Co. Ltd.(c)	85,782
5,553	SKC Co. Ltd.	196,706
4,458	SKC Solmics Co. Ltd.(c)	20,140
1,591	SKCKOLONPI, Inc.	63,907
4,287	SL Corp.	88,721
1,105	SM Entertainment Co.(c)	36,723
3,546	Songwon Industrial Co. Ltd.	95,385
2,069	Soulbrain Co. Ltd.	113,527
15,386	Ssangyong Cement Industrial Co. Ltd.	429,169
2,143	Ssangyong Motor Co.(c)	10,097
1,302	Suheung Co. Ltd.	41,351
5,080	Sung Kwang Bend Co. Ltd.	59,457
11,506	Sungchang Enterprise Holdings Ltd.(c)	32,756
3,961	Sungdo Engineering & Construction Co. Ltd.	26,759
7,382	Sungshin Cement Co. Ltd.(c)	65,411
20,469	Sungwoo Hitech Co. Ltd.	112,760
2,525	Sunjin Co. Ltd.(c)	37,898
67	Suprema, Inc.(c)	1,359
5,699	Synopex, Inc.(c)	20,200
2,784	Systems Technology, Inc.	48,123
6,520	Tae Kyung Industrial Co. Ltd.	34,475
210	Taekwang Industrial Co. Ltd.	255,232

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
21,432	Taeyoung Engineering & Construction Co. Ltd.	$233,227
3,328	Taihan Fiberoptics Co. Ltd.(c)	22,217
8,575	TBH Global Co. Ltd. (The)(c)	55,624
2,118	Techwing, Inc.	36,081
1,053	Tera Semicon Co. Ltd.	19,367
1,108	TES Co Ltd.	31,006
8,316	Texcell-Netcom Co. Ltd.(c)	168,104
2,262	Thinkware Systems Corp.(c)	21,742
16,250	TK Chemical Corp.(c)	33,032
753	Tokai Carbon Korea Co. Ltd.	44,857
11,084	Tong Yang Moolsan Co. Ltd.	28,679
6,685	Tongyang Cement & Energy Corp.	34,906
4,967	Top Engineering Co. Ltd.	33,136
1,942	Toptec Co. Ltd.(c)	48,026
7,156	Tovis Co. Ltd.	58,323
4,207	UIL Co. Ltd.	24,122
3,120	Unid Co. Ltd.	162,667
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	39,712
7,804	Unison Co. Ltd.(c)	21,347
2,607	UniTest, Inc.	38,341
1,674	Value Added Technologies Co. Ltd.	62,275
1,227	Viatron Technologies, Inc.	15,826
2,268	Visang Education, Inc.	21,563
4,146	Vitzrocell Co. Ltd.(a)(b)(c)	8,796
1,916	Webzen Inc(c)	50,571
3,260	Whanin Pharmaceutical Co. Ltd.	65,416
12,292	Willbes & Co. (The)(c)	21,681
1,200	Winix, Inc.	21,858
4,704	WiSoL Co. Ltd.	60,039
8,940	Wonik Holdings Corp.(c)	55,971
1,674	Wonik IPS Co. Ltd.	53,218
411	Wonik Materials Co. Ltd.(c)	23,122
2,740	Wonik QnC Corp.(c)	36,369
12,035	Woongjin Co. Ltd.(c)	50,715
4,201	Woongjin Thinkbig Co. Ltd.	27,738
195,999	Woori Bank	2,926,158
37,340	Woori Investment Bank Co. Ltd.(c)	21,245
3,901	Wooshin Systems Co. Ltd.	27,114
4,055	Y G-1 Co. Ltd.	61,189
3,685	Yearimdang Publishing Co. Ltd.(c)	39,378
2,162	Youlchon Chemical Co. Ltd.	33,443
49	Young Poong Corp.	38,646
11,398	Youngone Corp.	318,080
2,002	Youngone Holdings Co. Ltd.	100,312
16,555	Yuanta Securities Korea Co. Ltd.(c)	69,884
943	Yuhan Corp.	201,430
6,279	Yungjin Pharmaceutical Co. Ltd.(c)	50,081
Shares		Value
SOUTH KOREA (continued)
2,552	Zeus Co. Ltd.	$36,866
		113,421,966
SPAIN — 0.4%
22,780	Acciona SA	1,905,461
60,681	Acerinox SA	852,174
65,345	ACS Actividades de Construccion y Servicios SA	2,753,946
17,364	Almirall SA	215,837
33,799	Applus Services SA	456,714
12,806	Atresmedia Corp. de Medios de Comunicaion SA	119,941
2,752	Azkoyen SA	26,874
1,482,369	Banco de Sabadell SA	2,900,828
59,752	Banco Popular Espanol SA(a)	0
143,492	Bankinter SA	1,499,653
895	Baron de Ley(c)	121,287
16,407	Bolsas y Mercados Espanoles SHMSF SA	575,040
20,024	Caja de Ahorros del Mediterraneo(a)(b)(c)	0
35,477	Cellnex Telecom SA	951,465
6,043	Cia de Distribucion Integral Logista Holdings SA	135,903
15,715	Cie Automotive SA	587,456
25,895	Cominar Real Estate Investment Trust, REIT	300,897
4,520	Construcciones y Auxiliar de Ferrocarriles SA	216,763
163,372	Deoleo SA(c)	35,057
129,987	Distribuidora Internacional de Alimentacion SA	602,385
23,741	Ebro Foods SA	572,510
86,329	EDP Renovaveis SA	829,015
22,694	eDreams ODIGEO SA(c)	103,743
15,183	Elecnor SA	238,099
86,581	Enagas SA	2,516,559
67,086	Ence Energia y Celulosa SA	517,562
90,277	Ercros SA	460,842
35,660	Euskaltel SA	330,646
28,358	Faes Farma SA	115,136
9,353	Fluidra SA	135,354
8,488	Fomento de Construcciones y Contratas SA(c)	109,386
16,692	Grupo Catalana Occidente SA	734,976
47,660	Grupo Ezentis SA(c)	41,976
1,905	Iberpapel Gestion SA	75,805
25,809	Indra Sistemas SA(c)	356,653
1,502	Laboratorios Farmaceuticos Rovi SA	30,638
438,123	Liberbank SA(c)	250,601
598,935	Mapfre SA	2,077,693
46,589	Mediaset Espana Comunicacion SA	445,864
20,767	Melia Hotels International SA	308,770
3,643	Miquel y Costas & Miquel SA	146,755
50,547	NH Hotel Group SA	389,735

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SPAIN (continued)
44,830	Obrascon Huarte Lain SA(c)	$209,028
25,893	Papeles y Cartones de Europa SA	501,030
9,982	Pharma Mar SA(c)	19,481
1,765	Prim SA	25,552
31,611	Prosegur Cia de Seguridad SA	238,954
13,630	Quabit Inmobiliaria SA(c)	31,743
28,335	Red Electrica Corp. SA	590,229
124,916	Sacyr SA	358,354
13,396	Saeta Yield SA	199,188
34,580	Siemens Gamesa Renewable Energy SA	592,167
5,485	Solaria Energia y Medio Ambiente SA(c)	22,719
32,524	Talgo SA	198,713
2,197	Tecnicas Reunidas SA	70,815
30,529	Tubacex SA(c)	130,269
38,173	Tubos Reunidos SA(c)	18,584
4,430	Vidrala SA	464,596
8,488	Viscofan SA	562,506
34,839	Vocento SA(c)	57,868
39,000	Zardoya Otis SA	398,057
		29,735,852
SWEDEN — 0.9%
197,170	AAK AB	17,400,108
1,484	AcadeMedia AB(c)	9,865
28,539	Acando AB	96,138
3,798	Addlife AB	79,465
6,191	AddNode Group AB	58,412
12,819	AddTech AB - Class B	266,200
697,344	AF AB - B Shares(b)	14,508,576
2,705	Ahlsell AB	16,152
11,378	Ahlstrom-Munksjo Oyj	226,820
4,896	Alimak Group AB	72,404
42,592	Arjo AB - B Shares(c)	126,180
3,189	Atrium Ljungberg AB - Class B	50,435
8,458	Attendo AB	85,895
2,983	Avanza Bank Holding AB	140,225
19,917	Axfood AB	370,027
4,430	BE Group AB(c)	26,523
5,500	Beijer Alma AB	157,921
11,658	Beijer Ref AB	179,156
7,695	Bergman & Beving AB - Class B	79,969
44,970	Betsson AB	320,347
35,606	Bilia AB - A Shares	293,558
78,125	BillerudKorsnas AB	1,147,939
2,871	BioGaia AB - Class B	137,858
8,156	Biotage AB	83,406
3,705	Bjorn Borg AB	10,779
1,799	Bonava AB	21,553
53,125	Bonava AB - Class B	644,893
13,877	Bravida Holding AB	99,383
13,752	Bufab AB	185,511
7,831	Bulten AB	99,127
Shares		Value
SWEDEN (continued)
33,716	Byggmax Group AB	$178,972
21,585	Castellum AB	348,915
1,272	Catena AB	25,063
7,218	Clas Ohlson AB - Class B	78,953
78,435	Cloetta AB - B Shares	280,710
5,320	Collector AB(c)	38,513
30,492	Com Hem Holding AB	528,104
4,799	Coor Service Management Holding AB	33,238
1,200	Dedicare AB - Class B	8,417
5,878	Dios Fastigheter AB	37,292
42,657	Dometic Group AB	408,271
13,750	Doro AB(c)	68,760
15,850	Duni AB	215,181
8,279	Dustin Group AB	69,272
2,456	Eastnine AB	26,573
2,137	Elanders AB - B Shares	17,911
37,905	Elekta AB - Class B	429,760
4,800	Eltel AB(c)	13,858
2,635	Enea AB	24,889
1,232	eWork Group AB	12,402
24,718	Fabege AB	284,601
6,669	Fagerhult AB	68,050
8,150	Fastighets AB Balder - Class B(c)	209,960
999	FastPartner AB	17,339
42,592	Getinge AB - B Shares	396,831
42,380	Granges AB	592,839
27,379	Gunnebo AB	94,495
3,932	Haldex AB(c)	42,231
12,523	Hemfosa Fastigheter AB	155,124
49,658	Hexpol AB	513,865
5,834	HIQ International AB	47,214
32,292	Holmen AB	796,231
9,802	Hufvudstaden AB - Class A	143,853
19,749	Indutrade AB	465,759
18,630	Intrum Justitia AB	494,381
10,171	Inwido AB	88,537
4,575	ITAB Shop Concept AB - Class B	20,593
30,789	JM AB	609,140
43,237	KappAhl AB	125,322
8,338	Karo Pharma AB	30,765
33,241	Klovern AB - B Shares	41,479
6,404	KNOW IT AB	130,403
16,156	Kungsleden AB	114,574
8,118	Lagercrantz Group AB - B Shares	76,234
3,734	Lifco AB - B Shares	135,598
27,257	Lindab International AB	210,376
31,407	Loomis AB - Class B	1,143,744
11,667	Mekonomen AB	178,331
31,113	Modern Times Group MTG AB - Class B	1,222,829
7,695	Momentum Group AB - Class B(c)	86,448

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SWEDEN (continued)
8,390	MQ Holding AB	$14,521
13,849	Mycronic AB	159,008
19,291	NCC AB - Class B	355,338
2,159	Nederman Holding AB	66,309
66,395	Net Insight AB - Class B(c)	31,865
33,902	NetEnt AB	193,384
27,131	New Wave Group AB - Class B	161,074
41,644	Nibe Industrier AB - Class B	424,309
36,245	Nobia AB	285,130
32,613	Nobina AB	214,025
7,901	Nolato AB - B Shares	593,287
1,900	Nordic Waterproofing Holding AS	15,921
556	OEM International AB - B Shares	11,724
175,440	Opus Group AB	141,326
117,641	Peab AB	1,041,518
2,570	Platzer Fastigheter Holding AB - Class B	17,212
37,175	Pricer AB - B Shares	35,671
2,279	Proact IT Group AB	42,812
38,765	Qliro Group AB(c)	46,912
58,478	Ratos AB - B Shares	230,738
2,630	Raysearch Laboratories AB(c)	39,200
8,060	Recipharm AB - B Shares	109,165
1,829	Resurs Holding AB	11,784
22,978	Rottneros AB	25,704
8,304	Saab AB - Class B	339,883
166	Sagax AB - Class B	1,942
61,478	SAS AB(c)	153,425
23,896	Scandi Standard AB	163,844
8,472	Scandic Hotels Group AB	83,390
3,644	Sectra AB - B Shares	80,440
7,592	Semcon AB	48,373
11,351	SkiStar AB	234,053
31,885	SSAB AB - A Shares(c)	179,038
147,413	SSAB AB - B Shares(c)	663,485
69,161	SSAB AB - Class A(c)	391,038
176,772	SSAB AB - Class B(c)	799,764
13,247	Sweco AB - Class B	269,803
18,817	Swedish Orphan Biovitrum AB(c)	404,228
11,141	Swedol AB - Class B(c)	40,446
3,229	Systemair AB	42,689
3,843	Thule Group AB	88,818
4,188	Tobii AB(c)	17,278
866	Troax Group AB	26,715
9,116	Victoria Park AB - B Shares	37,430
2,479	Vitrolife AB	181,476
15,269	Wallenstam AB	136,792
6,462	Wihlborgs Fastigheter AB	149,755
		57,179,067
SWITZERLAND — 1.4%
4,983	Allreal Holding AG	819,253
3,034	ALSO Holding AG	373,823
Shares		Value
SWITZERLAND (continued)
276	APG SGA SA	$113,291
15,516	Arbonia AG(c)	276,010
32,020	Aryzta AG(c)	674,851
11,073	Ascom Holding AG	221,548
1,100	Autoneum Holding AG	288,036
275	Bachem Holding AG - Class B	35,265
39,725	Baloise Holding AG	6,296,607
640	Bank Cler AG	27,109
554	Banque Cantonale de Geneve	103,957
1,397	Banque Cantonale Vaudoise	1,113,345
424	Barry Callebaut AG	761,198
1,131	Belimo Holding AG	4,670,043
715	Bell Food Group AG	280,870
3,500	Bellevue Group AG	82,358
1,224	Berner Kantonalbank AG	229,006
987	BKW AG	64,329
2,740	Bobst Group SA	292,326
1,166	Bossard Holding AG	238,945
3,259	Bucher Industries AG	1,194,371
20,499	Burckhardt Compression Holding AG	6,651,795
232	Burkhalter Holding AG	21,809
1,767	Calida Holding AG	64,334
111	Carlo Gavazzi Holding AG	37,814
12,616	Cavotec SA	35,378
13,226	Cembra Money Bank AG	1,121,080
178	Cham Group AG	79,066
699	Cicor Technologies(c)	41,583
539	Cie Financiere Tradition SA	57,317
133,112	Clariant AG	3,072,933
638	Coltene Holding AG	59,390
203	Conzzeta AG	258,783
25,226	Daetwyler Holding AG	4,811,678
3,583	DKSH Holding AG	287,358
821	dormakaba Holding AG	635,053
9,998	Dufry AG(c)	1,414,097
2,785	EDAG Engineering Group AG	53,236
38,356	EFG International AG	311,568
1,177	Emmi AG	949,447
2,219	Energiedienst Holding AG	57,605
721	Feintool International Holding AG	82,225
554	Fenix Outdoor International AG	66,860
46,077	Ferrexpo Plc	149,183
7,573	Flughafen Zuerich AG	1,581,473
291	Forbo Holding AG	407,053
61,396	GAM Holding AG	980,017
2,355	Georg Fischer AG	2,927,399
228	Gurit Holding AG	193,591
3,618	Helvetia Holdings AG	2,149,134
3,758	Highlight Communications AG	25,416
491	HOCHDORF Holding AG	137,855
4,911	Huber & Suhner AG	280,502
12	Hypothekarbank Lenzburg AG	54,244
7,940	Implenia AG	606,108

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
SWITZERLAND (continued)
338	Inficon Holding AG	$202,374
136	Interroll Holding AG	225,311
104	Intershop Holding AG	51,911
100,579	IWG Plc	341,654
578	Jungfraubahn Holding AG	95,641
1,015	Kardex AG	142,609
1,169	Komax Holding AG	321,329
19,796	Kudelski SA	182,126
74,031	Landis+Gyr Group AG(c)	5,564,123
144	LEM Holding SA	227,392
27,163	Logitech International SA	1,003,487
1,064	Luzerner Kantonalbank AG	573,667
725	MCH Group AG(c)	37,143
74	Metall Zug AG - Class B	248,230
16,431	Meyer Burger Technology AG(c)	20,390
1,603	Mobilezone Holding AG	18,964
2,383	Mobimo Holding AG(c)	615,498
111,727	OC Oerlikon Corp AG	1,803,748
1,963	Orascom Development Holding AG(c)	30,247
5,837	Oriflame Holding AG	276,599
2,566	Orior AG	212,280
1,572	Panalpina Welttransport Holding AG	198,967
288	Phoenix Mecano AG	194,351
326	Plazza AG	74,681
2,374	PSP Swiss Property AG	221,819
1,778	Rieter Holding AG	343,338
154	Romande Energie Holding SA	179,857
95	Schaffner Holding AG	28,366
272,660	Schmolz & Bickenbach AG(c)	219,485
262	Schweiter Technologies AG	297,933
3,784	SFS Group AG	425,459
1,808	Siegfried Holding AG	628,245
4,413	Sonova Holding AG	727,235
861	St. Galler Kantonalbank AG	461,752
1,913	Straumann Holding AG	1,298,596
4,456	Sulzer AG	512,657
18,875	Sunrise Communications Group AG	1,479,524
8,799	Swiss Life Holding AG	3,078,056
3,140	Swissquote Group Holding SA	177,276
953	Tamedia AG	146,094
1,410	Tecan Group AG	310,025
77,407	Temenos Group AG	9,739,965
235	Thurgauer Kantonalbank	24,536
45,814	u-blox Holding AG	8,371,200
6,050	Valiant Holding AG	726,468
2,234	Valora Holding AG	747,243
1,812	VAT Group AG	267,236
437	Vaudoise Assurances Holding SA	238,008
94	Vetropack Holding AG	193,256
8,356	Vifor Pharma AG	1,318,671
16,937	Von Roll Holding AG(c)	22,170
Shares		Value
SWITZERLAND (continued)
14,574	Vontobel Holding AG	$961,119
60	VZ Holding AG	16,858
679	Walter Meier AG	22,364
1,680	Wizz Air Holdings Plc(c)	73,770
331	Ypsomed Holding AG	50,220
7,747	Zehnder Group AG	324,781
61	Zug Estates Holding AG - B Shares	104,591
34	Zuger Kantonalbank AG	212,420
		94,432,240
TAIWAN — 1.9%
66,000	AcBel Polytech, Inc.	42,168
71,000	Accton Technology Corp.	162,272
4,636,878	Acer, Inc.	3,536,281
66,000	Aces Electronic Co. Ltd.	58,236
50,000	Acon Holding, Inc.(c)	11,470
7,000	Acter Co. Ltd.	54,172
16,000	Actron Technology Corp.	55,988
3,000	Addcn Technology Co. Ltd.	25,979
9,998	Adlink Technology, Inc.	20,502
8,000	Advanced Ceramic X Corp.	67,848
48,000	Advanced International Multitech Co. Ltd.	69,523
26,000	Advanced Optoelectronic Technology, Inc.	24,918
65,373	Advancetek Enterprise Co. Ltd.	43,424
64,000	AGV Products Corp.(c)	16,198
17,916	Airtac International Group	310,868
9,000	All Ring Tech Co. Ltd.	19,214
29,212	Alltek Technology Corp.	20,135
11,000	Alltop Technology Co. Ltd.	22,450
85,000	Alpha Networks, Inc.	57,019
49,050	Altek Corp.	51,596
44,000	Ambassador Hotel (The)	34,108
18,000	AMPOC Far-East Co. Ltd.	15,661
80,000	AmTRAN Technology Co. Ltd.	34,346
13,000	Anpec Electronics Corp.	19,825
20,000	Apacer Technology, Inc.	25,783
26,000	APCB, Inc.	20,909
14,000	Apex Biotechnology Corp.	14,236
79,161	Apex International Co. Ltd.	56,337
37,000	Arcadyan Technology Corp.	70,355
165,872	Ardentec Corp.	186,570
315,000	Asia Cement Corp.	336,161
193,000	Asia Pacific Telecom Co. Ltd.(c)	57,230
132,100	Asia Vital Components Co. Ltd.	119,838
4,208	Asmedia Technology, Inc.	48,463
4,000	ASPEED Technology, Inc.	114,216
19,000	Aten International Co. Ltd.	62,733
6,225,000	AU Optronics Corp.	2,566,916
44,800	Audix Corp.	64,268
24,291	AVY Precision Technology, Inc.	38,450
13,000	Axiomtek Co. Ltd.	24,631
100,278	Bank of Kaohsiung Co. Ltd.	31,661
49,000	BenQ Materials Corp.(c)	28,495

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
174,350	BES Engineering Corp.	$44,567
11,000	Bothhand Enterprise, Inc.	25,310
13,000	C Sun Manufacturing Ltd.	11,647
9,000	Capital Futures Corp.	18,684
316,781	Capital Securities Corp.	119,765
140,446	Career Technology Manufacturing Co. Ltd.	205,679
177,300	Cathay Real Estate Development Co. Ltd.	103,076
22,000	Center Laboratories, Inc.(c)	52,311
19,760	Central Reinsurance Co. Ltd.	12,608
180,000	Chailease Holding Co. Ltd.	656,771
26,000	ChainQui Construction Development Co. Ltd.	25,617
1,730	Chang Wah Electromaterials, Inc.	8,572
50,000	Channel Well Technology Co. Ltd.	50,014
12,000	Chant Sincere Co. Ltd.	11,119
30,185	Charoen Pokphand Enterprise	65,068
14,000	CHC Healthcare Group	17,745
13,000	CHC Resources Corp.	26,232
15,000	Chen Full International Co. Ltd.	21,663
22,000	Chenbro Micom Co. Ltd.	34,438
230,920	Cheng Loong Corp.	131,023
189,797	Cheng Uei Precision Industry Co. Ltd.	246,358
36,000	Chenming Mold Industry Corp.	22,809
13,000	Chian Hsing Forging Industrial Co. Ltd.	29,910
125,649	Chicony Electronics Co. Ltd.	309,565
30,150	Chicony Power Technology Co. Ltd.	53,717
32,251	Chilisin Electronics Corp.	100,261
76,000	Chimei Materials Technology Corp.(c)	27,585
1,283,744	China Airlines Ltd.(c)	468,281
209,000	China Bills Finance Corp.	101,955
64,000	China Chemical & Pharmaceutical Co. Ltd.	43,812
51,000	China Electric Manufacturing Corp.(c)	21,063
73,444	China General Plastics Corp.	78,551
277,374	China Life Insurance Co. Ltd.	300,519
106,077	China Metal Products	110,240
3,733,000	China Petrochemical Development Corp.(c)	1,634,794
12,114	China Steel Chemical Corp.	63,873
37,000	China Steel Structure Co. Ltd.	38,057
1,330,387	China Synthetic Rubber Corp.	1,899,963
31,360	China Wire & Cable Co. Ltd.	27,927
21,000	Chinese Maritime Transport Ltd.	20,676
85,883	Chin-Poon Industrial Co. Ltd.	113,068
284,000	Chipbond Technology Corp.	562,774
117,751	Chipmos Technologies, Inc.	81,548
Shares		Value
TAIWAN (continued)
16,000	Chong Hong Construction Co. Ltd.	$46,467
33,876	Chroma ATE, Inc.	170,337
64,000	Chun Yu Works & Co. Ltd.	43,198
162,779	Chun Yuan Steel	62,290
400,000	Chung Hung Steel Corp.(c)	144,685
138,779	Chung Hwa Pulp Corp.	51,289
56,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	40,490
1,000	Chunghwa Precision Test Tech Co. Ltd.	25,462
14,000	Chyang Sheng Dyeing & Finishing Co. Ltd.	10,427
7,000	Cleanaway Co. Ltd.	44,955
113,348	Clevo Co.	111,825
533,000	CMC Magnetics Corp.(c)	108,130
30,034	CoAsia Microelectronics Corp.(c)	12,178
4,961,000	Compal Electronics, Inc.	3,231,360
536,000	Compeq Manufacturing Co. Ltd.	534,038
18,000	Compucase Enterprise	20,656
51,000	Concord Securities Co. Ltd.(c)	14,366
8,400	Concraft Holding Co. Ltd.	73,006
68,873	Continental Holdings Corp.	30,532
157,200	Coretronic Corp.	209,240
30,148	Co-Tech Development Corp.(c)	39,537
94,000	CSBC Corp. Taiwan(c)	76,368
4,368,000	CTBC Financial Holding Co. Ltd.	3,115,097
54,838	CTCI Corp.	92,377
7,590	Cub Elecparts, Inc.	97,136
18,000	CviLux Corp.	16,379
6,000	Cyberpower Systems, Inc.	18,081
36,000	CyberTAN Technology, Inc.	21,197
6,600	Cypress Technology Co. Ltd.	15,881
81,000	DA CIN Construction Co. Ltd.	64,546
76,321	Da-Li Development Co. Ltd.	96,588
95,000	Danen Technology Corp.(c)	19,241
98,000	Darfon Electronics Corp.	102,623
147,000	Darwin Precisions Corp.	113,407
29,111	De Licacy Industrial Co. Ltd.	24,800
66,201	Delpha Construction Co. Ltd.	33,526
24,000	Depo Auto Parts Industrial Co. Ltd.	64,733
198,904	D-Link Corp.	73,228
60,183	Dynamic Electronics Co. Ltd.(c)	18,129
39,000	Dynapack International Technology Corp.	51,266
118,000	E Ink Holdings, Inc.	130,567
31,620	Eclat Textile Co. Ltd.	381,478
3,000	ECOVE Environment Corp.	17,628
38,000	Edison Opto Corp.(c)	19,249
45,895	Edom Technology Co. Ltd.	25,993
13,520	eGalax_eMPIA Technology, Inc.	24,078

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
51,320	Elan Microelectronics Corp.	$74,279
14,000	E-LIFE MALL Corp.	30,650
20,736	Elite Advanced Laser Corp.	72,654
24,967	Elite Material Co. Ltd.	61,185
37,000	Elite Semiconductor Memory Technology, Inc.	48,335
126,489	Elitegroup Computer Systems Co. Ltd.(c)	71,616
7,000	eMemory Technology, Inc.	86,367
57,011	ENG Electric Co. Ltd.	8,203
8,000	Ennoconn Corp.	129,455
133,000	EnTie Commercial Bank Co. Ltd.	61,229
28,000	Epileds Technologies, Inc.(c)	18,812
422,015	Epistar Corp.(c)	574,354
16,000	Eson Precision Ind. Co., Ltd.	17,347
142,033	Eternal Materials Co. Ltd.	136,054
28,000	E-Ton Solar Tech Co. Ltd.(c)	4,274
6,000	Eurocharm Holdings Co. Ltd.	17,891
9,588,074	Eva Airways Corp.	5,148,698
154,960	Everest Textile Co. Ltd.	64,276
246,000	Evergreen International Storage & Transport Corp.	111,902
4,938,198	Evergreen Marine Corp. Taiwan Ltd.(c)	2,497,783
129,342	Everlight Chemical Industrial Corp.	78,219
820,643	Everlight Electronics Co. Ltd.	1,150,140
403,062	Far Eastern Department Stores Ltd.	264,667
750,724	Far Eastern International Bank	251,876
39,478	Faraday Technology Corp.	88,216
78,000	Farglory Land Development Co. Ltd.	85,471
127,255	Federal Corp.	55,558
9,100	Feedback Technology Corp.	34,699
103,320	Feng Hsin Steel Co. Ltd.	208,077
49,720	Feng TAY Enterprise Co. Ltd.	225,460
5,366,000	First Financial Holding Co. Ltd.	3,689,165
72,120	First Hotel	36,744
61,000	First Insurance Co. Ltd. (The)	28,168
270,859	First Steamship Co. Ltd.(c)	112,469
67,049	FLEXium Interconnect, Inc.	175,211
9,955	Flytech Technology Co. Ltd.	25,980
37,000	Focaltech Systems Co. Ltd.	32,232
9,764	Formosa International Hotels Corp.	50,568
7,000	Formosa Laboratories, Inc.	13,790
31,203	Formosa Oilseed Processing Co. Ltd.	77,139
114,791	Formosan Union Chemical	72,427
33,000	Fortune Electric Co. Ltd.	29,817
58,210	Founding Construction & Development Co. Ltd.	32,394
1,557,000	Foxconn Technology Co. Ltd.	3,865,853
11,550	Foxsemicon Integrated Technology, Inc.	74,860
Shares		Value
TAIWAN (continued)
21,000	Froch Enterprise Co. Ltd.	$11,381
12,000	Fulgent Sun International Holding Co. Ltd.	25,659
169,000	Fulltech Fiber Glass Corp.	97,477
106,466	Fwusow Industry Co. Ltd.	66,741
40,000	Gemtek Technology Corp.	32,337
25,000	General Interface Solution Holding Ltd.	149,651
7,000	Genius Electronic Optical Co. Ltd.(c)	82,371
112,000	Getac Technology Corp.	161,063
21,000	Giant Manufacturing Co. Ltd.	106,653
122,000	Giantplus Technology Co. Ltd.	62,125
1,098,781	Gigabyte Technology Co. Ltd.	2,402,587
54,000	Gigastorage Corp.(c)	22,775
150,570	Gintech Energy Corp.(c)	80,601
167,000	Global Brands Manufacture Ltd.	70,406
8,000	Global Mixed Mode Technology, Inc.	17,535
7,000	Global PMX Co. Ltd.	41,740
6,000	Global Unichip Corp.	56,452
76,650	Globe Union Industrial Corp.	56,861
170,880	Gloria Material Technology Corp.	110,602
13,000	Glory Science Co. Ltd.	19,646
181,770	Gold Circuit Electronics Ltd.(c)	57,540
187,852	Goldsun Building Materials Co. Ltd.(c)	61,006
12,485	Gourmet Master Co. Ltd.	143,858
42,000	Grand Ocean Retail Group Ltd.	43,827
376,000	Grand Pacific Petrochemical	416,016
4,000	Grand Plastic Technology Corp.	21,007
12,000	GrandTech CG Systems, Inc.	23,076
8,000	Grape King Bio Ltd.	66,952
59,000	Great China Metal Industry	53,656
40,000	Great Taipei Gas Co. Ltd.	37,646
216,946	Great Wall Enterprise Co. Ltd.	280,564
72,000	Greatek Electonics, Inc.	130,301
92,000	Green Energy Technology, Inc.(c)	48,156
141,000	Hannstar Board Corp.	81,853
7,623,000	HannStar Display Corp.	2,090,598
221,000	HannsTouch Solution, Inc.(c)	51,931
30,300	Harvatek Corp.(c)	18,374
89,000	Hey Song Corp.	93,896
66,666	Highwealth Construction Corp.	102,638
77,620	Hitron Technology, Inc.	55,451
23,026	Hiwin Technologies Corp.	346,862
273,530	Ho Tung Chemical Corp.(c)	75,744
87,000	Hocheng Corp.(c)	28,356
28,000	Holtek Semiconductor, Inc.	66,392
26,105	Holy Stone Enterprise Co. Ltd.	126,927
52,514	Hong Pu Real Estate Development Co. Ltd.	40,029
29,624	Hota Industrial Manufacturing Co. Ltd.	130,221
46,678	Hsin Kuang Steel Co. Ltd.	70,090

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
54,143	Hsing TA Cement Co.	$25,227
919,000	HTC Corp.(c)	1,863,170
11,000	Hu Lane Associate, Inc.	51,498
62,479	Huaku Development Co. Ltd.	144,253
31,000	Hung Ching Development & Construction Co. Ltd.	30,448
74,000	Hung Sheng Construction Ltd.	86,931
42,830	Hwa Fong Rubber Co. Ltd.	21,836
30,110	Ibase Technology, Inc.	45,565
34,341	Ichia Technologies, Inc.(c)	18,326
9,436	Innodisk Corp.	41,721
7,298,000	Innolux Corp.	2,715,778
15,000	Integrated Service Technology, Inc.	36,625
4,000	International Games System Co. Ltd.	21,532
3,342,155	Inventec Corp.	2,532,161
12,000	I-Sheng Electric Wire & Cable Co. Ltd.	18,224
42,000	ITEQ Corp.	93,399
15,000	Jarllytec Co. Ltd.	23,999
10,000	Jentech Precision Industrial Co. Ltd.	20,724
10,500	Jess-Link Products Co. Ltd.	10,089
459,731	Jih Sun Financial Holdings Co. Ltd.	136,852
4,680	Johnson Health Tech Co. Ltd.	4,735
13,000	Kaulin Manufacturing Co. Ltd.	9,153
30,000	KEE TAI Properties Co. Ltd.	10,971
136,682	Kenda Rubber Industrial Co. Ltd.	157,910
38,000	Kerry TJ Logistics Co. Ltd.	51,527
109,000	Kindom Construction Corp.	71,053
36,720	King Chou Marine Technology Co. Ltd.	42,098
4,000	King Slide Works Co. Ltd.	56,526
526,184	King Yuan Electronics Co. Ltd.	519,035
5,000	Kingpak Technology, Inc.	32,625
374,185	King’s Town Bank Co. Ltd.	448,202
27,062	King’s Town Construction Co. Ltd.(c)	20,743
25,000	Kinik Co.	65,087
24,000	Kinko Optical Co. Ltd.	22,819
646,343	Kinpo Electronics, Inc.	228,557
56,000	Kinsus Interconnect Technology Corp.	91,993
5,000	KMC Kuei Meng International, Inc.	21,998
16,328	KS Terminals, Inc.	27,883
6,000	Kung Long Batteries Industrial Co. Ltd.	28,921
81,000	Kung Sing Engineering Corp.	36,664
31,000	Kuo Toong International Co. Ltd.(c)	19,506
104,982	Kuoyang Construction Co. Ltd.(c)	52,312
74,799	Kwong Fong Industries Corp.	44,012
Shares		Value
TAIWAN (continued)
17,000	Kwong Lung Enterprise Co. Ltd.	$27,248
39,000	L&K Engineering Co. Ltd.	48,100
8,000	Land Mark Optoelectronics Corp.	74,614
14,000	Lanner Electronics, Inc.	22,241
17,000	Laser Tek Taiwan Co. Ltd.	17,605
1,668,000	LCY Chemical Corp.	2,471,948
94,714	Lealea Enterprise Co. Ltd.(c)	36,472
43,000	LEE CHI Enterprises Co. Ltd.	15,064
15,000	Lelon Electronics Corp.	29,501
62,275	Leofoo Development Co. Ltd.(c)	14,178
199,000	Lextar Electronics Corp.(c)	119,786
12,400	Li Cheng Enterprise Co. Ltd.	17,372
167,788	Li Peng Enterprise Co. Ltd.(c)	46,691
34,629	Lian Hwa Food Corp.	40,780
282,640	Lien Hwa Industrial Corp.	360,827
137,000	Lingsen Precision Industries Ltd.	57,487
75,882	Lite-On Semiconductor Corp.	96,597
33,000	Lite-On Technology Corp.	43,547
122,000	Long Bon International Co. Ltd.	57,564
267,746	Long Chen Paper Co. Ltd.	312,408
15,000	Longwell Co.	18,231
8,451	Lotes Co. Ltd.	54,578
69,000	Lucky Cement Corp.	17,749
12,545	Lumax International Corp. Ltd.	25,155
5,000	Macauto Industrial Co. Ltd.	23,526
10,500	Macroblock Inc.	29,282
90,274	Macronix International(c)	143,409
11,000	Mag Layers Scientific-Technics Co. Ltd.	24,473
30,213	Makalot Industrial Co. Ltd.	145,452
11,000	Marketech International Corp.	21,661
327,998	Masterlink Securities Corp.	121,992
26,095	Meiloon Industrial Co. Ltd.	22,812
178,740	Mercuries & Associates Holding Ltd.	145,141
305,518	Mercuries Life Insurance Co. Ltd.(c)	166,609
12,091	Merry Electronics Co. Ltd.	55,679
64,000	Microbio Co. Ltd.(c)	43,954
36,404	Micro-Star International Co. Ltd.	113,695
38,400	MIN AIK Technology Co. Ltd.	28,330
34,036	Mirle Automation Corp.	49,131
9,000	MPI Corp.	16,161
4,000	Nak Sealing Technologies Corp.	11,698
34,000	Namchow Holdings Co. Ltd.	69,178
42,590	Nan Kang Rubber Tire Co. Ltd.	35,896
68,005	Nantex Industry Co. Ltd.	57,459
21,000	National Petroleum Co. Ltd.	28,424
114,428	Neo Solar Power Corp.(c)	47,435
11,000	Nexcom International Co. Ltd.	10,184
34,043	Nichidenbo Corp.	81,611

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
24,000	Nien Made Enterprise Co. Ltd.	$213,181
1,118,000	Novatek Microelectronics Corp.	4,692,839
17,000	Nuvoton Technology Corp.	31,443
137,090	OptoTech Corp.	101,410
177,000	Orient Semiconductor Electronics Ltd.(c)	48,707
35,500	Oriental Union Chemical Corp.	38,068
19,440	Paiho Shih Holdings Corp.	34,327
156,453	Pan Jit International, Inc.	264,218
51,000	Pan-International Industrial Corp.	33,039
7,000	Parade Technologies Ltd.	108,394
4,242	Paragon Technologies Co. Ltd.	4,116
1,323	PChome Online, Inc.	6,128
2,377	Pharmally International Holding Co. Ltd.	31,160
103,616	Phihong Technology Co. Ltd.(c)	37,778
21,000	Phison Electronics Corp.	190,110
12,000	Planet Technology Corp.	24,628
24,000	Plotech Co. Ltd.	24,907
6,000	Polytronics Technology Corp.	12,271
5,099	Posiflex Technology, Inc.	19,672
894,200	Powertech Technology, Inc.	2,559,762
9,242	Poya International Co. Ltd.	102,602
417,377	President Securities Corp.(c)	209,171
86,000	Primax Electronics Ltd.	173,960
277,370	Prince Housing & Development Corp.	110,302
4,000	Pro Hawk Corp.	18,896
121,000	Prodisc Technology, Inc.(a)(b)	0
26,000	Promate Electronic Co. Ltd.	24,815
4,339,520	Qisda Corp.	2,974,334
118,000	Quintain Steel Co. Ltd.	42,630
208,008	Radiant Opto-Electronics Corp.	429,360
201,677	Radium Life Tech Co. Ltd.(c)	73,210
1,104,825	Realtek Semiconductor Corp.	4,178,120
45,771	Rechi Precision Co. Ltd.	49,423
182,616	Rich Development Co. Ltd.	74,840
446,597	Ritek Corp.(c)	88,409
128,400	Ruentex Development Co. Ltd.(c)	153,750
75,335	Sampo Corp.	33,902
37,113	San Fang Chemical Industry Co. Ltd.	40,527
17,600	San Shing Fastech Corp.	33,862
33,080	Sanyang Motor Co. Ltd.	23,626
7,000	Scientech Corp.	13,240
31,000	SDI Corp.	73,261
10,000	Senao International Co. Ltd.	17,655
53,000	Sercomm Corp.	142,898
49,674	Sesoda Corp.	49,512
19,391	Sharehope Medicine Co. Ltd.	24,243
19,000	Sheng Yu Steel Co. Ltd.	17,073
54,000	Shieh Yih Machinery Industry Co. Ltd.	20,844
Shares		Value
TAIWAN (continued)
87,000	Shih Wei Navigation Co. Ltd.(c)	$21,673
13,218,606	Shin Kong Financial Holding Co. Ltd.	5,372,333
17,000	Shin Zu Shing Co. Ltd.	44,680
134,040	Shining Building Business Co. Ltd.(c)	52,244
116,000	Shinkong Insurance Co. Ltd.	125,866
198,314	Shinkong Synthetic Fibers Corp.	68,052
33,000	Shinkong Textile Co. Ltd.	53,351
12,000	Shiny Chemical Industrial Co. Ltd.	32,683
164,000	Sigurd Microelectronics Corp.	189,998
88,200	Simplo Technology Co. Ltd.	493,118
28,364	Sinbon Electronics Co. Ltd.	75,042
36,170	Sincere Navigation Corp.	21,373
33,000	Sinher Technology, Inc.	53,996
6,487	Sinmag Equipment Corp.	33,838
10,961	Sino-American Electronic Co. Ltd.(a)(b)	1,014
49,000	Sino-American Silicon Products, Inc.	210,304
192,000	Sinon Corp.	109,707
15,146	Sinphar Pharmaceutical Co. Ltd.	11,865
24,217	Sinyi Realty, Inc.	35,256
15,000	Sirtec International Co. Ltd.	19,488
14,000	Sitronix Technology Corp.	40,045
36,000	Siward Crystal Technology Co. Ltd.	22,506
99,616	Solar Applied Materials Technology Co.(c)	71,942
57,013	Solartech Energy Corp.(c)	25,251
16,160	Solteam Electronics Co. Ltd.	20,134
15,000	Sonix Technology Co. Ltd.	16,538
117,000	Southeast Cement Co. Ltd.	55,041
11,361	Sporton International, Inc.	63,028
8,000	St Shine Optical Co. Ltd.	214,483
65,762	Standard Foods Corp.	147,484
26,400	Stark Technology, Inc.	36,617
27,000	Sunko Ink Co. Ltd.	11,011
11,000	Sunny Friend Environmental Technology Co. Ltd.	72,071
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	26,806
20,000	Sunrex Technology Corp.	10,462
48,000	Sunspring Metal Corp.	58,628
174,245	Supreme Electronics Co. Ltd.	186,308
14,000	Swancor Holding Co. Ltd.	71,111
79,969	Sweeten Real Estate Development Co. Ltd.	48,761
15,000	Syncmold Enterprise Corp.	32,850
211,550	Synnex Technology International Corp.	303,828
14,700	Sysage Technology Co. Ltd.	16,798
12,000	Systex Corp.	25,964
197,938	TA Chen Stainless Pipe Co. Ltd.	225,356

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
99,340	Ta Ya Electric Wire & Cable(c)	$52,431
6,000	Ta Yih Industrial Co. Ltd.	16,498
46,262	TA-I Technology Co. Ltd.	82,913
775,880	Taichung Commercial Bank Co. Ltd.	268,234
10,500	TaiDoc Technology Corp.	50,256
47,580	Taiflex Scientific Co. Ltd.	62,322
16,000	Taimide Tech, Inc.	32,723
839,045	Tainan Spinning Co. Ltd.	371,469
8,153,000	Taishin Financial Holding Co. Ltd.	3,961,711
46,834	Taisun Enterprise Co. Ltd.(c)	26,953
29,000	Taiwan Acceptance Corp.	128,105
2,384,906	Taiwan Business Bank	732,900
2,015,000	Taiwan Cement Corp.	2,769,064
12,000	Taiwan Chinsan Electronic Industrial Co. Ltd.	24,471
61,088	Taiwan Cogeneration Corp.	60,753
6,000	Taiwan FamilyMart Co. Ltd.	35,861
91,000	Taiwan Fertilizer Co. Ltd.	122,805
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	38,014
61,000	Taiwan FU Hsing Industrial Co. Ltd.	73,295
211,919	Taiwan Glass Industrial Corp.(c)	141,605
81,081	Taiwan Hon Chuan Enterprise Co. Ltd.	141,035
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	18,423
214,701	Taiwan Land Development Corp.(c)	68,119
12,471	Taiwan Line Tek Electronic	10,409
49,544	Taiwan Navigation Co. Ltd.(c)	28,332
40,032	Taiwan Paiho Ltd.	107,117
128,000	Taiwan PCB Techvest Co. Ltd.	121,858
25,000	Taiwan Prosperity Chemical Corp.(c)	17,646
73,120	Taiwan Pulp & Paper Corp.(c)	44,555
39,000	Taiwan Sakura Corp.	50,343
28,408	Taiwan Secom Co. Ltd.	85,382
50,000	Taiwan Semiconductor Co. Ltd.	114,400
50,010	Taiwan Shin Kong Security Co. Ltd.	65,361
167,500	Taiwan Styrene Monomer	121,033
99,875	Taiwan Surface Mounting Technology Corp.	85,427
100,469	Taiwan TEA Corp.	52,328
28,000	Taiwan Union Technology Corp.	77,647
25,322	Taiyen Biotech Co. Ltd.	24,705
6,904	TCI Co. Ltd.	101,291
571,000	Teco Electric and Machinery Co. Ltd.	463,460
4,400	Tehmag Foods Corp.	32,654
18,000	Test Research, Inc.	32,994
81,000	Test Rite International Co. Ltd.	63,014
Shares		Value
TAIWAN (continued)
11,000	Thinking Electronic Industrial Co. Ltd.	$30,976
25,525	Thye Ming Industrial Co, Ltd.	34,262
160,100	Ton Yi Industrial Corp.	68,023
8,000	Tong Hsing Electronic Industries Ltd.	28,092
141,834	Tong Yang Industry Co. Ltd.	255,436
49,946	Tong-Tai Machine & Tool Co. Ltd.	32,959
9,882	TOPBI International Holdings Ltd.	33,200
21,160	Topco Scientific Co. Ltd.	57,034
5,000	Topco Technologies Corp.	13,302
37,049	Topoint Technology Co. Ltd.	24,834
17,000	Toung Loong Textile Manufacturing Co.	35,671
114,000	TPK Holding Co. Ltd.(c)	248,646
8,137	Transcend Information, Inc.	22,945
149,000	Tripod Technology Corp.	450,710
22,000	Tsang Yow Industrial Co. Ltd.	20,352
3,000	TSC Auto ID Technology Co. Ltd.	23,503
97,340	Tsec Corp(c)	30,873
61,942	TSRC Corp.	62,354
15,000	Ttet Union Corp.	47,570
23,000	TTY Biopharm Co. Ltd.	77,789
251,315	Tung Ho Steel Enterprise Corp.	208,677
7,000	Tung Thih Electronic Co. Ltd.	25,479
8,000	TURVO International Co. Ltd.	30,024
82,815	TXC Corp.	99,322
56,000	TYC Brother Industrial Co. Ltd.	55,174
88,303	Tycoons Group Enterprise(c)	20,446
94,458	Tyntek Corp.	49,659
38,000	UDE Corp.	46,252
44,000	U-Ming Marine Transport Corp.	53,858
3,570,000	Unimicron Technology Corp.	2,006,219
432,686	Union Bank of Taiwan	141,643
136,037	Unitech Printed Circuit Board Corp.(c)	92,238
7,019,000	United Microelectronics Corp.	3,785,152
11,920	United Orthopedic Corp.	26,226
60,000	Univacco Technology, Inc.	38,953
262,780	Universal Cement Corp.	195,030
9,588	Universal Microwave Technology, Inc.	19,512
152,000	Unizyx Holding Corp.	67,069
267,445	UPC Technology Corp.	178,276
377,743	USI Corp.	183,892
387,000	Vanguard International Semiconductor Corp.	784,454
39,800	Ve Wong Corp.	34,589
16,000	Visual Photonics Epitaxy Co. Ltd.	51,088
8,000	Voltronic Power Technology Corp.	142,369
54,000	Wah Lee Industrial Corp.	100,479
1,093,000	Walsin Lihwa Corp.	743,156

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
205,000	Walton Advanced Engineering, Inc.	$90,064
148,300	Wan Hai Lines Ltd.	85,529
1,000	Wei Chuan Foods Corp.(c)	793
20,000	Well Shin Technology Co. Ltd.	34,460
42,460	Win Semiconductors Corp.	318,377
749,472	Winbond Electronics Corp.	458,715
51,000	Winstek Semiconductor Co. Ltd.	65,463
44,673	Wintek Corp.(a)(b)	518
142,646	Wisdom Marine Lines Co. Ltd.	135,632
3,977,684	Wistron Corp.	3,163,068
62,643	Wistron NeWeb Corp.	147,023
11,000	Wowprime Corp.	44,403
329,865	WPG Holdings Co. Ltd.	443,879
118,635	WT Microelectronics Co. Ltd.	177,322
12,000	XAC Automation Corp.	13,098
17,204	Xxentria Technology Materials Corp.	43,636
85,144	Yageo Corp.	1,706,535
64,124	Yang Ming Marine Transport Corp.(c)	22,206
103,489	YC Co. Ltd.	60,142
77,084	YC INOX Co. Ltd.	69,050
27,000	Yeong Guan Energy Technology Group Co. Ltd.	73,498
12,000	YFC-Boneagle Electric Co. Ltd.	14,386
460,624	YFY, Inc.(c)	196,462
28,213	Yi Jinn Industrial Co. Ltd.	13,296
603,480	Yieh Phui Enterprise Co. Ltd.	208,933
13,000	Yonyu Plastics Co. Ltd.	14,981
56,110	Youngtek Electronics Corp.	110,758
313,000	Yulon Motor Co. Ltd.	238,731
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	37,846
28,350	YungShin Global Holding Corp.	39,005
79,000	Yungtay Engineering Co. Ltd.	137,627
13,000	Zeng Hsing Industrial Co. Ltd.	56,529
27,000	Zenitron Corp.	20,483
34,000	Zero One Technology Co. Ltd.	22,468
95,000	Zhen Ding Technology Holding Ltd.	206,717
100,826	Zig Sheng Industrial Co. Ltd.	35,346
46,169	Zinwell Corp.	39,315
23,000	Zippy Technology Corp.	27,669
17,000	Zongtai Real Estate Development Co. Ltd.	12,242
		127,175,964
THAILAND — 0.2%
40,400	Advanced Information Technology Public Co. Ltd. - FOR	35,126
27,700	AJ Plast Public Co. Ltd - FOR	11,376
47,800	Amata Corp. Public Co. Ltd. - FOR	30,831
Shares		Value
THAILAND (continued)
663,900	Ananda Development Public Co. Ltd. - FOR	$82,195
520,168	AP Thailand Public Co. Ltd. - FOR	138,121
237,900	Asia Plus Group Holdings Securities Public Co. Ltd. - FOR	28,321
255,300	Bangchak Corp. Public Co. Ltd. - FOR	292,603
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	25,021
146,700	Bangkok Chain Hospital Public Co. Ltd. - FOR	80,716
303,306	Bangkok Expressway & Metro Public Co. Ltd. - FOR	74,330
26,500	Bangkok Insurance Public Co. Ltd. - FOR	301,949
1,628,000	Bangkok Land Public Co. Ltd. - FOR	96,463
115,800	Bangkok Ranch Public Co. Ltd. - FOR	24,941
378,400	Banpu Public Co. Ltd. - FOR	231,042
123,600	Beauty Community Public Co. Ltd. - FOR	90,819
157,200	BEC World Public Co. Ltd. - FOR	51,487
228,300	Better World Green Public Co. Ltd. - FOR	9,450
87,500	BJC Heavy Industries Public Co. Ltd. - FOR(c)	6,645
477,500	BTS Group Holdings Public Co. Ltd. - FOR	135,413
71,520	Buriram Sugar Public Co. Ltd. - FOR - Class F	18,555
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	45,451
11,200	Carabao Group Public Co. Ltd. - FOR	19,064
52,100	Central Plaza Hotel Public Co. Ltd. - FOR	86,120
76,822	CH Karnchang Public Co. Ltd. - FOR	58,180
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	8,123
601,400	Chularat Hospital Public Co. Ltd. - FOR	37,178
238,800	CK Power Public Co. Ltd. - FOR	28,940
70,900	Com7 Public Co. Ltd. - FOR	41,911
411,800	Country Group Development Public Co. Ltd. - FOR(c)	19,964
47,700	Delta Electronics Thailand Public Co. Ltd. - FOR	101,531
104,200	Dhipaya Insurance Public Co. Ltd. - FOR	83,306
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	35,549

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
THAILAND (continued)
260,900	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	$94,874
3,700	Electricity Generating Public Co. Ltd. - FOR	26,088
148,000	Energy Absolute Public Co. Ltd. - FOR	167,355
404,800	Energy Earth Public Co. Ltd. - FOR(a)(b)(c)	3,512
451,400	Erawan Group Public Co. Ltd. (The) - FOR	116,816
497,300	Esso Thailand Public Co. Ltd. - FOR(c)	281,609
23,800	Forth Smart Service Public Co. Ltd. - FOR	7,378
116,400	GFPT Public Co. Ltd. - FOR	45,214
36,100	Global Power Synergy Public Co. Ltd. - FOR	85,954
79,600	Golden Land Property Development Public Co. Ltd. - FOR	24,955
333,800	Grand Canal Land Public Co. Ltd. - FOR	24,386
67,000	Hana Microelectronics Public Co. Ltd. - FOR	73,599
35,400	ICC International Public Co. Ltd. - FOR	44,387
24,018,400	IRPC Public Co. Ltd. - FOR	5,344,865
5,316,991	Italian-Thai Development Public Co. Ltd. - FOR(c)	518,242
331,800	Jasmine International Public Co. Ltd. - FOR	61,328
56,466	Jay Mart Public Co., Ltd. - FOR	21,786
13,100	KCE Electronics Public Co. Ltd. - FOR	28,354
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	24,921
450,966	Khon Kaen Sugar Industry Public Co. Ltd. - FOR	44,505
82,700	Kiatnakin Bank Public Co. Ltd. - FOR	192,741
7,700	Krungthai Card Public Co. Ltd. - FOR	88,275
59,000	Land and Houses Public Co. Ltd. - FOR	20,536
90,560	Land and Houses Public Co. Ltd. - NVDR	31,521
21,900	Lanna Resources Public Co. Ltd. - FOR	10,175
771,200	LH Financial Group Public Co. Ltd. - FOR	39,278
90,330	Loxley Public Co. Ltd. - FOR	6,850
51,900	Major Cineplex Group Public Co. Ltd. - FOR	47,987
16,400	Malee Group Public Co. Ltd. - FOR	10,442
Shares		Value
THAILAND (continued)
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	$18,511
353,700	MBK Public Co. Ltd. - FOR	255,315
89,400	MCS Steel Public Co. Ltd. - FOR	20,357
28,500	Mega Lifesciences Public Co. Ltd. - FOR	37,093
29,800	MK Restaurants Group Public Co. Ltd. - FOR	75,660
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	12,948
72,700	Muangthai Capital Public Co. Ltd. - FOR	83,665
102,600	PCS Machine Group Holding Public Co. Ltd. - FOR	22,781
105,900	Polyplex Public Co. Ltd. - FOR	55,881
72,650	Precious Shipping Public Co. Ltd. - FOR(c)	30,463
202,200	Pruksa Holding Public Co. Ltd. - FOR	142,575
89,000	PTG Energy Public Co. Ltd. - FOR	52,522
879,731	Quality Houses Public Co. Ltd. - FOR	85,188
195,875	Ratchthani Leasing Public Co. Ltd. - FOR	51,337
34,100	Regional Container Lines Public Co. Ltd. - FOR	8,462
11,900	Robinson Public Co. Ltd. - FOR	24,741
496,100	Rojana Industrial Park Public Co. Ltd. - FOR	104,382
45,000	Samart Corp. Public Co. Ltd. - FOR	12,155
100,000	Samart Telcoms Public Co. Ltd. - FOR	32,506
2,354,500	Sansiri Public Co. Ltd. - FOR	124,771
26,700	Sappe Public Co. Ltd. - FOR	20,680
1,026,676	SC Asset Corp. Public Co. Ltd. - FOR	123,601
17,620	Siam City Cement Public Co. Ltd. - FOR	137,093
267,441	Siam Future Development Public Co. Ltd. - FOR	76,571
95,471	Siam Global House Public Co. Ltd - FOR	49,091
120,000	Siamgas & Petrochemicals Public Co. Ltd. - FOR	113,759
202,600	Singha Estate Public Co. Ltd. - FOR(c)	22,159
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR(c)	21,669
140,917	Somboon Advance Technology Public Co. Ltd. - FOR	96,655
153,600	SPCG Public Co. Ltd. - FOR	102,374
113,560	Sri Trang Agro-Industry Public Co. Ltd. - FOR	42,232

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
THAILAND (continued)
19,200	Srisawad Corp. Public Co. Ltd. - FOR	$31,436
364,000	Srithai Superware Public Co. Ltd. - FOR	17,178
855,900	Star Petroleum Refining Public Co. Ltd. - FOR	424,542
309,875	Supalai Public Co. Ltd. - FOR(c)	227,224
1,887,300	Superblock Public Co. Ltd.	68,616
325,900	SVI Public Co. Ltd. - FOR	44,725
368,600	Syntec Construction Public Co. Ltd. - FOR	51,126
31,100	Taokaenoi Food & Marketing Public Co. Ltd. - FOR	14,747
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(c)	39,714
4,380	Thai Agro Energy Public Co. Ltd. - FOR	306
380,300	Thai Airways International Public Co. Ltd. - FOR(c)	194,402
15,000	Thai Central Chemical Public Co. Ltd. - FOR	18,426
82,500	Thai Metal Trade Public Co. Ltd. - FOR	39,174
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	86,055
187,100	Thai Union Group Public Co. Ltd. - FOR	106,430
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	57,145
72,200	Thai Wah Public Co. Ltd. - FOR	23,894
116,500	Thaicom Public Co. Ltd. - FOR	33,415
202,200	Thanacart Capital Public Co. Ltd. - FOR	343,350
17,300	Thitikorn Public Co. Ltd. - FOR	7,081
121,084	Thoresen Thai Agencies Public Co. Ltd. - FOR	31,950
111,770	Ticon Industrial Connection Public Co. Ltd. - FOR	62,619
72,300	Tipco Asphalt Public Co. Ltd. - FOR	41,339
26,000	Tisco Financial Group Public Co. Ltd. - FOR	72,933
2,876,400	TMB Bank Public Co. Ltd. - FOR	214,286
14,700	Total Access Communication Public Co. Ltd. - FOR	23,690
731,700	TPI Polene Public Co. Ltd. - FOR	43,800
105,400	TTW Public Co. Ltd. - FOR	41,466
118,800	Unique Engineering & Construction Public Co. Ltd. - FOR	48,392
449,400	Univentures Public Co. Ltd. - FOR	127,359
184,700	Vanachai Group Public Co. Ltd. - FOR	52,569
Shares		Value
THAILAND (continued)
382,600	VGI Global Media Public Co. Ltd. - FOR	$92,878
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	21,339
139,700	Vinythai Public Co. Ltd. - FOR	111,248
596,100	WHA Corp Public Co. Ltd. - FOR	74,477
24,700	Workpoint Entertainment Public Co. Ltd. - FOR	48,320
		14,813,502
TURKEY — 0.2%
9,076	Adana Cimento Sanayii T.A.S. - Class A	15,201
17,831	AKIS Gayrimenkul Yatirimi AS REIT	14,861
17,532	Aksa Akrilik Kimya Sanayii AS	57,421
26,465	Aksa Enerji Uretim AS(c)	27,056
29,600	Aksigorta AS	31,695
29,721	Alarko Holding AS	42,701
92,924	Albaraka Turk Katilim Bankasi AS	36,043
1,359	Alkim Alkali Kimya AS	7,708
87,793	Anadolu Cam Sanayii AS	67,371
45,730	Anadolu Efes Biracilik Ve Malt Sanayii AS	300,113
9,733	Anadolu Hayat Emeklilik AS	18,557
12,296	Aygaz AS	40,874
7,874	Bagfas Bandirma Gubre Fabrik AS(c)	17,048
17,593	Bera Holding AS(c)	10,548
15,627	Borusan Mannesmann Boru Sanayi ve Ticaret AS	47,952
19,362	Boyner Perakende Ve Tekstil Yatirimlari AS(c)	45,415
12,202	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(c)	20,681
10,435	Bursa Cimento Fabrikasi AS	14,090
5,730	Cimsa Cimento Sanayi VE Ticaret AS	17,745
10,780	Coca-Cola Icecek AS	94,975
3,327,803	Dogan Sirketler Grubu Holding AS(c)	838,865
9,154	Dogus Otomotiv Servis ve Ticaret AS(c)	17,056
80,727	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(c)	48,373
961	Erbosan Erciyas Boru Sanayii ve Ticaret AS	17,872
22,092	Global Yatirim Holding AS(c)	22,659
361	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	4,926
14,783	Goodyear Lastikleri TAS	12,991
184,835	GSD Holding AS(c)	42,007
16,968	Gubre Fabrikalari TAS(c)	16,094
294,548	Ihlas Holding AS(c)	31,913
19,196	Is Gayrimenkul Yatirim Ortakligi AS REIT	5,766

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
TURKEY (continued)
25,617	Izmir Demir Celik Sanayi AS(c)	$15,929
147,575	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(c)	122,509
14,106	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(c)	11,798
390,783	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(c)	390,948
30,773	Karsan Otomotiv Sanayii Ve Ticaret AS(c)	14,720
10,941	Kordsa Teknik Tekstil AS	18,994
4,973	Migros Ticaret AS(c)	27,936
14,657	Netas Telekomunikasyon AS(c)	42,341
5,730	Nuh Cimento Sanayi AS	14,289
1,503,522	Petkim Petrokimya Holding AS	2,657,249
31,891	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	27,507
68,018	Sekerbank TAS(c)	25,344
55,241	Selcuk Ecza Deposu Ticaret ve Sanayi AS	46,067
577,611	Soda Sanayii AS	687,516
44,575	TAV Havalimanlari Holding AS	239,929
34,027	Tekfen Holding AS	128,766
3,013	Tofas Turk Otomobil Fabrikasi AS	18,567
89,608	Trakya Cam Sanayii AS	103,851
105,740	Tupras Turkiye Petrol Rafinerileri AS	2,702,950
456,707	Turk Hava Yollari AO(c)	1,886,501
102,718	Turkiye Halk Bankasi AS	210,160
357,721	Turkiye Sinai Kalkinma Bankasi AS	123,544
291,904	Turkiye Sise ve Cam Fabrikalari AS	324,377
474,882	Turkiye Vakiflar Bankasi TAO - Class D	698,737
11,630	Ulker Biskuvi Sanayi AS	60,965
39,024	Vestel Elektonik Sanayi ve Ticaret AS(c)	95,271
67,419	Zorlu Enerji Elektrik Uretim AS(c)	28,183
		12,711,525
UKRAINE — 0.0%
4,476	Kernel Holding SA	60,658
UNITED ARAB EMIRATES — 0.0%
9,356,794	Dana Gas PJSC(c)	2,516,220
11,361	Lamprell Plc(c)	14,452
		2,530,672
UNITED KINGDOM — 5.5%
1,160	4imprint Group Plc	27,455
16,302	A.G. Barr Plc	156,596
350,234	Abcam Plc	5,871,528
18,704	Acacia Mining Plc(c)	36,901
Shares		Value
UNITED KINGDOM (continued)
538,018	Adaptimmune Therapeutics Plc - ADR(c)	$6,838,209
25,242	Admiral Group Plc	690,788
129,757	Afren Plc(a)(b)	0
18,225	Aggreko Plc	183,301
4,685	Alstria Office REIT AG, REIT	205,484
3,987	Anglo-Eastern Plantations Plc	41,345
1,859	Arrow Global Group Plc	9,453
47,156	Ashmore Group Plc	266,406
73,215	ASOS Plc(c)	5,864,310
32,243	Assura Plc REIT	26,437
37,432	Auto Trader Group Plc	181,888
5,635	Avon Rubber Plc	104,292
94,106	Babcock International Group Plc	949,882
102,410	Balfour Beatty Plc	413,576
347,181	Barratt Developments Plc	2,662,223
237,739	BBA Aviation Plc	1,041,991
192,377	Beazley Plc	1,562,559
52,442	Bellway Plc	2,389,607
37,557	Berkeley Group Holdings Plc	2,102,605
112,748	Bodycote Plc	1,388,150
39,276	Bovis Homes Group Plc	668,269
5,261	Braemar Shipping Services Plc	18,880
42,050	Brewin Dolphin Holdings Plc	208,895
23,921	Britvic Plc	236,447
21,123	BTG Plc(c)	198,029
55,211	Burberry Group Plc	1,386,511
14,681	Cambian Group Plc	33,834
24,814	Capital & Counties Properties Plc	98,209
25,009	Card Factory Plc	79,559
87,391	Carillion Plc(b)	17,926
3,352	Carpetright Plc(c)	1,948
61,846	Chemring Group Plc	178,520
44,553	Chesapeake Lodging Trust, REIT	32,559
48,977	Chesnara Plc	272,880
4,741,396	Cineworld Group Plc	16,926,948
29,064	Circassia Pharmaceuticals Plc(c)	36,008
21,818	City Office REIT Inc., REIT	58,628
2,013	Clarkson Plc	66,912
55,392	Close Brothers Group Plc	1,166,295
3,850	CLS Holdings Plc	13,233
25,657	CMC Markets Plc	66,929
130,692	Cobham Plc(c)	206,413
55,701	Communisis Plc	46,768
23,119	Computacenter Plc	401,491
8,765	Concentric AB	143,106
11,234	Connect Group Plc	9,336
5,916	Consort Medical Plc	97,539
4,017,606	ContourGlobal Plc(b)(c)	14,008,987
10,718	Costain Group Plc	68,056
8,693	Countrywide Plc(c)	12,930
11,196	Cranswick Plc	446,897
90,465	Crest Nicholson Holdings Plc	606,576

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
149,048	Croda International Plc	$9,117,716
23,730	Daily Mail & General Trust Plc - Class A	220,433
34,422	Dairy Crest Group Plc	256,812
9,017	De La Rue Plc	66,080
198,560	Debenhams Plc	63,186
7,578	Dechra Pharmaceuticals Plc	284,635
51,874	Devro Plc	151,389
7,996	DFS Furniture Plc	25,030
88,491	Dialog Semiconductor Plc(c)	1,883,846
4,728	Dignity Plc	70,925
655,668	Diploma Plc	10,818,331
279,412	Direct Line Insurance Group Plc	1,435,708
14,305	DiscoverIE Group Plc	82,720
100,108	Dixons Carphone Plc	279,143
81,959	Domino’s Pizza Group Plc	408,529
89,555	Drax Group Plc	387,792
196,686	DS Smith Plc	1,408,972
6,273	Dunelm Group Plc	48,664
23,393	easyJet Plc	509,960
255,333	EI Group Plc(c)	452,405
159,024	Electrocomponents Plc	1,329,439
1,160,834	Elementis Plc	4,521,582
244,736	EnQuest Plc(c)	120,574
1,190,431	Equiniti Group Plc	4,490,398
20,953	Essentra Plc	127,161
62,061	Esure Group Plc	192,154
8,122	Euromoney Institutional Investor Plc	146,779
50,183	Fenner Plc	419,222
6,971	Fidessa Group Plc	376,594
422,903	Firstgroup Plc(c)	656,068
35,534	Foxtons Group Plc	37,948
3,059	Fuller Smith & Turner Plc - Class A	39,929
112,080	G4S Plc	398,192
25,288	Galliford Try Plc	318,592
5,545	Games Workshop Group Plc	184,920
26,321	Gem Diamonds Ltd.(c)	36,244
172,570	Genus Plc(b)	5,968,177
580,156	GKN Plc	3,683,814
5,199	Go-Ahead Group Plc	138,243
26,527	Gocompare.Com Group Plc	40,968
764,195	Greene King Plc	5,741,378
30,359	Greggs Plc	507,518
16,397	Growthpoint Properties Ltd., REIT	228,145
18,043	Gulf Keystone Petroleum Ltd.(c)	44,788
10,409	H&R Real Estate Investment Trust, REIT	131,701
85,828	Halfords Group Plc	447,290
565,216	Halma Plc	9,483,828
25,870	Hansteen Holdings Plc REIT	47,220
73,639	Hays Plc	181,471
Shares		Value
UNITED KINGDOM (continued)
11,940	Headlam Group Plc	$73,422
26,404	Helical Plc	136,666
11,324	Henry Boot Plc	44,611
27,440	Hill & Smith Holdings Plc	500,756
632	Hilton Food Group Plc	7,702
5,026	Hogg Robinson Group Plc	8,165
100,738	HomeServe Plc	1,023,912
109,344	Howden Joinery Group Plc	715,657
31,513	Hunting Plc(c)	348,264
11,259	Ibstock Plc	46,031
22,425	IMI Plc	336,109
127,184	Inchcape Plc	1,270,623
25,333	Indivior Plc(c)	156,878
141,286	Informa Plc	1,434,458
16,892	InfraREIT, Inc., REIT	193,929
57,563	Inmarsat Plc	297,388
44,620	ITE Group Plc	93,718
22,370	J D Wetherspoon Plc	357,257
343,043	J Sainsbury Plc	1,455,600
6,901	Jackpotjoy Plc(c)	77,813
11,666	James Fisher & Sons Plc	268,073
25,740	Jardine Lloyd Thompson Group Plc	433,219
80,166	JD Sports Fashion Plc	430,039
15,332	John Laing Group Plc	59,569
17,247	John Menzies Plc	150,710
151,724	John Wood Group Plc	1,182,690
25,658	Johnson Matthey Plc	1,159,605
38,882	Jupiter Fund Management Plc	243,157
8,237	Just Eat Plc(c)	87,691
56,252	Just Group Plc	108,726
55,928	KAZ Minerals Plc(c)	706,654
122,169	KCOM Group Plc	169,459
32,991	Keller Group Plc	471,605
12,170	Kier Group Plc	179,582
4,314,613	Laird Plc	11,654,124
41,948	Lancashire Holdings Ltd.	343,773
23,300	LivaNova Plc(c)	2,068,574
20,610	Londonmetric Property Plc REIT	53,930
115,356	Lookers Plc	160,255
31,272	Low & Bonar Plc	23,831
11,902	LSL Property Services Plc	40,565
332,941	Man Group Plc	826,915
477,696	Marks & Spencer Group Plc	1,888,844
29,565	Marshalls Plc	173,669
249,397	Marston’s Plc	369,229
278,100	Mcbride Plc	383
18,540	McBride Plc	38,481
68,422	McCarthy & Stone Plc	127,574
13,685	McColl’s Retail Group Plc	44,491
22,320	Mears Group Plc	101,068
274,902	Meggitt Plc	1,780,925
619,773	Melrose Industries Plc	1,943,403
39,016	Merlin Entertainments Plc	197,372
10,874	Michael Kors Holdings Ltd.(c)	743,999

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
44,090	Millennium & Copthorne Hotels Plc	$347,372
7,468	Mitchells & Butlers Plc	28,953
90,011	Mitie Group Plc	226,805
103,302	Moneysupermarket.com Group Plc	425,498
65,172	Morgan Advanced Materials Plc	308,017
12,987	Morgan Sindall Group Plc	223,769
19,828	Mothercare Plc(c)	4,963
38,272	N Brown Group Plc	107,615
208,759	National Express Group Plc	1,126,549
3,594	NCC Group Plc	9,669
70,609	NEX Group Plc	958,174
63,435	Northgate Plc	323,864
11,646	Northview Apartment Real Estate Investment Trust, REIT	87,793
2,304,279	Ocado Group Plc(c)	17,032,662
50,176	Onesavings Bank Plc	272,706
70,583	Ophir Energy Plc(c)	58,512
6,094	Oxford Instruments Plc	76,389
22,060	Pagegroup Plc	162,817
5,282	PayPoint Plc	62,193
159,997	Pearson Plc	1,834,320
412,005	Pendragon Plc	164,093
20,546	Pennon Group Plc	195,214
1,399	Petrofac Ltd.	11,610
19,177	Pets at Home Group Plc	40,285
36,290	Photo-Me International Plc	79,574
27,155	Polypipe Group Plc	142,720
1,385	Porvair Plc	9,358
296,794	Premier Foods Plc(c)	152,389
287,081	Premier Oil Plc(c)	372,105
53,646	PZ Cussons Plc	181,619
179,176	QinetiQ Group Plc	566,423
33,811	Rank Group Plc	81,438
99,906	Redrow Plc	860,906
128,562	Renewi Plc	127,094
96,675	Renishaw Plc	6,258,460
51,233	Renold Plc(c)	16,632
195,018	Rentokil Initial Plc	822,771
29,192	Restaurant Group Plc (The)	121,927
7,870	Ricardo Plc	102,722
57,225	Rightmove Plc	3,588,847
17,462	Robert Walters Plc	172,796
150,939	Rotork Plc	680,713
96,268	Royal Mail Plc	767,738
36,853	RPC Group Plc	399,890
101,928	RPS Group Plc	363,136
366,008	RSA Insurance Group Plc	3,302,503
13,220	Safestore Holdings Plc REIT	99,435
76,190	Saga Plc	142,060
22,285	Savills Plc	300,235
21,495	SDL Plc	115,265
67,804	Segro Plc REIT	601,680
140,739	Senior Plc	571,094
73,665	Severfield Plc	80,200
Shares		Value
UNITED KINGDOM (continued)
13,492	Severn Trent Plc	$359,264
158,633	SIG Plc	310,117
133,882	Smiths Group Plc	2,933,544
9,101	Soco International Plc	13,169
192,123	Spectris Plc	7,088,823
126,321	Speedy Hire Plc	93,454
193,314	Spirax-Sarco Engineering Plc	15,324,068
129,217	Spirent Communications Plc	212,108
15,991	Sportech Plc	13,753
80,412	Sports Direct International Plc(c)	445,308
18,318	SSP Group Plc	163,924
12,066	St. Ives Plc	14,295
78,970	St. James’s Place Plc	1,230,146
48,691	St. Modwen Properties Plc	274,898
13,089	Stagecoach Group Plc	27,955
995	Stallergenes Greer Plc(c)	29,615
707,430	STERIS Plc(b)	66,866,284
24,157	Sthree Plc	107,562
11,196	Stobart Group Ltd.	37,694
10,189	Stock Spirits Group Plc	34,824
14,730	Stolt-Nielsen Ltd.	208,166
8,341	Superdry Plc	172,321
54,149	Synthomer Plc	367,563
90,072	Talktalk Telecom Group Plc	158,880
110,608	Tate & Lyle Plc	873,565
692,296	Taylor Wimpey Plc	1,823,200
4,185	Ted Baker Plc	153,325
7,809	Telecom Plus Plc	115,625
5,940	Tesco Plc	19,240
117,616	Thomas Cook Group Plc	199,758
3,226	Topps Tiles Plc	3,085
103,584	TP ICAP Plc	671,004
117,700	Travelport Worldwide Ltd.	2,017,378
89,401	Travis Perkins Plc	1,556,817
16,317	Trifast Plc	58,398
107,872	Trinity Mirror Plc	126,230
52,377	TT Electronics Plc	160,900
232,118	Tullow Oil Plc(c)	726,412
26,201	U & I Group Plc	78,949
61,174	UBM Plc	814,447
458,930	Ultra Electronics Holdings Plc	8,882,246
19,353	UNITE Group Plc (The), REIT	178,724
15,981	United Utilities Group Plc	162,965
69,305	Vectura Group Plc(c)	77,285
155,304	Vesuvius Plc	1,254,219
534,072	Victrex Plc	19,229,691
51,241	Virgin Money Holdings UK Plc	195,969
11,826	Vitec Group Plc (The)	193,790
495	Vp Plc	6,084
14,730	Weir Group Plc (The)	431,030
22,284	WH Smith Plc	597,286
244,679	William Hill Plc	984,147
15,003	Wilmington Plc	51,169
12,913	Wincanton Plc	42,344
742,474	Wm Morrison Supermarkets Plc	2,476,290
66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
11,514	Workspace Group Plc REIT	$175,858
474,966	Xaar Plc(b)	2,313,288
366	Zeal Network SE	11,816
		363,976,101
UNITED STATES — 47.4%
23,200	1-800-Flowers.com, Inc. - Class A(c)	294,640
21,000	1st Source Corp.	1,092,000
9,100	A Schulman, Inc.	390,390
10,700	AAR Corp.	463,310
34,879	Aaron’s, Inc.	1,456,896
25,800	ACI Worldwide, Inc.(c)	599,850
2,700	ACNB Corp.	80,999
440,000	Actuant Corp. - Class A	10,362,000
8,700	Addus HomeCare Corp.(c)	456,750
437,791	Aduro Biotech, Inc.(c)	3,020,758
657,317	Advance Auto Parts, Inc.	75,229,931
45,800	Advanced Disposal Services, Inc.(c)	1,009,432
10,000	Advansix, Inc.(c)	358,200
114,494	Aerovironment, Inc.(c)	6,239,923
14,300	Agilysys, Inc.(c)	168,453
220,265	AGNC Investment Corp. REIT	4,167,414
1,600	Agree Realty Corp. REIT	78,207
17,316	Alacer Gold Corp.(c)	28,726
9,200	Alamo Group, Inc.	1,007,124
144,300	Alexander’s, Inc., REIT	682,539
2,300	Alico, Inc.	74,289
21,090	Allegiant Travel Co.	3,379,673
30,900	ALLETE, Inc.	2,361,069
36,100	Allscripts Healthcare Solutions, Inc.(c)	419,482
211,758	Alnylam Pharmaceuticals, Inc.(c)	20,017,484
30,600	Alpha & Omega Semiconductor Ltd.(c)	463,896
57,154	Ambarella, Inc.(c)	2,662,805
4,200	American National Bankshares, Inc.	161,489
50,200	American Software, Inc. - Class A	640,552
29,700	American States Water Co.	1,654,884
16,700	AMERISAFE, Inc.	990,310
16,900	Analogic Corp.	1,404,390
52,000	AngioDynamics, Inc.(c)	1,007,760
383,764	Annaly Capital Management, Inc., REIT	3,979,633
384,022	ANSYS, Inc.(c)	62,080,997
2,108	Anworth Mortgage Asset Corp., REIT	829,182
249,884	Apollo Commercial Real Estate Finance, Inc., REIT	4,502,910
13,300	Appfolio, Inc. - Class A(c)	637,735
28,700	Applied Industrial Technologies, Inc.	1,835,365
15,100	Arch Coal, Inc. - Class A	1,220,533
Shares		Value
UNITED STATES (continued)
39,400	Ares Commercial Real Estate Corp. REIT	$481,862
31,200	Argonaut Gold, Inc.(c)	60,021
29,800	Armada Hoffler Properties, Inc. REIT	404,386
10,385	Arrow Financial Corp.	367,629
14,400	Artesian Resources Corp. - Class A	551,520
10,200	Asbury Automotive Group, Inc.(c)	683,910
31,600	Aspen Technology, Inc.(c)	2,772,900
25,918	Assurant, Inc.	2,405,709
5,700	Atlantic Capital Bancshares, Inc.(c)	110,009
1,700	Atrion Corp.	1,057,570
55,300	AVX Corp.	816,228
1,780,630	Axalta Coating Systems Ltd.(c)	55,021,467
600,000	B&G Foods, Inc.	13,650,000
23,300	Balchem Corp.	2,055,992
17,300	Baldwin & Lyons, Inc. - Class B	403,090
16,600	BancFirst Corp.	948,690
6,500	Bank of Commerce Holdings	72,475
24,300	BankFinancial Corp.	411,399
9,500	Barrett Business Sevices, Inc.	831,440
17,400	BCB Bancorp, Inc.	269,700
400	Bel Fuse, Inc. - Class B	7,739
47,000	Benchmark Electronics, Inc.	1,236,100
102,661	Benefitfocus, Inc.(c)	3,100,362
10,600	BG Staffing, Inc.	202,142
66,500	Big Yellow Group Plc, REIT	1,264,165
9,665	Bizlink Holding, Inc.	71,370
3,900	BJ’s Restaurants, Inc.	217,815
246,800	Blackbaud, Inc.	25,904,128
97,334	Blackline, Inc.(c)	4,029,628
85,100	Bloomin’ Brands, Inc.	2,013,466
47,300	Blucora, Inc.(c)	1,229,800
67,700	Boston Beer Co., Inc. (The) - Class A(c)	15,174,955
44,200	Bottomline Technologies de, Inc.(c)	1,746,784
148,800	Brady Corp. - Class A	5,416,320
17,200	Briggs & Stratton Corp.	310,116
191,230	Brinker International, Inc.	8,335,716
9,500	British Land Co. Plc (The), REIT	569,335
205,800	Bryn Mawr Bank Corp.(b)	9,178,680
5,300	BSB Bancorp, Inc.(c)	170,925
5,640	C&F Financial Corp.	326,556
4,100	Cabot Microelectronics Corp.	415,945
2,200	CACI International, Inc. - Class A(c)	332,310
3,000	Calavo Growers, Inc.	281,100
41,800	Cambium Learning Group, Inc.(c)	423,852
11,600	Camden National Corp.	513,996
52,300	Cantel Medical Corp.	5,861,261
12,700	Capital & Regional Plc, REIT	375,158

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
4,600	Capital City Bank Group, Inc.	$102,947
570,000	Cardiovascular Systems, Inc.(b)(c)	13,024,500
6,900	Care.com, Inc.(c)	107,639
16,200	Carriage Services, Inc.	421,686
0	Cars.Com, Inc.(c)	0
50,500	Casella Waste Systems, Inc. - Class A(c)	1,237,755
400	Cass Information Systems, Inc.	24,191
382,100	Catalent, Inc.(c)	15,708,131
61,200	CatchMark Timber Trust, Inc. - Class A REIT	798,048
9,300	Cathay General Bancorp	372,093
72,800	CBIZ, Inc.(c)	1,354,080
42,655	CBOE Global Markets, Inc.	4,554,701
45,700	Central Garden & Pet Co. - Class A(c)	1,622,350
10,400	Central Garden & Pet Co. - Class A(c)	389,896
22,300	Central Valley Community Bancorp	459,380
46,600	Century Casinos, Inc.(c)	357,888
65,687	CEVA, Inc.(c)	2,141,396
26,300	Charter Financial Corp (MD)	611,738
18,100	Chase Corp.	2,027,200
11,800	Chatham Lodging Trust REIT	224,790
134,974	Cheesecake Factory, Inc. (The)	7,011,899
279,600	Chegg, Inc.(c)	6,489,516
8,500	Chemed Corp.	2,619,870
2,300	Chemung Financial Corp.	108,559
30,000	Cherry Hill Mortgage Investment Corp. REIT	528,600
20,100	Chesapeake Utilities Corp.	1,527,600
9,300	Churchill Downs, Inc.	2,553,780
4,900	Civitas Solutions, Inc.(c)	69,825
15,300	CNB Financial Corp.	433,908
5,400	Coca-Cola Bottling Co. Consolidated	909,306
500,031	Codexis, Inc.(b)(c)	5,625,349
3,100	Collectors Universe, Inc.	48,577
19,500	Columbia Sportswear Co.	1,618,695
235,000	Community Bank System, Inc.	13,218,750
3,100	Community Financial Corp. (The)	111,723
16,600	Community Trust Bancorp, Inc.	796,800
353,700	CommVault Systems, Inc.(c)	24,741,315
22,600	Computer Programs & Systems, Inc.	674,610
322,900	CONMED Corp.(b)	20,998,187
2,600	Consolidated-Tomoka Land Co.	159,951
68,200	Convergys Corp.	1,593,152
397,190	Cooper Cos., Inc. (The)	90,841,325
14,700	Cooper-Standard Holding Inc.(c)	1,819,860
1,568,340	CoreLogic, Inc.(b)(c)	77,632,830
3,700	Corenergy Infrastructure Trust, Inc., REIT	142,597
Shares		Value
UNITED STATES (continued)
11,800	CorVel Corp.(c)	$578,790
5,700	Cotiviti Holdings, Inc.(c)	196,878
14,500	CRA International, Inc.	818,815
44,749	Cracker Barrel Old Country Store, Inc.	7,365,238
17,900	Craft Brew Alliance, Inc.(c)	345,470
34,900	CSG Systems International, Inc.	1,493,371
20,700	CTS Corp.	619,965
19,500	Culp, Inc.	576,225
2,400	Curo Group Holdings Corp.(c)	52,487
19,200	Curtiss-Wright Corp.	2,458,368
17,200	Cutera, Inc.(c)	862,580
535,000	CVB Financial Corp.	11,850,250
52,859	Darden Restaurants, Inc.	4,908,487
2,200	Deckers Outdoor Corp.(c)	205,172
1,000	Delta Apparel, Inc.(c)	18,089
67,100	Denny’s Corp.(c)	1,174,921
1,067,000	DENTSPLY SIRONA, Inc.	53,712,780
90,975	DexCom, Inc.(c)	6,657,551
1,500	Diamond Hill Investment Group, Inc.	293,130
131,122	Digimarc Corp.(b)(c)	3,782,870
45,200	Diodes, Inc.(c)	1,290,460
18,700	Donegal Group, Inc. - Class A	260,304
858,965	Dover Corp.	79,626,056
11,100	Ducommun, Inc.(c)	322,899
180,580	Dun & Bradstreet Corp. (The)	20,822,680
94,800	Dynex Capital, Inc. REIT	623,784
6,000	Eastern Co. (The)	170,399
4,000	EastGroup Properties, Inc. REIT	359,120
25,400	El Paso Electric Co.	1,296,670
335,000	El Pollo Loco Holdings, Inc.(c)	3,350,000
590,000	Elf Beauty, Inc.(c)	10,720,300
41,357	Ellie Mae, Inc.(c)	4,006,253
15,400	EMC Insurance Group, Inc.	400,092
26,100	EMCOR Group, Inc.	1,920,699
29,300	Employers Holdings, Inc.	1,198,370
42,100	Encompass Health Corp.	2,560,522
28,800	Ennis, Inc.	515,520
11,800	Entegra Financial Corp.(c)	342,790
900	Enterprise Bancorp, Inc.	32,561
25,400	Enterprise Financial Services Corp.	1,291,590
21,200	EPAM Systems, Inc.(c)	2,424,220
17,570	Epsilon Energy Ltd.(c)	34,485
145,118	Equity Commonwealth REIT(c)	4,497,207
5,200	Escalade, Inc.	68,899
10,400	ESSA Bancorp, Inc.	152,047
47,300	Essent Group Ltd.(c)	1,559,008
5,400	Evans Bancorp, Inc.	244,620
1,500	Evercore Partners, Inc. - Class A	151,875
82,479	Exact Sciences Corp.(c)	4,124,775
24,800	ExlService Holdings, Inc.(c)	1,433,688
13,900	Fair Isaac Corp.(c)	2,407,202
2,700	Farmers Capital Bank Corp.	135,405

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,800	Farmers National Banc Corp.	$56,049
70,609	FARO Technologies, Inc.(c)	3,565,755
2,000	Federal Agricultural Mortgage Corp. - Class C	171,019
31,400	Fidelity Southern Corp.	713,722
748,378	Financial Engines, Inc.	33,415,078
3,000	Financial Institutions, Inc.	93,299
4,700	First Bancshares, Inc. (The)	152,045
45,200	First Busey Corp.	1,340,180
12,600	First Business Financial Services, Inc.	327,474
4,800	First Citizens BancShares, Inc. - Class A	2,074,992
20,000	First Community Bancshares, Inc.	620,600
14,200	First Defiance Financial Corp.	847,172
165,000	First Financial Bankshares, Inc.	8,175,750
15,500	First Financial Corp.	662,625
15,300	First Mid-Illinois Bancshares, Inc.	562,275
77,700	First Solar, Inc.(c)	5,509,707
8,000	FirstCash, Inc.	693,600
14,200	Five9, Inc.(c)	417,054
15,000	Forrester Research, Inc.	597,000
28,700	Forward Air Corp.	1,549,513
119,282	Foundation Medicine, Inc.(c)	9,107,181
56,100	Four Corners Property Trust, Inc., REIT	1,271,226
37,100	Franklin Street Properties Corp. REIT	288,638
31,600	Fresh Del Monte Produce, Inc.	1,553,140
65,845	FTI Consulting, Inc.(c)	3,845,348
215,000	German American Bancorp, Inc.(b)	7,256,250
28,300	Getty Realty Corp. REIT	708,915
40,000	Gladstone Commercial Corp. REIT	693,600
29,700	Global Brass & Copper Holdings, Inc.	891,000
11,400	Globus Medical, Inc. - Class A(c)	583,566
32,000	Gold Resource Corp.	162,239
19,000	GP Strategies Corp.(c)	396,150
4,000	Grand Canyon Education, Inc.(c)	415,960
15,100	Great Southern Bancorp, Inc.	798,035
203,528	GrubHub, Inc.(c)	20,584,822
10,900	Guaranty Bancshares, Inc.	357,411
151,015	Guess?, Inc.	3,517,139
150,000	Guidewire Software, Inc.(c)	12,693,000
37,500	Hackett Group, Inc. (The)	607,875
31,300	Haemonetics Corp.(c)	2,442,652
10,700	Hallmark Financial Services, Inc.(c)	109,889
171,000	Halyard Health, Inc.(c)	8,100,270
57,500	Hammerson Plc, REIT(c)	1,225,325
36,300	Hancock Holding Co.	1,773,255
Shares		Value
UNITED STATES (continued)
32,900	Hanmi Financial Corp.	$908,040
391,965	Harris Corp.	61,311,165
10,100	Haverty Furniture Cos., Inc.	183,315
420,000	HB Fuller Co.	20,777,400
45,000	Healthcare Services Group, Inc.	1,738,350
90,500	HealthEquity Inc.(c)	5,943,135
32,700	HealthStream, Inc.	758,313
51,522	Heartland Express, Inc.	918,637
26,700	Heartland Financial USA, Inc.	1,432,455
20,600	Heidrick & Struggles International, Inc.	775,590
212,600	Helen of Troy Ltd.(c)	18,953,290
40,000	Heritage Commerce Corp.	659,600
22,100	Heritage-Crystal Clean, Inc.(c)	467,415
15,300	HFF, Inc. - Class A	537,642
150,000	Hibbett Sports, Inc.(c)	4,080,000
40,100	Hillenbrand, Inc.	1,858,635
3,178	Hilltop Holdings, Inc.	71,251
300	Hingham Institution For Savings	61,199
12,000	Home Bancorp, Inc.	520,200
31,600	HomeStreet, Inc.(c)	805,800
450,000	Hostess Brands, Inc.(c)	6,322,500
8,800	Houlihan Lokey, Inc.	391,600
10,500	Hurco Cos., Inc.	464,100
20,300	ICF International, Inc.	1,362,130
49,100	ICU Medical, Inc.(c)	12,358,470
23,300	IDACORP, Inc.	2,166,900
359,260	IDEX Corp.	48,018,692
150,000	Independent Bank Corp.(b)	10,845,000
24,900	Independent Bank Corp.	595,110
458,879	Ingredion, Inc.	55,565,658
18,300	Innophos Holdings, Inc.	757,254
185,000	Innospec, Inc.	13,449,500
29,700	Insperity, Inc.	2,383,425
235,000	Insulet Corp.(c)	20,210,000
31,200	Integer Holdings Corp.(c)	1,712,880
563,200	Integra LifeScience Holdings Corp.(c)	34,710,016
27,400	Interface, Inc.	602,800
81,500	Invesco Mortgage Capital, Inc. REIT	1,322,745
1,900	Investors Title Co.	369,930
53,836	IPG Photonics Corp.(c)	11,468,683
95,918	iRobot Corp.(c)	5,597,774
48,300	J & J Snack Foods Corp.	6,636,903
22,100	J Alexander’s Holdings, Inc.(c)	264,095
48,564	j2 Global, Inc.	3,855,010
4,200	Jack in the Box, Inc.	376,740
8,400	JELD-WEN Holding, Inc.(c)	236,124
378,270	JM Smucker Co. (The)	43,153,042
12,500	John B. Sanfilippo & Son, Inc.	711,125
70,000	John Bean Technologies Corp.	7,542,500
405,000	John Wiley & Sons, Inc. - Class A	26,709,750
48,100	K12, Inc.(c)	735,930

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
57,838	Kaman Corp.	$3,507,296
1,372,790	KAR Auction Services, Inc.(b)	71,371,352
36,000	Kelly Services, Inc. - Class A	1,053,360
15,100	Kforce, Inc.	400,905
22,500	Kimball Electronics, Inc.(c)	356,625
19,700	Kinsale Capital Group, Inc.	1,015,535
15,200	Koppers Holdings, Inc.(c)	665,760
574,930	Laboratory Corp of America Holdings(c)	98,169,298
14,700	Lancaster Colony Corp.	1,846,173
17,500	Landec Corp.(c)	232,750
6,500	LCNB Corp.	121,549
18,100	LeMaitre Vascular, Inc.	569,245
87,824	Lendingtree, Inc.(c)	20,937,242
55,300	Lexington Realty Trust REIT	444,612
11,600	LHC Group, Inc.(c)	863,272
2,300	Liberty Tax, Inc.	23,689
5,700	Lifetime Brands, Inc.	67,829
6,000	Ligand Pharmaceuticals, Inc.(c)	929,100
819,990	LogMein, Inc.	90,362,898
50,600	Luminex Corp.	1,080,310
295,000	Lydall, Inc.(b)(c)	13,157,000
1,017	M/I Homes, Inc.(c)	30,998
18,600	Magellan Health, Inc.(c)	1,559,610
900	Malvern Bancorp, Inc.(c)	22,905
30,800	ManTech International Corp. - Class A	1,819,972
10,400	Marcus Corp. (The)	309,920
87,481	MarketAxess Holdings, Inc.	17,376,351
11,800	Marlin Business Services Corp.	323,320
800	Marriott Vacations Worldwide Corp.	98,087
92,700	Masimo Corp.(c)	8,317,971
12,923	Maxar Technologies Ltd.	584,778
1,818	Maxar Technologies Ltd.	82,374
30,800	MAXIMUS, Inc.	2,083,004
22,400	MBT Financial Corp.	227,920
27,267	McGrath RentCorp.	1,606,844
53,400	MedEquities Realty Trust, Inc. REIT	544,146
258,000	Medidata Solutions, Inc.(c)	18,410,880
8,900	Medifast, Inc.	893,382
63,800	Meridian Bioscience, Inc.	931,480
2,878	Meritage Homes Corp.(c)	128,071
20,600	Methode Electronics, Inc.	821,940
6,000	MGE Energy, Inc.	348,300
6,800	MicroStrategy, Inc. - Class A(c)	866,728
2,500	Middlefield Banc Corp.	128,249
20,700	Middlesex Water Co.	862,362
15,800	MidWestOne Financial Group, Inc.	509,866
18,500	Miller Industries, Inc.	457,875
271,301	MINDBODY, Inc. - Class A(c)	10,757,085
14,300	MKS Instruments, Inc.	1,464,320
79,200	Monmouth Real Estate Investment Corp. REIT	1,237,896
Shares		Value
UNITED STATES (continued)
49,600	Monotype Imaging Holdings, Inc.	$1,098,640
24,100	Moog, Inc. - Class A(c)	1,975,477
677	Movie Gallery, Inc.(a)(b)	0
175,300	MSA Safety, Inc.	15,223,052
54,700	MTGE Investment Corp. REIT	992,805
16,000	MTS Systems Corp.	812,800
7,900	MutualFirst Financial, Inc.	290,325
8,900	Myers Industries, Inc.	207,370
1,176,150	Nasdaq, Inc.(b)	103,877,568
6,500	Nathan’s Famous Inc.	532,675
12,900	National General Holdings Corp.	332,433
26,400	National Health Investors, Inc. REIT	1,802,328
14,900	National HealthCare Corp.	913,072
87,291	National Instruments Corp.	3,569,329
10,300	National Presto Industries, Inc.	986,225
1,800	National Western Life Group, Inc.	571,338
327,700	Navigators Group, Inc. (The)(b)	18,515,050
34,566	Neogen Corp.(c)	2,355,673
20,900	New Jersey Resources Corp.	864,215
315,000	New Relic, Inc.(c)	22,015,350
407,937	New York Community Bancorp, Inc.	4,846,292
25,900	NexPoint Residential Trust, Inc., REIT	693,861
4,629,181	Nexteer Automotive Group Ltd.	7,122,322
142,969	NIC, Inc.	2,123,090
6,900	Nicolet Bankshares, Inc.(c)	383,433
17,700	Northeast Bancorp	345,150
12,100	Northrim Bancorp, Inc.	425,920
94,300	Northwest Bancshares, Inc.	1,565,380
125,672	Northwest Natural Gas Co.	7,703,694
36,600	NorthWestern Corp.	2,010,804
4,950	Norwood Financial Corp.	146,570
16,100	NRG Yield, Inc. - Class A	283,521
370,000	NuVasive, Inc.(c)	19,687,700
4,500	Oil-Dri Corp of America	174,420
394,900	Okta, Inc.(c)	16,905,669
335,000	Omnicell, Inc.(c)	14,438,500
29,000	ONE Gas, Inc.	2,021,880
28,600	One Liberty Properties, Inc. REIT	679,536
22,200	Orthofix International NV(c)	1,354,644
32,000	Otter Tail Corp.	1,403,200
18,500	Oxford Industries, Inc.	1,425,240
140,665	Pacira Pharmaceuticals, Inc./DE(c)	4,656,012
160,000	Papa John’s International, Inc.	9,920,000
43,500	Par Pacific Holdings, Inc.(c)	733,845
29,173	Park National Corp.	3,147,183
3,400	Parke Bancorp, Inc.	79,729
19,600	PC Connection, Inc.	523,124

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
28,200	Peapack Gladstone Financial Corp.	$931,728
13,900	Pegasystems, Inc.	848,595
18,400	PennyMac Financial Services, Inc. - Class A(c)	379,040
81,500	Pennymac Mortgage Investment Trust REIT	1,433,585
107,297	Penumbra, Inc.(c)	13,342,382
100	Peoples Bancorp of North Carolina, Inc.	3,075
23,300	Peoples Bancorp, Inc.	835,538
2,600	Peoples Financial Services Corp.	121,939
16,200	People’s Utah Bancorp	515,970
45,900	Perficient, Inc.(c)	1,135,107
60,800	Performance Food Group Co.(c)	1,972,960
25,800	Perry Ellis International, Inc.(c)	669,510
28,600	Phibro Animal Health Corp. - Class A	1,209,780
22,300	PJT Partners, Inc. - Class A	1,237,427
15,200	Plantronics, Inc.	990,280
30,300	Plexus Corp.(c)	1,661,652
42,700	PNM Resources, Inc.	1,693,055
50,200	Portland General Electric Co.	2,132,496
9,700	Potlatch Corp. REIT	502,945
7,000	PRA Health Sciences, Inc.(c)	575,190
12,360	Premier Financial Bancorp Inc.	243,245
425,000	Prestige Brands Holdings, Inc.(c)	12,512,000
43,000	Primoris Services Corp.	1,100,370
92,736	Progress Software Corp.	3,424,740
180,000	Prosperity Bancshares, Inc.	12,918,600
2,900	Providence Service Corp. (The)(c)	220,052
9,700	Provident Financial Holdings, Inc.	177,995
7,600	Prudential Bancorp, Inc.	138,851
15,800	PS Business Parks, Inc. REIT	1,821,424
750,000	Pure Storage, Inc. - Class A(c)	15,172,500
1,778,357	PureTech Health Plc(b)(c)	3,590,050
4,907	PVH Corp.	783,501
180,000	Q2 Holdings, Inc.(c)	8,865,000
18,600	QAD Inc.	835,140
10,400	QCR Holdings, Inc.	470,600
71,200	Quality Systems, Inc.(c)	956,216
275,000	Qualys, Inc.(c)	21,161,250
50,023	Quest Diagnostics, Inc.	5,062,328
39,500	RadNet, Inc.(c)	523,375
9,000	RBB Bancorp	245,880
9,900	RCI Hospitality Holdings, Inc.	269,181
5,000	RealPage, Inc.(c)	267,500
725,433	REC Silicon ASA(c)	122,973
4,000	Red Robin Gourmet Burgers, Inc.(c)	249,400
5,000	Reis Inc.	104,999
7,146	Reliance Worldwide Corp. Ltd.	25,359
Shares		Value
UNITED STATES (continued)
13,900	Republic Bancorp, Inc. - Class A	$586,163
46,000	Riverview Bancorp, Inc.	431,940
12,400	RMR Group Inc. (The) - Class A	922,560
31,200	Rosetta Stone, Inc.(c)	433,992
7,100	Rush Enterprises, Inc. - Class A(c)	289,893
49,200	Ruth’s Hospitality Group Inc.	1,321,020
29,600	Ryman Hospitality Properties Inc. REIT	2,320,048
15,800	Safety Insurance Group, Inc.	1,264,000
2,100	Saia, Inc.(c)	138,705
13,082,540	Samsonite International SA(b)	59,011,339
57,330	Sanderson Farms, Inc.	6,372,803
43,267	Seattle Genetics, Inc.(c)	2,214,838
17,800	Select Income REIT	337,488
38,300	Selective Insurance Group, Inc.	2,267,360
236,200	Sensient Technologies Corp.	15,742,730
20,400	Shore Bancshares, Inc.	369,036
11,700	SI Financial Group, Inc.	167,309
20,900	Sierra Bancorp	582,274
510,000	Simply Good Foods Co. (The)(c)	6,609,600
22,780	Sims Metal Management Ltd.	275,312
29,200	Simulations Plus, Inc.	480,340
936,010	SIX Flags Entertainment Corp.	59,193,272
25,000	SJW Corp.	1,511,250
295,357	Snap-on, Inc.	42,900,604
300	Southern First Bancshares, Inc.(c)	13,755
11,400	Southern Missouri Bancorp, Inc.	397,860
99,560	Southwest Gas Holdings, Inc.	7,266,884
24,700	SP Plus Corp.(c)	868,205
205,340	Spectrum Brands Holdings, Inc.	14,805,014
27,700	Spire, Inc.	1,998,555
60,295	Splunk, Inc.(c)	6,189,282
1,600	SPS Commerce, Inc.(c)	109,711
228,742	STAAR Surgical Co.(b)(c)	3,717,058
6,400	Stamps.com, Inc.(c)	1,457,600
156,000	Standex International Corp.(b)	15,124,200
6,800	StarTek, Inc.(c)	60,111
36,200	State Bank Financial Corp.	1,140,662
19,400	Stepan Co.	1,364,208
800	Steven Madden Ltd.	38,599
28,400	Stewart Information Services Corp.	1,184,564
190,000	Stock Yards Bancorp, Inc.(b)	7,115,500
162,887	Stratasys Ltd.(c)	3,122,544
10,410	Strayer Education, Inc.	1,093,779
11,000	Superior Uniform Group, Inc.	295,020
280,000	Supernus Pharmaceuticals, Inc.(c)	13,132,000
44,100	Sykes Enterprises, Inc.(c)	1,268,316
125,000	Syneos Health, Inc.(c)	4,762,500
5,900	SYNNEX Corp.	591,003

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
15,500	Syntel, Inc.(c)	$447,640
15,700	Systemax, Inc.	493,451
10,425	Tahoe Resources, Inc.	52,533
213,900	Talend SA - ADR(c)	10,438,320
26,600	TechTarget, Inc.(c)	554,610
329,813	Teladoc, Inc.(c)	14,181,959
11,800	Territorial Bancorp Inc.	359,192
33,652	Tesla Motors, Inc.(c)	9,890,323
41,600	Tetra Tech, Inc.	2,013,440
103,692	Texas Roadhouse, Inc.	6,644,583
11,800	Timberland Bancorp, Inc.	385,270
7,900	Tiptree, Inc.	50,165
33,903	TiVo Corp.	479,727
5,431	Tootsie Roll Industries, Inc.	155,055
315,000	TreeHouse Foods, Inc.(c)	12,127,500
6,300	TriCo Bancshares	235,431
361,700	TriMas Corp.(b)(c)	9,802,070
3,100	Trinseo SA	226,145
152,826	Trupanion, Inc.(c)	4,016,267
113,000	TrustCo Bank Corp.	966,150
24,000	TTEC Holdings, Inc.	768,000
15,000	Turning Point Brands, Inc.	318,300
3,200	Two River Bancorp	54,527
11,400	UFP Technologies, Inc.(c)	379,050
245,000	UMB Financial Corp.	18,762,100
8,500	UniFirst Corp.	1,365,100
15,900	United Community Banks, Inc.	507,687
40,200	United Community Financial Corp.	407,226
27,400	United Fire Group, Inc.	1,377,946
26,000	Unitil Corp.	1,263,340
20,300	Universal Insurance Holdings, Inc.	658,735
16,100	Universal Logistics Holdings, Inc.	353,395
15,600	Upland Software, Inc.(c)	423,852
44,500	Urstadt Biddle Properties, Inc. - Class A REIT	884,215
13,200	USANA Health Sciences, Inc.(c)	1,393,260
7,300	Utah Medical Products Inc.	741,315
66,088	Valeant Pharmaceuticals International, Inc.(c)	1,193,130
9,700	Varex Imaging Corp.(c)	349,103
86,735	Vector Group Ltd.	1,691,333
6,100	Vectrus, Inc.(c)	219,600
101,032	Veeco Instruments, Inc.(c)	1,560,944
46,600	Verint Systems, Inc.(c)	1,961,860
76,103	Viad Corp.	3,862,227
1,300	Village Super Market, Inc. - Class A	35,359
23,600	Vishay Intertechnology, Inc.	416,540
12,600	Vishay Precision Group, Inc.(c)	356,580
139,400	Vonage Holdings Corp.(c)	1,558,492
13,100	VSE Corp.	671,899
334,775	Wabtec Corp.	29,731,368
15,800	Walker & Dunlop, Inc.	902,338
Shares		Value
UNITED STATES (continued)
185,000	Washington Trust Bancorp, Inc.(b)	$10,249,000
63,793	Waste Connections, Inc.	4,610,764
336,791	Waters Corp.(c)	63,454,792
40,500	Waterstone Financial Inc.	694,575
213,665	Wayfair, Inc. - Class A(c)	13,311,330
31,500	Web.com Group, Inc.(c)	585,900
1,150,000	Welbilt, Inc.(c)	22,034,000
14,900	West Bancorp, Inc.	362,815
313,568	West Pharmaceutical Services, Inc.	27,659,833
12,300	Westwood Holdings Group, Inc.	713,154
12,400	Weyco Group, Inc.	455,080
1,600	Winmark Corp.	208,480
25,300	Wintrust Financial Corp.	2,263,085
580,000	Wolverine World Wide, Inc.	17,376,800
270,000	Woodward, Inc.	19,423,800
7,700	Workiva, Inc.(c)	173,250
1,277,360	Worldpay, Inc. - Class A(c)	103,747,179
835,220	Wyndham Worldwide Corp.	95,390,476
87,600	Xenia Hotels & Resorts, Inc. REIT	1,803,684
35,100	XO Group Inc.(c)	760,968
283,900	Yext, Inc.(c)	3,787,226
74,853	Zillow Group, Inc. - Class A(c)	3,620,640
179,287	Zillow Group, Inc. - Class C(c)	8,693,627
		3,155,419,821
VIETNAM — 0.1%
771,370	Bank for Investment and Development of Vietnam JSC	1,216,560
71,090	Bao Viet Holdings	286,253
391,530	PetroVietnam Drilling & Well Services JSC(c)	291,306
1,088,845	Saigon - Hanoi Commercial Joint Stock Bank(c)	544,294
675,360	Saigon Thuong Tin Commercial JSB(c)	409,093
291,550	Vietnam National Petroleum Group	786,950
236,280	Vingroup JSC(c)	1,301,865
		4,836,321
Total Common Stocks (Cost $4,556,048,793)		6,015,815,313

INVESTMENT COMPANY — 0.4%
26,607,066	SEI Daily Income Trust Government II Fund, Class A 1.53%(d)	26,607,066
Total Investment Company (Cost $26,607,066)		26,607,066

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

EXCHANGE TRADED FUNDS — 6.1%
1,140,400	iShares Global Energy ETF(b)	$42,240,416
276,000	iShares Global Financials ETF(b)	19,126,800
3,007,700	SPDR S&P Oil & Gas Exploration & Production ETF	118,443,226
2,178,600	VanEck Vectors Gold Miners ETF	48,539,208
2,307,365	VanEck Vectors Junior Gold Miners ETF	75,012,436
2,104,400	VanEck Vectors Oil Services ETF	57,113,416
242,275	Vanguard Energy ETF	24,547,303
336,750	Vanguard Financials ETF	23,309,835
Total Exchange Traded Funds (Cost $398,398,166)		408,332,640

RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, Expiring 12/1/2049(a)(b)(c)	0
1,710	Centrebet Litigation Units, Expiring 12/1/2049(a)(b)(c)	0
		0
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expiring 5/22/2029(a)(b)	0
INDONESIA — 0.0%
796,300	Medco Energi Internasional Tbk PT Warrants, Expiring 12/11/2020	30,908
MALAYSIA — 0.0%
37,137	Protasco, Expiring 4/30/2019	331
SINGAPORE — 0.0%
169,648	Ezion Holdings Ltd., Expiring 4/16/2023(b)	0
SOUTH KOREA — 0.0%
780	Taihan Fiberoptics, Expiring 5/29/2018(b)	1,278
SPAIN — 0.0%
13,630	Quabit Inmobiliaria SA, Expiring 5/14/2018	757
UNITED KINGDOM — 0.0%
128,742	GVC Holdings Plc. - CVR Shares, Expiring 12/31/2030	19,195
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals, Inc. Contingent Value Rights(a)	0
Total Rights/Warrants (Cost $1,823)		52,469
Principal Amount
U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Bank — 1.7%
$43,000,000	1.41%, 05/01/2018(e)	$43,000,000
13,000,000	1.66%, 05/17/2018(e)	12,990,172
55,000,000	1.70%, 05/23/2018(e)	54,942,855
Total U.S. Government Agencies (Cost $110,933,270)		110,933,027

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 0.0%
U.S. Treasury Bills — 0.0%
$2,000,000	1.56%, 05/03/2018(e)	$1,999,827
Total U.S. Government Securities (Cost $1,999,827)		1,999,827

Shares		Value
CASH SWEEP — 0.7%
44,017,967	Citibank - US Dollars on Deposit in Custody Account,0.10%(d)	44,017,967
Total Cash Sweep (Cost $44,017,967)		44,017,967
TOTAL INVESTMENTS — 99.3% (Cost $5,138,006,912)		6,607,758,309
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		48,312,989
NET ASSETS — 100.0%		$6,656,071,298

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $2,940,243 which is 0.04% of net assets and the cost is $9,824,072.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $338,348,910 or 5.08% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the current yield as of April 30, 2018.
(e)	The rate represents the annualized yield at time of purchase.

The following abbreviations are used in the report:

ADR — American Depositary Receipt
CPO — Certificate of Participation-Common
CVR — Contingent Value Rights
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2018
(Unaudited)

NVDR — Non Voting Depositary Receipt
NZD — New Zealand Dollar
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
USD — U.S. Dollar
VVPR — Voter Verified Paper Record

Forward Foreign Currency Exchange Contracts Outstanding as of April 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	24,624,636	NZD	34,830,000	Citibank N.A.	07/31/18	$119,246
						$119,246

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	18.2%
Information Technology	15.0
Health Care	13.9
Consumer Discretionary	13.2
Materials	6.3
Consumer Staples	5.5
Banks	4.8
Diversified Financials	3.6
Real Estate	2.8
Utilities	2.6
Insurance	2.3
Energy	1.5
Telecommunication Services	0.6
Other*	9.7
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

74

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 28, 2018

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	June 28, 2018

* Print the name and title of each signing officer under his or her signature.